UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-08764

PACE® Select Advisors Trust
(Exact name of registrant as specified in charter)

1285 Avenue of the Americas New York, New York		10019-6028
(Address of principal executive offices)		(Zip code)

Mark F. Kemper, Esq. UBS Global Asset Management 1285 Avenue of the Americas New York, NY 10019-6028
(Name and address of agent for service)

Copy to:
Jack W. Murphy, Esq. Dechert LLP 1900 K Street, N.W. Washington, DC 20006

Registrant’s telephone number, including area code:		212-821 3000

Date of fiscal year end:	July 31

Date of reporting period:	October 31, 2013

Item 1.  Schedule of Investments

PACE Select Advisors Trust

PACE Money Market Investments

Schedule of investments – October 31, 2013 (unaudited)

	Face amount ($)	Value ($)
US government and agency obligations—9.00%
Federal Home Loan Bank
0.060%, due 01/29/14[1]	3,000,000	2,999,555
0.125%, due 03/27/14	1,500,000	1,499,718
US Treasury Bill
0.037%, due 11/29/13[1]	5,000,000	4,999,856
US Treasury Notes
0.500%, due 11/15/13	6,000,000	6,000,716
0.750%, due 12/15/13	6,000,000	6,004,058
1.000%, due 01/15/14	1,000,000	1,001,680
2.625%, due 07/31/14	3,000,000	3,055,401
Total US government and agency obligations (cost—$25,560,984)		25,560,984

Certificates of deposit—11.97%
Banking-non-US—9.15%
Bank of Montreal
0.190%, due 01/15/14	4,000,000	4,000,000
Credit Industriel et Commercial
0.220%, due 12/04/13	3,000,000	3,000,000
Mitsubishi UFJ Trust & Banking Corp.
0.210%, due 01/24/14	3,000,000	3,000,000
Mizuho Bank Ltd.
0.210%, due 01/03/14	5,000,000	5,000,000
Natixis
0.242%, due 11/29/13[2]	2,000,000	2,000,000
Norinchukin Bank
0.160%, due 11/21/13	5,000,000	5,000,000
Sumitomo Mitsui Banking Corp.
0.210%, due 11/06/13	4,000,000	4,000,000
		26,000,000
Banking-US—2.82%
Bank of America N.A.
0.170%, due 11/21/13	3,000,000	3,000,000
Citibank N.A.
0.140%, due 11/01/13	5,000,000	5,000,000
		8,000,000
Total certificates of deposit (cost—$34,000,000)		34,000,000

Commercial paper[1]—56.43%
Asset backed-auto & truck—2.83%
FCAR Owner Trust II
0.180%, due 11/04/13	5,000,000	4,999,925
0.160%, due 12/09/13	3,030,000	3,029,488
		8,029,413
Asset backed-miscellaneous—17.53%
Atlantic Asset Securitization LLC
0.130%, due 11/13/13	1,035,000	1,034,955

PACE Select Advisors Trust

PACE Money Market Investments

Schedule of investments – October 31, 2013 (unaudited)

	Face amount ($)	Value ($)
Commercial paper[1]—(continued)
Asset backed-miscellaneous—(concluded)
Cancara Asset Securitisation LLC
0.190%, due 11/12/13	3,000,000	2,999,826
0.200%, due 11/12/13	2,000,000	1,999,878
0.200%, due 11/21/13	3,000,000	2,999,666
0.190%, due 12/19/13	1,000,000	999,747
Ciesco LLC
0.230%, due 02/03/14[3,4]	2,000,000	2,000,000
LMA Americas LLC
0.190%, due 11/19/13	5,000,000	4,999,525
Old Line Funding LLC
0.220%, due 01/24/14	3,000,000	2,998,460
0.230%, due 04/15/14	2,000,000	1,997,892
Regency Markets No. 1 LLC
0.160%, due 11/14/13	5,000,000	4,999,711
Sheffield Receivables Corp.
0.150%, due 12/03/13	5,000,000	4,999,333
0.190%, due 12/09/13	4,000,000	3,999,198
Thunder Bay Funding LLC
0.180%, due 12/06/13	4,775,000	4,774,164
Victory Receivables Corp.
0.140%, due 11/04/13	2,000,000	1,999,977
0.170%, due 11/14/13	7,000,000	6,999,570
		49,801,902
Banking-non-US—14.78%
Barclays Bank PLC
0.430%, due 11/01/13[2,5]	5,000,000	5,000,000
Caisse Centrale Desjardins
0.180%, due 01/13/14	3,000,000	2,998,905
0.195%, due 02/14/14	5,000,000	4,997,156
DBS Bank Ltd.
0.240%, due 04/01/14	5,000,000	4,994,967
0.240%, due 04/23/14	3,000,000	2,996,540
Mitsubishi UFJ Trust & Banking Corp.
0.200%, due 11/13/13	3,000,000	2,999,800
Mizuho Funding LLC
0.210%, due 11/07/13	4,000,000	3,999,860
Nordea Bank AB
0.220%, due 11/15/13	1,000,000	999,914
Oversea-Chinese Banking Corp., Ltd.
0.210%, due 01/03/14	4,000,000	3,998,530
Sumitomo Mitsui Banking Corp.
0.210%, due 11/20/13	3,000,000	2,999,668
Swedbank
0.195%, due 12/06/13	5,000,000	4,999,052
Westpac Securities NZ Ltd.
0.329%, due 01/02/14[2,3]	1,000,000	1,000,000
		41,984,392
Banking-US—13.90%
ABN Amro Funding USA LLC
0.230%, due 11/12/13	5,500,000	5,499,613
0.220%, due 12/18/13	3,000,000	2,999,138

PACE Select Advisors Trust

PACE Money Market Investments

Schedule of investments – October 31, 2013 (unaudited)

	Face amount ($)	Value ($)
Commercial paper[1]—(continued)
Banking-US—(concluded)
Bedford Row Funding Corp.
0.420%, due 12/16/13	1,500,000	1,499,213
BNP Paribas Finance, Inc.
0.130%, due 11/01/13	1,000,000	1,000,000
Erste Finance LLC
0.170%, due 11/01/13	5,000,000	5,000,000
ING (US) Funding LLC
0.215%, due 11/01/13	1,000,000	1,000,000
0.180%, due 12/09/13	5,000,000	4,999,050
National Australia Funding Delaware, Inc.
0.225%, due 12/09/13	5,000,000	4,998,813
Northern Pines Funding LLC
0.130%, due 11/04/13	5,000,000	4,999,946
0.190%, due 12/18/13	2,000,000	1,999,504
0.250%, due 03/06/14	1,500,000	1,498,698
PNC Bank N.A.
0.280%, due 01/28/14[4]	1,000,000	1,000,000
Wells Fargo
0.180%, due 12/11/13	3,000,000	2,999,400
		39,493,375
Beverage/bottling—1.76%
Coca-Cola Co.
0.060%, due 12/10/13	5,000,000	4,999,675

Finance-captive automotive—1.76%
Toyota Motor Credit Corp.
0.210%, due 11/25/13[2]	2,000,000	2,000,000
0.210%, due 02/26/14	3,000,000	2,997,953
		4,997,953
Finance-non-captive diversified—0.35%
General Electric Capital Corp.
0.200%, due 12/19/13	1,000,000	999,733

Insurance-life—3.52%
MetLife Short Term Funding LLC
0.150%, due 11/26/13	3,000,000	2,999,687
0.130%, due 01/15/14	3,000,000	2,999,188
Prudential PLC
0.200%, due 11/20/13	1,000,000	999,894

PACE Select Advisors Trust

PACE Money Market Investments

Schedule of investments – October 31, 2013 (unaudited)

	Face amount ($)	Value ($)
Commercial paper[1]—(concluded)
Insurance-life—(concluded)
0.210%, due 01/22/14	3,000,000	2,998,565
		9,997,334
Total commercial paper (cost—$160,303,777)		160,303,777

Repurchase agreements—22.92%
Repurchase agreement dated 10/31/13 with Barclays Capital, Inc., 0.080% due 11/01/13, collateralized by $25,461,200 US Treasury Note, 0.625% due 10/15/16; (value—$25,500,021); proceeds: $25,000,056	25,000,000	25,000,000
Repurchase agreement dated 10/31/13 with Deutsche Bank Securities, Inc., 0.110% due 11/01/13, collateralized by $2,520,000 Federal Home Loan Bank obligations, 5.375% to 5.500% due 08/13/14 to 05/18/16, $33,375,000 Federal Home Loan Mortgage Corp. obligations, zero coupon to 5.500% due 01/07/14 to 05/04/37 and $6,121,000 Federal National Mortgage Association obligations, 0.875% to 6.210% due 08/28/14 to 06/05/36; (value—$40,800,301); proceeds: $40,000,122	40,000,000	40,000,000
Repurchase agreement dated 10/31/13 with State Street Bank and Trust Co., 0.000% due 11/01/13, collateralized by $124,222 Federal National Mortgage Association obligations, 2.080% due 11/02/22; (value—$116,433); proceeds: $114,000	114,000	114,000
Total repurchase agreements (cost—$65,114,000)		65,114,000
Total investments (cost—$284,978,761 which approximates cost for federal income tax purposes)—100.32%		284,978,761
Liabilities in excess of other assets—(0.32)%		(895,947)
Net assets (applicable to 284,082,149 shares of beneficial interest outstanding equivalent to $1.00 per share)—100.00%		284,082,814

For a listing of defined portfolio acronyms that are used throughout the Schedule of investments as well as the tables that follow, please refer to the end of the last Portfolio.

PACE Select Advisors Trust

PACE Money Market Investments

Schedule of investments – October 31, 2013 (unaudited)

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of October 31, 2013 in valuing the Portfolio’s investments:

	Unadjusted quoted prices in active markets for identical investments (Level 1) ($)	Other significant observable inputs (Level 2) ($)	Unobservable inputs (Level 3) ($)	Total ($)

US government and agency obligations	—	25,560,984	—	25,560,984
Certificates of deposit	—	34,000,000	—	34,000,000
Commercial paper	—	160,303,777	—	160,303,777
Repurchase agreements	—	65,114,000	—	65,114,000
Total	—	284,978,761	—	284,978,761

At October 31, 2013, there were no transfers between Level 1 and Level 2.

Issuer breakdown by country or territory of origin

Percentage of total investments(%)
United States	73.3
Japan	11.2
Canada	4.2
Singapore	4.2
United Kingdom	3.2
France	1.8
Sweden	1.8
Australia	0.3
Total	100.0

Weighted average maturity—36 days

Portfolio footnotes

1                                         Rates shown are the discount rates at date of purchase.

2                                         Variable or floating rate security. The interest rate shown is the current rate as of October 31, 2013 and changes periodically. The maturity date reflects earlier of reset date or stated maturity date.

3                                         Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities, which represent 1.06% of net assets as of October 31, 2013, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

4                                         Rate represents stated coupon rate.

5                                         Illiquid security representing 1.76% of net assets as of October 31, 2013.

For more information regarding the Portfolio’s other significant accounting policies, please refer to the Portfolio’s annual report to shareholders dated July 31, 2013.

PACE Select Advisors Trust

PACE Government Securities Fixed Income Investments

Schedule of investments – October 31, 2013 (unaudited)

	Face amount ($)	Value ($)
US government obligations—1.39%
US Treasury Notes
1.375%, due 07/31/18[1]	1,400,000	1,409,187
1.750%, due 05/15/23	1,100,000	1,027,382
2.125%, due 08/31/20	5,500,000	5,580,350
Total US government obligations (cost—$7,953,229)		8,016,919

Government national mortgage association certificates—30.31%
GNMA
3.500%, due 01/15/42	2,999,998	3,116,166
3.500%, due 02/15/42	7,000,008	7,277,732
3.500%, due 05/15/42	4,000,004	4,154,895
3.500%, due 07/15/42[2]	5,999,998	6,232,335
4.000%, due 10/15/40	3,798,132	4,057,425
4.500%, due 06/15/39	558,208	602,150
4.500%, due 09/15/39	1,904,507	2,073,974
4.500%, due 11/15/39	433,735	469,370
4.500%, due 01/15/40	525,445	568,580
4.500%, due 05/15/40	227,065	245,700
4.500%, due 06/15/40	1,509,752	1,633,939
5.000%, due 12/15/34	409,000	449,510
5.000%, due 04/15/38	381,911	416,327
5.000%, due 05/15/38	21,700	23,659
5.000%, due 09/15/39	1,134,559	1,235,890
5.000%, due 08/15/39	1,019,151	1,110,140
5.000%, due 10/15/39	13,307	14,494
5.000%, due 12/15/39	31,453	34,391
5.000%, due 02/15/40	403,901	440,150
5.000%, due 05/15/40	872,921	954,353
5.000%, due 06/15/40	1,216,256	1,329,674
5.000%, due 09/15/40	16,827	18,382
5.000%, due 05/15/41	254,860	281,180
5.500%, due 02/15/38	10,474	11,467
5.500%, due 10/15/38	1,910,383	2,093,529
5.500%, due 12/15/38	28,879	31,604
5.500%, due 03/15/39	343,712	377,920
5.500%, due 05/15/39	255,628	279,669
5.500%, due 09/15/39	1,247,024	1,364,302
5.500%, due 01/15/40	13,924	15,227
5.500%, due 03/15/40	313,350	342,333
5.500%, due 05/15/40	77,118	84,302
6.000%, due 10/15/31	1,902	2,126
6.000%, due 03/15/34	3,556	3,925
6.000%, due 07/15/36	79,625	88,880
6.500%, due 02/15/29	1,646	1,906
6.500%, due 11/15/34	4,991	5,590
6.500%, due 01/15/36	12,877	14,424
6.500%, due 03/15/36	2,005	2,246
6.500%, due 09/15/36	452,694	520,731
6.500%, due 02/15/37	25,800	29,358
6.500%, due 04/15/37	17,195	19,498
6.500%, due 01/15/38	12,506	14,113
6.500%, due 06/15/38	50,734	57,463
6.500%, due 07/15/38	46,792	54,838
6.500%, due 10/15/38	90,671	102,217
6.500%, due 11/15/38	16,344	18,310
7.500%, due 08/15/21	4,428	4,853
8.000%, due 02/15/23	826	937
8.250%, due 04/15/19	208,081	233,941
10.500%, due 02/15/19	21,369	21,493
10.500%, due 06/15/19	26,454	26,608
10.500%, due 07/15/19	34,417	34,618

PACE Select Advisors Trust

PACE Government Securities Fixed Income Investments

Schedule of investments – October 31, 2013 (unaudited)

Security description	Face amount ($)	Value ($)
Government national mortgage association certificates—(continued)
10.500%, due 07/15/20	2,718	2,734
10.500%, due 08/15/20	24,640	25,549
10.500%, due 09/15/20	2,769	2,785
11.500%, due 05/15/19	2,404	2,466
GNMA II
2.500%, due 03/20/43	996,727	941,473
2.500%, due 06/20/43[2]	1,000,100	944,382
4.500%, due 06/20/40	7,482,771	8,131,999
4.500%, due 08/20/40	277,979	302,280
5.000%, due 12/20/33	652,562	715,256
5.000%, due 01/20/34	361,695	396,798
5.000%, due 02/20/38	599,101	653,309
5.000%, due 04/20/38	655,148	714,203
5.000%, due 08/20/41	83,568	91,405
9.000%, due 04/20/25	14,745	17,268
9.000%, due 12/20/26	3,839	4,132
9.000%, due 01/20/27	11,685	12,123
9.000%, due 09/20/30	1,230	1,251
9.000%, due 10/20/30	4,038	4,258
9.000%, due 11/20/30	5,494	5,633
GNMA II ARM
1.625%, due 06/20/22	95,959	99,480
1.625%, due 01/20/23	73,935	76,558
1.625%, due 03/20/23	36,502	37,797
1.625%, due 01/20/24	91,877	95,140
1.625%, due 04/20/24	128,011	133,277
1.625%, due 02/20/25	22,629	23,434
1.625%, due 03/20/26	19,460	20,152
1.625%, due 04/20/26	188,892	196,674
1.625%, due 06/20/26	77,554	80,750
1.625%, due 01/20/27	140,813	144,872
1.625%, due 04/20/27	43,293	45,077
1.625%, due 01/20/28	16,165	16,741
1.625%, due 02/20/28	12,010	12,437
1.625%, due 04/20/30	14,114	14,697
1.625%, due 05/20/30	164,504	171,292
1.750%, due 07/20/17	2,866	2,979
1.750%, due 09/20/21	108,584	112,909
1.750%, due 08/20/25	25,863	26,897
1.750%, due 09/20/25	33,496	34,835
1.750%, due 08/20/26	37,536	39,038
1.750%, due 07/20/27	13,991	14,551
1.750%, due 07/20/30	82,964	86,288
2.000%, due 01/20/25	9,067	9,470
2.000%, due 05/20/25	9,650	10,006
2.000%, due 09/20/26	5,618	5,822
2.000%, due 01/20/27	8,917	9,315
2.000%, due 02/20/27	13,179	13,765
2.000%, due 04/20/27	4,990	5,174
2.000%, due 08/20/27	37,884	39,259
2.000%, due 04/20/30	16,492	17,101
2.000%, due 05/20/30	485,966	503,911
2.000%, due 07/20/30	26,222	27,174
2.000%, due 08/20/30	124,210	128,721
2.500%, due 04/20/18	3,242	3,370
2.500%, due 11/20/21	22,493	23,152
2.500%, due 03/20/25	31,964	33,334
2.500%, due 07/20/30	57,386	59,623
2.500%, due 08/20/30	4,553	4,731
2.500%, due 10/20/30	23,851	24,811
3.000%, due 04/20/18	4,147	4,299
3.000%, due 05/20/25	73,128	76,928

PACE Select Advisors Trust

PACE Government Securities Fixed Income Investments

Schedule of investments – October 31, 2013 (unaudited)

	Face amount ($)	Value ($)
Government national mortgage association certificates—(concluded)
3.000%, due 06/20/25	22,601	23,444
3.500%, due 03/20/25	14,827	15,475
4.000%, due 01/20/18	72,485	75,715
4.000%, due 05/20/18	4,408	4,641
4.000%, due 06/20/19	30,227	31,845
GNMA TBA
2.500%	2,000,000	1,885,000
3.500%[2]	4,000,000	4,147,500
4.000%	12,000,000	12,759,374
4.500%	7,000,000	7,544,687
5.000%	1,000,000	1,088,711
5.500%	5,000,000	5,462,304
6.000%	2,000,000	2,205,000
6.500%	500,000	560,156
GNMA II TBA
3.000%	19,000,000	18,955,470
3.500%	25,000,000	25,968,750
4.000%	13,000,000	13,863,281
4.500%	8,000,000	8,666,250
5.000%	12,000,000	13,064,531
Total government national mortgage association certificates (cost—$172,484,572)		174,376,123

Federal home loan mortgage corporation certificates*—16.11%
FHLMC
2.375%, due 01/13/22	1,000,000	980,318
3.000%, due 04/01/43	994,930	967,829
3.000%, due 10/01/43	7,000,000	6,882,827
3.500%, due 09/01/32	1,044,534	1,092,029
4.000%, due 01/01/37	1,023,256	1,077,787
4.000%, due 07/01/43	387,422	406,153
4.500%, due 04/01/41	2,901,566	3,099,202
4.500%, due 05/01/41	538,546	575,400
5.000%, due 11/01/27	17,595	18,941
5.000%, due 10/01/29	618,466	673,299
5.000%, due 09/01/33	538,218	593,207
5.000%, due 01/01/34	98,245	105,973
5.000%, due 06/01/34	33,447	36,235
5.000%, due 04/01/35	62,383	68,685
5.000%, due 05/01/35	407,988	441,485
5.000%, due 07/01/35	2,415,689	2,614,280
5.000%, due 08/01/35	115,860	125,190
5.000%, due 10/01/35	95,266	102,953
5.000%, due 12/01/35	26,985	29,137
5.000%, due 06/01/37	179,661	193,400
5.000%, due 06/01/39	188,355	203,069
5.000%, due 08/01/39	83,572	90,051
5.000%, due 03/01/40	19,928	21,541
5.000%, due 07/01/40	426,495	460,872
5.000%, due 08/01/40	171,427	185,347
5.000%, due 09/01/40	120,802	130,285
5.000%, due 11/01/40	649,661	704,237
5.000%, due 02/01/41	1,260,719	1,365,692
5.000%, due 03/01/41	90,993	98,670
5.000%, due 04/01/41	3,008,268	3,263,529
5.000%, due 05/01/41	633,003	686,339
5.000%, due 06/01/41	156,679	169,967
5.000%, due 07/01/41	132,514	143,722
5.500%, due 06/01/28	4,841	5,236
5.500%, due 02/01/32	5,326	5,800
5.500%, due 12/01/32	6,737	7,355

PACE Select Advisors Trust

PACE Government Securities Fixed Income Investments

Schedule of investments – October 31, 2013 (unaudited)

	Face amount ($)	Value ($)
Federal home loan mortgage corporation certificates*—(concluded)
5.500%, due 02/01/33	151,367	163,925
5.500%, due 05/01/33	4,565	4,934
5.500%, due 06/01/33	492,557	537,940
5.500%, due 12/01/33	174,781	191,095
5.500%, due 12/01/34	143,590	156,200
5.500%, due 06/01/35	2,579,248	2,805,698
5.500%, due 07/01/35	17,352	18,789
5.500%, due 10/01/35	773,617	839,105
5.500%, due 12/01/35	356,681	386,331
5.500%, due 06/01/36	1,492,172	1,620,422
5.500%, due 12/01/36	2,750,408	2,972,748
5.500%, due 03/01/37	332,156	359,777
5.500%, due 07/01/37	159,219	169,235
5.500%, due 10/01/37	18,883	20,409
5.500%, due 04/01/38	525,693	568,179
5.500%, due 05/01/38	71,883	77,693
5.500%, due 12/01/38	13,035	14,125
5.500%, due 01/01/39	225,157	243,354
5.500%, due 09/01/39	653,239	709,250
5.500%, due 02/01/40	35,321	38,175
5.500%, due 03/01/40	22,146	23,936
5.500%, due 05/01/40	462,507	499,886
5.500%, due 02/01/41	126,281	138,874
5.500%, due 03/01/41	491,944	531,703
6.000%, due 11/01/37	4,707,658	5,127,111
7.000%, due 08/01/25	612	708
9.000%, due 04/01/25	33,601	34,067
11.000%, due 09/01/15	312	318
11.000%, due 10/01/15	94	97
11.000%, due 12/01/15	1,498	1,589
11.000%, due 06/01/19	313	315
11.000%, due 09/01/20	422	439
11.500%, due 01/01/16	1,257	1,278
11.500%, due 01/01/18	4,119	4,140
11.500%, due 06/01/19	14,830	15,219
FHLMC ARM
2.256%, due 11/01/27	96,967	103,686
2.262%, due 01/01/28	21,067	22,173
2.319%, due 04/01/29	158,007	167,761
2.339%, due 07/01/24	191,374	194,292
2.352%, due 10/01/23	84,140	89,709
2.400%, due 11/01/29	409,640	437,073
2.407%, due 06/01/28	303,110	323,108
2.407%, due 07/01/28	129,876	138,555
2.439%, due 12/01/29	81,739	87,301
2.566%, due 01/01/29	208,323	222,905
2.568%, due 10/01/27	290,757	310,796
2.576%, due 11/01/25	232,319	248,203
2.586%, due 10/01/27	252,167	269,911
2.750%, due 01/01/30	33,196	33,441
2.965%, due 10/01/29	2,044	2,109
FHLMC TBA
3.000%	5,000,000	4,910,937
4.000%	17,000,000	17,834,062
4.500%	17,000,000	18,142,187
5.000%	3,000,000	3,236,016
Total federal home loan mortgage corporation certificates (cost—$91,735,203)		92,677,331

PACE Select Advisors Trust

PACE Government Securities Fixed Income Investments

Schedule of investments – October 31, 2013 (unaudited)

	Face amount ($)	Value ($)
Federal housing administration certificates—0.13%
FHA GMAC
7.400%, due 02/01/21[3]	269,264	261,589
FHA Reilly
6.896%, due 07/01/20	471,135	471,135
Total federal housing administration certificates (cost—$740,778)		732,724

Federal national mortgage association certificates*—56.32%
FNMA
2.355%, due 03/01/23	4,877,383	4,647,172
2.500%, due 05/01/28	1,377,647	1,393,368
2.500%, due 06/01/28	2,437,034	2,464,844
2.500%, due 07/01/28	13,453,430	13,606,952
2.500%, due 08/01/28	2,829,825	2,862,118
2.500%, due 09/01/28[2]	7,999,994	8,091,285
2.500%, due 10/01/28	4,000,000	4,045,645
2.500%, due 12/01/42	2,000,000	1,883,347
2.564%, due 02/01/23	1,684,152	1,624,407
2.763%, due 06/01/23	4,152,336	4,039,457
3.000%, due 12/01/42	994,559	966,272
3.000%, due 04/01/43	699,000	690,853
3.000%, due 05/01/43[2]	13,999,997	13,827,121
3.000%, due 05/01/43	11,000,005	10,872,110
3.000%, due 07/01/43	12,267,974	12,027,481
3.000%, due 08/01/43	23,000,002	22,720,186
3.000%, due 09/01/43	1,000,001	988,878
3.330%, due 07/01/22	3,886,000	4,019,921
3.500%, due 11/01/25	1,383,947	1,464,004
3.500%, due 03/01/42	939,146	964,493
3.500%, due 12/01/42	3,731,087	3,832,003
3.500%, due 03/01/43	1,949,559	2,002,448
3.500%, due 05/01/43	6,928,830	7,127,179
3.510%, due 08/01/23	12,346,258	12,478,437
3.600%, due 08/01/23	817,000	842,124
3.765%, due 12/23/25[3]	3,000,000	3,029,532
4.000%, due 03/01/19	84,044	89,365
4.000%, due 06/01/19	74,821	79,557
4.000%, due 07/01/25	65,624	69,780
4.000%, due 08/01/25	159,284	169,375
4.000%, due 09/01/25	164,203	174,639
4.000%, due 10/01/25	38,822	41,530
4.000%, due 11/01/25	440,261	468,219
4.000%, due 01/01/26	728,523	774,584
4.000%, due 02/01/26	3,142,082	3,343,976
4.000%, due 03/01/26	2,560,003	2,722,214
4.000%, due 04/01/26	5,715,201	6,081,669
4.000%, due 05/01/39	291,895	308,276
4.000%, due 09/01/39	674,717	713,325
4.000%, due 11/01/40	734,559	773,920
4.000%, due 03/01/41	1,579,487	1,664,894
4.000%, due 12/01/41	1,951,745	2,064,309
4.000%, due 07/01/42[2]	10,874,787	11,522,724
4.000%, due 09/01/42[2]	11,781,765	12,460,043
4.000%, due 10/01/42[2]	8,713,361	9,217,003
4.000%, due 07/01/43	315,559	329,934
4.000%, due 08/01/43	2,291,007	2,394,786
4.500%, due 03/01/23	21,597	23,514
4.500%, due 04/01/39	10,230,736	11,005,899
4.500%, due 09/01/39	120,078	129,106
4.500%, due 08/01/41[2]	1,931,373	2,100,051

PACE Select Advisors Trust

PACE Government Securities Fixed Income Investments

Schedule of investments – October 31, 2013 (unaudited)

	Face amount ($)	Value ($)
Federal national mortgage association certificates*—(continued)
5.000%, due 03/01/23	12,963	13,932
5.000%, due 05/01/23	252,460	271,719
5.000%, due 09/01/23	1,045,728	1,136,514
5.000%, due 07/01/24	1,495,691	1,625,274
5.000%, due 03/01/25	66,077	71,763
5.000%, due 09/01/25	1,132,131	1,205,077
5.000%, due 07/01/33	550,469	599,793
5.000%, due 03/01/34	3,952,168	4,303,875
5.000%, due 10/01/34	569,635	620,436
5.000%, due 07/01/35	141,708	153,920
5.000%, due 10/01/35	662,259	719,268
5.000%, due 11/01/36	291,077	315,815
5.000%, due 12/01/36	2,152,735	2,337,769
5.000%, due 07/01/37	459,003	498,897
5.000%, due 02/01/38	134,975	146,614
5.000%, due 08/01/41	58,544	63,638
5.000%, due 10/01/41	315,256	344,923
5.500%, due 06/01/17	3,640	3,706
5.500%, due 07/01/27	416,805	455,079
5.500%, due 02/01/32	20,641	22,505
5.500%, due 11/01/32	216,453	236,554
5.500%, due 03/01/33	172,050	189,089
5.500%, due 12/01/33	3,139	3,452
5.500%, due 04/01/34	162,041	176,792
5.500%, due 01/01/35	142,508	155,281
5.500%, due 09/01/35	114,886	125,191
5.500%, due 11/01/35	437,970	477,472
5.500%, due 04/01/36	96,712	105,724
5.500%, due 05/01/37[2]	798,902	873,504
5.500%, due 07/01/37	405,988	443,032
5.500%, due 05/01/38	3,856	4,210
5.500%, due 06/01/39[2]	3,793,681	4,164,467
5.500%, due 11/01/39[2]	1,403,927	1,542,239
6.000%, due 11/01/21	156,342	171,734
6.000%, due 01/01/23	326,171	356,864
6.000%, due 03/01/23	726,891	800,394
6.000%, due 11/01/26	82,587	90,486
6.000%, due 02/01/32	90,103	98,571
6.000%, due 04/01/32	10,992	12,018
6.000%, due 09/01/32	11,842	12,945
6.000%, due 10/01/32	34,828	38,953
6.000%, due 12/01/32	43,323	48,016
6.000%, due 01/01/33	169,032	184,882
6.000%, due 02/01/33	69,788	77,276
6.000%, due 09/01/34	454,816	502,924
6.000%, due 04/01/35	1,140	1,247
6.000%, due 05/01/35	211,324	232,149
6.000%, due 06/01/35	48,843	54,153
6.000%, due 07/01/35	193,947	213,478
6.000%, due 08/01/35	184,565	201,974
6.000%, due 09/01/35	3,738	4,132
6.000%, due 01/01/36	112,406	124,519
6.000%, due 06/01/36	5,249	5,752
6.000%, due 09/01/36	146,430	160,906
6.000%, due 10/01/36	116,700	127,683
6.000%, due 11/01/36	1,805	1,974
6.000%, due 12/01/36	588,290	650,956
6.000%, due 01/01/37	39,648	43,371
6.000%, due 03/01/37	109,334	120,468
6.000%, due 10/01/37	456,044	498,133
6.000%, due 12/01/37	347,565	379,884
6.000%, due 01/01/38[2]	1,367,618	1,496,418

PACE Select Advisors Trust

PACE Government Securities Fixed Income Investments

Schedule of investments – October 31, 2013 (unaudited)

	Face amount ($)	Value ($)
Federal national mortgage association certificates*—(concluded)
6.000%, due 05/01/38	105,699	115,536
6.000%, due 08/01/38	159,791	174,561
6.000%, due 09/01/38	22,129	24,171
6.000%, due 10/01/38	831,928	911,175
6.000%, due 11/01/38	2,351,303	2,574,834
6.000%, due 01/01/39	955,589	1,048,393
6.000%, due 04/01/39[2]	1,800,357	1,968,723
6.000%, due 05/01/39	180,175	197,500
6.000%, due 04/01/40	638,432	697,682
6.000%, due 11/01/40	2,000,000	2,185,803
6.000%, due 05/01/41	1,872,795	2,048,331
6.500%, due 11/01/13	50	50
6.500%, due 07/01/19	22,722	25,086
6.500%, due 10/01/36	694,969	772,239
6.500%, due 02/01/37	12,893	14,383
6.500%, due 07/01/37	118,726	131,056
6.500%, due 08/01/37	354,896	397,677
6.500%, due 09/01/37	399,136	440,444
6.500%, due 12/01/37	620,664	685,275
6.500%, due 08/01/38	9,689	10,691
6.500%, due 05/01/40	4,051,560	4,615,271
7.500%, due 11/01/26	23,197	23,603
8.000%, due 11/01/26	32,886	36,947
9.000%, due 02/01/26	23,001	26,519
10.500%, due 09/01/15	124	124
10.500%, due 08/01/20	539	551
10.500%, due 04/01/22	61	62
11.000%, due 10/01/15	179	180
11.000%, due 02/01/16	85	85
FNMA ARM
1.353%, due 03/01/44	449,785	465,464
1.625%, due 09/01/15	10,532	10,598
1.652%, due 10/01/26	446,164	458,399
1.770%, due 07/01/30	23,515	24,408
2.048%, due 05/01/30	62,699	65,977
2.220%, due 09/01/26	25,301	26,392
2.239%, due 02/01/26	42,983	45,159
2.378%, due 02/01/30	6,572	6,588
2.415%, due 03/01/25	145,660	155,032
2.649%, due 12/01/27	34,340	36,685
FNMA TBA
2.000%	3,000,000	2,946,563
3.000%[2]	8,500,000	8,805,469
3.500%	32,500,000	33,412,266
4.000%[2]	1,000,000	1,060,938
4.500%[2]	11,000,000	11,688,438
5.000%	4,000,000	4,315,898
Total federal national mortgage association certificates (cost—$320,948,026)		324,005,339

Collateralized mortgage obligations—13.47%
ARM Trust, Series 2005-8, Class 3A21
2.723%, due 11/25/35[4]	1,800,192	1,451,533
Bear Stearns Asset Backed Securities Trust,
Series 2003-AC5, Class A1
5.750%, due 10/25/33[5]	1,715,762	1,807,912
Series 2004-AC3, Class A2
6.000%, due 06/25/34[5]	1,896,816	2,001,520
Chevy Chase Mortgage Funding Corp., Series 2004-1, Class A1
0.450%, due 01/25/35[4,6]	185,751	164,948

PACE Select Advisors Trust

PACE Government Securities Fixed Income Investments

Schedule of investments – October 31, 2013 (unaudited)

	Face amount ($)	Value ($)
Collateralized mortgage obligations—(continued)
CSMC Trust, Series 2013-5R, Class 1A1
0.429%, due 02/27/36[4,6]	882,816	843,299
FHLMC REMIC,*
Series 0023, Class KZ
6.500%, due 11/25/23	44,388	50,284
Series 0159, Class H
4.500%, due 09/15/21	12,352	13,185
Series 1003, Class H
0.924%, due 10/15/20[4]	38,242	38,498
Series 1349, Class PS
7.500%, due 08/15/22	2,344	2,680
Series 1502, Class PX
7.000%, due 04/15/23	299,742	336,058
Series 1534, Class Z
5.000%, due 06/15/23	144,874	157,850
Series 1573, Class PZ
7.000%, due 09/15/23	46,532	52,813
Series 1658, Class GZ
7.000%, due 01/15/24	22,913	26,488
Series 1694, Class Z
6.500%, due 03/15/24	190,999	216,879
Series 1775, Class Z
8.500%, due 03/15/25	5,745	6,799
Series 2400, Class FQ
0.674%, due 01/15/32[4]	424,069	426,016
Series 2411, Class FJ
0.524%, due 12/15/29[4]	38,345	38,401
Series 3096, Class FL
0.574%, due 01/15/36[4]	378,050	378,781
Series 3114, Class PF
0.574%, due 02/15/36[4]	1,864,902	1,861,515
Series 3153, Class UF
0.604%, due 05/15/36[4]	376,597	377,519
Series 3339, Class LI
6.306%, due 07/15/37[4,7,8]	3,076,117	448,494
Series 3442, Class MT
0.174%, due 07/15/34[4,8]	273,971	254,353
Series 3667, Class FW
0.724%, due 02/15/38[4]	499,780	501,458
Series 3671, Class FQ
1.024%, due 12/15/36[4]	3,553,228	3,581,729
Series 4037, Class PI
3.000%, due 04/15/27[6,7]	7,937,199	923,282
Series 4182, Class YI
2.500%, due 03/15/28[7,8]	10,439,651	1,135,891
Series 4238, Class FT
0.524%, due 08/15/43[4]	1,812,042	1,809,830
FNMA REMIC,*
Trust 1987-002, Class Z
11.000%, due 11/25/17	54,759	58,685
Trust 1988-007, Class Z
9.250%, due 04/25/18	100,376	111,153
Trust 1992-129, Class L
6.000%, due 07/25/22	6,671	7,348
Trust 1992-158, Class ZZ
7.750%, due 08/25/22	24,001	27,325
Trust 1993-037, Class PX
7.000%, due 03/25/23	247,953	281,278
Trust 1993-240, Class Z
6.250%, due 12/25/13	69	69
Trust 1993-250, Class Z

PACE Select Advisors Trust

PACE Government Securities Fixed Income Investments

Schedule of investments – October 31, 2013 (unaudited)

	Face amount ($)	Value ($)
Collateralized mortgage obligations—(continued)
7.000%, due 12/25/23	5,781	5,975
Trust 1997-022, Class F
0.633%, due 03/25/27[4]	264,684	260,073
Trust 2002-060, Class F1
0.570%, due 06/25/32[4]	179,070	178,166
Trust 2006-112, Class LF
0.720%, due 11/25/36[4]	5,531,915	5,542,426
Trust 2007-067, Class FB
0.490%, due 07/25/37[4]	2,209,048	2,207,625
Trust 2009-033, Class FB
0.990%, due 03/25/37[4]	2,639,297	2,668,934
Trust 2010-035, Class EF
0.720%, due 04/25/40[4]	787,760	790,894
Trust 2010-141, Class FA
0.670%, due 12/25/40[4]	1,399,703	1,394,021
Trust 2012-090, Class FB
0.610%, due 08/25/42[4]	652,876	652,168
Trust 2012-111, Class HS
3.525%, due 10/25/42[4,8]	304,792	262,055
Trust 2012-128, Class FK
0.520%, due 11/25/42[4]	985,429	997,074
Trust 2012-151, Class SB
5.731%, due 01/25/43[4,8]	1,632,496	1,383,664
Trust 2013-010, Class US
7.577%, due 02/25/43[4,8]	779,479	758,729
Trust 2013-014, Class MI
3.500%, due 07/25/42[6,7]	1,634,622	273,989
Trust 2013-028, Class YS
5.980%, due 07/25/42[4,7,8]	2,042,382	463,211
Trust 2013-030, Class GI
3.000%, due 01/25/43[7,8]	6,657,747	1,277,766
Trust 2013-044, Class ZG
3.500%, due 03/25/42	1,426,101	1,298,879
Trust 2013-045, Class IK
3.000%, due 02/25/43[6,7]	4,078,189	765,107
Trust G92-040, Class ZC
7.000%, due 07/25/22	27,855	31,098
Trust G94-006, Class PJ
8.000%, due 05/17/24	35,212	40,870
GNMA REMIC,
Trust 2000-009, Class FH
0.676%, due 02/16/30[4]	29,979	30,237
Trust 2000-035, Class F
0.726%, due 12/16/25[4]	178,576	180,310
Trust 2007-002, Class BO
0.000%, due 06/20/35[8]	297,529	276,418
Trust 2007-018, Class CO
0.000%, due 03/20/35[8]	26,076	19,566
Trust 2010-H01, Class FA
0.999%, due 01/20/60[4]	5,353,698	5,368,753
Trust 2013-H19, Class DF
0.832%, due 05/20/63[4]	1,999,760	1,993,582
Trust 2013-H20, Class FB
1.182%, due 08/20/63[4]	3,000,025	3,046,604
Trust 2013-H23, Class TA
0.902%, due 09/20/63[3,4]	1,104,000	1,105,178
Indymac Index Mortgage Loan Trust, Series 2005-AR2, Class 2A1A
0.490%, due 02/25/35[4]	914,956	810,052
JPMorgan Alternative Loan Trust, Series 2008-R4, Class 2A1
0.671%, due 06/27/37[4,6]	2,935,674	2,484,060

PACE Select Advisors Trust

PACE Government Securities Fixed Income Investments

Schedule of investments – October 31, 2013 (unaudited)

	Face amount ($)	Value ($)
Collateralized mortgage obligations—(concluded)
LB Commercial Conduit Mortgage Trust, Series 2007-C3, Class A4
5.884%, due 07/15/44[4]	2,500,000	2,832,215
MLCC Mortgage Investors, Inc., Series 2004-1, Class 2A2
2.175%, due 12/25/34[4]	707,408	722,930
Mortgage Equity Conversion Asset Trust,
Series 2006-SFG3, Class A
0.600%, due 10/25/41[4,6]	1,327,273	1,055,182
Series 2007-FF3, Class A
0.640%, due 05/25/42[4,6]	5,624,106	4,495,770
NCUA Guaranteed Notes, Series 2011-R4, Class 1A
0.554%, due 03/06/20[4]	2,319,163	2,324,938
RBSSP, Resecuritization Trust Certificate, Series 2009-6, Class 18A1
0.670%, due 12/26/36[4,6]	2,261,498	2,191,037
Sequoia Mortgage Trust, Series 5, Class A
0.873%, due 10/19/26[4]	264,581	263,118
Structured ARM Loan, Series 2007-4, Class 1A2
0.390%, due 05/25/37[4]	432,375	307,274
Structured Asset Mortgage Investments, Inc.,
Series 2006-AR3, Class 11A1
0.380%, due 04/25/36[4]	1,320,177	931,918
Series 2007-AR5, Class A2
0.720%, due 09/25/47[4]	7,377,730	1,838,375
Washington Mutual Commercial Mortgage Securities Trust, Series 2007-SL3, Class A1A
5.805%, due 03/23/45[4,6]	1,612,748	1,669,525
Washington Mutual Mortgage Pass-Through Certificates,
Series 2003-AR9, Class 1A6
2.427%, due 09/25/33[4]	2,270,896	2,297,754
Series 2003-AR9, Class 2A
2.457%, due 09/25/33[4]	619,003	621,268
Total collateralized mortgage obligations (cost—$79,311,530)		77,512,661

Asset-backed securities—1.39%
Countrywide Asset-Backed Certificates, Series 2005-13, Class 3AV3
0.420%, due 04/25/36[4]	611,425	594,611
EMC Mortgage Loan Trust, Series 2003-A, Class A2
0.920%, due 08/25/40[4,6]	201,453	183,562
Green Tree Financial Corp., Series 1998-2, Class A5
6.240%, due 12/01/28[4]	32,180	33,135
Renaissance Home Equity Loan Trust, Series 2003-2, Class A
0.610%, due 08/25/33[4]	330,126	309,065
SLM Student Loan Trust,
Series 2008-9, Class A
1.738%, due 04/25/23[4]	4,559,591	4,689,858
Series 2010-A, Class 2A
3.424%, due 05/16/44[4,6]	1,459,880	1,536,027
Specialty Underwriting & Residential Financing, Series 2003-BC1, Class A
0.850%, due 01/25/34[4]	57,784	49,834
Stone Tower CLO Ltd., Series 2007-6A, Class A1
0.474%, due 04/17/21[4,6]	600,000	582,400
Total asset-backed securities (cost—$8,077,296)		7,978,492

PACE Select Advisors Trust

PACE Government Securities Fixed Income Investments

Schedule of investments – October 31, 2013 (unaudited)

	Face amount ($)	Value ($)
Stripped mortgage-backed securities—2.12%
FHLMC Multifamily Structured Pass-Through Certificates,*
Series K005, Class AX
1.380%, due 11/25/19[4,6,7]	24,214,034	1,710,673
Series K006, Class AX1
1.041%, due 01/25/20[4,7,8]	13,910,741	728,867
Series K014, Class X1
1.261%, due 04/25/21[4,6,7]	8,099,763	608,349
Series K027, Class X1
0.842%, due 01/25/23[4,6,7]	7,091,563	418,140
Series K712, Class X1
1.394%, due 11/25/19[4,6,7]	4,685,928	319,843
Series KAIV, Class X1
1.382%, due 06/25/21[4,7,8]	4,901,750	373,425
FHLMC REMIC,*
Series 0013, Class B
7.000%, due 06/25/23[7,8]	105,493	17,429
Series 2136, Class GD
7.000%, due 03/15/29[7,8]	7,691	1,381
Series 2178, Class PI
7.500%, due 08/15/29[6,7]	42,522	8,073
FNMA Aces, Trust 2013-M5, Class X2*
2.398%, due 01/25/22[4,6,7]	2,280,737	307,044
GNMA REMIC, Trust 2011-92, Class IX
1.258%, due 11/16/44[4,7,8]	28,554,657	2,132,262
KGS Alpha SBA, Series 2012
0.967%, due 04/25/38[3,4,7,8]	88,717,535	4,711,793
WF-RBS Commercial Mortgage Trust, Series 2011-C4, Class XA
0.803%, due 06/15/44[4,6,7]	27,952,087	880,826
Total stripped mortgage-backed securities (cost—$11,214,580)		12,218,105

Short-term US government and agency obligations—8.08%
Federal Home Loan Bank
0.020%, due 01/03/14[9]	9,600,000	9,599,664
0.025%, due 12/19/13[9]	1,800,000	1,799,940
0.045%, due 12/27/13[9]	2,800,000	2,799,804
0.050%, due 11/29/13[9]	3,600,000	3,599,860
0.080%, due 11/27/13[9]	10,400,000	10,399,624
Federal Home Loan Mortgage Corp.
0.016%, due 01/14/14[9]	5,800,000	5,799,640
0.048%, due 11/25/13[9]	2,500,000	2,499,920
0.065%, due 01/06/14[9]	7,700,000	7,699,082
Federal National Mortgage Association
0.045%, due 11/27/13[9]	1,429,000	1,428,954
US Treasury Bills
0.035%, due 01/09/14[9]	300,000	299,980
0.040%, due 12/12/13[2,9]	272,000	271,998
0.040%, due 01/16/14[9]	300,000	299,975
Total short-term US government and agency obligations (cost—$46,496,905)		46,498,441

PACE Select Advisors Trust

PACE Government Securities Fixed Income Investments

Schedule of investments – October 31, 2013 (unaudited)

	Face amount($)	Value ($)
Repurchase agreements—9.97%
Repurchase agreement dated 10/31/13 with Citigroup Global Markets, Inc., 0.130% due 11/01/13, collateralized by $28,530,000 US Treasury Note, 1.000% due 03/31/17; (value—$28,801,706); proceeds: $28,200,102	28,200,000	28,200,000
Repurchase agreement dated 10/31/13 with Morgan Stanley & Co., 0.130% due 11/01/13, collateralized by $28,482,000 US Treasury Note, 0.875% due 12/31/16; (value—$28,770,013); proceeds: $28,200,102	28,200,000	28,200,000
Repurchase agreement dated 10/31/13 with Royal Bank of Scotland PLC, 0.140% due 11/01/13, collateralized by $555,000 Federal National Mortgage Association obligations, 5.000% due 03/15/16; (value—$617,526); proceeds: $600,002	600,000	600,000
Repurchase agreement dated 10/31/13 with State Street Bank and Trust Co., 0.001% due 11/01/13, collateralized by $196,950 Federal Home Loan Mortgage Corp. obligations, 2.060% due 10/17/22 and $156,911 Federal National Mortgage Association obligations, 2.170% due 10/17/22; (value—$343,743); proceeds: $337,000	337,000	337,000
Total repurchase agreements (cost—$57,337,000)		57,337,000
Total investments before investments sold short (cost—$796,299,119)—139.29%		801,353,135

Investments sold short—(16.87)%
FNMA TBA*
2.500%	(8,000,000)	(8,083,750)
3.000%	(19,000,000)	(18,747,657)
4.000%	(32,500,000)	(34,236,719)
4.500%	(12,000,000)	(12,845,626)
5.500%	(6,000,000)	(6,547,500)
6.000%	(3,000,000)	(3,285,820)
GNMA TBA
3.000%	(2,000,000)	(1,993,438)
3.500%	(10,000,000)	(10,368,750)
GNMA II TBA
2.500%	(1,000,000)	(942,500)
Total investments sold short (proceeds—$96,141,133)—(16.87)%		(97,051,760)
Liabilities in excess of other assets—(22.42)%		(128,991,881)
Net assets—100.00%		575,309,494

For a listing of defined portfolio acronyms that are used throughout the Schedule of investments as well as the tables that follow, please refer to the end of the last Portfolio.

Aggregate cost for federal income tax purposes before investments sold short was substantially the same for book purposes; and net unrealized appreciation consisted of:

Gross unrealized appreciation	$9,757,445
Gross unrealized depreciation	(4,703,429)
Net unrealized appreciation	$5,054,016

PACE Select Advisors Trust

PACE Government Securities Fixed Income Investments

Schedule of investments – October 31, 2013 (unaudited)

Written options

Number of contracts	Call options written	Expiration date	Premiums received($)	Current value($)	Unrealized appreciation (depreciation)($)
6,000,000	FNMA TBA, 3.500%, strike @ 103	11/06/13	17,344	(6,997)	10,347
7,000,000	FNMA TBA, 4.000%, strike @ 104.5	11/06/13	15,312	(62,381)	(47,069)
			32,656	(69,378)	(36,722)

	Put options written
18,000,000	FNMA TBA, 3.500%, strike @ 100	11/06/13	88,594	(54)	88,540
			121,250	(69,432)	51,818

Written options activity for the three months ended October 31, 2013 was as follows:

	Number of	Premiums
	Contracts	received ($)
Options outstanding at July 31, 2013	—	—
Options written	82,000,000	364,531
Options exercised	(25,000,000)	(106,875)
Options expired prior to exercise	(26,000,000)	(136,406)
Options outstanding at October 31, 2013	31,000,000	121,250

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of October 31, 2013 in valuing the Portfolio’s investments:

	Unadjusted quoted prices in active markets for identical investments (Level 1) ($)	Other significant observable inputs (Level 2) ($)	Unobservable inputs (Level 3) ($)	Total ($)
US government obligations	—	8,016,919	—	8,016,919
Government national mortgage association certificates	—	174,376,123	—	174,376,123
Federal home loan mortgage corporation certificates	—	92,677,331	—	92,677,331
Federal housing administration certificates	—	—	732,724	732,724
Federal national mortgage association certificates	—	320,975,807	3,029,532	324,005,339
Collateralized mortgage obligations	—	66,592,956	10,919,705	77,512,661
Asset-backed securities	—	7,978,492	—	7,978,492
Stripped mortgage-backed securities	—	7,506,312	4,711,793	12,218,105
Short-term US government and agency obligations	—	46,498,441	—	46,498,441
Repurchase agreements	—	57,337,000	—	57,337,000
US government agency securities sold short	—	(97,051,760)	—	(97,051,760)
Written options	—	(69,432)	—	(69,432)
Total	—	684,838,189	19,393,754	704,231,943

PACE Select Advisors Trust

PACE Government Securities Fixed Income Investments

Schedule of investments – October 31, 2013 (unaudited)

At October 31, 2013, there were no transfers between Level 1 and Level 2.

The following is a rollforward of the Portfolio’s investments that were valued using unobservable inputs (Level 3) for the three months ended October 31, 2013:

	Federal housing administration certificates($)	Federal national mortgage association certificates($)	Collateralized mortgage obligations($)	Stripped mortgage-backed securities($)	Total($)
Beginning balance	761,768	12,250,706	11,242,576	4,943,954	29,199,004
Purchases	—	3,010,313	—	—	3,010,313
Sales	(29,080)	(12,353,974)	(183,908)	—	(12,566,962)
Accrued discounts/(premiums)	(58)	—	16,866	(180,228)	(163,420)
Total realized gain/(loss)	—	—	—	—	—
Net change in unrealized appreciation/depreciation	94	122,487	(155,829)	(51,933)	(85,181)
Transfers into Level 3	—	—	—	—	—
Transfers out of Level 3	—	—	—	—	—
Ending balance	732,724	3,029,532	10,919,705	4,711,793	19,393,754

The change in net unrealized appreciation/depreciation relating to the Level 3 investments held at October 31, 2013 was $(218,650).

Portfolio footnotes

*

On September 7, 2008, the Federal Housing Finance Agency placed the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation into conservatorship, and the US Treasury guaranteed the debt issued by those organizations.

1	Security purchased on a when-issued basis. When-issued refers to a transaction made conditionally because a security, although authorized, has not yet been issued.
2	Security, or portion thereof, pledged as collateral for investments sold short or written options.
3	Security is being fair valued by a valuation committee under the direction of the board of trustees.
4	Variable or floating rate security. The interest rate shown is the current rate as of October 31, 2013 and changes periodically.
5	Step bond that converts to the noted fixed rate at a designated future date.
6

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities, which represent 3.72% of net assets as of October 31, 2013, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

7

Interest Only Security. This security entitles the holder to receive interest payments from an underlying pool of mortgages. The risk associated with this security is related to the speed of the principal paydowns. High prepayments would result in a smaller amount of interest being received and cause the yield to decrease. Low prepayments would result in a greater amount of interest being received and cause the yield to increase.

8	Illiquid investment representing 2.48% of net assets as of October 31, 2013.
9	Rate shown is the discount rate at date of purchase.

For more information regarding the Portfolio’s other significant accounting policies, please refer to the Portfolio’s annual report to shareholders dated July 31, 2013.

PACE Select Advisors Trust

PACE Intermediate Fixed Income Investments

Schedule of investments – October 31, 2013 (unaudited)

	Face amount[1]	Value($)
US government obligations—58.44%
US Treasury Bonds
2.875%, due 05/15/43	415,000	356,057
3.625%, due 08/15/43	9,410,000	9,398,238
7.500%, due 11/15/16	1,610,000	1,942,943
7.625%, due 11/15/22	2,935,000	4,209,204
8.000%, due 11/15/21	4,990,000	7,162,207
8.500%, due 02/15/20	405,000	570,797
8.750%, due 08/15/20	5,625,000	8,132,079
8.875%, due 08/15/17	1,175,000	1,524,837
US Treasury Inflation Index Bonds (TIPS)
0.375%, due 07/15/23[2]	4,597,601	4,595,803
US Treasury Notes
0.250%, due 09/30/15	54,995,000	54,945,614
0.625%, due 10/15/16	80,184,700	80,322,538
1.000%, due 05/31/18	9,600	9,523
1.375%, due 09/30/18	61,595,000	61,840,394
1.750%, due 10/31/20[2]	7,320,000	7,238,521
2.000%, due 09/30/20	4,265,000	4,285,660
2.500%, due 08/15/23	10,630,000	10,590,138
US Treasury Principal STRIPS
2.178%, due 02/15/43	8,790,000	2,813,222
Total US government obligations (cost—$258,957,364)		259,937,775

Federal home loan bank certificate—0.20%
FHLB
4.000%, due 09/01/28 (cost—$903,471)	905,000	906,834

Federal home loan mortgage corporation certificates*—1.83%
FHLMC
0.600%, due 03/28/16	1,760,000	1,760,660
2.020%, due 07/16/18	3,740,000	3,769,591
5.000%, due 11/13/14	2,500,000	2,624,137
Total federal home loan mortgage corporation certificates (cost—$8,077,557)		8,154,388

Federal national mortgage association certificates*—1.76%
FNMA
0.500%, due 03/30/16	700,000	700,107
2.500%, due 04/01/28	2,884,976	2,917,897
4.500%, due 06/01/42[3]	1,705,904	1,832,246
FNMA TBA
2.500%	2,400,000	2,362,266
Total federal national mortgage association certificates (cost—$7,769,394)		7,812,516

Collateralized mortgage obligations—5.73%
Bear Stearns Commercial Mortgage Securities Trust, Series 2006-PWR12, Class A1A
5.704%, due 09/11/38[4]	1,528,345	1,682,175
Citigroup Commercial Mortgage Trust, Series 2013-GC15, Class C
5.107%, due 09/10/46	677,000	703,490

PACE Select Advisors Trust

PACE Intermediate Fixed Income Investments

Schedule of investments – October 31, 2013 (unaudited)

	Face amount[1]	Value($)
Collateralized mortgage obligations—(continued)
Commercial Mortgage Pass-Through Certificates,
Series 2006-C5, Class AM
5.343%, due 12/15/39	840,000	895,571
Series 2006-C8, Class AM
5.347%, due 12/10/46	655,000	722,697
Series 2010-C1, Class A1
3.156%, due 07/10/46[5]	1,161,599	1,199,430
Series 2013-GAM, Class A2
3.367%, due 02/10/28[5]	1,090,000	1,064,870
DBRR Trust,
Series 2012-EZ1, Class A
0.946%, due 09/25/45[5]	1,806,843	1,806,017
Series 2013-EZ3, Class A
1.636%, due 12/18/49[4,5]	1,507,221	1,504,909
FNMA REMIC, Trust 2005-109, Class PV *
6.000%, due 10/25/32	585,681	639,262
FREMF Mortgage Trust, Series 2013-K712, Class B
3.367%, due 05/25/45[4,5]	445,437	425,643
GNMA REMIC, Trust Series 2006-3, Class B
5.091%, due 01/16/37[4]	343,425	353,337
Holmes Master Issuer PLC, Series 2010-1A, Class A2
1.644%, due 10/15/54[4,5]	935,302	938,792
JPMorgan Chase Commercial Mortgage Securities,
Series 2004-CB8, Class A1A
4.158%, due 01/12/39[5]	913,317	919,460
Series 2006-LDP8, Class AJ
5.480%, due 05/15/45[4]	500,000	519,865
Series 2007-CB18, Class A1A
5.431%, due 06/12/47[4]	1,440,187	1,592,028
Series 2007-CB18, Class A3
5.447%, due 06/12/47	187,527	189,878
Series 2007-LDPX, Class A1A
5.439%, due 01/15/49	1,446,521	1,607,947
Series 2011-PLSD, Class A2
3.364%, due 11/13/44[5]	800,000	841,428
JPMorgan Mortgage Trust, Series 2013-1, Class 2A2
2.500%, due 03/25/43[4,5]	863,608	837,033
ML-CFC Commercial Mortgage Trust, Series 2006-4, Class A1A
5.166%, due 12/12/49[4]	1,248,739	1,368,765
Morgan Stanley Capital I,
Series 2005-HQ6, Class A4A
4.989%, due 08/13/42	2,075,000	2,183,759
Series 2007-IQ14, Class A1A
5.665%, due 04/15/49[4]	1,042,989	1,147,378
Morgan Stanley Re-REMIC Trust
1.000%, due 03/27/51[5]	568,452	562,733
Motel 6 Trust, Series 2012-MTL6, Class B
2.743%, due 10/05/25[5]	945,000	941,740
Small Business Administration, Series 2004-P10B, Class 1
4.754%, due 08/10/14	146,655	149,313

PACE Select Advisors Trust

PACE Intermediate Fixed Income Investments

Schedule of investments – October 31, 2013 (unaudited)

	Face amount[1]	Value($)
Collateralized mortgage obligations—(concluded)
STRPS 2012-1 Ltd., Series 2012-1A, Class A
1.500%, due 12/25/44[5]	677,695	670,918
Total collateralized mortgage obligations (cost—$25,350,800)		25,468,438

Asset-backed securities—5.96%
AmeriCredit Automobile Receivables Trust, Series 2012-2, Class B
1.780%, due 03/08/17	1,430,000	1,447,203
Auto ABS Compartiment, Series 2012-2, Class A
2.800%, due 04/27/25[6]	613,275	839,815
Bumper, Series 2011-2, Class A
1.378%, due 02/23/23[4,6]	577,555	788,711
CarMax Auto Owner Trust, Series 2012-3, Class A2
0.430%, due 09/15/15	839,951	839,647
Credit Acceptance Auto Loan Trust,
Series 2011-1, Class A
2.610%, due 03/15/19[5]	973,258	981,166
Series 2013-1A, Class A
1.210%, due 10/15/20[5]	1,495,000	1,497,437
Series 2013-2A, Class B
2.260%, due 10/15/21[5]	1,120,000	1,119,230
DT Auto Owner Trust, Series 2012-2A, Class A
0.910%, due 11/16/15[5]	276,332	276,344
Ford Credit Floorplan Master Owner Trust,
Series 2012-1, Class C
1.674%, due 01/15/16[4]	1,415,000	1,418,003
Series 2012-2, Class A
1.920%, due 01/15/19	2,535,000	2,586,131
HLSS Servicer Advance Receivables Backed Notes, Series 2013-T3, Class A3
1.793%, due 05/15/46[5]	1,390,000	1,369,150
Lehman XS Trust, Series 2005-6, Class 1A1
0.430%, due 11/25/35[4]	375,160	240,156
Nationstar Mortgage Advance Receivable Trust, Series 2013-T1A, Class A1
1.080%, due 06/20/44[5]	1,675,000	1,673,797
Sallie Mae Student Loan Trust, Series 2010-C, Class A1
1.824%, due 12/15/17[4,5]	71,994	72,048
Santander Consumer Acquired Receivables Trust, Series 2011-51A, Class B
1.660%, due 08/15/16[5]	697,673	699,285
Santander Drive Auto Receivables Trust,
Series 2011-3, Class C
3.090%, due 05/15/17	1,290,000	1,315,902
Series 2011-S1A, Class B
1.480%, due 05/15/17[5]	324,182	324,866
Series 2011-S2A, Class B
2.060%, due 06/15/17[5]	235,704	235,847
Series 2012-1, Class C
3.780%, due 11/15/17	1,240,000	1,281,895
Series 2012-4, Class A2
0.790%, due 08/17/15	458,148	458,216
Series 2012-5, Class C
2.700%, due 08/15/18	1,200,000	1,239,108
Series 2012-AA, Class A2
0.550%, due 02/16/16[5]	903,093	902,962

PACE Select Advisors Trust

PACE Intermediate Fixed Income Investments

Schedule of investments – October 31, 2013 (unaudited)

	Face amount[1]	Value($)
Asset-backed securities—(concluded)
Series 2013-4, Class A2
0.890%, due 09/15/16	1,100,000	1,102,145
Series 2013-4, Class B
2.160%, due 01/15/20	1,200,000	1,222,940
SLM Student Loan Trust,
Series 2012-A, Class A1
1.574%, due 08/15/25[4,5]	1,134,681	1,143,395
Series 2012-D, Class A1
1.224%, due 06/15/23[4,5]	1,033,466	1,035,395
Structured Receivables Finance LLC, Series 2010-B, Class A
3.730%, due 08/15/36[5]	377,060	395,144
Total asset-backed securities (cost—$26,248,722)		26,505,938

Corporate notes—29.78%
Aerospace & defense—0.34%
Precision Castparts Corp.
0.700%, due 12/20/15	1,520,000	1,516,574

Auto & truck—0.23%
General Motors Co.
3.500%, due 10/02/18[5]	840,000	856,800
6.250%, due 10/02/43[5]	170,000	176,800
		1,033,600
Banking-non-US—0.86%
Caixa Economica Federal
2.375%, due 11/06/17[5]	440,000	416,350
HSBC Bank PLC
2.000%, due 01/19/14[5]	1,605,000	1,610,977
Westpac Banking Corp.
1.375%, due 07/17/15[5]	1,775,000	1,798,785
		3,826,112
Banking-US—5.19%
Bank of America Corp.
1.320%, due 03/22/18[4]	1,025,000	1,036,887
2.600%, due 01/15/19	1,150,000	1,157,768
4.100%, due 07/24/23	460,000	466,121
5.625%, due 10/14/16	1,325,000	1,485,108
6.500%, due 08/01/16	1,370,000	1,556,420
Bank of America Corp., Series 1
3.750%, due 07/12/16	650,000	691,607
Capital One Bank USA N.A.
3.375%, due 02/15/23	365,000	347,903
Capital One Financial Corp.
3.500%, due 06/15/23	330,000	317,612
CIT Group, Inc.
4.750%, due 02/15/15[5]	690,000	719,325
5.250%, due 03/15/18	400,000	432,500
Discover Bank/Greenwood DE
4.200%, due 08/08/23	270,000	273,805

PACE Select Advisors Trust

PACE Intermediate Fixed Income Investments

Schedule of investments – October 31, 2013 (unaudited)

	Face amount[1]	Value($)
Corporate notes—(continued)
Banking-US—(concluded)
Goldman Sachs Group, Inc.
1.436%, due 04/30/18[4]	710,000	713,145
3.625%, due 01/22/23	900,000	878,008
3.700%, due 08/01/15	1,110,000	1,159,418
JPMorgan Chase & Co.
0.882%, due 02/26/16[4]	1,135,000	1,139,187
1.138%, due 01/25/18[4]	700,000	705,299
3.200%, due 01/25/23	1,350,000	1,296,255
3.250%, due 09/23/22	105,000	101,422
6.000%, due 08/01/23[4,7,8]	465,000	449,888
JPMorgan Chase & Co. MTN
1.875%, due 03/20/15	1,225,000	1,244,538
State Street Capital Trust IV
1.254%, due 06/15/37[4]	760,000	597,071
Wells Fargo & Co.
0.869%, due 04/23/18[4]	915,000	917,082
4.125%, due 08/15/23	600,000	600,050
Wells Fargo & Co. MTN
1.250%, due 02/13/15	3,970,000	4,002,284
Wells Fargo & Co., Series K
7.980%, due 03/15/18[4,7]	700,000	789,250
		23,077,953
Beverages—0.16%
Anheuser-Busch InBev Finance, Inc.
2.625%, due 01/17/23	775,000	732,384

Building products—0.11%
Building Materials Corp. of America
6.750%, due 05/01/21[5]	256,000	278,400
Cemex SAB de CV
5.875%, due 03/25/19[5,8]	200,000	196,000
		474,400
Chemicals—0.12%
Rockwood Specialties Group, Inc.
4.625%, due 10/15/20	505,000	518,888

Communications equipment—0.23%
Apple, Inc.
2.400%, due 05/03/23	1,130,000	1,032,620

Computer—0.11%
Seagate Hdd Cayman Co.
3.750%, due 11/15/18[5]	495,000	495,000

Diversified financial services—0.32%
General Electric Capital Corp.
5.500%, due 01/08/20	620,000	717,215

PACE Select Advisors Trust

PACE Intermediate Fixed Income Investments

Schedule of investments – October 31, 2013 (unaudited)

	Face amount[1]	Value($)
Corporate notes—(continued)
Diversified financial services—(concluded)
General Electric Capital Corp. MTN
4.375%, due 09/16/20	640,000	696,967
		1,414,182
Electric-integrated—2.19%
Delphi Corp.
5.000%, due 02/15/23	665,000	698,250
Duke Energy Corp.
3.950%, due 09/15/14	1,845,000	1,898,239
Eaton Corp.
0.950%, due 11/02/15[5]	1,215,000	1,215,786
2.750%, due 11/02/22[5]	850,000	797,211
Jabil Circuit, Inc.
8.250%, due 03/15/18	620,000	733,150
Jersey Central Power & Light Co.
5.625%, due 05/01/16	550,000	603,573
Oncor Electric Delivery Co. LLC
4.100%, due 06/01/22	390,000	403,005
Pacificorp
5.500%, due 01/15/19	651,000	761,428
5.750%, due 04/01/37	365,000	422,672
Progress Energy, Inc.
5.625%, due 01/15/16	1,325,000	1,456,561
Puget Energy, Inc.
5.625%, due 07/15/22	600,000	647,269
6.000%, due 09/01/21	75,000	82,124
		9,719,268
Finance-captive automotive—1.38%
American Honda Finance Corp.
1.000%, due 08/11/15[5]	1,755,000	1,764,312
CDP Financial, Inc.
4.400%, due 11/25/19[5]	1,545,000	1,731,067
Ford Motor Credit Co. LLC
1.516%, due 05/09/16[4]	910,000	922,411
1.700%, due 05/09/16	1,455,000	1,468,027
6.625%, due 08/15/17	220,000	256,741
		6,142,558
Financial services—4.80%
Ally Financial, Inc.
4.500%, due 02/11/14	1,547,000	1,558,603
5.500%, due 02/15/17	650,000	702,000
American Express Credit Corp.
2.375%, due 03/24/17	1,100,000	1,142,348
Citigroup, Inc.
1.250%, due 01/15/16	1,060,000	1,062,831
2.250%, due 08/07/15	1,575,000	1,608,412
4.587%, due 12/15/15	2,290,000	2,451,821
5.500%, due 09/13/25	375,000	397,685
Credit Suisse AG Guernsey

PACE Select Advisors Trust

PACE Intermediate Fixed Income Investments

Schedule of investments – October 31, 2013 (unaudited)

	Face amount[1]	Value($)
Corporate notes—(continued)
Financial services—(concluded)
1.625%, due 03/06/15[5]	3,285,000	3,332,961
2.600%, due 05/27/16[5,8]	2,215,000	2,312,422
Doric Nimrod Air Alpha Ltd 2013-1 Pass Through Trust
5.250%, due 05/30/23[5]	395,000	395,000
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
8.000%, due 01/15/18	1,195,000	1,253,256
Lehman Brothers Holdings, Inc.
0.000%, due 12/31/49**,9	34,573	15,126
Morgan Stanley
2.125%, due 04/25/18[8]	860,000	855,051
3.750%, due 02/25/23	340,000	335,689
6.625%, due 04/01/18	400,000	469,127
Morgan Stanley MTN
4.100%, due 05/22/23	395,000	381,550
6.000%, due 04/28/15	1,025,000	1,098,128
Novus USA Trust, Series 2013-1
1.562%, due 02/28/14[4,5]	1,215,000	1,215,000
SteelRiver Transmission Co. LLC
4.710%, due 06/30/17[5]	726,033	755,758
		21,342,768
Food/beverage—0.20%
WM Wrigley Jr Co.
1.400%, due 10/21/16[5]	890,000	895,519

Health care—0.12%
Biomet, Inc.
6.500%, due 08/01/20	500,000	531,250

Hotels, restaurants & leisure—0.16%
Carnival Corp.
3.950%, due 10/15/20	705,000	715,120

Insurance—1.61%
MetLife Institutional Funding II
1.625%, due 04/02/15[5]	1,920,000	1,944,376
Metropolitan Life Global Funding I
2.000%, due 01/09/15[5]	2,200,000	2,231,209
5.125%, due 06/10/14[5]	245,000	251,871
New York Life Global Funding
0.750%, due 07/24/15[5]	1,545,000	1,547,710
Pacific LifeCorp.
5.125%, due 01/30/43[5]	480,000	452,850
Prudential Financial, Inc. MTN
3.000%, due 05/12/16	350,000	366,513

PACE Select Advisors Trust

PACE Intermediate Fixed Income Investments

Schedule of investments – October 31, 2013 (unaudited)

	Face amount[1]	Value($)
Corporate notes—(continued)
Insurance—(concluded)
4.750%, due 09/17/15	360,000	385,893
		7,180,422
Media—0.62%
Comcast Corp.
4.250%, due 01/15/33	480,000	460,704
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.
3.800%, due 03/15/22	880,000	843,758
Interpublic Group of Cos., Inc.
6.250%, due 11/15/14	561,000	586,946
NBCUniversal Enterprise, Inc.
5.250%, due 03/19/21[5,7]	500,000	495,000
NBCUniversal Media LLC
4.450%, due 01/15/43	375,000	354,691
		2,741,099
Medical providers—0.43%
Gilead Sciences, Inc.
4.400%, due 12/01/21	510,000	550,841
St. Jude Medical, Inc.
3.250%, due 04/15/23	354,000	340,756
UnitedHealth Group, Inc.
2.875%, due 03/15/22	755,000	727,771
3.375%, due 11/15/21	220,000	220,479
WellPoint, Inc.
3.300%, due 01/15/23	83,000	79,844
		1,919,691
Metals & mining—0.31%
Codelco, Inc.
3.750%, due 11/04/20[5]	370,000	369,608
Novelis, Inc.
8.750%, due 12/15/20	890,000	990,125
		1,359,733
Multi-line insurance—0.77%
American International Group, Inc.
3.000%, due 03/20/15	1,565,000	1,610,081
3.800%, due 03/22/17	725,000	774,531
4.875%, due 06/01/22	325,000	355,741
5.450%, due 05/18/17	600,000	675,996
		3,416,349
Oil & gas—1.61%
Anadarko Petroleum Corp.
5.750%, due 06/15/14	600,000	617,662
7.625%, due 03/15/14	300,000	307,299
Chevron Corp.
3.191%, due 06/24/23	275,000	272,238

PACE Select Advisors Trust

PACE Intermediate Fixed Income Investments

Schedule of investments – October 31, 2013 (unaudited)

	Face amount[1]	Value($)
Corporate notes—(continued)
Oil & gas—(concluded)
Continental Resources, Inc.
8.250%, due 10/01/19	1,420,000	1,562,000
Petroleos Mexicanos
4.875%, due 01/24/22	200,000	208,500
4.875%, due 01/18/24	328,000	334,150
5.500%, due 01/21/21	363,000	396,759
6.000%, due 03/05/20	132,000	147,840
8.000%, due 05/03/19	100,000	122,400
Pioneer Natural Resources Co.
6.875%, due 05/01/18	865,000	1,031,193
Plains Exploration & Production Co.
6.500%, due 11/15/20	776,000	854,940
8.625%, due 10/15/19	310,000	343,052
Statoil ASA
2.650%, due 01/15/24	580,000	540,216
Transocean, Inc.
5.050%, due 12/15/16	386,000	425,186
		7,163,435
Oil services—0.64%
BP Capital Markets PLC
2.500%, due 11/06/22	1,070,000	989,289
2.750%, due 05/10/23	345,000	322,260
Petrobras International Finance Co.
3.875%, due 01/27/16	1,505,000	1,546,086
		2,857,635
Pharmaceuticals—1.28%
AbbVie, Inc.
1.200%, due 11/06/15	705,000	709,929
1.750%, due 11/06/17	318,000	318,969
Hospira, Inc.
5.800%, due 08/12/23	610,000	630,932
Mylan, Inc.
6.000%, due 11/15/18[5]	1,390,000	1,495,503
Takeda Pharmaceutical Co. Ltd.
1.031%, due 03/17/15[5]	1,950,000	1,960,725
Thermo Fisher Scientific, Inc.
3.200%, due 03/01/16	553,000	578,038
		5,694,096
Pipelines—1.56%
El Paso Pipeline Partners Operating Co. LLC
4.100%, due 11/15/15	2,725,000	2,880,178
Energy Transfer Partners LP
4.150%, due 10/01/20	1,175,000	1,219,528
Enterprise Products Operating LLC
3.200%, due 02/01/16	1,525,000	1,599,560
3.350%, due 03/15/23	80,000	77,225
Florida Gas Transmission Co. LLC
5.450%, due 07/15/20[5]	494,000	545,027

PACE Select Advisors Trust

PACE Intermediate Fixed Income Investments

Schedule of investments – October 31, 2013 (unaudited)

	Face amount[1]		Value($)
Corporate notes—(continued)
Pipelines—(concluded)
Williams Cos., Inc.
7.875%, due 09/01/21	520,000		622,332
			6,943,850
Real estate investment trusts—0.21%
American Tower Corp.
3.500%, due 01/31/23	325,000		299,638
5.900%, due 11/01/21	325,000		354,264
Boston Properties LP
3.850%, due 02/01/23	275,000		275,129
			929,031
Retail—0.61%
Amazon.com, Inc.
0.650%, due 11/27/15	1,590,000		1,587,494
QVC, Inc.
5.950%, due 03/15/43	620,000		555,746
TJX Cos., Inc.
2.500%, due 05/15/23	595,000		556,199
			2,699,439
Special purpose entity—0.30%
Capital One Multi-Asset, Series 4-3C
6.625%, due 06/17/14	GBP	350,000	571,638
Crown Castle Towers LLC
6.113%, due 01/15/20[5]	660,000		751,050
			1,322,688
Telecommunications—2.23%
Qwest Corp.
7.500%, due 10/01/14	194,000		204,999
SBA Tower Trust
4.254%, due 04/15/15[5]	1,200,000		1,221,872
Sprint Corp.
7.875%, due 09/15/23[5]	1,650,000		1,790,250
Sprint Nextel Corp.
7.000%, due 03/01/20[5]	498,000		552,780
Verizon Communications, Inc.
2.450%, due 11/01/22	750,000		676,538
2.500%, due 09/15/16	4,425,000		4,591,845
6.550%, due 09/15/43	415,000		481,488
Virgin Media Secured Finance PLC
6.500%, due 01/15/18	405,000		421,200
			9,940,972
Telephone-integrated—0.41%
Level 3 Financing, Inc.
8.125%, due 07/01/19	535,000		589,838

PACE Select Advisors Trust

PACE Intermediate Fixed Income Investments

Schedule of investments – October 31, 2013 (unaudited)

	Face amount[1]	Value($)
Corporate notes—(concluded)
Telephone-integrated—(concluded)
Qwest Communications International, Inc.
7.125%, due 04/01/18	1,197,000	1,241,887
		1,831,725
Transportation—0.10%
Virgin Australia 2013-1B Trust
6.000%, due 10/23/20[5]	430,000	434,437

Utilities—0.33%
CMS Energy Corp.
5.050%, due 03/15/22[8]	495,000	538,452
HD Supply, Inc.
7.500%, due 07/15/20[5]	900,000	949,500
		1,487,952
Wireless telecommunications—0.24%
T-Mobile USA, Inc.
6.464%, due 04/28/19	1,005,000	1,065,300
Total corporate notes (cost—$130,858,623)		132,456,050

	Number of shares
Preferred stocks—0.16%
Banking-US—0.05%
The Goldman Sachs Group, Inc.[4,10]	9,170	209,351

Financial services—0.11%
Citigroup, Inc., Series K**,4,11	20,000	499,000
Total preferred stocks (cost—$729,250)		708,351

	Face amount[1]
Non-US government obligations—0.36%
Republic of Brazil
4.875%, due 01/22/21	735,000	798,210
Republic of Colombia
2.625%, due 03/15/23[8]	530,000	477,000

PACE Select Advisors Trust

PACE Intermediate Fixed Income Investments

Schedule of investments – October 31, 2013 (unaudited)

	Face amount[1]		Value($)
Non-US government obligations—(concluded)
Republic of Turkey
6.000%, due 01/14/41	340,000		340,425
Total non-US government obligations (cost—$1,755,076)			1,615,635

Repurchase agreement—0.76%
Repurchase agreement dated 10/31/13 with State Street Bank and Trust Co., 0.001% due 11/01/13, collateralized by $1,976,515 Federal Home Loan Mortgage Corp. obligations, 2.060% due 10/17/22 and $1,574,694 Federal National Mortgage Association obligations, 2.170% due 10/17/22; (value—$3,449,671); proceeds: $3,382,000 (cost—$3,382,000)	3,382,000		3,382,000

	Number of contracts/ Notional amount
Options purchased—0.41%
Call options & swaptions purchased—0.20%
3 Month USD LIBOR 10 Year Swap, strike @ 2.600%, expires 02/19/14 (Counterparty: Credit Suisse International; receive fixed rate); underlying swap terminates 02/21/24[12]	USD	2,800,000	19,659
3 Month USD LIBOR 10 Year Swap, strike @ 2.848%, expires 04/30/14 (Counterparty: Credit Suisse International; receive fixed rate); underlying swap terminates 05/02/24[12]	USD	5,300,000	97,414
3 Month USD LIBOR 30 Year Swap, strike @ 3.845%, expires 09/29/14 (Counterparty: Goldman Sachs Bank USA; receive fixed rate); underlying swap terminates 10/01/44[12]	USD	2,900,000	188,366
3 Month USD LIBOR 30 Year Swap, strike @ 2.848%, expires 04/30/14 (Counterparty: Credit Suisse International; receive fixed rate); underlying swap terminates 05/02/24[12]	USD	5,300,000	109,710
3 Month USD LIBOR 30 Year Swap, strike @ 3.865%, expires 10/02/14 (Counterparty: Goldman Sachs Bank USA; receive fixed rate); underlying swap terminates 10/06/44[12]	USD	4,500,000	302,547
3 Month USD LIBOR 30 Year Swap, strike @ 3.900%, expires 09/24/14 (Counterparty: Goldman Sachs Bank USA; receive fixed rate); underlying swap terminates 09/26/44[12]	USD	2,100,000	149,210
EUR Call/USD Put, Strike @ USD 1.38, expiring 01/02/14	EUR	3,450,000	26,686
US Treasury Note 5 Year Futures, strike @ $122, expires 11/22/13	USD	43	6,047
			899,639

PACE Select Advisors Trust

PACE Intermediate Fixed Income Investments

Schedule of investments – October 31, 2013 (unaudited)

	Number of contracts/ Notional amount		Value($)
Options purchased—(concluded)
Put options & swaptions purchased—0.21%
3 Month USD LIBOR 3 Year Swap, strike @ 1.500%, expires 08/07/14 (Counterparty: Credit Suisse International; receive fixed rate); underlying swap terminates 08/11/17[12]	USD	19,900,000	70,607
3 Month USD LIBOR 5 Year Swap, strike @ 4.500%, expires 07/18/18 (Counterparty: Credit Suisse International; receive fixed rate); underlying swap terminates 07/20/23[12]	USD	11,200,000	327,127
3 Month USD LIBOR 30 Year Swap, strike @ 3.845%, expires 09/29/14 (Counterparty: Goldman Sachs Bank USA; receive fixed rate); underlying swap terminates 10/01/44[12]	USD	2,900,000	139,259
3 Month USD LIBOR 30 Year Swap, strike @ 3.865%, expires 10/02/14 (Counterparty: Goldman Sachs Bank USA; receive fixed rate); underlying swap terminates 10/06/44[12]	USD	4,500,000	211,316
3 Month USD LIBOR 30 Year Swap, strike @ 3.900%, expires 09/24/14 (Counterparty: Goldman Sachs Bank USA; receive fixed rate); underlying swap terminates 09/26/44[12]	USD	2,100,000	90,571
6 Month EURIBOR 30 Year Swap, strike @ 4.500%, expires 11/11/13 (Counterparty: Credit Suisse International; receive fixed rate); underlying swap terminates 11/13/43[12]	EUR	2,200,000	0
EUR Put/USD Call, Strike @ EUR 1.35, expiring 01/29/14	EUR	3,830,000	60,457
US Treasury Note 10 Year Futures, strike @ $123, expires 11/22/13	USD	113	1,766
US Treasury Note 10 Year Futures, strike @ $125, expires 11/22/13	USD	113	10,594
			911,697
Total options purchased (cost—$2,094,509)			1,811,336

	Number of shares
Investment of cash collateral from securities loaned—1.05%
Money market fund—1.05%
UBS Private Money Market Fund LLC[13] (cost—$4,658,278)	4,658,278		4,658,278
Total investments before investment sold short (cost—$470,785,044)[14]—106.44%			473,417,539

	Face amount[1]
Investment sold short—(0.41)%
FNMA TBA*
4.500% (cost—$(1,820,594))	(1,700,000)		(1,820,594)
Total investments (cost—$468,964,450)—106.03%			471,596,945
Liabilities in excess of other assets—(6.03)%			(26,825,161)
Net assets—100.00%			444,771,784

PACE Select Advisors Trust

PACE Intermediate Fixed Income Investments

Schedule of investments – October 31, 2013 (unaudited)

For a listing of defined portfolio acronyms, counterparty acronyms and currency abbreviations that are used throughout the Schedule of investments as well as the tables that follow, please refer to the end of the last Portfolio.

Aggregate cost for federal income tax purposes before investment sold short was substantially the same for book purposes; and net unrealized appreciation consisted of:

Gross unrealized appreciation	$4,630,671
Gross unrealized depreciation	(1,998,176)
Net unrealized appreciation	$2,632,495

Written options

Number of contracts		Call options written	Expiration date	Premiums received($)	Current value($)	Unrealized appreciation (depreciation)($)
USD	87	US Treasury Note 5 Year Futures, strike @ 121.50	11/22/13	21,590	(35,344)	(13,754)

		Put options written
USD	87	US Treasury Note 5 Year Futures, strike @ 120.50	11/22/13	21,590	(5,437)	16,153
USD	227	US Treasury Note 10 Year Futures, strike @ 124	11/22/13	38,598	(10,641)	27,957
				60,188	(16,078)	44,110
				81,778	(51,422)	30,356

Written options activity for the three months ended October 31, 2013 was as follows:

	Number of	Premiums
	contracts	received ($)
Options outstanding at July 31, 2013	—	—
Options written	606	246,228
Options terminated in closing purchase transactions	121	(38,634)
Options expired prior to exercise	(326)	(125,816)
Options outstanding at October 31, 2013	401	81,778

PACE Select Advisors Trust

PACE Intermediate Fixed Income Investments

Schedule of investments – October 31, 2013 (unaudited)

Swaptions and foreign exchange written options

Notional amount (000)		Call swaptions written	Counterparty	Pay/ receive floating rate	Expiration date	Premiums received($)	Current value($)	Unrealized appreciation (depreciation)($)
USD	7,000	3 Month USD LIBOR Interest Rate Swap strike @ 1.50%, terminating 11/20/18[12]	GSB	Receive	11/18/13	15,568	(24,632)	(9,064)
EUR	3,450	EUR Call/USD Put, strike @ USD 1.38	DB	Receive	01/02/14	57,043	(26,686)	30,357
EUR	3,830	EUR Call/USD Put, strike @ USD 1.4	BB	Receive	01/29/14	526	(22,184)	(21,658)
						73,137	(73,502)	(365)
		Put swaptions written
USD	7,000	3 Month USD LIBOR Interest Rate Swap strike @ 1.85%, terminating 11/20/18[12]	GSB	Pay	11/18/13	23,380	(377)	23,003
USD	19,900	3 Month USD LIBOR Interest Rate Swap strike @ 1.90%, terminating 08/11/17[12]	CSI	Pay	08/07/14	88,804	(41,414)	47,390
USD	19,900	3 Month USD LIBOR Interest Rate Swap strike @ 2.30%, terminating 08/11/17[12]	CSI	Pay	08/07/14	154,723	(26,527)	128,196
USD	22,400	3 Month USD LIBOR Interest Rate Swap strike @ 6.00%, terminating 07/20/23[12]	CSI	Pay	07/18/18	344,921	(298,218)	46,703
						611,828	(366,536)	245,292
						684,965	(440,038)	244,927

Swaptions and foreign exchange written options activity for the three months ended October 31, 2013 was as follows:

Premiums
received ($)
Swaptions and foreign exchange written options outstanding at July 31, 2013	344,921
Swaptions and foreign exchange options written	340,044
Swaptions and foreign exchange written options terminated in closing purchase transactions	—
Swaptions and foreign exchange written options expired prior to exercise	—
Swaptions and foreign exchange written options outstanding at October 31, 2013	684,965

PACE Select Advisors Trust

PACE Intermediate Fixed Income Investments

Schedule of investments – October 31, 2013 (unaudited)

Futures contracts

						Unrealized
Number of			Expiration		Current	appreciation
contracts	Currency		date	Cost($)	value($)	(depreciation)($)
US Treasury futures buy contracts:
12	USD	US Long Bond Futures	December 2013	1,596,013	1,617,750	21,737
156	USD	US Treasury Note 2 Year Futures	December 2013	34,309,748	34,385,813	76,065
276	USD	US Treasury Note 5 Year Futures	December 2013	33,059,211	33,585,750	526,539
259	USD	US Treasury Note 10 Year Futures	December 2013	32,562,694	32,986,078	423,384
				101,527,666	102,575,391	1,047,725

				Proceeds($)
US Treasury futures sell contracts:
171	USD	Ultra Long US Treasury Bond Futures	December 2013	23,818,002	24,640,031	(822,029)
						225,696

Forward foreign currency contracts

Counterparty	Contracts to deliver		In exchange for		Maturity date	Unrealized appreciation (depreciation)($)
BB	JPY	216,711,620	USD	2,180,000	11/25/13	(24,137)
BNP	AUD	2,330,000	USD	2,231,562	12/27/13	37,004
BNP	GBP	145,000	USD	234,144	01/23/14	1,793
CSI	USD	2,871,647	EUR	2,110,000	12/31/13	(6,554)
DB	EUR	2,110,000	USD	2,900,448	12/31/13	35,356
DB	JPY	440,604,395	USD	4,495,000	11/20/13	13,797
DB	USD	4,495,000	JPY	442,123,705	11/20/13	1,655
DB	USD	2,180,000	JPY	214,418,260	11/25/13	811
JPMCB	EUR	1,164,000	USD	1,599,465	11/21/13	18,986
						78,711

PACE Select Advisors Trust

PACE Intermediate Fixed Income Investments

Schedule of investments – October 31, 2013 (unaudited)

Centrally cleared interest rate swap agreements

			Rate type
Notional amount (000)		Termination date	Payments made by the Portfolio[15](%)	Payments received by the Portfolio[15](%)	Value($)	Unrealized appreciation (depreciation)($)
USD	29,200	08/05/15	0.480	3 Month USD LIBOR	(69,614)	(70,049)
USD	12,700	09/06/15	0.589	3 Month USD LIBOR	(52,407)	(52,606)
USD	8,900	09/13/15	0.613	3 Month USD LIBOR	(40,240)	(40,381)
USD	3,645	08/16/16	0.836	3 Month USD LIBOR	(26,300)	(26,359)
USD	10,500	07/05/18	1.563	3 Month USD LIBOR	(168,187)	(168,369)
USD	4,400	06/21/20	1.784	3 Month USD LIBOR	26,584	26,500
					(330,164)	(331,264)

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of October 31, 2013 in valuing the Portfolio’s investments:

	Unadjusted quoted prices in active markets for identical investments (Level 1) ($)	Other significant observable inputs (Level 2) ($)	Unobservable inputs (Level 3) ($)	Total ($)
US government obligations	—	259,937,775	—	259,937,775
Federal home loan bank certificate	—	906,834	—	906,834
Federal home loan mortgage corporation certificates	—	8,154,388	—	8,154,388
Federal national mortgage association certificates	—	7,812,516	—	7,812,516
Collateralized mortgage obligations	—	24,234,787	1,233,651	25,468,438
Asset-backed securities	—	26,110,794	395,144	26,505,938
Corporate notes	—	131,225,924	1,230,126	132,456,050
Preferred stocks	708,351	—	—	708,351
Non-US government obligations	—	1,615,635	—	1,615,635
Repurchase agreement	—	3,382,000	—	3,382,000
Options purchased	18,407	1,792,929	—	1,811,336
Investment of cash collateral from securities loaned	—	4,658,278	—	4,658,278
Investment sold short	—	(1,820,594)	—	(1,820,594)
Written options	(51,422)	—	—	(51,422)
Swaptions and foreign exchange written options	—	(440,038)	—	(440,038)
Futures contracts, net	225,696	—	—	225,696
Forward foreign currency contracts, net	—	78,711	—	78,711
Swap agreements, net[16]	—	(331,264)	—	(331,264)
Total	901,032	467,318,675	2,858,921	471,078,628

PACE Select Advisors Trust

PACE Intermediate Fixed Income Investments

Schedule of investments – October 31, 2013 (unaudited)

At October 31, 2012, there were no transfers between Level 1 and Level 2.

The following is a rollforward of the Portfolio’s investments that were valued using unobservable inputs (Level 3) for the three months ended October 31, 2013:

	Collateralized mortgage obligations ($)	Asset-backed securities ($)	Corporate notes ($)	Total ($)
Beginning balance	1,429,856	406,558	1,228,562	3,064,976
Purchases	—	—	—	—
Sales	(202,818)	(18,458)	—	(221,276)
Accrued discounts/(premiums)	—	—	—	—
Total realized gain/(loss)	—	—	—	—
Net change in unrealized appreciation/depreciation	6,613	7,044	1,564	15,221
Transfers into Level 3	—	—	—	—
Transfers out of Level 3	—	—	—	—
Ending balance	1,233,651	395,144	1,230,126	2,858,921

The change in net unrealized appreciation/depreciation relating to the Level 3 investments held at October 31, 2013 was $5,583.

Issuer breakdown by country or territory of origin

	Percentage of total investments (%)
United States	94.7
Switzerland	1.2
United Kingdom	0.7
Canada	0.6
Cayman Islands	0.5
Australia	0.5
Japan	0.4
Mexico	0.3
Brazil	0.3
Italy	0.2
Panama	0.1
Norway	0.1
Colombia	0.1
Guernsey	0.1
Chile	0.1
Turkey	0.1
Germany	0.0	†
Total	100.0

† Amount is less than 0.05%

PACE Select Advisors Trust

PACE Intermediate Fixed Income Investments

Schedule of investments – October 31, 2013 (unaudited)

Portfolio footnotes

*                                         On September 7, 2008, the Federal Housing Finance Agency placed the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation into conservatorship, and the US Treasury guaranteed the debt issued by those organizations.

**                                  Non-income producing security.

1                                         In US Dollars unless otherwise indicated.

2                                         Security purchased on a when-issued basis. When-issued refers to a transaction made conditionally because a security, although authorized, has not yet been issued.

3                                         Entire amount pledged as collateral for investment sold short.

4                                         Variable or floating rate security. The interest rate shown is the current rate as of October 31, 2013 and changes periodically.

5                                         Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities, which represent 13.80% of net assets as of October 31, 2013, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

6                                         Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. At October 31, 2013, the value of these securities amounted to 0.37% of net assets.

7                                         Perpetual bond security.  The maturity date reflects the next call date.

8                                         Security, or portion thereof, was on loan at October 31, 2013.

9                                         Issuer filed for bankruptcy and/or is in default of principal and/or interest payments.

10                                  Non cumulative preferred stock. The next call date is 05/10/23.

11                                  Non cumulative preferred stock. The next call date is 11/15/23.

12                                  Illiquid investments representing 0.47% of net assets as of October 31, 2013.

13                                  The table below details the Portfolio’s transaction activity in an affiliated issuer during the three months ended October 31, 2013. The investment manager earns a management fee from UBS Private Money Market Fund LLC. Please see the Notes to financial statements in the most recent shareholder report for further information.

Net income
		Purchases	Sales		earned from
		during the	during the		affiliate for the
	Value at	three months	three months	Value at	three months
Security description	07/31/13 ($)	ended 10/31/13 ($)	ended 10/31/13 ($)	10/31/13 ($)	ended 10/31/13 ($)
UBS Private Money Market Fund LLC	702,620	203,872,397	199,916,739	4,658,278	198

14                                  Includes $4,562,065 of investments in securities on loan, at value plus accrued interest and dividends, if any.  The Portfolio includes cash collateral of $4,658,278.

15                                  Payments made/received are based on the notional amount.

16                                  Swap agreements are included in the table at value, with the exception of centrally cleared swap agreements which are included in the table at unrealized appreciation (depreciation).

For more information regarding the Portfolio’s other significant accounting policies, please refer to the Portfolio’s annual report to shareholders dated July 31, 2013.

PACE Select Advisors Trust

PACE Strategic Fixed Income Investments

Schedule of investments – October 31, 2013 (unaudited)

	Face amount[1]($)	Value($)
US government obligations—56.96%
US Treasury Inflation Index Bonds (TIPS)
0.625%, due 02/15/43	16,204,155	13,422,858
2.000%, due 01/15/26	2,710,113	3,135,051
2.375%, due 01/15/27	3,711,008	4,474,084
2.500%, due 01/15/29	2,069,632	2,554,541
US Treasury Notes
1.375%, due 06/30/18[2]	278,200,000	280,221,401
1.500%, due 08/31/18	189,400,000	191,530,750
1.750%, due 10/31/20	26,700,000	26,349,562
2.000%, due 09/30/20	8,300,000	8,340,205
Total US government obligations (cost—$530,201,297)		530,028,452

Government national mortgage association certificates—0.01%
GNMA II ARM
1.625%, due 11/20/23	4,974	5,164
1.625%, due 01/20/26	11,863	12,285
1.625%, due 05/20/26	20,549	21,395
1.750%, due 07/20/25	6,462	6,721
Total government national mortgage association certificates (cost—$44,282)		45,565

Federal home loan mortgage corporation certificates*—0.16%
FHLMC
7.645%, due 05/01/25[3]	1,189,425	1,435,039
FHLMC ARM
5.534%, due 03/01/36	76,149	79,290
Total federal home loan mortgage corporation certificates (cost—$1,267,672)		1,514,329

Federal housing administration certificates—0.00%††
FHA GMAC
7.430%, due 06/01/21	16,519	16,519
FHA Reilly
7.430%, due 10/01/20	3,891	3,891
Total federal housing administration certificates (cost—$21,557)		20,410

Federal national mortgage association certificates*—2.54%
FNMA
3.500%, due 11/01/21	4,068,656	4,241,720
3.500%, due 12/01/25	987,688	1,043,640
4.500%, due 04/01/29[2]	614,400	660,418
5.399%, due 11/01/34	9,227,847	10,107,964
FNMA ARM
1.553%, due 08/01/40	52,256	53,613
2.048%, due 05/01/30	62,699	65,977
2.334%, due 04/01/27	19,747	21,025
2.392%, due 10/01/35	109,644	116,769
2.399%, due 05/01/27	16,711	17,789
2.575%, due 09/01/35	94,338	100,488
2.585%, due 01/01/36	86,884	92,171
2.606%, due 03/01/36	70,923	75,295

PACE Select Advisors Trust

PACE Strategic Fixed Income Investments

Schedule of investments – October 31, 2013 (unaudited)

	Face amount[1]($)	Value($)
Federal national mortgage association certificates*—(concluded)
5.332%, due 01/01/36	159,022	170,989
5.367%, due 11/01/35	158,853	171,038
5.440%, due 03/01/36	118,775	127,486
5.518%, due 12/01/35	142,735	153,509
5.590%, due 02/01/36	195,848	210,456
5.682%, due 06/01/36	18,003	18,132
5.689%, due 03/01/36	111,204	119,675
5.802%, due 03/01/36	127,470	137,745
FNMA ARM COFI
3.250%, due 11/01/26[3]	54,664	49,548
FNMA
3.000%, VRD	6,000,000	5,906,250
Total federal national mortgage association certificates (cost—$22,521,814)		23,661,697

Collateralized mortgage obligations—22.28%
ARM Trust, Series 2005-5, Class 2A1
2.848%, due 09/25/35	337,681	297,297
Banc of America Commercial Mortgage Trust 2007-2, Series 2007-2, Class A1A
5.572%, due 04/10/49	519,002	568,385
Banc of America Funding Corp.,
Series 2005-D, Class A1
2.633%, due 05/25/35	2,113,389	2,140,413
Series 2007-3, Class 2A1
5.500%, due 09/25/34	324,229	322,904
Banc of America Large Loan,
Series 2010-HLTN, Class HLTN
2.474%, due 11/15/15[4]	9,063,187	9,065,906
Series 2010-UB5, Class A4A
5.634%, due 02/17/51[4]	2,500,000	2,849,200
Banc of America Merrill Lynch Large Loan, Series 2012-PARK, Class A
2.959%, due 12/10/30[4]	1,000,000	960,061
Banc of America Mortgage Securities, Inc., Series 2004-H, Class 2A2
2.753%, due 09/25/34	1,884,769	1,868,551
Bank of America Mortgage Securities, Inc., Series 2002-G, Class 1A3
3.438%, due 07/20/32	5,589	5,633
Bear Stearns Alternative Loan Trust-A Trust,
Series 2003-3, Class 1A
2.391%, due 10/25/33	35,799	33,385
Series 2004-9, Class 2A1
2.644%, due 09/25/34	841,628	736,779
Series 2005-7, Class 22A1
2.720%, due 09/25/35	1,305,661	1,085,130
Series 2006-1, Class 21A2
2.536%, due 02/25/36	1,215,228	789,260
Bear Stearns ARM Trust,
Series 2003-1, Class 5A1
2.314%, due 04/25/33	15,143	14,991
Series 2003-1, Class 6A1
2.574%, due 04/25/33	61,332	62,484
Series 2003-5, Class 2A1
2.579%, due 08/25/33	437,543	441,515
Series 2004-3, Class 1A2
2.916%, due 07/25/34	307,349	303,694
Series 2004-6, Class 2A1
2.862%, due 09/25/34	1,630,185	1,522,324
Series 2004-7, Class 1A1
2.633%, due 10/25/34	453,021	384,034

PACE Select Advisors Trust

PACE Strategic Fixed Income Investments

Schedule of investments – October 31, 2013 (unaudited)

	Face amount[1]($)	Value($)
Collateralized mortgage obligations—(continued)
Series 2004-9, Class 22A1
3.176%, due 11/25/34	42,950	43,636
Series 2005-2, Class A1
2.600%, due 03/25/35	1,275,500	1,284,542
Series 2005-5, Class A2
2.250%, due 08/25/35	2,253,707	2,262,262
Series 2005-9, Class A1
2.430%, due 10/25/35	1,648,791	1,597,251
Chase Mortgage Finance Corp.,
Series 2005-S3, Class A10
5.500%, due 11/25/35	3,227,000	3,089,356
Series 2007-S6, Class 2A1
5.500%, due 12/25/22	1,499,584	1,514,375
Citigroup Mortgage Loan Trust, Inc.,
Series 2005-11, Class A1A
2.540%, due 05/25/35	682,109	659,802
Series 2005-4, Class A
5.273%, due 08/25/35	2,208,580	2,165,279
Series 2005-6, Class A2
2.290%, due 09/25/35	151,864	148,806
Series 2005-6, Class A3
1.940%, due 09/25/35	25,283	25,080
Series 2006-AR1, Class 1A1
2.550%, due 10/25/35	3,861,948	3,743,599
Countrywide Alternative Loan Trust,
Series 2003-J3, Class 2A1
6.250%, due 12/25/33	176,196	185,940
Series 2005-62, Class 2A1
1.083%, due 12/25/35	525,662	389,649
Series 2006-41CB, Class 1A9
6.000%, due 01/25/37	1,080,477	880,671
Countrywide Home Loan Mortgage Pass Through Trust,
Series 2003-R4, Class 2A
6.500%, due 01/25/34[4]	1,060,738	1,097,822
Series 2004-12, Class 11A1
2.825%, due 08/25/34	560,465	491,919
Series 2004-12, Class 11A2
2.825%, due 08/25/34	360,299	326,230
Series 2004-12, Class 12A1
2.666%, due 08/25/34	114,294	105,868
Series 2005-HYB9, Class 5A1
2.417%, due 02/20/36	400,469	307,028
Credit Suisse Commercial Mortgage Trust Series 2006-C2, Series 2006-C2, Class A1A
5.669%, due 03/15/39	5,887,778	6,443,219
FHLMC REMIC,*
Series 1278, Class K
7.000%, due 05/15/22	56,527	62,819
Series 1367, Class KA
6.500%, due 09/15/22	1,210	1,336
Series 1502, Class PX
7.000%, due 04/15/23	333,446	373,846
Series 1503, Class PZ
7.000%, due 05/15/23	108,025	122,404
Series 1534, Class Z
5.000%, due 06/15/23	115,899	126,280
Series 1548, Class Z
7.000%, due 07/15/23	78,692	89,226
Series 1562, Class Z

PACE Select Advisors Trust

PACE Strategic Fixed Income Investments

Schedule of investments – October 31, 2013 (unaudited)

	Face amount[1]($)	Value($)
Collateralized mortgage obligations—(continued)
7.000%, due 07/15/23	134,677	153,677
Series 1694, Class Z
6.500%, due 03/15/24	58,193	66,078
Series 2061, Class Z
6.500%, due 06/15/28	211,686	237,251
Series 2400, Class FQ
0.674%, due 01/15/32	141,200	141,848
Series 2764, Class LZ
4.500%, due 03/15/34	1,691,733	1,819,097
Series 2764, Class ZG
5.500%, due 03/15/34	4,550,932	4,993,360
Series 2835, Class JZ
5.000%, due 08/15/34	1,048,438	1,134,999
Series 2921, Class PG
5.000%, due 01/15/35	6,200,000	6,783,569
Series 2983, Class TZ
6.000%, due 05/15/35	5,178,294	5,773,850
Series 3149, Class CZ
6.000%, due 05/15/36	6,594,909	7,315,884
Series G23, Class KZ
6.500%, due 11/25/23	100,882	114,282
Series T-054, Class 2A
6.500%, due 02/25/43	794,201	949,283
Series T-058, Class 2A
6.500%, due 09/25/43	2,878,844	3,305,267
Series T-075, Class A1
0.210%, due 12/25/36	1,426,829	1,408,176
First Horizon Mortgage Pass-Through Trust, Series 2005-AR3, Class 2A1
2.615%, due 08/25/35	92,790	87,506
FNMA REMIC,*
Series 1991-065, Class Z
6.500%, due 06/25/21	4,219	4,555
Series 1992-040, Class ZC
7.000%, due 07/25/22	13,968	15,594
Series 1992-129, Class L
6.000%, due 07/25/22	6,469	7,125
Series 1993-037, Class PX
7.000%, due 03/25/23	17,191	19,502
Series 1993-060, Class Z
7.000%, due 05/25/23	93,674	104,918
Series 1993-070, Class Z
6.900%, due 05/25/23	14,300	16,187
Series 1993-096, Class PZ
7.000%, due 06/25/23	84,059	94,227
Series 1993-160, Class ZB
6.500%, due 09/25/23	30,136	33,756
Series 1993-163, Class ZB
7.000%, due 09/25/23	8,245	9,425
Series 1994-023, Class PX
6.000%, due 08/25/23	669	669
Series 1998-066, Class FG
0.470%, due 12/25/28	64,295	64,222
Series 1999-W4, Class A9
6.250%, due 02/25/29	470,940	532,971
Series 2000-034, Class F
0.620%, due 10/25/30	9,595	9,579
Series 2002-080, Class A1
6.500%, due 11/25/42	1,410,045	1,636,238
Series 2003-064, Class AH

PACE Select Advisors Trust

PACE Strategic Fixed Income Investments

Schedule of investments – October 31, 2013 (unaudited)

	Face amount[1]($)	Value($)
Collateralized mortgage obligations—(continued)
6.000%, due 07/25/33	5,445,850	6,075,874
Series 2003-W8, Class 2A
7.000%, due 10/25/42	69,028	79,718
Series 2004-T1, Class 1A1
6.000%, due 01/25/44	1,074,869	1,140,974
Series 2004-W8, Class 2A
6.500%, due 06/25/44	1,486,826	1,725,871
Series 2005-024, Class ZE
5.000%, due 04/25/35	1,746,384	1,893,698
Series 2005-116, Class TZ
5.500%, due 01/25/36	7,686,323	8,416,447
Series 2005-120, Class ZU
5.500%, due 01/25/36	7,490,030	8,216,720
Series 2006-065, Class GD
6.000%, due 07/25/26	2,384,501	2,683,787
GNMA REMIC,
Trust Series 2000-009, Class FG
0.776%, due 02/16/30	90,543	91,589
Trust Series 2002-031, Class FW
0.576%, due 06/16/31	93,098	93,862
Trust Series 2003-98, Class Z
6.000%, due 11/20/33	11,844,856	13,441,542
Trust Series 2005-26, Class ZA
5.500%, due 01/20/35	7,687,693	8,839,509
GS Residential Mortgage Loan Trust, Series 2005-AR6, Class 2A1
2.648%, due 09/25/35	1,325,937	1,316,778
Harborview Mortgage Loan Trust,
Series 2004-11, Class 3A1A
0.523%, due 01/19/35	100,774	71,996
Series 2005-4, Class 3A1
2.751%, due 07/19/35	541,977	465,711
Housing Security, Inc., Series 1992-8, Class B
2.705%, due 06/25/24	150,310	151,013
JP Morgan Chase Commercial Mortgage Securities Trust 2006-LDP8, Series 2006-LDP8, Class A1A
5.397%, due 05/15/45	8,208,248	9,026,635
JP Morgan Chase Commercial Mortgage Securities Trust 2006-LDP9, Series 2006-LDP9, Class A1A
5.257%, due 05/15/47	8,487,863	9,118,953
JP Morgan Mortgage Trust 2005-A1, Series 2005-A1, Class 6T1
3.947%, due 02/25/35	21,323	21,449
JP Morgan Mortgage Trust 2006-A4, Series 2006-A4, Class 2A2
2.518%, due 06/25/36	952,126	836,840
JP Morgan Mortgage Trust, Series 2005-A8, Class 1A1
5.130%, due 11/25/35	3,213,861	3,025,413
Lehman Brothers Mortgage Trust, Series 1991-2, Class A3
8.533%, due 01/20/17	101,662	103,080
NAAC Reperforming Loan REMIC Trust 2004-R3, Series 2004-R3, Class A1
6.500%, due 02/25/35[4]	1,274,562	1,327,288
Residential Accredit Loans, Inc., Series 2006-Q03, Class A1
0.380%, due 04/25/46	1,633,569	804,796
Residential Asset Securitization Trust, Series 2006-A14C, Class 2A6
0.620%, due 12/25/36	1,383,429	495,454

PACE Select Advisors Trust

PACE Strategic Fixed Income Investments

Schedule of investments – October 31, 2013 (unaudited)

	Face amount[1]($)	Value($)
Collateralized mortgage obligations—(continued)
Residential Funding Mortgage Security I, Series 2004-S9, Class 1A23
5.500%, due 12/25/34	2,300,000	2,359,641
Sequoia Mortgage Trust,
Series 2005-4, Class 2A1
2.632%, due 04/20/35	1,770,931	1,751,392
Series 2007-3, Class 1A1
0.373%, due 07/20/36	487,839	441,642
Small Business Administration,
Series 1999-20K, Class 1
7.060%, due 11/01/19	142,958	155,291
Series 2000-20K, Class 1
7.220%, due 11/01/20	209,278	223,347
Series 2002-20K, Class 1
5.080%, due 11/01/22	1,200,873	1,306,016
Series 2003-20I, Class 1
5.130%, due 09/01/23	222,261	240,699
Series 2003-20L, Class 1
4.890%, due 12/01/23	784,093	855,118
Series 2004-P10A, Class 1
4.504%, due 02/10/14	364,516	366,640
Series 2005-20H, Class 1
5.110%, due 08/01/25	1,071,824	1,171,982
Series 2007-20D, Class 1
5.320%, due 04/01/27	3,210,038	3,540,501
Structured ARM Loan Trust, Series 2004-8, Class 3A
2.506%, due 07/25/34	1,076,425	1,065,027
Structured Asset Mortgage Investments, Inc.,
Series 2002-AR3, Class A1
0.833%, due 09/19/32	264,046	252,338
Series 2006-AR3, Class 11A1
0.380%, due 04/25/36	3,670,093	2,590,733
Structured Asset Securities Corp., Series 2001-SB1, Class A2
3.375%, due 08/25/31	1,223,114	1,201,861
Wachovia Bank Commercial Mortgage Trust, Series 2006-C27, Class A1A
5.749%, due 07/15/45	8,227,304	9,091,023
WaMu Mortgage Pass Through Certificates,
Series 2002-AR6, Class A
1.548%, due 06/25/42	44,802	41,185
Series 2005-AR1, Class A1A
0.490%, due 01/25/45	122,159	116,668
Series 2005-AR13, Class A1A1
0.460%, due 10/25/45	1,420,283	1,314,606
Series 2005-AR15, Class A1A1
0.430%, due 11/25/45	156,966	145,533
Series 2005-AR2, Class 2A1A
0.480%, due 01/25/45	140,662	134,730
Series 2006-AR11, Class 2A
2.456%, due 09/25/46	526,326	499,698
Series 2006-AR2, Class 2A1
4.427%, due 03/25/36	1,380,207	1,279,886
Series 2006-AR7, Class 3A
2.456%, due 07/25/46	2,151,615	2,018,821
Series 2006-AR9, Class 1A
1.149%, due 08/25/46	1,545,951	1,327,714
Series 2006-AR9, Class 2A
2.456%, due 08/25/46	1,158,045	1,039,929
Wells Fargo Mortgage Backed Securities Trust,

PACE Select Advisors Trust

PACE Strategic Fixed Income Investments

Schedule of investments – October 31, 2013 (unaudited)

	Face amount[1]($)	Value($)
Collateralized mortgage obligations—(concluded)
Series 2003-M, Class A1
3.394%, due 12/25/33	336,106	340,019
Series 2004-CC, Class A1
2.616%, due 01/25/35	214,985	214,211
Series 2004-DD, Class 2A6
2.619%, due 01/25/35	2,600,393	2,578,682
Series 2006-AR2, Class 2A1
2.633%, due 03/25/36	1,722,587	1,718,682
Series 2006-AR8, Class 1A1
2.642%, due 04/25/36	689,357	675,885
Total collateralized mortgage obligations (cost—$197,237,938)		207,347,783

Asset-backed securities—4.78%
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Ctfs, Series 2005-R8, Series 2005-R8, Class M1
0.640%, due 10/25/35	1,000,000	916,623
Black Diamond CLO 2005-1 Delaware Corp. Series 2005-1A, Class A1A
0.503%, due 06/20/17[4]	22,514	22,486
BlueMountain CLO Ltd. Series 2005-1A, Class A1F
0.502%, due 11/15/17[4]	232,785	231,877
Countrywide Asset-Backed Certificates,
Series 2005-13, Class 3AV3
0.420%, due 04/25/36	853,152	829,689
Series 2006-4, Class 2A2
0.350%, due 07/25/36	882,668	856,704
Credit Suisse Mortgage Capital Certificate 2010-UD1
5.758%, due 12/18/49[4]	1,116,328	1,259,447
CSAB Mortgage Backed Trust, Series 2006-1, Class A6A
6.172%, due 06/25/36[5]	659,375	439,490
Delta Funding Home Equity Loan Trust, Series 1999-003, Class A1A
0.994%, due 09/15/29	60,720	54,606
Duane Street CLO III Ltd. Series 2006-3A, Class A1
0.496%, due 01/11/21[4]	3,730,271	3,695,803
EFS Volunteer LLC, Series 2010-1, Class A1
1.088%, due 10/26/26[4]	486,417	488,589
Euro-Galaxy CLO BV, Series 2006-1X, Class A2
0.463%, due 10/23/21[6,7]	3,604,636	4,744,733
First Frankin Mortgage Loan Trust 2005-FFH3, Series 2005-FFH3, Class M2
0.700%, due 09/25/35	1,000,000	920,030
Franklin CLO Ltd. Series 5A, Class A2
0.514%, due 06/15/18[4]	4,807,702	4,748,058
Goldentree Loan Opportunities V Ltd. Series 2007-5A, Class A
0.941%, due 10/18/21[4]	2,500,000	2,483,415
Home Equity Asset Trust 2005-2, Series 2005-2, Class M5
1.265%, due 07/25/35	1,000,000	873,348
Inwood Park CDO Ltd. Series 2006-1A, Class A1A
0.467%, due 01/20/21[4]	3,958,730	3,935,208
Kingsland I Ltd. Series 2005-1A, Class A1A
0.504%, due 06/13/19[4]	824,920	824,214

PACE Select Advisors Trust

PACE Strategic Fixed Income Investments

Schedule of investments – October 31, 2013 (unaudited)

	Face amount[1]($)		Value($)
Asset-backed securities— (concluded)
Landmark VII CDO Ltd. Series 2006-7A, Class A1L
0.519%, due 07/15/18[4]	3,930,193		3,901,435
LightPoint Pan-European CLO 2006-1 PLC, Series 2006-1X, Class A
0.478%, due 01/31/22[6,7]	846,600		1,122,767
Madison Park Funding I Ltd. Series 2005-1A, Class AT
0.535%, due 05/10/19[4]	658,679		656,414
Mid-State Trust Series 4, Class A
8.330%, due 04/01/30	170,094		177,301
Morgan Stanley ABS Capital I, Inc. Trust 2005-HE1, Series 2005-HE1, Class M2
0.875%, due 12/25/34	1,899,508		1,833,251
New Century Home Equity Loan Trust, Series 2005-D, Series 2005-D, Class A2D
0.500%, due 02/25/36	2,000,000		1,681,036
Saxon Asset Securities Trust 2004-1, Series 2004-1, Class M1
0.965%, due 03/25/35	1,299,167		1,104,433
SLC Student Loan Trust, Series 2008-2, Class A2
0.704%, due 06/15/17	1,777,802		1,778,590
SLM Student Loan Trust, Series 2008-9, Class A
1.738%, due 04/25/23	4,445,601		4,572,612
Structured Asset Securities Corp. 2005-WF1, Series 2005-WF1, Class M1
0.610%, due 02/25/35	282,309		263,258
Structured Asset Securities Corp. Mortgage Loan Trust 2005-7XS, Series 2005-7XS, Class 2A1A
1.680%, due 04/25/35	111,589		105,983
Total asset-backed securities (cost—$44,212,689)			44,521,400

Corporate notes—21.98%
Airlines—0.31%
Continental Airlines Pass Through Trust 2009-2, Series A
7.250%, due 11/10/19	170,272		194,110
Northwest Airlines, Series 2000-1, Class G
7.150%, due 10/01/19	2,677,583		2,717,747
			2,911,857
Banking-non-US—4.41%
Banco Bradesco SA
2.363%, due 05/16/14[4,8]	4,100,000		4,115,375
Banco do Brasil SA
3.875%, due 10/10/22	2,200,000		1,991,000
Banco Mercantil del Norte SA
4.375%, due 07/19/15[4]	1,800,000		1,890,000
Banco Santander Brasil SA
2.352%, due 03/18/14[7,8]	4,200,000		4,199,983
4.250%, due 01/14/16[4]	3,500,000		3,622,500
DNB Bank ASA
3.200%, due 04/03/17[4]	4,900,000		5,145,980
Eksportfinans ASA
0.890%, due 06/16/15	JPY	100,000,000	965,852
1.600%, due 03/20/14	JPY	2,000,000	20,146

PACE Select Advisors Trust

PACE Strategic Fixed Income Investments

Schedule of investments – October 31, 2013 (unaudited)

	Face amount[1]($)		Value($)
Corporate notes—(continued)
Banking-non-US—(concluded)
2.000%, due 09/15/15	1,100,000		1,080,750
2.375%, due 05/25/16	900,000		877,050
2.875%, due 11/16/16	CHF	100,000	109,574
3.000%, due 11/17/14	300,000		301,050
5.500%, due 05/25/16[9]	800,000		837,600
5.500%, due 06/26/17	400,000		419,200
Export-Import Bank of Korea
1.250%, due 11/20/15	600,000		599,892
4.375%, due 09/15/21	1,300,000		1,386,463
5.000%, due 04/11/22	4,200,000		4,689,132
5.125%, due 06/29/20	400,000		446,548
5.875%, due 01/14/15	2,600,000		2,749,448
ICICI Bank Ltd.
5.000%, due 01/15/16[6]	2,500,000		2,608,275
5.500%, due 03/25/15[4]	1,800,000		1,869,228
LBG Capital No.1 PLC
8.500%, due 12/17/21[4,8,10]	400,000		425,303
Royal Bank of Scotland PLC MTN
9.500%, due 03/16/22[6]	600,000		699,000
			41,049,349
Banking-US—2.13%
Aviation Capital Group Corp.
6.750%, due 04/06/21[7]	1,200,000		1,293,000
Bank of America Corp.
7.625%, due 06/01/19	3,700,000		4,612,661
CIT Group, Inc.
4.750%, due 02/15/15[4]	200,000		208,500
5.250%, due 04/01/14[4]	1,500,000		1,524,375
JPMorgan Chase Bank N.A.
0.584%, due 06/13/16[8]	400,000		396,211
0.889%, due 05/31/17[8]	EUR	4,400,000	5,890,459
4.375%, due 11/30/21[6,8]	EUR	500,000	709,763
5.875%, due 06/13/16	1,100,000		1,229,819
6.000%, due 10/01/17	3,400,000		3,919,360
			19,784,148
Diversified financials—2.87%
American Express Co.
6.800%, due 09/01/66[8]	3,800,000		4,056,500
Doric Nimrod Air Finance Alpha Ltd. 2012-1, Class A Pass Through Trust
5.125%, due 11/30/22[4]	581,806		583,261
Goldman Sachs Group, Inc.
0.641%, due 07/22/15[8]	300,000		299,001
0.700%, due 03/22/16[8]	1,200,000		1,193,857
0.744%, due 01/12/15[8]	1,100,000		1,100,057
3.700%, due 08/01/15	1,700,000		1,775,686
5.150%, due 01/15/14	4,500,000		4,540,370
5.950%, due 01/18/18	3,200,000		3,673,402
Lehman Brothers Holdings, Inc. MTN
0.000%, due 12/30/49[11]	1,900,000		399,000
1.000%, due 01/24/13[11]	900,000		189,000
1.000%, due 12/30/16[11]	4,500,000		950,625

PACE Select Advisors Trust

PACE Strategic Fixed Income Investments

Schedule of investments – October 31, 2013 (unaudited)

	Face amount[1]($)	Value($)
Corporate notes—(continued)
Diversified financials—(concluded)
Merrill Lynch & Co. MTN
6.875%, due 04/25/18	6,700,000	7,957,630
		26,718,389
Electric-generation—0.71%
Korea Hydro & Nuclear Power Co. Ltd.
6.250%, due 06/17/14[4]	6,278,000	6,463,833
6.250%, due 06/17/14[6]	100,000	102,960
		6,566,793
Electric-integrated—0.96%
Centrais Eletricas Brasileiras SA
6.875%, due 07/30/19[4]	200,000	217,000
Puget Energy, Inc.
6.500%, due 12/15/20	7,600,000	8,668,613
		8,885,613
Finance-non-captive diversified—1.25%
Ford Motor Credit Co. LLC
2.750%, due 05/15/15	1,025,000	1,052,172
4.250%, due 02/03/17	4,100,000	4,427,094
8.000%, due 06/01/14	1,100,000	1,146,884
8.000%, due 12/15/16	600,000	712,722
8.700%, due 10/01/14	4,000,000	4,286,152
		11,625,024
Financial services—4.41%
Ally Financial, Inc.
3.465%, due 02/11/14[8]	1,100,000	1,103,872
3.653%, due 06/20/14[8]	2,900,000	2,925,665
4.500%, due 02/11/14	2,300,000	2,317,250
4.625%, due 06/26/15	2,700,000	2,818,290
8.300%, due 02/12/15	500,000	541,875
Citicorp Lease Pass-Through Trust 1999-1
8.040%, due 12/15/19[4]	1,000,000	1,206,754
Citigroup, Inc.
1.250%, due 01/15/16	200,000	200,534
1.964%, due 05/15/18[8]	300,000	311,930
4.587%, due 12/15/15	400,000	428,266
5.500%, due 10/15/14	112,000	117,005
6.125%, due 11/21/17	600,000	696,428
8.500%, due 05/22/19	3,000,000	3,881,637
HSBC Finance Corp.
6.676%, due 01/15/21	1,400,000	1,627,046
JPMorgan Chase & Co.
4.250%, due 10/15/20	3,500,000	3,733,163
4.400%, due 07/22/20	600,000	647,935
6.300%, due 04/23/19	400,000	474,045
Morgan Stanley
1.838%, due 01/24/14[8]	1,000,000	1,002,923
7.300%, due 05/13/19	3,270,000	3,993,501
Morgan Stanley MTN
6.000%, due 04/28/15	3,100,000	3,321,167

PACE Select Advisors Trust

PACE Strategic Fixed Income Investments

Schedule of investments – October 31, 2013 (unaudited)

	Face amount[1]($)		Value($)
Corporate notes—(continued)
Financial services—(concluded)
SLM Corp. MTN
6.250%, due 01/25/16	8,400,000		9,145,500
8.450%, due 06/15/18	500,000		583,750
			41,078,536
Insurance—1.89%
American International Group, Inc.
6.765%, due 11/15/17	GBP	773,000	1,450,837
8.175%, due 05/15/58[8]	6,400,000		7,888,000
8.250%, due 08/15/18	4,100,000		5,186,754
Progressive Corp.
6.700%, due 06/15/37[8]	2,800,000		3,024,000
			17,549,591
Medical providers—0.99%
HCA, Inc.
6.500%, due 02/15/20	8,314,000		9,249,325

Oil & gas—0.45%
Southwestern Energy Co.
7.500%, due 02/01/18	3,506,000		4,184,734

Oil services—1.26%
BP Capital Markets PLC
3.625%, due 05/08/14	200,000		203,346
El Paso Corp.
7.000%, due 06/15/17	1,241,000		1,400,970
Petrobras Global Finance BV
1.884%, due 05/20/16[8,9]	3,500,000		3,465,000
2.000%, due 05/20/16	6,500,000		6,409,975
TNK-BP Finance SA
7.875%, due 03/13/18[6]	200,000		233,000
			11,712,291
Special purpose entity—0.22%
IPIC GMTN Ltd.
3.125%, due 11/15/15[4]	2,000,000		2,065,000

Steel producers/products—0.12%
CSN Resources SA
6.500%, due 07/21/20[4,9]	1,000,000		1,020,500

PACE Select Advisors Trust

PACE Strategic Fixed Income Investments

Schedule of investments – October 31, 2013 (unaudited)

	Face amount[1]($)		Value($)
Corporate notes—(concluded)
Steel producers/products—(concluded)
GTL Trade Finance, Inc.
7.250%, due 10/20/17[4]	100,000		112,750
			1,133,250
Total corporate notes (cost—$196,077,995)			204,513,900

Loan assignments—0.28%
Health care—0.28%
Biomet, Inc. Term Loan B1
3.170%, due 03/25/15	466,628		469,796
Davita, Inc. Term Loan B2
4.000%, due 11/01/19	2,084,250		2,095,713
Total loan assignments (cost—$2,528,339)			2,565,509

Non-US government obligations—4.14%
Brazil Letras do Tesouro Nacional
0.000%, due 01/01/17[12]	BRL	34,300,000	10,833,169
Emirate of Abu Dhabi
6.750%, due 04/08/19[4]	2,300,000		2,834,750
Mexico Government International Bond
6.050%, due 01/11/40	1,600,000		1,796,000
Notas do Tesouro Nacional
10.000%, due 01/01/14	BRL	3,880,000	1,731,423
10.000%, due 01/01/17	BRL	30,975,000	13,313,436
10.000%, due 01/01/21	BRL	580,000	239,805
10.000%, due 01/01/23	BRL	581,000	235,801
Republic of Korea
7.125%, due 04/16/19	400,000		499,032
State of Qatar
4.000%, due 01/20/15[7]	4,300,000		4,456,950
5.250%, due 01/20/20[4]	2,100,000		2,383,500
6.400%, due 01/20/40[4]	200,000		234,500
Total non-US government obligations (cost—$42,429,148)			38,558,366

Municipal bonds and notes—2.28%
Education—0.98%
Clark County School District, Limited Tax (Building), Series A
5.000%, due 06/15/19	300,000		341,769
Los Angeles Unified School District Refunding,
4.500%, due 07/01/25	3,200,000		3,499,456
4.500%, due 01/01/28	3,800,000		3,920,612
New York City Transitional Finance Authority Building Aid Revenue Fiscal 2008, Series S-1
5.000%, due 01/15/25	100,000		112,958

PACE Select Advisors Trust

PACE Strategic Fixed Income Investments

Schedule of investments – October 31, 2013 (unaudited)

	Face amount[1]($)	Value($)
Municipal bonds and notes—(concluded)
Education—(concluded)
Will County Community High School District No. 210 Lincoln-Way (Capital Appreciation) (AGM Insured)
0.000%, due 01/01/21[12]	1,600,000	1,293,215
		9,168,010
General obligation—0.36%
California State (Build America Bonds)
7.500%, due 04/01/34	1,400,000	1,842,358
Cook County Build America Bonds (Recovery Zone Economic Development)
6.360%, due 11/15/33	1,200,000	1,258,656
Denver Arena Trust Revenue Note
6.940%, due 11/15/19[7]	212,429	218,629
		3,319,643
Tobacco—0.06%
Buckeye Tobacco Settlement Financing Authority (Asset Backed Series Turbo), Series A-2
5.875%, due 06/01/47	500,000	386,010
Tobacco Settlement Funding Corp., Rhode Island, Series A
6.250%, due 06/01/42	200,000	193,530
		579,540
Transportation—0.66%
Bay Area Toll Authority Toll Bridge Revenue (Build America Bonds)
6.263%, due 04/01/49	1,500,000	1,849,155
Harris County Metropolitan Transportation Authority (Build America Bonds), Series C
6.875%, due 11/01/38	3,100,000	3,502,504
Port Authority of New York & New Jersey Consolidated (One Hundred Fifty-Eight)
5.859%, due 12/01/24	700,000	815,556
		6,167,215
Utilities—0.22%
Cincinnati Water System Revenue (Build America Bonds), Series B
6.458%, due 12/01/34	100,000	108,983
Metropolitan Water District Southern California (Build America Bonds)
5.906%, due 07/01/25	1,700,000	1,900,158
		2,009,141
Total municipal bonds and notes (cost—$18,366,704)		21,243,549

Number of shares
Preferred stock[13]—0.78%
Commercial banks—0.78%
Wells Fargo & Co. (cost—$3,810,820)	6,400	7,289,600

PACE Select Advisors Trust

PACE Strategic Fixed Income Investments

Schedule of investments – October 31, 2013 (unaudited)

	Face amount[1]($)	Value($)
Certificates of deposit—1.70%
Banking-non-US—1.70%
Banco Do Brasil SA
0.010%, due 03/27/14	15,800,000	15,717,783
1.000%, due 11/01/13	100,000	100,000
Total certificates of deposit (cost—$15,817,783)		15,817,783

Short-term US government obligation[14]—0.03%
US Treasury Bill
0.035%, due 01/09/14[2] (cost—$260,980)	261,000	260,980

Repurchase agreement—1.59%
Repurchase agreement dated 10/31/13 with State Street Bank and Trust Co., 0.001% due 11/01/13, collateralized by $8,628,407 Federal Home Loan Mortgage Corp. obligations, 2.060% due 10/17/22 and $6,874,271 Federal National Mortgage Association obligations, 2.170% due 10/17/22; (value—$15,059,414); proceeds: $14,764,000 (cost—$14,764,000)	14,764,000	14,764,000

	Number of shares
Investment of cash collateral from securities loaned—0.58%
Money market fund—0.58%
UBS Private Money Market Fund LLC[15] (cost—$5,390,635)	5,390,635	5,390,635
Total investments before investments sold short (cost—$1,094,953,653)[16]—120.09%		1,117,543,958

	Face amount[1]($)
Investment sold short—(0.06)%
FNMA TBA* 4.500%, (proceeds—$(532,813))	(500,000)	(535,234)
Liabilities in excess of other assets—(20.03)%		(186,427,108)
Net assets—100.00%		930,581,616

For a listing of defined portfolio acronyms, counterparty acronyms and currency abbreviations that are used throughout the Schedule of investments as well as the tables that follow, please refer to the end of the last Portfolio.

Aggregate cost for federal income tax purposes before investments sold short was substantially the same for book purposes; and net unrealized appreciation consisted of:

Gross unrealized appreciation	$38,536,481
Gross unrealized depreciation	(15,946,176)
Net unrealized appreciation	$22,590,305

PACE Select Advisors Trust

PACE Strategic Fixed Income Investments

Schedule of investments – October 31, 2013 (unaudited)

Written options

Number of contracts	Call options written	Expiration date	Premiums received($)	Current value($)	Unrealized appreciation (depreciation)($)
162	US Treasury Note 10 Year Futures, strike @ 128	11/22/13	83,260	(50,625)	32,635

	Put options written
162	US Treasury Note 10 Year Futures, strike @ 124	11/22/13	47,822	(7,594)	40,228
			131,082	(58,219)	72,863

Written options activity for the three months ended October 31, 2013 was as follows:

	Number of	Premiums
	Contracts	received ($)
Options outstanding at July 31, 2013	—	—
Options written	592	283,476
Options terminated in closing purchase transactions
Options expired prior to exercise	(268)	(152,394)
Options outstanding at October 31, 2013	324	131,082

Written swaptions

Notional amount (000)		Call swaptions written	Counterparty	Pay/ receive floating rate	Expiration date	Premiums received($)	Current value($)	Unrealized appreciation (depreciation)($)
USD	24,500	3 Month USD LIBOR Interest Rate Swap, strike @ 1.300%; terminating 01/29/19[7]	MSCSI	Pay	01/27/14	29,400	(24,917)	4,483
USD	2,800	3 Month USD LIBOR Interest Rate Swap, strike @ 1.300%; terminating 02/26/19[7]	DB	Pay	02/24/14	4,130	(3,480)	650
USD	3,800	3 Month USD LIBOR Interest Rate Swap, strike @ 1.400%; terminating 01/29/19[7]	GSB	Pay	01/27/14	9,120	(8,193)	927
						42,650	(36,590)	6,060

		Put swaptions written
USD	24,500	3 Month USD LIBOR Interest Rate Swap, strike @ 1.800%; terminating 01/29/19[7]	MSCSI	Pay	01/27/14	77,788	(79,135)	(1,347)
USD	2,800	3 Month USD LIBOR Interest Rate Swap, strike @ 1.900%; terminating 02/26/19[7]	DB	Pay	02/24/14	10,080	(10,715)	(635)
USD	3,800	3 Month USD LIBOR Interest Rate Swap, strike @ 2.000%; terminating 01/29/19[7]	GSB	Pay	01/27/14	16,720	(6,616)	10,104
						104,588	(96,466)	8,122
						147,238	(133,056)	14,182

Swaptions activity for the three months ended October 31, 2013 was as follows:

Premiums
received ($)
Swaption outstanding at July 31, 2013	—
Swaption written	147,238
Swaption terminated in closing purchase transactions	—
Swaption expired prior to exercise	—
Swaption outstanding at October 31, 2013	147,238

PACE Select Advisors Trust

PACE Strategic Fixed Income Investments

Schedule of investments – October 31, 2013 (unaudited)

Futures contracts

						Unrealized
Number of			Expiration		Current	appreciation
contracts	Currency		date	Cost ($)	value($)	(depreciation)($)
US Treasury futures buy contracts:
119	USD	US Treasury Note 10 Year Futures	December 2013	14,983,669	15,155,766	172,097

Interest rate futures buy contracts:
329	USD	90-Day Eurodollar Futures	March 2016	81,155,529	81,254,775	99,246
601	USD	90-Day Eurodollar Futures	June 2016	147,899,766	148,056,350	156,584
				244,038,964	244,466,891	427,927

				Proceeds($)
US Treasury futures sell contracts:
242	USD	US Long Bond Futures	December 2013	32,273,676	32,624,625	(350,949)
27	USD	30-Year Interest Rate Swap Futures	December 2013	2,350,690	2,506,781	(156,091)
				34,624,366	35,131,406	(507,040)
						(79,113)

Forward foreign currency contracts

Counterparty	Contracts to deliver		In exchange for		Maturity date	Unrealized appreciation (depreciation)($)
BB	EUR	10,649,000	USD	14,670,030	12/03/13	210,432
BB	USD	14,668,998	EUR	10,649,000	11/04/13	(210,325)
BNP	USD	2,269,663	GBP	1,415,000	12/12/13	(1,500)
BOA	AUD	369,000	USD	353,887	11/04/13	5,126
BOA	JPY	123,700,000	USD	1,262,245	11/18/13	4,156
CITI	USD	1,311,633	EUR	951,000	12/03/13	(20,331)
CSI	BRL	4,810,749	USD	2,184,123	11/04/13	36,659
CSI	BRL	51,188,743	USD	22,047,008	11/04/13	(803,069)
CSI	BRL	55,999,492	USD	25,637,858	12/03/13	814,912
CSI	USD	25,806,217	BRL	55,999,492	11/04/13	(808,676)
DB	USD	10,400,000	CNY	62,712,000	01/28/15	(212,412)
DB	USD	1,100,000	CNY	6,523,000	04/07/16	(48,026)
GSCM	CNY	62,712,000	USD	9,847,990	01/28/15	(339,598)
GSCM	EUR	10,649,000	USD	14,411,494	11/04/13	(47,178)
HSBC	AUD	513,000	USD	482,432	11/04/13	(2,430)
HSBC	CNY	74,529,863	USD	11,799,234	11/25/13	(418,225)
JPMCB	AUD	490,000	USD	462,474	11/04/13	(650)
JPMCB	CNY	41,302,100	USD	6,423,344	04/07/16	(237,510)
JPMCB	USD	11,775,000	CNY	74,529,863	11/25/13	442,459
JPMCB	USD	5,860,000	CNY	34,779,100	04/07/16	(251,120)
JPMCB	USD	122,578	MXN	1,625,146	12/17/13	1,561
MSC	BRL	4,810,749	USD	2,106,697	11/04/13	(40,767)
MSC	JPY	12,700,000	USD	129,412	11/18/13	247
MSC	USD	2,184,123	BRL	4,810,749	11/04/13	(36,659)
RBS	GBP	2,633,000	USD	4,112,614	12/12/13	(107,932)
						(2,070,856)

PACE Select Advisors Trust

PACE Strategic Fixed Income Investments

Schedule of investments – October 31, 2013 (unaudited)

Interest rate swaps

				Rate type		Upfront
Counterparty	Notional amount (000)		Termination date	Payments made by the Portfolio[17]	Payments received by the Portfolio[17](%)	payments received (made)($)	Value ($)	Unrealized (depreciation)($)
BOA	BRL	14,200	01/02/17	Brazil CETIP Interbank Deposit Rate	8.860	(131,834)	(266,688)	(398,522)
BOA	BRL	24,100	01/02/17	Brazil CETIP Interbank Deposit Rate	8.600	—	(588,321)	(588,321)
DB	AUD	13,900	03/15/23	6 Month AUD LIBOR	4.000	67,874	(373,916)	(306,042)
GS	AUD	2,100	03/15/23	6 Month AUD LIBOR	4.000	7,337	(56,491)	(49,154)
HSBC	BRL	10,200	01/02/17	Brazil CETIP Interbank Deposit Rate	8.645	(8,125)	(243,116)	(251,241)
						(64,748)	(1,528,532)	(1,593,280)

Credit default swaps on corporate issues - buy protection18

					Rate type
Counterparty	Referenced obligations[19]	Notional amount (000)		Termination date	Payments made by the Portfolio[17](%)	Upfront payments received (made)($)	Value($)	Unrealized (depreciation)($)
BB	Macy’s Retail Holdings, Inc. bond, 7.875%, due 07/15/15	USD	1,643	09/20/15	7.150	—	(228,511)	(228,511)
CITI	Credit Agricole bond, 5.065%, due 08/10/22	EUR	2,200	12/20/16	1.000	(216,530)	(26,925)	(243,455)
GSI	Credit Agricole bond, 5.065%, due 08/10/22	EUR	1,400	12/20/16	1.000	(141,292)	(17,134)	(158,426)
						(357,822)	(272,570)	(630,392)

PACE Select Advisors Trust

PACE Strategic Fixed Income Investments

Schedule of investments – October 31, 2013 (unaudited)

Credit default swaps on corporate and sovereign issues - sell protection20

					Rate type
Counterparty	Referenced obligations[19]	Notional amount (000)		Termination date	Payments received by the Portfolio[17] (%)	Upfront payments received (made)($)	Value($)	Unrealized appreciation (depreciation) ($)	Credit spread[21]
BB	BP Capital Markets America bond, 4.200%, due 6/15/18	EUR	500	06/20/15	1.000	75,252	9,954	85,206	0.18
BB	Federal Republic of Brazil bond, 12.250%, due 03/06/30	USD	5,500	06/20/16	1.000	15,937	(17,162)	(1,225)	1.16
BB	Italy Republic bond, 1.000% due 6/20/17	EUR	1,400	06/20/17	1.000	189,308	(25,936)	163,372	1.42
BOA	Italy Republic bond, 1.000%, due 06/20/17	EUR	1,000	06/20/17	1.000	136,779	(18,525)	118,254	1.42
BOA	Lloyds TSB Bank PLC, 3.375%, due 04/15/20	EUR	3,600	09/20/17	3.000	(21,932)	430,927	408,995	0.79
CITI	BP Capital Markets American bond, 4.200%, due 06/15/18	USD	200	06/20/15	5.000	(3,642)	17,071	13,429	0.18
CITI	El Paso Corp. bond, 6.875%, due 06/15/14	USD	1,800	03/20/14	5.000	88,920	44,099	133,019	0.19
CSI	BP Capital Markets America bond, 4.200%, due 06/15/18	USD	1,200	06/20/15	5.000	(18,409)	102,428	84,019	0.18
CSI	Citigroup Inc. bond, 1.000%, due 09/20/17	USD	8,100	09/20/14	1.000	42,217	65,186	107,403	0.23
DB	BP Capital Markets America bond, 4.200%, due 06/15/18	USD	700	06/20/15	5.000	(24,474)	59,749	35,275	0.18
DB	Lloyds TSB Bank PLC bond, 3.375%, due 04/15/20	EUR	2,900	09/20/17	3.000	(22,416)	347,136	324,720	0.79
GSI	Dell Inc. bond, 7.100%, due 04/15/28	USD	1,800	12/20/17	1.000	111,345	(125,490)	(14,145)	2.82
MSCI	China International Government bond, 4.750%, due 10/29/13	USD	4,100	09/20/16	1.000	17,807	76,804	94,611	0.39
						586,692	966,241	1,552,933

Centrally cleared credit default swap agreement—buy protection18

				Rate type
Referenced obligations[19]	Notional amount (000)		Termination date	Payments made by the Portfolio[17] (%)	Upfront payments received ($)	Value($)	Unrealized (depreciation) ($)
iTraxx Europe Crossover Series 17	EUR	1,862	06/20/17	5.000	125,597	(275,812)	(150,215)

PACE Select Advisors Trust

PACE Strategic Fixed Income Investments

Schedule of investments – October 31, 2013 (unaudited)

Centrally cleared interest rate swap agreements

			Rate type
Notional amount (000)		Termination date	Payments made by the Portfolio[17](%)	Payments received by the Portfolio[17](%)	Value ($)	Unrealized appreciation (depreciation)($)
AUD	1,900	06/15/22	6 Month AUD LIBOR	4.500	40,335	26,096
AUD	8,600	03/15/23	6 Month AUD LIBOR	3.750	(385,660)	(362,394)
AUD	25,700	12/11/23	6 Month AUD LIBOR	4.250	(430,536)	(498,959)
EUR	29,000	08/08/23	6 Month EUR EURIBOR	2.923	(86,691)	(86,691)
EUR	4,800	03/19/24	6 Month EUR EURIBOR	2.250	(97,136)	(107,602)
JPY	1,300,000	09/18/23	6 Month JPY LIBOR	1.000	(353,046)	(339,249)
USD	106,500	03/21/23	3 Months USD LIBOR	3.000	(4,397,193)	(2,314,887)
					(5,709,927)	(3,683,686)

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of October 31, 2013 in valuing the Portfolio’s investments:

	Unadjusted quoted prices in active markets for identical investments (Level 1) ($)	Other significant observable inputs (Level 2) ($)	Unobservable inputs (Level 3) ($)	Total ($)
US government obligations	—	530,028,452	—	530,028,452
Government national mortgage association certificates	—	45,565	—	45,565
Federal home loan mortgage corporation certificates	—	79,290	1,435,039	1,514,329
Federal housing administration certificates	—	—	20,410	20,410
Federal national mortgage association certificates	—	23,612,149	49,548	23,661,697
Collateralized mortgage obligations	—	207,244,703	103,080	207,347,783
Asset-backed securities	—	44,521,400	—	44,521,400
Corporate notes	—	204,513,900	—	204,513,900
Loan assignments	—	2,565,509	—	2,565,509
Non-US government obligations	—	38,558,366	—	38,558,366
Municipal bonds and notes	—	21,243,549	—	21,243,549
Preferred stock	7,289,600	—	—	7,289,600
Certificates of deposit	—	15,817,783	—	15,817,783
Short-term US government obligation	—	260,980	—	260,980
Repurchase agreement	—	14,764,000	—	14,764,000
Investment of cash collateral from securities loaned	—	5,390,635	—	5,390,635
Federal national mortgage association certificates sold short	—	(535,234)	—	(535,234)
Written options	(58,219)	—	—	(58,219)
Written swaptions	—	(133,056)	—	(133,056)
Futures contracts, net	(79,113)	—	—	(79,113)
Forward foreign currency contracts, net	—	(2,070,856)	—	(2,070,856)
Swap agreements, net[22]		(4,668,762)		(4,668,762)
Total	7,152,268	1,101,238,373	1,608,077	1,109,998,718

PACE Select Advisors Trust

PACE Strategic Fixed Income Investments

Schedule of investments – October 31, 2013 (unaudited)

At October 31, 2013, there were no transfers between Level 1 and Level 2.

	Federal home loan mortgage corporate ($) certificates	Federal housing administration certificates ($)	Federal national mortgage association certificates ($)	Collateralized mortgage obligations ($)	Total ($)
Beginning balance	1,407,434	21,003	53,945	115,797	1,598,179
Purchases	—	—	—	—	—
Sales	(15,393)	(593)	(3,973)	(11,147)	(31,106)
Accrued discounts/(premiums)	(9)	(63)	—	—	(72)
Total realized gain/(loss)	—	—	—	—	—
Net change in unrealized appreciation/depreciation	43,007	63	(424)	(1,570)	41,076
Transfers into Level 3	—	—	—	—	—
Transfers out of Level 3	—	—	—	—	—
Ending balance	1,435,039	20,410	49,548	103,080	1,608,077

The change in net unrealized appreciation/depreciation relating to the Level 3 investments held at October 31, 2013, was $46,291.

Issuer breakdown by country or territory of origin

	Percentage of total investments (%)
United States	88.2
Brazil	5.0
Cayman Islands	1.6
South Korea	1.5
Netherlands	0.9
Norway	0.9
Qatar	0.6
India	0.4
Mexico	0.3
United Arab Emirates	0.3
United Kingdom	0.1
Luxembourg	0.1
Guernsey	0.1
British Virgin Islands	0.0	†
Total	100.0

† Amount represents less than 0.05%

Portfolio footnotes

††	Amount represents less than 0.005%.
*

On September 7, 2008, the Federal Housing Finance Agency placed the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation into conservatorship, and the US Treasury guaranteed the debt issued by those organizations.

1	In US Dollars unless otherwise indicated.
2	Security, or portion thereof, pledged as collateral for investments sold short.
3	Security is being fair valued by a valuation committee under the direction of the board of trustees.
4

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities, which represent 7.90% of net assets as of October 31, 2013, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

PACE Select Advisors Trust

PACE Strategic Fixed Income Investments

Schedule of investments – October 31, 2013 (unaudited)

5	Step bond that converts to the noted fixed rate at a designated future date.
6

Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. At October 31, 2013, the value of these securities amounted to 1.10% of net assets.

7	Illiquid investments representing 1.74% of net assets as of October 31, 2013.
8	Variable or floating rate security. The interest rate shown is the current rate as of October 31, 2013 and changes periodically.
9	Security, or portion thereof, was on loan at October 31, 2013.
10	Perpetual bond security. The maturity date reflects the next call date.
11	Bond interest in default.
12	Zero coupon bond. The interest rate represents annualized yield at the date of purchase.
13	Non cumulative preferred stock. Convertible until 12/31/49.
14	Rates shown are the discount rates at date of purchase.
15

The table below details the Portfolio’s transaction activity in an affiliated issuer during the three months ended October 31, 2013. The investment manager earns a management fee from UBS Private Money Market Fund LLC. Please see the Notes to financial statements in the most recent shareholder report for further information.

Net income
		Purchases	Sales		earned from
		during the	during the		affiliate for the
	Value at	three months	three months	Value at	three months
Security description	07/31/13 ($)	ended 10/31/13 ($)	ended 10/31/13 ($)	10/31/13 ($)	ended 10/31/13 ($)
UBS Private Money Market Fund LLC	3,121,965	156,314,715	154,046,045	5,390,635	189

16	Includes $5,281,929 of investments in securities on loan, at value plus accrued interest and dividends, if any. The Portfolio includes cash collateral of $5,390,635.
17	Payments made/received are based on the notional amount.
18

If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

19	Payments from/to the counterparty will be received/made upon the occurrence of a failure to pay, obligation acceleration, repudiation or restructuring of the referenced obligation.
20

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.

21

Credit spreads, where applicable, represented in absolute terms, utilized in determining the market value as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity. Credit spreads are unaudited.

22	Swap agreements are included in the table at value, with the exception of centrally cleared swap agreements which are included in the table at unrealized appreciation/(depreciation).

For more information regarding the Portfolio’s other significant accounting policies, please refer to the Portfolio’s annual report to shareholders dated July 31, 2013.

PACE Select Advisors Trust

PACE Municipal Fixed Income Investments

Schedule of investments – October 31, 2013 (unaudited)

	Face amount ($)	Value ($)
Municipal bonds and notes—98.66%
Alabama—0.56%
Birmingham Waterworks Board Water Revenue Series A (Assured Guaranty Insured)
5.000%, due 01/01/24	2,005,000	2,113,912

Alaska—0.60%
North Slope Boro Series A (NATL-RE Insured)
5.000%, due 06/30/16	2,000,000	2,232,460

Arizona—0.84%
Pima County Sewer Revenue System (AGM Insured)
5.000%, due 07/01/23	1,500,000	1,704,765
San Manuel Entertainment Series 04-C
4.500%, due 12/01/16[1]	1,500,000	1,462,065
		3,166,830
California—14.34%
California State
5.000%, due 03/01/17	2,000,000	2,192,460
5.000%, due 08/01/19	3,000,000	3,395,160
5.000%, due 09/01/23	1,000,000	1,160,590
5.000%, due 09/01/25	1,725,000	1,916,803
5.250%, due 10/01/20	1,000,000	1,172,400
5.500%, due 04/01/21	3,000,000	3,511,230
California State Department of Water Resources Power Supply Revenue
Series H (AGM Insured)
5.000%, due 05/01/22	1,400,000	1,618,988
Series L
5.000%, due 05/01/17	1,000,000	1,151,690
California State Economic Recovery Refunding Series A
5.000%, due 07/01/20	3,000,000	3,534,960
California State Public Works Board Lease Revenue (Judicial Council Project), Series A
5.000%, due 03/01/24	1,750,000	1,978,760
California Statewide Communities Development Authority Revenue Kaiser Permanente Series A
5.000%, due 04/01/19	3,000,000	3,519,570
California Statewide Communities Development Authority Revenue St. Joseph Series F (AGM Insured)
5.250%, due 07/01/18	1,500,000	1,751,895
Los Angeles Department of Water & Power Revenue Power Systems- Series B
5.000%, due 07/01/25	5,000,000	5,726,050
North Natomas Community Facilities District No. 4 Special Tax Series E
5.000%, due 09/01/19	1,385,000	1,537,378
Northern California Power Agency Refunding (Hydroelectric Project 1), Series A,
5.000%, due 07/01/28	1,845,000	1,992,932
Orange County Transportation Authority Toll Road Revenue Refunding (Senior Lien 91 Express Lanes)
5.000%, due 08/15/29	1,000,000	1,077,760
San Diego Public Facilities Financing Authority Sewer Revenue Senior Series A
5.000%, due 05/15/25	2,500,000	2,788,400

PACE Select Advisors Trust

PACE Municipal Fixed Income Investments

Schedule of investments – October 31, 2013 (unaudited)

	Face amount ($)	Value ($)
Municipal bonds and notes—(continued)
California—(concluded)
San Francisco City and County Airports Community International Airport Revenue San Francisco International Airport
5.000%, due 05/01/17[2]	3,715,000	4,201,665
Stockton Unified School District
5.000%, due 07/01/23	1,270,000	1,417,358
University of California Revenue
Series AF
5.000%, due 05/15/18	2,000,000	2,371,160
5.000%, due 05/15/24	2,500,000	2,981,375
Series Q
5.250%, due 05/15/23	2,500,000	2,871,250
		53,869,834
Colorado—3.28%
Colorado Health Facilities Authority Revenue Boulder Community Hospital Project Series A
4.000%, due 10/01/18	1,500,000	1,618,065
Denver City & County Airport Revenue
Series A
5.500%, due 11/15/19[2]	2,500,000	2,977,400
Subseries A
5.500%, due 11/15/26[2]	7,000,000	7,709,730
		12,305,195
District of Columbia—0.62%
Metropolitan Washington, Airport Authority Airport System Revenue, Series A
5.000%, due 10/01/22[2]	2,000,000	2,318,080

Florida—7.47%
Broward Port Facilities Revenue Refunding Series B
5.000%, due 09/01/21[2]	2,000,000	2,234,840
Citizens Property Insurance Corp. Senior Secured Coastal Series A-1
5.000%, due 06/01/19	2,000,000	2,285,280
Citizens Property Insurance Corp. Senior Secured High Risk Account
5.500%, due 06/01/17	2,835,000	3,243,693
Florida Hurricane Catastrophe Fund Finance Corp. Revenue Series A
5.000%, due 07/01/16	1,500,000	1,664,415
Florida State Board of Education Lottery Revenue Refunding
Series C
5.000%, due 07/01/16	1,000,000	1,114,960
Series E
5.000%, due 07/01/19	1,000,000	1,177,280
Florida State Municipal Power Agency Revenue All Requirements Power
5.250%, due 10/01/20	1,555,000	1,801,763
5.250%, due 10/01/21	2,000,000	2,243,820
Florida Turnpike Authority Revenue Series A
5.000%, due 07/01/25	3,000,000	3,479,700
Lakeland Energy System Revenue Refunding Series B (AGM Insured)
5.000%, due 10/01/17	2,000,000	2,300,480

PACE Select Advisors Trust

PACE Municipal Fixed Income Investments

Schedule of investments – October 31, 2013 (unaudited)

	Face amount ($)	Value ($)
Municipal bonds and notes—(continued)
Florida—(concluded)
Miami-Dade County Water & Sewer Revenue Refunding Series C
5.250%, due 10/01/18	2,000,000	2,357,820
Orlando & Orange County Expressway Authority Expressway Revenue Junior Lien (NATL-RE-IBC/FGIC Insured)
8.250%, due 07/01/16	2,595,000	3,094,330
Tampa Solid Waste System Revenue Refunding (AGM Insured)
5.000%, due 10/01/15[2]	1,000,000	1,077,480
		28,075,861
Georgia—1.63%
De Kalb County Water & Sewer Revenue Refunding Series B
5.250%, due 10/01/24	2,000,000	2,356,500
Municipal Electric Authority of Georgia Project One Subseries D
5.750%, due 01/01/19	1,750,000	2,065,770
Private Colleges & Universities Authority of Georgia Emory University Series A
5.000%, due 09/01/16	1,500,000	1,687,665
		6,109,935
Idaho—0.07%
Idaho Housing & Finance Association Single-Family Mortgage Series G-2, Class III
5.950%, due 07/01/19[2]	270,000	270,459

Illinois—14.45%
Chicago O’Hare International Airport Revenue Refunding General Senior Lien Series A
5.000%, due 01/01/18[2]	2,000,000	2,262,640
Chicago O’Hare International Airport Revenue Refunding General Third Lien Series B (NATL-RE Insured)
5.250%, due 01/01/18	1,000,000	1,149,150
Chicago O’Hare International Airport Revenue, Series A
5.000%, due 01/01/23[2]	1,150,000	1,251,948
Chicago Refunding
Series A (AGM Insured)
5.000%, due 01/01/17	2,500,000	2,600,475
Series B (AGM Insured)
5.000%, due 01/01/26	3,500,000	3,508,645
Cook County Forest Preservation District (AMBAC Insured)
5.000%, due 11/15/19	5,180,000	5,996,472
Illinois Development Finance Authority Revenue School District Program School District No. U-46 (AGM Insured)
5.150%, due 01/01/19	2,000,000	2,280,300
Illinois Finance Authority Revenue Advocate Health Care Network
5.000%, due 06/01/27	3,000,000	3,219,480
Illinois Finance Authority Revenue University of Chicago Series A
5.000%, due 10/01/29	2,440,000	2,645,424
Illinois Health Facilities Authority Revenue Evangelical Hospital Series A (Escrowed to Maturity)
6.750%, due 04/15/17	545,000	608,318

PACE Select Advisors Trust

PACE Municipal Fixed Income Investments

Schedule of investments – October 31, 2013 (unaudited)

	Face amount ($)	Value ($)
Municipal bonds and notes—(continued)
Illinois—(concluded)
Illinois Municipal Electric Agency Power Supply Refunding Series C (NATL-RE-FGIC Insured)
5.000%, due 02/01/16	1,200,000	1,312,260
Illinois Toll Highway Authority Toll Highway Revenue Refunding Senior Series A-1
5.000%, due 01/01/25	1,250,000	1,360,362
Railsplitter Tobacco Settlement Authority
5.500%, due 06/01/23	6,115,000	6,724,115
6.000%, due 06/01/28	2,500,000	2,680,500
Regional Transportation Authority Series A (AGM Insured)
5.750%, due 06/01/18	3,000,000	3,522,600
Springfield Electric Revenue Senior Lien Electric
5.000%, due 03/01/16	2,000,000	2,155,100
State of Illinois
Series A
5.000%, due 04/01/22	2,500,000	2,687,775
5.500%, due 07/01/26	3,740,000	3,989,570
University of Illinois, (Auxiliary Facilities System), Series A
5.000%, due 04/01/27	4,000,000	4,342,240
		54,297,374
Indiana—2.67%
Indiana State Finance Authority Environmental Facilities Revenue Refunding Industrial Power & Light Co. Series C
4.900%, due 01/01/16	3,500,000	3,757,355
Indiana University Revenues Student Fees Series S
5.000%, due 08/01/19	1,185,000	1,374,458
Indianapolis Local Public Improvement Bond Bank Airport Authority Series F (AMBAC Insured)
5.000%, due 01/01/22[2]	2,450,000	2,645,093
Indianapolis Thermal Energy System Refunding (AGM Insured)
5.000%, due 10/01/16	2,000,000	2,231,980
		10,008,886
Kentucky—0.62%
Pikeville Hospital Revenue Refunding & Improvement (Pikeville Medical Center)
6.000%, due 03/01/22	2,055,000	2,337,460

Louisiana—1.90%
Louisiana Public Facilities Authority Revenue Hurricane Recovery Project (AMBAC Insured)
5.000%, due 06/01/15	2,880,000	3,046,090
Tobacco Settlement Funding Corp., (Asset-Backed Refunding Bonds), Series A
5.000%, due 05/15/27	4,000,000	4,107,440
		7,153,530
Massachusetts—5.17%
Massachusetts Bay Transportation Authority Massachusetts Sales Tax Revenue Series B
5.250%, due 07/01/21	1,000,000	1,218,050
Massachusetts Educational Financing Authority, (AMT), Series K
5.000%, due 07/01/22[2]	2,500,000	2,700,500

PACE Select Advisors Trust

PACE Municipal Fixed Income Investments

Schedule of investments – October 31, 2013 (unaudited)

	Face amount ($)	Value ($)
Municipal bonds and notes—(continued)
Massachusetts—(concluded)
Massachusetts Health & Educational Facilities Authority Revenue Massachusetts Institute of Technology Series M
5.250%, due 07/01/29	1,000,000	1,219,120
Massachusetts Health & Educational Facilities Authority Revenue Partners Healthcare Systems Series G-5
5.000%, due 07/01/19	1,000,000	1,124,630
Massachusetts State College Building Authority Revenue Refunding Series B
5.000%, due 05/01/29	2,500,000	2,733,275
Massachusetts State Development Finance Agency Solid Waste Disposal Revenue Waste Management Income Project
5.450%, due 06/01/14[2]	1,000,000	1,027,240
Massachusetts State School Building Authority Dedicated Sales Tax Revenue Series B
5.000%, due 08/15/28	3,000,000	3,354,630
Massachusetts State Series B
5.000%, due 08/01/22	5,000,000	6,038,650
		19,416,095
Michigan—3.08%
Detroit Sewer Disposal Revenue Refunding Senior Lien Series C-1
6.500%, due 07/01/24	2,250,000	2,284,268
Detroit Sewer Disposal Revenue Senior Lien Series A (AGM Insured)
5.250%, due 07/01/19	2,500,000	2,524,325
Michigan State Finance Authority Revenue Refunding (Unemployment Obligation Assessment), Series B
5.000%, due 07/01/21	4,000,000	4,524,000
Wayne County Airport Authority Revenue Refunding Detroit Metropolitan Airport
Series A
5.000%, due 12/01/16[2]	1,500,000	1,654,875
Series D
5.000%, due 12/01/17	510,000	576,774
		11,564,242
Missouri—3.41%
City of Kansas City, Missouri Airport Revenue Series A
5.000%, due 09/01/23[2]	5,000,000	5,483,350
Missouri State Health & Educational Facilities Authority Health Facilities Revenue St. Lukes Health Systems
5.000%, due 11/15/16	2,000,000	2,245,260
5.000%, due 11/15/17	2,500,000	2,865,225
Missouri State Highways & Transit Commission State Road Revenue Second Lien
5.000%, due 05/01/16	2,000,000	2,226,520
		12,820,355
Nebraska—1.21%
City of Lincoln, Nebraska Electric System Revenue
5.000%, due 09/01/22	3,790,000	4,541,064

PACE Select Advisors Trust

PACE Municipal Fixed Income Investments

Schedule of investments – October 31, 2013 (unaudited)

	Face amount ($)	Value ($)
Municipal bonds and notes—(continued)
Nebraska—(concluded)
Nevada—1.26%
Las Vegas Valley Water District Refunding & Improvement, Series A
5.000%, due 02/01/17	1,500,000	1,696,545
Las Vegas Valley Water District, Series B
5.000%, due 06/01/25	2,700,000	3,046,734
		4,743,279
New Jersey—1.66%
New Jersey Economic Development Authority Water Facilities Revenue Refunding American Water Co. Series C
5.100%, due 06/01/23[2]	1,000,000	1,101,620
New Jersey State Higher Education Assistance Authority Revenue, Series 1A
5.000%, due 12/01/18[2]	1,000,000	1,123,180
New Jersey Transportation Trust Fund Authority Transportation System Series B (AGC-ICC/FGIC Insured)
5.500%, due 12/15/20	1,500,000	1,802,580
Rutgers State University Revenue, Series J
5.000%, due 05/01/19	1,860,000	2,193,926
		6,221,306
New York—8.16%
Metropolitan Transportation Authority New York Dedicated Tax Fund Subseries B-1
5.000%, due 11/15/29	2,500,000	2,737,475
Metropolitan Transportation Authority Revenue Transportation
Series D
5.000%, due 11/15/23	1,400,000	1,550,052
Series G
5.000%, due 11/15/18	2,500,000	2,921,000
New York City Health & Hospital Corp. Revenue Health System Series A
5.000%, due 02/15/22	3,500,000	3,934,630
New York City Municipal Water Finance Authority Water & Sewer Systems Revenue (Second General Resolution), Series HH
5.000%, due 06/15/29	2,500,000	2,720,975
New York City
Series B
5.000%, due 08/01/17	1,750,000	2,018,643
Subseries E-2
0.070%, due 08/01/20[3]	1,000,000	1,000,000
New York City Transitional Finance Authority Future Tax Secured Revenue,
Series A-1
5.000%, due 11/15/18	3,000,000	3,554,640
Series B
5.000%, due 02/01/23	2,500,000	2,902,950
Subseries I
5.000%, due 05/01/23	2,435,000	2,917,422
New York State Dorm Authority State Personal Income Tax Revenue General Purpose Series C
5.000%, due 03/15/25	2,320,000	2,622,783

PACE Select Advisors Trust

PACE Municipal Fixed Income Investments

Schedule of investments – October 31, 2013 (unaudited)

	Face amount ($)	Value ($)
Municipal bonds and notes—(continued)
New York—(concluded)
New York State Thruway Authority General Revenue—Series I,
5.000%, due 01/01/20	1,500,000	1,758,855
		30,639,425
North Carolina—1.51%
North Carolina Capital Improvement Obligations Series C
5.000%, due 05/01/30	1,000,000	1,084,470
University of North Carolina Chapel Hill Revenue, Series A
5.000%, due 12/01/27	2,160,000	2,454,127
Wake County Industrial Facilities & Pollution Control Financing Authority Series E
0.159%, due 10/01/22[3]	2,375,000	2,137,500
		5,676,097
Ohio—1.50%
American Municipal Power, Inc.
5.250%, due 02/15/25	2,000,000	2,185,960
Kent State University Revenue General Receipts Series B (Assured Guaranty Insured)
5.000%, due 05/01/21	3,000,000	3,445,050
		5,631,010
Pennsylvania—3.86%
Allegheny County Port Authority Special Revenue Refunding Transportation
5.000%, due 03/01/25	1,000,000	1,092,430
Geisinger Authority Health System (Geisinger Health System), Series C
0.050%, due 06/01/41[3]	300,000	300,000
Pennsylvania Economic Development Financing Authority Unemployment Compensation Revenue,
Series A
5.000%, due 07/01/18	3,400,000	4,023,764
Series B
5.000%, due 01/01/22	1,750,000	1,979,477
Pennsylvania Intergovernmental Cooperative Authority Special Tax Revenue Refunding Philadelphia Funding Program
5.000%, due 06/15/17	2,000,000	2,291,740
Pennsylvania State Higher Educational Facilities Authority Revenue University of Pennsylvania Series A
5.000%, due 09/01/17	1,150,000	1,333,218
Philadelphia School District Refunding Series E
5.000%, due 09/01/18	1,000,000	1,136,200
University of Pittsburgh of the Commonwealth System of Higher Education Capital Project Series B
5.500%, due 09/15/21	2,000,000	2,357,620
		14,514,449
Puerto Rico—1.66%
Puerto Rico Commonwealth Highway & Transportation Authority Transportation Revenue (AGM Insured)
5.500%, due 07/01/25	2,000,000	1,844,140

PACE Select Advisors Trust

PACE Municipal Fixed Income Investments

Schedule of investments – October 31, 2013 (unaudited)

	Face amount ($)	Value ($)
Municipal bonds and notes—(continued)
Puerto Rico—(concluded)
Puerto Rico Electric Power Authority Power Revenue,
Series DDD
5.000%, due 07/01/20	1,000,000	806,900
Series TT
5.000%, due 07/01/17	3,000,000	2,666,070
5.000%, due 07/01/25	1,250,000	930,037
		6,247,147
Rhode Island—1.12%
Rhode Island Health & Educational Building Corp. Higher Educational Facilities Revenue (Brown University)
5.000%, due 09/01/22	3,500,000	4,212,075

South Carolina—1.36%
Columbia Waterworks & Sewer Systems Refunding
5.000%, due 02/01/28	2,500,000	2,779,825
Richland County School District No. 002 Series A (SCSDE Insured)
5.000%, due 02/01/21	2,000,000	2,320,840
		5,100,665
Tennessee—1.56%
Metropolitan Government of Nashville & Davidson County, Series D
5.000%, due 07/01/23	5,000,000	5,851,800

Texas—5.78%
City of Brownsville, Texas Utilities System Revenue Series A
5.000%, due 09/01/28	2,225,000	2,402,421
Cypress-Fairbanks Independent School District (PSF-GTD)
5.000%, due 02/15/25	2,500,000	2,944,250
EL Paso County Hospital District
5.000%, due 08/15/29	2,000,000	2,140,480
Harris County Hospital District Revenue Refunding Senior Lien Series A (NATL-RE Insured)
5.000%, due 02/15/18	1,675,000	1,851,260
Harris County Metropolitan Transportation Authority Sales & Use Tax Revenue Series A
5.000%, due 11/01/29	2,000,000	2,172,860
Houston Utility System Revenue First Lien Series D
5.000%, due 11/15/29	2,000,000	2,202,720
Lower Colorado River Authority Refunding LCRA Transmission Services (BHAC Insured)
5.000%, due 05/15/20	1,765,000	2,015,206
North Texas Health Facilities Development Corp. Hospital Revenue United Regional Health Care Systems (AGM Insured)
5.000%, due 09/01/21	1,450,000	1,601,076
5.000%, due 09/01/22	1,400,000	1,538,572
San Antonio Electric & Gas Refunding Series A
5.000%, due 02/01/17	1,295,000	1,477,116
University of Texas University Revenues Refunding Financing System Series D Unrefunded Balance
5.000%, due 08/15/17	195,000	222,066

PACE Select Advisors Trust

PACE Municipal Fixed Income Investments

Schedule of investments – October 31, 2013 (unaudited)

	Face amount ($)	Value ($)
Municipal bonds and notes—(concluded)
Texas—(concluded)
West Travis County Public Utility Agency Revenue
5.500%, due 08/15/24	1,000,000	1,141,060
		21,709,087
Utah—0.49%
Intermountain Power Agency Power Supply Revenue Refunding, Subseries A
5.000%, due 07/01/17	1,500,000	1,722,225
Utah State Housing Finance Agency Single-Family Mortgage Series G-3, Class III
5.700%, due 07/01/15[2]	130,000	130,402
		1,852,627
Washington—6.02%
Energy Northwest Electric Revenue Columbia Station Series A
5.000%, due 07/01/23	2,500,000	2,736,675
Energy Northwest Electric Revenue Refunding (Columbia Generating), Series A
5.000%, due 07/01/19	2,500,000	2,973,700
Energy Northwest Electric Revenue Refunding Columbia Station Series A
5.000%, due 07/01/21	2,000,000	2,211,000
Port of Seattle Refunding
5.500%, due 12/01/22[2]	500,000	592,550
Port of Seattle Revenue Refunding Intermediate Lien Series C
5.000%, due 02/01/16[2]	1,000,000	1,096,970
Seattle Municipal Lighting & Power Revenue Refunding & Improvement Series A
5.000%, due 02/01/22	2,500,000	2,923,975
Washington Health Care Facilities Authority Overlake Hospital Medical Center Series A (Assured Guaranty Insured)
5.000%, due 07/01/16	1,000,000	1,063,530
Washington State Public Power Supply Systems Nuclear Project No. 1 Revenue Refunding Series B
7.125%, due 07/01/16	3,000,000	3,516,180
Washington State Series A-Various Purpose
5.000%, due 07/01/17	2,130,000	2,460,193
5.000%, due 07/01/20	2,625,000	3,030,851
		22,605,624
Wisconsin—0.80%
Wisconsin Health & Educational Facilities Authority Revenue (Aurora Health Care, Inc.), Series A
5.125%, due 04/15/31	3,000,000	3,007,740
Total municipal bonds and notes (cost—$361,199,074)		370,613,903

Tax-free money market fund—0.09%
State Street Global Advisors Tax Free Money Market Fund (cost—$342,434)	342,434	342,434
Total investments (cost—$361,541,508)—98.75%		370,956,337
Other assets in excess of liabilities—1.25%		4,709,974
Net assets—100.00%		375,666,311

PACE Select Advisors Trust

PACE Municipal Fixed Income Investments

Schedule of investments – October 31, 2013 (unaudited)

For a listing of defined portfolio acronyms that are used throughout the Schedule of investments as well as the tables that follow, please refer to the end of the last Portfolio.

Aggregate cost for federal income tax purposes was substantially the same for book purposes; and net unrealized appreciation consisted of:

Gross unrealized appreciation	$15,220,678
Gross unrealized depreciation	(5,805,849)
Net unrealized appreciation	$9,414,829

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of October 31, 2013 in valuing the Portfolio’s investments:

	Unadjusted quoted prices in active markets for identical investments (Level 1) ($)	Other significant observable inputs (Level 2) ($)	Unobservable inputs (Level 3) ($)	Total ($)
Municipal bonds and notes	—	368,476,403	2,137,500	370,613,903
Tax-free money market fund	—	342,434	—	342,434
Total	—	368,818,837	2,137,500	370,956,337

At October 31, 2013, there were no transfers between Level 1 and Level 2.

The following is a rollforward of the Portfolio’s investment that was fair valued using unobservable inputs (Level 3) for the three months ended October 31, 2013.

Municipal bonds and notes ($)
Beginning balance	2,161,250
Purchases	—
Sales	—
Accrued discounts/(premiums)	4,839
Total realized gain/(loss)	—
Net change in unrealized appreciation/depreciation	(28,589)
Transfers into Level 3	—
Transfers out of Level 3	—
Ending balance	2,137,500

The change in net unrealized appreciation/depreciation relating to the Level 3 investment held at October 31, 2013, was $(28,589).

Portfolio footnotes

1                                         Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security, which represents 0.39% of net assets as of October 31, 2013, is considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

2                                         Security subject to Alternative Minimum Tax.

3                                         Variable or floating rate security. The interest rate shown is the current rate as of October 31, 2013 and changes periodically.

For more information regarding the Portfolio’s other significant accounting policies, please refer to the Portfolio’s annual report to shareholders dated July 31, 2013.

PACE Select Advisors Trust

PACE International Fixed Income Investments

Schedule of investments – October 31, 2013 (unaudited)

	Face amount ($)		Value($)
Long-term global debt securities—95.51%
Australia—3.22%
Australia & New Zealand Banking Group Ltd.
4.875%, due 01/12/21[1]	USD	2,350,000	2,601,875
5.100%, due 01/13/20[1]	USD	1,100,000	1,243,968
Commonwealth Bank of Australia
3.000%, due 05/03/22[2]	EUR	2,900,000	4,227,539
National Australia Bank Ltd.
3.000%, due 01/20/23	USD	4,350,000	4,122,782
Westpac Banking Corp.
3.625%, due 02/28/23[2,3]	USD	1,750,000	1,797,583
4.875%, due 11/19/19	USD	1,650,000	1,864,328
5.000%, due 10/21/19[2]	GBP	1,150,000	2,082,810
			17,940,885
Belgium—1.95%
Anheuser-Busch InBev SA
6.500%, due 06/23/17[2]	GBP	2,100,000	3,928,110
Belgium Government Bond
4.250%, due 09/28/22[2]	EUR	4,400,000	6,937,898
			10,866,008
Brazil—1.55%
Banco do Brasil SA
3.875%, due 10/10/22	USD	1,000,000	905,000
Brazil Notas do Tesouro Nacional Serie F
10.000%, due 01/01/23	BRL	19,050,000	7,731,504
			8,636,504
British Virgin Islands—1.04%
CNOOC Finance 2011 Ltd.
4.250%, due 01/26/21[1]	USD	3,100,000	3,193,434
Sinopec Group Overseas Development 2012 Ltd.
3.900%, due 05/17/22[2]	USD	2,650,000	2,625,673
			5,819,107
Canada—2.29%
Canadian Government Bond
5.750%, due 06/01/33	CAD	3,760,000	5,128,840
Cards II Trust
3.333%, due 05/15/16	CAD	2,300,000	2,287,779
Precision Drilling Corp.
6.625%, due 11/15/20	USD	704,000	749,760
Rogers Communications, Inc.
4.000%, due 06/06/22	CAD	1,300,000	1,256,960
Royal Bank of Canada
2.200%, due 07/27/18	USD	1,850,000	1,870,688

PACE Select Advisors Trust

PACE International Fixed Income Investments

Schedule of investments – October 31, 2013 (unaudited)

	Face amount ($)		Value($)
Long-term global debt securities—(continued)
Canada—(concluded)
Toronto-Dominion Bank
1.400%, due 04/30/18	USD	1,500,000	1,472,250
			12,766,277
Chile—0.28%
Banco Santander Chile
3.875%, due 09/20/22[1]	USD	1,650,000	1,579,875

Denmark—0.88%
Denmark Government Bond
1.500%, due 11/15/23	DKK	27,700,000	4,914,270

Dominican Republic—0.23%
Dominican Republic International Bond
5.875%, due 04/18/24[1]	USD	1,300,000	1,274,000

Finland—0.54%
Finland Government Bond
3.500%, due 04/15/21[1,2]	EUR	1,950,000	3,015,629

France—3.58%
BNP Paribas Home Loan Covered Bonds SA
2.200%, due 11/02/15[1]	USD	3,900,000	4,006,860
BNP Paribas SA
2.375%, due 09/14/17	USD	2,550,000	2,607,174
BPCE SA
4.625%, due 07/30/15[3,4]	EUR	1,100,000	1,505,774
Caisse d’Amortissement de la Dette Sociale
3.625%, due 04/25/15	EUR	2,375,000	3,380,360
GDF Suez
2.750%, due 10/18/17	EUR	1,800,000	2,602,585
Picard Groupe SA
4.477%, due 08/01/19[1,3]	EUR	200,000	276,302
Republic of France
4.000%, due 04/25/55	EUR	450,000	694,706
Societe Generale SA
2.750%, due 10/12/17	USD	2,800,000	2,897,440
5.200%, due 04/15/21[2]	USD	800,000	881,680
Tereos Europe SA
6.375%, due 04/15/14[2]	EUR	800,000	1,108,032
			19,960,913
Germany—0.93%
Deutsche Bank AG
0.985%, due 03/09/17[3]	EUR	2,250,000	2,990,171
Trionista Holdco GmbH
5.000%, due 04/30/20[2]	EUR	800,000	1,099,777

PACE Select Advisors Trust

PACE International Fixed Income Investments

Schedule of investments – October 31, 2013 (unaudited)

	Face amount ($)		Value($)
Long-term global debt securities—(continued)
Germany—(concluded)
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH
7.500%, due 03/15/19[2]	EUR	750,000	1,104,869
			5,194,817
Indonesia—0.59%
Indonesia Government International Bond
3.375%, due 04/15/23[1]	USD	1,400,000	1,260,000
Pertamina Persero PT
6.000%, due 05/03/42[2]	USD	1,000,000	885,000
Perusahaan Listrik Negara PT
5.500%, due 11/22/21[2]	USD	1,150,000	1,155,750
			3,300,750
Ireland—0.78%
Ardagh Packaging Finance PLC/Ardagh MP Holdings USA, Inc.
7.375%, due 10/15/17[2]	EUR	750,000	1,092,139
Rosneft Oil Co. via Rosneft International Finance Ltd.
3.149%, due 03/06/17[1]	USD	400,000	404,400
Smurfit Kappa Acquisitions
4.875%, due 09/15/18[1]	USD	870,000	891,750
Willow No.2 Ireland PLC for Zurich Insurance Co. Ltd.
3.375%, due 06/27/22[2]	EUR	1,350,000	1,942,023
			4,330,312
Italy—6.10%
Buoni Poliennali Del Tesoro
4.500%, due 02/01/20[2]	EUR	7,200,000	10,444,459
4.750%, due 09/01/21	EUR	9,050,000	13,252,333
Italy Buoni Poliennali Del Tesoro
4.750%, due 09/15/16	EUR	7,050,000	10,309,187
			34,005,979
Japan—9.37%
Bank of Tokyo-Mitsubishi UFJ Ltd.
3.850%, due 01/22/15[1]	USD	1,900,000	1,968,134
Development Bank of Japan
2.300%, due 03/19/26	JPY	500,000,000	6,028,165
Government of Japan
2.000%, due 03/20/16	JPY	988,000,000	10,496,432
2.200%, due 09/20/26	JPY	1,016,100,000	12,055,764
2.300%, due 06/20/35	JPY	1,177,000,000	13,631,714
2.300%, due 12/20/36	JPY	480,000,000	5,570,929

PACE Select Advisors Trust

PACE International Fixed Income Investments

Schedule of investments – October 31, 2013 (unaudited)

	Face amount ($)		Value($)
Long-term global debt securities—(continued)
Japan—(concluded)
Sumitomo Mitsui Banking Corp.
3.200%, due 07/18/22	USD	2,600,000	2,518,386
			52,269,524
Liberia—0.06%
Royal Caribbean Cruises Ltd.
5.250%, due 11/15/22	USD	350,000	350,000

Luxembourg—0.87%
HeidelbergCement Finance Luxembourg SA
7.500%, due 04/03/20	EUR	700,000	1,157,712
Prologis International Funding SA
5.875%, due 10/23/14[5]	EUR	450,000	638,488
Schlumberger Investment SA
1.950%, due 09/14/16[1]	USD	1,950,000	2,001,716
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc.
8.750%, due 02/01/19[1,6]	USD	1,050,000	1,047,375
			4,845,291
Malaysia—1.97%
Malaysia Government Bond,
Series 0111
4.160%, due 07/15/21	MYR	9,950,000	3,267,477
Series 0112
3.418%, due 08/15/22	MYR	17,150,000	5,343,835
Series 0902
4.378%, due 11/29/19	MYR	2,500,000	828,144
Petronas Capital Ltd.
5.250%, due 08/12/19[2]	USD	1,400,000	1,560,776
			11,000,232
Mexico—4.09%
Mexican Bonos
6.500%, due 06/10/21	MXN	48,430,000	3,904,797
6.500%, due 06/09/22	MXN	157,500,000	12,541,611
8.500%, due 12/13/18	MXN	52,800,000	4,662,419
8.500%, due 05/31/29	MXN	19,200,000	1,712,039
			22,820,866
Netherlands—5.94%
ABN AMRO Bank N.V.
4.250%, due 02/02/17[2]	USD	4,000,000	4,304,760
6.375%, due 04/27/21[2]	EUR	1,100,000	1,713,851
Bank Nederlandse Gemeenten
2.250%, due 08/24/16[2]	EUR	1,400,000	1,988,151
2.250%, due 01/12/17[2]	EUR	1,350,000	1,924,184
Deutsche Telekom International Finance BV
2.250%, due 03/06/17[1]	USD	2,650,000	2,709,108
Heineken N.V.
2.125%, due 08/04/20[2]	EUR	800,000	1,088,546

PACE Select Advisors Trust

PACE International Fixed Income Investments

Schedule of investments – October 31, 2013 (unaudited)

	Face amount ($)		Value($)
Long-term global debt securities—(continued)
Netherlands—(concluded)
ING Bank N.V.
3.750%, due 03/07/17[1]	USD	3,150,000	3,331,377
6.125%, due 05/29/23[3]	EUR	1,450,000	2,203,859
Linde Finance BV
3.125%, due 12/12/18	EUR	1,050,000	1,550,440
Lukoil International Finance BV
6.125%, due 11/09/20[2]	USD	2,550,000	2,798,625
Netherlands Government Bond
4.000%, due 01/15/37[2]	EUR	1,900,000	3,139,534
Rabobank
3.875%, due 02/08/22	USD	3,700,000	3,765,797
4.125%, due 09/14/22[2]	EUR	1,100,000	1,574,204
UPC Holding BV
6.750%, due 03/15/23[1]	EUR	750,000	1,041,733
			33,134,169
New Zealand—2.67%
New Zealand Government Bond
3.000%, due 04/15/20	NZD	8,900,000	6,815,555
3.009%, due 09/20/30	NZD	1,900,000	1,605,135
5.500%, due 04/15/23	NZD	7,350,000	6,502,936
			14,923,626
Norway—5.02%
DnB Bank ASA
4.375%, due 02/24/21[2]	EUR	1,750,000	2,723,560
Norway Government Bond
2.000%, due 05/24/23	NOK	86,500,000	13,548,114
3.750%, due 05/25/21	NOK	64,850,000	11,736,738
			28,008,412
Poland—0.13%
Poland Government Bond, Series 1019
5.500%, due 10/25/19	PLN	2,025,000	719,723

Russia—0.71%
Russian Foreign Bond
4.500%, due 04/04/22[2]	USD	3,800,000	3,947,250

Singapore—1.11%
DBS Bank Ltd.
5.000%, due 11/15/19[1,3]	USD	2,400,000	2,475,144
Oversea-Chinese Banking Corp., Ltd.
4.250%, due 11/18/19[3]	USD	2,300,000	2,354,970

PACE Select Advisors Trust

PACE International Fixed Income Investments

Schedule of investments – October 31, 2013 (unaudited)

	Face amount ($)		Value($)
Long-term global debt securities—(continued)
Singapore—(concluded)
United Overseas Bank Ltd.
5.375%, due 09/03/19[1,3]	USD	1,300,000	1,336,244
			6,166,358
Slovenia—0.14%
Slovenia Government International Bond
5.850%, due 05/10/23[1]	USD	800,000	772,821

South Korea—1.50%
Korea Treasury Bond
5.750%, due 09/10/18	KRW	7,924,710,000	8,345,827

Spain—2.60%
Spain Government Bond
4.250%, due 10/31/16	EUR	3,200,000	4,625,037
5.850%, due 01/31/22	EUR	6,350,000	9,880,909
			14,505,946
Sweden—8.56%
Government of Sweden
3.500%, due 06/01/22	SEK	173,725,000	29,654,092
4.250%, due 03/12/19	SEK	14,830,000	2,586,076
Nordea Bank AB
3.125%, due 03/20/17[1]	USD	2,500,000	2,629,000
Nordea Hypotek AB
3.500%, due 01/18/17	EUR	2,100,000	3,105,904
Swedbank AB
2.125%, due 09/29/17[1]	USD	2,700,000	2,731,768
3.375%, due 02/09/17	EUR	750,000	1,089,390
Swedbank Hypotek AB
1.125%, due 05/07/20	EUR	1,300,000	1,726,419
Vattenfall AB
6.250%, due 03/17/21[2]	EUR	2,450,000	4,247,111
			47,769,760
Switzerland—0.42%
Credit Suisse AG
1.625%, due 03/06/15[2]	USD	2,300,000	2,333,580

United Kingdom—12.78%
Abbey National Treasury Services PLC
3.625%, due 10/14/16	EUR	2,000,000	2,943,725
5.750%, due 03/02/26[2]	GBP	1,500,000	2,927,583
Anglian Water Services Finance PLC
6.250%, due 06/27/16	EUR	900,000	1,393,540
Arkle Master Issuer PLC
4.681%, due 02/17/17[2]	GBP	700,000	1,226,927
Barclays Bank PLC
2.250%, due 05/10/17[2]	USD	1,500,000	1,556,550
4.500%, due 03/04/19[3]	EUR	950,000	1,302,760

PACE Select Advisors Trust

PACE International Fixed Income Investments

Schedule of investments – October 31, 2013 (unaudited)

	Face amount ($)		Value($)
Long-term global debt securities—(continued)
United Kingdom—(concluded)
5.125%, due 01/08/20	USD	1,250,000	1,408,169
5.140%, due 10/14/20	USD	1,100,000	1,173,728
BAT International Finance PLC
3.250%, due 06/07/22[1]	USD	1,350,000	1,330,711
Coventry Building Society
2.250%, due 12/04/17[2]	EUR	2,100,000	2,906,277
HSBC Holdings PLC
4.000%, due 03/30/22	USD	2,000,000	2,070,242
6.250%, due 03/19/18	EUR	2,100,000	3,347,908
Lloyds TSB Bank PLC
4.875%, due 03/30/27[2]	GBP	500,000	900,479
5.125%, due 03/07/25	GBP	650,000	1,203,762
6.500%, due 03/24/20[2]	EUR	1,400,000	2,221,383
Nationwide Building Society
4.375%, due 02/28/22	EUR	3,750,000	6,080,157
Phones4u Finance PLC
9.500%, due 04/01/18[2]	GBP	850,000	1,443,027
Rio Tinto Finance USA PLC
2.000%, due 03/22/17	USD	1,550,000	1,565,663
Royal Bank of Scotland Group PLC
2.550%, due 09/18/15	USD	1,800,000	1,843,524
Royal Bank of Scotland PLC
4.875%, due 08/25/14[1]	USD	3,000,000	3,095,757
Silverstone Master Issuer PLC
5.063%, due 10/21/16[2]	GBP	1,300,000	2,295,769
United Kingdom Gilt Inflation Linked
0.750%, due 03/22/34[2]	GBP	2,712,432	5,033,661
1.875%, due 11/22/22[2]	GBP	9,774,363	19,334,173
United Kingdom Treasury Bonds
4.250%, due 12/07/55[2]	GBP	1,420,000	2,683,696
			71,289,171
United States—13.22%
ABB Treasury Center USA, Inc.
2.500%, due 06/15/16[1]	USD	2,350,000	2,436,466
AES Corp.
8.000%, due 06/01/20	USD	750,000	875,625
American Express Credit Corp.
2.375%, due 03/24/17	USD	2,600,000	2,700,095
American International Group, Inc.
4.875%, due 06/01/22	USD	1,150,000	1,258,776
Ball Corp.
6.750%, due 09/15/20	USD	1,050,000	1,141,875
Bank of America Corp.
2.000%, due 01/11/18	USD	3,850,000	3,839,058
BMW US Capital LLC
5.000%, due 05/28/15	EUR	600,000	869,504
CCO Holdings LLC/CCO Holdings Capital Corp.
6.625%, due 01/31/22	USD	950,000	983,250

PACE Select Advisors Trust

PACE International Fixed Income Investments

Schedule of investments – October 31, 2013 (unaudited)

	Face amount ($)		Value($)
Long-term global debt securities—(continued)
United States—(continued)
CenturyLink, Inc.
5.800%, due 03/15/22	USD	1,000,000	990,000
Chrysler Group LLC/CG Co-Issuer, Inc.
8.000%, due 06/15/19	USD	950,000	1,052,125
Citigroup, Inc.
4.500%, due 01/14/22	USD	2,850,000	3,042,261
6.125%, due 05/15/18	USD	700,000	815,126
Commercial Mortgage Pass-Through Certificates, Series 2012-9W57, Class A
2.365%, due 02/10/29[1]	USD	200,000	205,325
Constellation Brands, Inc.
7.250%, due 05/15/17	USD	450,000	523,688
Continental Resources Inc.
5.000%, due 09/15/22	USD	750,000	780,938
Eagle Rock Energy Partners LP/Eagle Rock Energy Finance Corp.
8.375%, due 06/01/19	USD	1,050,000	1,078,875
First Data Corp.
7.375%, due 06/15/19[1]	USD	950,000	1,022,438
Florida Power & Light Co.
2.750%, due 06/01/23	USD	1,150,000	1,108,224
Ford Motor Credit Co. LLC
5.000%, due 05/15/18	USD	1,500,000	1,662,229
Fresenius Medical Care US Finance, Inc.
6.875%, due 07/15/17	USD	1,000,000	1,130,000
General Electric Capital Corp.
6.000%, due 08/07/19	USD	2,250,000	2,662,861
General Electric Capital Corp. MTN
4.375%, due 09/16/20	USD	1,400,000	1,524,615
Hawk Acquisition Sub, Inc.
4.250%, due 10/15/20[1]	USD	1,000,000	967,500
International Lease Finance Corp.
8.875%, due 09/01/17	USD	1,100,000	1,304,875
JBS USA LLC/JBS USA Finance, Inc.
7.250%, due 06/01/21[2]	USD	750,000	765,000
JPMorgan Chase & Co.
4.250%, due 10/15/20	USD	5,100,000	5,439,752
Lamar Media Corp.
5.875%, due 02/01/22	USD	1,000,000	1,032,500
Momentive Performance Materials, Inc.
8.875%, due 10/15/20	USD	600,000	634,500
Morgan Stanley
5.500%, due 07/28/21	USD	2,400,000	2,701,171
New York Life Global Funding
2.450%, due 07/14/16[1]	USD	2,800,000	2,908,584
OBP Depositor LLC Trust, Series 2010-OBP, Class A
4.646%, due 07/15/45[1]	USD	700,000	773,273

PACE Select Advisors Trust

PACE International Fixed Income Investments

Schedule of investments – October 31, 2013 (unaudited)

	Face amount ($)		Value($)
Long-term global debt securities—(concluded)
United States—(concluded)
Philip Morris International, Inc.
1.750%, due 03/19/20	EUR	1,400,000	1,887,733
PNC Funding Corp.
5.125%, due 02/08/20	USD	2,550,000	2,876,635
Reynolds Group Issuer, Inc.
7.875%, due 08/15/19	USD	1,000,000	1,105,000
Roche Holdings, Inc.
6.500%, due 03/04/21[2]	EUR	2,000,000	3,567,850
SESI LLC
7.125%, due 12/15/21	USD	1,000,000	1,106,250
SLM Corp., Series MTN
5.500%, due 01/15/19	USD	1,150,000	1,194,563
SunTrust Banks, Inc.
2.350%, due 11/01/18	USD	1,050,000	1,054,253
The Goldman Sachs Group, Inc.
5.750%, due 01/24/22	USD	2,350,000	2,664,853
UnitedHealth Group, Inc.
2.750%, due 02/15/23	USD	1,500,000	1,408,834
2.875%, due 03/15/22	USD	900,000	867,542
2.875%, due 03/15/23	USD	217,000	205,859
Verizon Communications, Inc.
3.650%, due 09/14/18	USD	1,600,000	1,701,685
Wells Fargo & Co.
2.625%, due 12/15/16	USD	3,050,000	3,195,085
3.500%, due 03/08/22	USD	1,650,000	1,674,649
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.
7.750%, due 08/15/20	USD	900,000	1,014,750
			73,756,050
Uruguay—0.39%
Uruguay Government International Bond
4.500%, due 08/14/24	USD	2,100,000	2,163,000
Total long-term global debt securities (cost—$521,897,992)			532,726,932

US government obligation—1.08%
United States—1.08%
US Treasury Inflation Indexed Bonds (TIPS) (cost—$6,643,295)
0.125%, due 01/15/23	USD	6,180,520	6,040,494

PACE Select Advisors Trust

PACE International Fixed Income Investments

Schedule of investments – October 31, 2013 (unaudited)

	Face amount ($)	Value($)
Repurchase agreement—0.90%
Repurchase agreement dated 10/31/13 with State Street Bank and Trust Co., 0.001% due 11/01/13, collateralized by $2,941,981 Federal Home Loan Mortgage Corp. obligations, 2.060% due 10/17/22 and $2,343,883 Federal National Mortgage Association obligations, 2.170% due 10/17/22; (value—$5,134,726); proceeds: $5,034,000 (cost—$5,034,000)	5,034,000	5,034,000

	Number of shares
Investment of cash collateral from securities loaned—0.20%
Money market fund—0.20%
UBS Private Money Market Fund LLC[7] (cost—$1,083,158)	1,083,158	1,083,158
Total investments (cost—$534,658,445)[8]—97.69%		544,884,584
Other assets in excess of liabilities—2.31%		12,875,056
Net assets—100.00%		557,759,640

For a listing of defined portfolio acronyms, counterparty acronyms and currency abbreviations that are used throughout the Schedule of investments as well as the tables that follow, please refer to the end of the last Portfolio.

Aggregate cost for federal income tax purposes was substantially the same for book purposes; and net unrealized appreciation consisted of:

Gross unrealized appreciation	$23,293,986
Gross unrealized depreciation	(13,067,847)
Net unrealized appreciation	$10,226,139

PACE Select Advisors Trust

PACE International Fixed Income Investments

Schedule of investments – October 31, 2013 (unaudited)

Futures contracts

						Unrealized
Number of			Expiration		Current	appreciation
contracts	Currency		date	Cost($)	value($)	(depreciation)($)
Interest rate futures buy contracts:
52	AUD	Australian Bond 10 Year Futures	December 2013	5,672,409	5,738,144	65,735
212	CAD	Canada Government Bond 10 Year Futures	December 2013	25,865,151	26,702,018	836,867
96	EUR	German Euro BOBL Futures	December 2013	16,050,355	16,351,838	301,483
97	EUR	German Euro Buxl 30 Year Futures	December 2013	16,254,470	16,626,349	371,879
545	EUR	German Euro Schatz Futures	December 2013	81,632,647	81,887,257	254,610
41	JPY	Japan Government Bond 10 Year Futures	December 2013	59,752,943	60,624,497	871,554
				205,227,975	207,930,103	2,702,128

				Proceeds ($)
Interest rate futures sell contracts:
34	EUR	German Euro Bund Futures	December 2013	6,376,459	6,563,662	(187,203)
69	GBP	United Kingdom Long Gilt Bond Futures	December 2013	12,042,134	12,333,781	(291,647)
US Treasury futures sell contracts:
12	USD	US Long Bond Futures	December 2013	1,581,164	1,617,750	(36,586)
29	USD	US Treasury Note 2 Year Futures	December 2013	6,371,929	6,392,234	(20,305)
360	USD	US Treasury Note 5 Year Futures	December 2013	43,120,336	43,807,500	(687,164)
988	USD	US Treasury Note 10 Year Futures	December 2013	123,227,331	125,831,063	(2,603,732)
				192,719,353	196,545,990	(3,826,637)
						(1,124,509)

PACE Select Advisors Trust

PACE International Fixed Income Investments

Schedule of investments – October 31, 2013 (unaudited)

Forward foreign currency contracts

Counterparty	Contracts to deliver		In exchange for		Maturity date	Unrealized appreciation (depreciation)($)

CSI	EUR	2,185,361	CAD	3,061,909	12/11/13	(33,663)
CSI	EUR	891,732	CZK	22,900,000	01/16/14	(5,231)
CSI	EUR	1,344,655	PLN	5,716,190	01/16/14	21,672
CSI	GBP	2,482,141	CHF	3,634,872	12/11/13	28,487
DB	DKK	14,306,570	USD	2,609,188	12/11/13	4,016
DB	EUR	387,563	USD	523,381	12/11/13	(2,870)
DB	EUR	1,622,471	USD	2,240,027	12/11/13	36,962
DB	JPY	581,952,281	AUD	6,432,829	12/11/13	145,732
DB	JPY	200,722,499	USD	2,064,770	12/11/13	23,043
DB	KRW	3,650,000,000	USD	3,377,753	01/16/14	(45,924)
DB	MXN	111,052,844	USD	8,411,374	01/16/14	(52,060)
DB	NOK	51,628,027	USD	8,603,739	12/11/13	(57,022)
DB	PHP	30,000,000	USD	694,686	01/16/14	(244)
DB	RUB	133,010,000	USD	4,054,565	01/16/14	(39,478)
DB	SEK	192,293,467	USD	30,176,699	12/11/13	528,386
DB	USD	341,234	CAD	355,084	12/11/13	(1,015)
DB	USD	5,058,310	CLP	2,582,520,000	01/16/14	(64,620)
DB	USD	4,410,177	EUR	3,211,633	12/11/13	(49,275)
DB	USD	174,826	JPY	17,200,948	12/11/13	140
DB	USD	5,354,415	MYR	17,170,000	01/16/14	60,095
DB	USD	464,576	PHP	20,000,000	01/16/14	(1,289)
DB	USD	778,062	SGD	976,779	01/16/14	8,315
GSI	CZK	329,100,000	EUR	12,837,917	01/16/14	105,967
GSI	EUR	41,838,808	USD	56,602,458	12/11/13	(208,186)
GSI	GBP	17,696,623	USD	28,660,418	12/11/13	293,539
GSI	NZD	15,204,865	USD	12,461,679	12/11/13	(65,766)
GSI	USD	3,263,788	EUR	2,368,602	12/11/13	(47,592)
GSI	USD	7,929,859	GBP	4,917,500	12/11/13	(47,331)
GSI	USD	279,978	NZD	335,625	12/11/13	(3,453)
GSI	USD	232,288	PHP	10,000,000	01/16/14	(645)
GSI	USD	6,938,032	TWD	203,770,000	01/16/14	9,028
JPMCB	BRL	9,930,000	USD	4,438,586	01/16/14	78,787
JPMCB	CZK	12,800,000	EUR	499,177	01/16/14	3,931
JPMCB	GBP	44,000	USD	71,111	12/11/13	581
JPMCB	GBP	35,000	USD	56,100	12/11/13	(3)
JPMCB	NZD	1,913,260	USD	1,593,766	12/11/13	17,412
JPMCB	PLN	3,940,000	EUR	925,680	01/16/14	(16,501)
JPMCB	RUB	134,490,000	USD	4,094,189	01/16/14	(45,409)
JPMCB	SEK	884,177	USD	136,413	12/11/13	88
JPMCB	USD	12,895,044	EUR	9,445,637	12/11/13	(69,327)
JPMCB	USD	252,498	JPY	24,600,000	12/11/13	(2,269)
JPMCB	USD	2,738,073	MYR	8,850,000	01/16/14	52,749
JPMCB	USD	3,558,547	PEN	10,044,000	01/16/14	35,013
JPMCB	USD	1,209,202	THB	37,923,000	01/16/14	3,734
						598,504

PACE Select Advisors Trust

PACE International Fixed Income Investments

Schedule of investments – October 31, 2013 (unaudited)

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of October 31, 2013 in valuing the Portfolio’s investments:

	Unadjusted quoted prices in active markets for identical investments (Level 1) ($)	Other significant observable inputs (Level 2) ($)	Unobservable inputs (Level 3) ($)	Total ($)

Long-term global debt securities	—	532,726,932	—	532,726,932
US government obligation	—	6,040,494	—	6,040,494
Repurchase agreement	—	5,034,000	—	5,034,000
Investment of cash collateral from securities loaned	—	1,083,158	—	1,083,158
Futures contracts, net	(1,124,509)	—	—	(1,124,509)
Forward foreign currency contracts, net	—	598,504	—	598,504
Total	(1,124,509)	545,483,088	—	544,358,579

At October 31, 2013, there were no transfers between Level 1 and Level 2.

Investments by type of issuer

	Percentage of total investments (%)
	Long-term	Short-term
Government and other public issuers	52.77	—
Repurchase agreement	—	0.92
Banks and other financial institutions	28.50	—
Industrial	17.61	—
Investment of cash collateral from securities loaned	—	0.20
	98.88	1.12

PACE Select Advisors Trust

PACE International Fixed Income Investments

Schedule of investments – October 31, 2013 (unaudited)

Portfolio footnotes

1                                         Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities, which represent 9.78% of net assets as of October 31, 2013, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

2                                         Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. At October 31, 2013, the value of these securities amounted to 22.33% of net assets.

3                                         Variable or floating rate security. The interest rate shown is the current rate as of October 31, 2013 and changes periodically.

4                                         Perpetual bond security. The maturity date reflects the next call date.

5                                         Step bond that converts to the noted fixed rate at a designated future date.

6                                         Security, or portion thereof, was on loan at October 31, 2013.

7                                         The table below details the Portfolio’s transaction activity in an affiliated issuer during the three months ended October 31, 2013. The investment manager earns a management fee from UBS Private Money Market Fund LLC. Please see the Notes to financial statements in the most recent shareholder report for further information.

Net income
		Purchases	Sales		earned from
		during the	during the		affiliate for the
		three months	three months		three months
	Value at	ended	ended	Value at	ended
Security description	07/31/13 ($)	10/31/13 ($)	10/31/13 ($)	10/31/13 ($)	10/31/13 ($)
UBS Private Money Market Fund LLC	1,096,145	2,937,920	2,950,907	1,083,158	36

8                                         Includes $1,058,877 of investments in securities on loan, at value plus accrued interest and dividends, if any. The Portfolio includes cash collateral of $1,083,158.

For more information regarding the Portfolio’s other significant accounting policies, please refer to the Portfolio’s annual report to shareholders dated July 31, 2013.

PACE Select Advisors Trust

PACE High Yield Investments

Schedule of investments – October 31, 2013 (unaudited)

	Face amount[1]($)	Value($)
Corporate bonds—91.37%
Aerospace & defense—1.17%
Alliant Techsystems, Inc.
6.875%, due 09/15/20	1,650,000	1,761,376
BE Aerospace, Inc.
6.875%, due 10/01/20	500,000	551,250
Ducommun, Inc.
9.750%, due 07/15/18	635,000	709,612
TransDigm, Inc.
7.750%, due 12/15/18	1,600,000	1,720,000
		4,742,238
Agriculture—0.32%
Virgolino de Oliveira Finance Ltd.
11.750%, due 02/09/22[2]	1,610,000	1,288,000

Airlines—1.44%
Continental Airlines Pass Through Trust 2003-ERJ1, Series RJ03
7.875%, due 07/02/18	674,167	717,988
Continental Airlines Pass Through Trust 2004-ERJ1, Series RJ04
9.558%, due 09/01/19	619,770	688,335
Continental Airlines Pass Through Trust 2005-ERJ1, Series ERJ1
9.798%, due 04/01/21	1,744,125	1,944,699
Delta Air Lines Pass Through Trust 2010-1, Class B
6.375%, due 01/02/16	1,200,000	1,269,000
United Air Lines Pass Through Trust 2009-2A
9.750%, due 01/15/17	504,039	578,385
US Airways Pass Through Trust 2012-1, Class B
8.000%, due 10/01/19	574,991	629,615
		5,828,022
Auto & truck—2.83%
Chrysler Group LLC/CG Co-Issuer, Inc.
8.000%, due 06/15/19	200,000	221,500
8.250%, due 06/15/21	2,150,000	2,432,187
Ford Holdings, Inc.
9.300%, due 03/01/30	1,145,000	1,584,140
9.375%, due 03/01/20	644,000	829,647
Ford Motor Co.
6.625%, due 10/01/28	1,595,000	1,829,835
8.875%, due 01/15/22	1,000,000	1,269,912
9.215%, due 09/15/21	282,000	370,435
Navistar International Corp.
8.250%, due 11/01/21[3]	2,867,000	2,927,924
		11,465,580
Automotive parts—0.67%
Goodyear Tire & Rubber Co.
6.500%, due 03/01/21[3]	400,000	423,000

PACE Select Advisors Trust

PACE High Yield Investments

Schedule of investments – October 31, 2013 (unaudited)

	Face amount[1]($)		Value($)
Corporate bonds—(continued)
Automotive parts—(concluded)
7.000%, due 05/15/22	1,710,000		1,838,250
8.250%, due 08/15/20[3]	420,000		474,600
			2,735,850
Banking-non-US—7.67%
Banco Continental SAECA
8.875%, due 10/15/17[2]	1,500,000		1,590,000
Banco do Brasil SA
5.875%, due 01/19/23[2,3]	1,900,000		1,881,000
Barclays Bank PLC
10.000%, due 05/21/21[4]	GBP	1,350,000	2,877,085
BBVA International Preferred SAU
5.919%, due 04/18/17[5,6]	1,500,000		1,410,000
Belfius Funding NV
1.213%, due 02/09/17[5]	GBP	2,350,000	3,161,794
Canada Square Operations PLC
7.500%, due 12/31/49[5,6]	GBP	2,355,000	3,738,245
Deutsche Postbank Funding Trust IV
5.983%, due 12/31/49[4,5,6]	EUR	2,150,000	2,909,236
HBOS Capital Funding LP
6.461%, due 11/30/18[5,6]	GBP	2,800,000	4,500,742
HBOS PLC
5.125%, due 10/14/15[5,6]	EUR	1,250,000	1,501,162
National Capital Trust I
5.620%, due 12/31/49[4,5,6]	GBP	1,500,000	2,480,859
Royal Bank of Scotland PLC
9.500%, due 03/16/22[4,5]	2,750,000		3,203,750
UT2 Funding PLC
5.321%, due 06/30/16[7]	EUR	1,400,000	1,858,080
			31,111,953
Banking-US—2.79%
ABN Amro Bank NV
4.310%, due 03/10/16[5,6]	EUR	2,905,000	3,851,572
Dresdner Funding Trust I
8.151%, due 06/30/31[2]	1,600,000		1,620,000
Fifth Third Capital Trust IV
6.500%, due 04/15/37[5]	1,600,000		1,580,000
Mellon Capital III
6.369%, due 09/05/66[5]	GBP	1,850,000	2,957,390
Wachovia Capital Trust III
5.570%, due 03/29/49[5,6]	750,000		701,250

PACE Select Advisors Trust

PACE High Yield Investments

Schedule of investments – October 31, 2013 (unaudited)

	Face amount[1]($)	Value($)
Corporate bonds—(continued)
Banking-US—(concluded)
Wells Fargo & Co., Series K
7.980%, due 03/29/49[5,6]	525,000	591,937
		11,302,149
Beverages—0.06%
Constellation Brands, Inc.
7.250%, due 05/15/17	225,000	261,844

Broadcast—0.76%
Clear Channel Communications, Inc.
5.500%, due 12/15/16	645,000	553,088
6.875%, due 06/15/18	780,000	659,100
Clear Channel Worldwide Holdings, Inc.
7.625%, due 03/15/20	127,000	134,303
7.625%, due 03/15/20	1,631,000	1,741,092
		3,087,583
Building & construction—2.26%
Beazer Homes USA, Inc.
8.125%, due 06/15/16	1,630,000	1,805,225
K. Hovnanian Enterprises, Inc.
6.250%, due 01/15/16	315,000	329,175
7.250%, due 10/15/20[2]	1,240,000	1,320,600
KB Home
7.500%, due 09/15/22[3]	1,485,000	1,555,537
Pulte Group, Inc.
6.375%, due 05/15/33	567,000	515,970
7.875%, due 06/15/32	870,000	887,400
Shea Homes LP/Shea Homes Funding Corp.
8.625%, due 05/15/19	1,045,000	1,157,338
Standard Pacific Corp.
8.375%, due 05/15/18	1,365,000	1,583,400
		9,154,645
Building materials—0.62%
Cemex Espana Luxembourg
9.250%, due 05/12/20[2]	1,200,000	1,308,000
Interface, Inc.
7.625%, due 12/01/18	1,130,000	1,228,875
		2,536,875
Building products—1.06%
Associated Materials LLC
9.125%, due 11/01/17[3]	1,810,000	1,929,912
USG Corp.
6.300%, due 11/15/16	1,235,000	1,321,450
8.375%, due 10/15/18[2]	210,000	228,375

PACE Select Advisors Trust

PACE High Yield Investments

Schedule of investments – October 31, 2013 (unaudited)

	Face amount[1]($)		Value($)
Corporate bonds—(continued)
Building products—(concluded)
9.750%, due 01/15/18[7]	690,000		810,750
			4,290,487
Building products-cement—0.73%
Hanson Ltd.
6.125%, due 08/15/16	600,000		658,500
HeidelbergCement Finance BV
7.500%, due 04/03/20	EUR	395,000	653,280
Texas Industries, Inc.
9.250%, due 08/15/20	1,505,000		1,663,025
			2,974,805
Cable—0.90%
CCO Holdings LLC/CCO Holdings Capital Corp.
5.750%, due 01/15/24	1,250,000		1,184,375
Dish DBS Corp.
5.875%, due 07/15/22	730,000		747,338
6.750%, due 06/01/21	835,000		903,887
7.125%, due 02/01/16	750,000		828,750
			3,664,350
Car rental—1.28%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.
2.764%, due 05/15/14[5]	120,000		120,001
5.500%, due 04/01/23	170,000		166,600
8.250%, due 01/15/19	1,425,000		1,553,250
Hertz Corp.
5.875%, due 10/15/20	450,000		473,625
6.250%, due 10/15/22[3]	1,500,000		1,571,250
6.750%, due 04/15/19	300,000		323,625
7.375%, due 01/15/21	885,000		982,350
			5,190,701
Chemicals—1.20%
Hexion US Finance Corp./Hexion Nova Scotia Finance ULC
8.875%, due 02/01/18	2,780,000		2,863,400
Huntsman International LLC
8.625%, due 03/15/20[3]	1,115,000		1,234,862
Momentive Performance Materials, Inc.
10.000%, due 10/15/20[3]	720,000		756,000
			4,854,262
Coal—0.92%
Alpha Natural Resources, Inc.
6.000%, due 06/01/19[3]	1,190,000		1,023,400
6.250%, due 06/01/21[3]	245,000		207,638
Arch Coal, Inc.
7.000%, due 06/15/19[3]	825,000		639,375
7.250%, due 10/01/20[3]	275,000		209,344
7.250%, due 06/15/21[3]	460,000		350,750

PACE Select Advisors Trust

PACE High Yield Investments

Schedule of investments – October 31, 2013 (unaudited)

	Face amount[1]($)		Value($)
Corporate bonds—(continued)
Coal—(concluded)
Cloud Peak Energy Resources LLC/Cloud Peak Energy Finance Corp.
8.250%, due 12/15/17	1,020,000		1,071,000
8.500%, due 12/15/19	235,000		254,387
			3,755,894
Commercial services—0.71%
Iron Mountain, Inc.
6.000%, due 08/15/23	1,790,000		1,821,325
8.375%, due 08/15/21	1,000,000		1,080,000
			2,901,325
Computer software & services—0.98%
NCR Corp.
4.625%, due 02/15/21	1,870,000		1,846,625
Sungard Data Systems, Inc.
6.625%, due 11/01/19	2,025,000		2,116,125
			3,962,750
Consumer products—0.85%
Albea Beauty Holdings SA
8.375%, due 11/01/19[2]	1,800,000		1,894,500
Jarden Corp.
7.500%, due 01/15/20	670,000		726,950
7.500%, due 01/15/20	EUR	550,000	807,265
			3,428,715
Containers & packaging—1.95%
Ardagh Packaging Finance PLC/Ardagh MP Holdings USA, Inc.
7.000%, due 11/15/20[2]	1,645,000		1,636,775
Beverage Packaging Holdings Luxembourg II SA
8.000%, due 12/15/16[4]	EUR	205,000	278,673
Owens-Brockway Glass Container, Inc.
7.375%, due 05/15/16	750,000		844,688
Packaging Dynamics Corp.
8.750%, due 02/01/16[2]	1,445,000		1,491,962
Rexam PLC
6.750%, due 06/29/67[4,5]	EUR	1,406,000	2,013,990
Sealed Air Corp.
5.250%, due 04/01/23[2]	425,000		416,500
8.125%, due 09/15/19[2]	1,075,000		1,212,062
			7,894,650
Diversified capital goods—0.28%
Mueller Water Products, Inc.
7.375%, due 06/01/17	445,000		458,350

PACE Select Advisors Trust

PACE High Yield Investments

Schedule of investments – October 31, 2013 (unaudited)

	Face amount[1]($)		Value($)
Corporate bonds—(continued)
Diversified capital goods—(concluded)
8.750%, due 09/01/20	604,000		676,480
			1,134,830
Diversified financial services—2.64%
Ally Financial, Inc.
8.000%, due 11/01/31	895,000		1,067,287
8.000%, due 11/01/31	405,000		478,103
Bank of America Corp.
8.000%, due 12/31/49[5,6]	345,000		382,088
First Data Corp.
8.875%, due 08/15/20[2]	2,465,000		2,748,475
10.625%, due 06/15/21[2]	1,945,000		2,088,444
GE Capital Trust III
6.500%, due 09/15/67[4,5]	GBP	1,750,000	2,873,148
Mizuho Capital Investment USD 2 Ltd.
14.950%, due 06/30/14[2,5,6]	1,000,000		1,080,020
			10,717,565
Diversified manufacturing—0.57%
Bombardier, Inc.
7.500%, due 03/15/18[2]	270,000		305,775
7.750%, due 03/15/20[2]	1,770,000		2,017,800
			2,323,575
Diversified operations—0.55%
Icahn Enterprises LP
8.000%, due 01/15/18	1,825,000		1,913,969
Tomkins LLC/Tomkins, Inc.
9.000%, due 10/01/18	301,000		329,595
			2,243,564
Electric utilities—0.65%
NRG Energy, Inc.
7.625%, due 01/15/18	250,000		283,750
8.250%, due 09/01/20	1,835,000		2,046,025
8.500%, due 06/15/19	295,000		317,863
			2,647,638
Electric-generation—0.51%
Calpine Corp.
7.250%, due 10/15/17[2]	473,000		492,393
7.875%, due 07/31/20[2]	1,273,000		1,390,752
Tenaska Alabama Partners LP
7.000%, due 06/30/21[2]	177,389		186,259
			2,069,404
Electronics—0.84%
Freescale Semiconductor, Inc.
5.000%, due 05/15/21[2,3]	1,875,000		1,823,438
6.000%, due 01/15/22[2]	757,000		765,516

PACE Select Advisors Trust

PACE High Yield Investments

Schedule of investments – October 31, 2013 (unaudited)

	Face amount[1]($)		Value($)
Corporate bonds—(continued)
Electronics—(concluded)
9.250%, due 04/15/18[2]	756,000		817,425
			3,406,379
Finance-captive automotive—1.36%
Ausdrill Finance Pty Ltd.
6.875%, due 11/01/19[2,3]	1,880,000		1,743,700
Ford Motor Credit Co. LLC
5.875%, due 08/02/21	750,000		859,255
8.125%, due 01/15/20	480,000		608,655
General Motors Financial Co., Inc.
3.250%, due 05/15/18[2]	285,000		283,931
Schaeffler Finance BV
4.750%, due 05/15/21[2]	2,020,000		2,014,950
			5,510,491
Finance-noncaptive consumer—0.43%
CIT Group, Inc.
5.000%, due 08/15/22	1,740,000		1,761,750

Finance-other—1.65%
SLM Corp. MTN
8.000%, due 03/25/20	2,000,000		2,285,000
8.450%, due 06/15/18	600,000		700,500
Springleaf Finance Corp.
6.000%, due 06/01/20[2]	3,165,000		3,117,525
Springleaf Finance Corp. MTN
6.500%, due 09/15/17	545,000		577,700
			6,680,725
Financial services—1.89%
Ageas Hybrid Financing SA
5.125%, due 12/31/49[4,5,6]	EUR	2,125,000	2,935,709
Cemex Finance LLC
9.375%, due 10/12/22[2]	1,800,000		2,025,000
HSBC Finance Capital Trust IX
5.911%, due 11/30/35[5]	1,450,000		1,496,226
Milacron LLC/Mcron Finance Corp.
7.750%, due 02/15/21[2]	1,165,000		1,217,425
			7,674,360
Food products—1.70%
ESAL GmbH
6.250%, due 02/05/23[2,3]	245,000		223,734
JBS USA LLC/JBS USA Finance, Inc.
8.250%, due 02/01/20[2]	1,685,000		1,786,100
Minerva Luxembourg SA
7.750%, due 01/31/23[2,3]	2,100,000		2,026,500
Smithfield Foods, Inc.
6.625%, due 08/15/22	1,030,000		1,084,075

PACE Select Advisors Trust

PACE High Yield Investments

Schedule of investments – October 31, 2013 (unaudited)

	Face amount[1]($)		Value($)
Corporate bonds—(continued)
Food products—(concluded)
USJ Acucar e Alcool SA
9.875%, due 11/09/19[2,3]	1,800,000		1,773,000
			6,893,409
Food-wholesale—0.93%
Barry Callebaut Services N.V.
5.500%, due 06/15/23[2]	2,100,000		2,128,035
6.000%, due 07/13/17	EUR	140,000	215,391
Post Holdings, Inc.
7.375%, due 02/15/22	1,335,000		1,423,444
			3,766,870
Gaming—4.19%
Caesars Entertainment Operating Co., Inc.
9.000%, due 02/15/20	2,700,000		2,531,250
9.000%, due 02/15/20	4,690,000		4,396,875
Isle of Capri Casinos, Inc.
7.750%, due 03/15/19	575,000		616,687
8.875%, due 06/15/20	2,495,000		2,657,175
MGM Resorts International
6.750%, due 10/01/20	2,683,000		2,924,470
7.750%, due 03/15/22	740,000		838,050
Mohegan Tribal Gaming Authority
9.750%, due 09/01/21[2,3]	1,330,000		1,433,075
11.500%, due 11/01/17[2]	285,000		319,200
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.
7.750%, due 08/15/20	1,140,000		1,285,350
			17,002,132
Health care providers & services—3.71%
Alere, Inc.
8.625%, due 10/01/18	2,000,000		2,172,500
CHS/Community Health Systems, Inc.
5.125%, due 08/15/18	1,805,000		1,877,200
DaVita HealthCare Partners, Inc.
5.750%, due 08/15/22	1,685,000		1,729,231
Fresenius Medical Care US Finance, Inc.
6.875%, due 07/15/17	365,000		412,450
HCA, Inc.
7.500%, due 02/15/22	2,750,000		3,090,313
Kinetic Concepts, Inc./KCI USA, Inc.
10.500%, due 11/01/18	1,520,000		1,713,800
Tenet Healthcare Corp.
8.125%, due 04/01/22[2]	2,070,000		2,266,650

PACE Select Advisors Trust

PACE High Yield Investments

Schedule of investments – October 31, 2013 (unaudited)

	Face amount[1]($)		Value($)
Corporate bonds—(continued)
Health care providers & services—(concluded)
VPII Escrow Corp.
7.500%, due 07/15/21[2]	1,595,000		1,770,450
			15,032,594
Hotels, restaurants & leisure—0.20%
Caesars Entertainment Resort Properties LLC/Caesars Entertainment Resort Prope
8.000%, due 10/01/20[2,3]	795,000		796,988

Insurance—4.63%
American International Group, Inc.
4.875%, due 03/15/67[5]	EUR	1,400,000	1,863,307
5.000%, due 04/26/23	GBP	750,000	1,324,774
Series A2
4.875%, due 03/15/67[5]	EUR	4,500,000	5,989,202
Series A3
5.750%, due 03/15/67[5]	GBP	600,000	939,913
Aviva PLC
6.875%, due 05/22/38[5]	EUR	1,200,000	1,828,497
Hartford Life, Inc.
7.650%, due 06/15/27	885,000		1,085,442
Liberty Mutual Group, Inc.
7.800%, due 03/15/37[2]	2,000,000		2,180,000
Lincoln National Corp.
7.000%, due 05/17/66[5]	1,555,000		1,605,538
Scottish Widows PLC
5.500%, due 06/16/23[4]	GBP	1,185,000	1,944,762
			18,761,435
Machinery—0.92%
Mcron Finance Sub LLC/Mcron Finance Corp.
8.375%, due 05/15/19[2]	1,150,000		1,273,625
Sensata Technologies BV
4.875%, due 10/15/23[2]	1,835,000		1,779,950
Terex Corp.
6.000%, due 05/15/21	650,000		679,250
			3,732,825
Machinery-agriculture & construction—0.17%
CNH America LLC
7.250%, due 01/15/16	625,000		689,063

Manufacturing-diversified—1.00%
Amsted Industries, Inc.
8.125%, due 03/15/18[2]	1,110,000		1,175,212
Kloeckner Pentaplast GmbH & Co. KG
11.625%, due 07/15/17[4]	EUR	1,050,000	1,657,659
Polypore International, Inc.
7.500%, due 11/15/17[3]	760,000		803,700

PACE Select Advisors Trust

PACE High Yield Investments

Schedule of investments – October 31, 2013 (unaudited)

	Face amount[1]($)		Value($)
Corporate bonds—(continued)
Manufacturing-diversified—(concluded)
SPX Corp.
6.875%, due 09/01/17	390,000		438,263
			4,074,834
Media—1.23%
Clear Channel Communications, Inc.
9.000%, due 03/01/21	775,000		780,812
EN Germany Holdings BV
10.750%, due 11/15/15[4]	EUR	748,000	1,020,776
Lamar Media Corp.
5.875%, due 02/01/22	1,350,000		1,393,875
TVN Finance Corp. III AB
7.375%, due 12/15/20[2]	EUR	1,250,000	1,790,532
			4,985,995
Metals—2.13%
Aleris International, Inc.
6.000%, due 06/01/20[8,9]	13,347		13,347
7.625%, due 02/15/18	835,000		885,100
7.875%, due 11/01/20	930,000		985,800
Novelis, Inc.
8.375%, due 12/15/17	2,500,000		2,675,000
8.750%, due 12/15/20	200,000		222,500
Vedanta Resources PLC
7.125%, due 05/31/23[2,3]	2,200,000		2,087,250
8.250%, due 06/07/21[2,3]	1,700,000		1,759,500
			8,628,497
Metals & mining—1.42%
ArcelorMittal
7.250%, due 03/01/41[7]	750,000		721,875
7.500%, due 10/15/39[7]	2,790,000		2,755,125
FMG Resources August 2006 Pty Ltd.
6.875%, due 02/01/18[2,3]	525,000		556,500
7.000%, due 11/01/15[2,3]	795,000		824,812
Glencore Finance Europe SA
6.500%, due 02/27/19	GBP	500,000	920,730
			5,779,042
Oil & gas—9.96%
AmeriGas Partners LP/AmeriGas Finance Corp.
6.500%, due 05/20/21	678,000		725,460
Berry Petroleum Co.
6.750%, due 11/01/20	2,320,000		2,441,800
Chesapeake Energy Corp.
5.375%, due 06/15/21	1,000,000		1,040,000
6.250%, due 01/15/17	EUR	515,000	762,173
6.625%, due 08/15/20	3,040,000		3,427,600
Concho Resources, Inc.
5.500%, due 10/01/22	270,000		281,475
5.500%, due 04/01/23	290,000		300,875
6.500%, due 01/15/22	300,000		327,750

PACE Select Advisors Trust

PACE High Yield Investments

Schedule of investments – October 31, 2013 (unaudited)

	Face amount[1]($)	Value($)
Corporate bonds—(continued)
Oil & gas—(concluded)
7.000%, due 01/15/21	1,635,000	1,823,025
Denbury Resources, Inc.
4.625%, due 07/15/23	1,500,000	1,383,750
Energy Transfer Equity LP
7.500%, due 10/15/20	1,650,000	1,905,750
EP Energy LLC/EP Energy Finance, Inc.
9.375%, due 05/01/20	2,105,000	2,431,275
Ferrellgas LP/Ferrellgas Finance Corp.
6.500%, due 05/01/21	430,000	435,375
Forest Oil Corp.
7.250%, due 06/15/19[3]	870,000	878,700
Hilcorp Energy I LP/Hilcorp Finance Co.
7.625%, due 04/15/21[2]	525,000	569,625
8.000%, due 02/15/20[2]	355,000	385,175
Kinder Morgan Inc.
5.000%, due 02/15/21[2]	1,150,000	1,159,200
Linn Energy LLC/Linn Energy Finance Corp.
6.500%, due 05/15/19	800,000	798,000
7.750%, due 02/01/21	500,000	516,250
8.625%, due 04/15/20	1,790,000	1,906,350
MarkWest Energy Partners LP/MarkWest Energy Finance Corp.
5.500%, due 02/15/23	645,000	667,575
6.500%, due 08/15/21	601,000	652,085
Petroleos de Venezuela SA
12.750%, due 02/17/22[4]	4,475,000	4,430,250
Precision Drilling Corp.
6.500%, due 12/15/21	615,000	654,975
6.625%, due 11/15/20	855,000	910,575
Regency Energy Partners LP/Regency Energy Finance Corp.
5.500%, due 04/15/23	1,230,000	1,226,925
Samson Investment Co.
10.250%, due 02/15/20[2]	1,835,000	1,981,800
Swift Energy Co.
7.125%, due 06/01/17	500,000	510,000
8.875%, due 01/15/20	1,520,000	1,588,400
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
5.250%, due 05/01/23	1,465,000	1,465,000
7.875%, due 10/15/18	730,000	792,050
Whiting Petroleum Corp.
5.750%, due 03/15/21	1,925,000	2,035,687
		40,414,930
Oil services—1.44%
Basic Energy Services, Inc.
7.750%, due 02/15/19	420,000	435,750
7.750%, due 10/15/22	1,475,000	1,489,750
Cie Generale de Geophysique-Veritas
6.500%, due 06/01/21	1,950,000	2,028,000
Hornbeck Offshore Services, Inc.

PACE Select Advisors Trust

PACE High Yield Investments

Schedule of investments – October 31, 2013 (unaudited)

	Face amount[1]($)	Value($)
Corporate bonds—(continued)
Oil services—(concluded)
5.000%, due 03/01/21	1,235,000	1,213,387
5.875%, due 04/01/20	650,000	667,875
		5,834,762
Packaging—1.31%
Reynolds Group Issuer
8.500%, due 05/15/18	1,765,000	1,870,900
9.875%, due 08/15/19	3,115,000	3,445,969
		5,316,869
Paper & forest products—0.57%
Boise Paper Holdings LLC/Boise Co-Issuer Co.
8.000%, due 04/01/20	155,000	175,615
Domtar Corp.
9.500%, due 08/01/16	250,000	293,367
Norske Skogindustrier ASA
7.125%, due 10/15/33[2]	1,850,000	888,000
Stora Enso Oyj
7.250%, due 04/15/36[2]	1,000,000	935,000
		2,291,982
Pipelines—0.80%
Atlas Pipeline Partners LP/Atlas Pipeline Finance Corp.
4.750%, due 11/15/21[2]	350,000	329,000
5.875%, due 08/01/23[2]	1,195,000	1,174,088
Georgian Oil and Gas Corp.
6.875%, due 05/16/17[2]	1,700,000	1,755,250
		3,258,338
Rental auto/equipment—0.85%
United Rentals North America, Inc.
7.375%, due 05/15/20	275,000	306,625
7.625%, due 04/15/22	270,000	302,400
8.375%, due 09/15/20[3]	2,525,000	2,821,688
		3,430,713
Retail—0.12%
Suburban Propane Partners LP/Suburban Energy Finance Corp.
7.375%, due 08/01/21	436,000	469,790

Steel—1.64%
AK Steel Corp.
7.625%, due 05/15/20[3]	1,350,000	1,208,250
8.375%, due 04/01/22[3]	400,000	358,000
APERAM
7.375%, due 04/01/16[2]	1,000,000	1,030,000
Severstal OAO Via Steel Capital SA
5.900%, due 10/17/22[2,3]	2,100,000	2,042,250
US Steel Corp.

PACE Select Advisors Trust

PACE High Yield Investments

Schedule of investments – October 31, 2013 (unaudited)

	Face amount[1]($)		Value($)
Corporate bonds—(continued)
Steel—(concluded)
7.000%, due 02/01/18[3]	1,170,000		1,263,600
7.500%, due 03/15/22[3]	700,000		733,250
			6,635,350
Telecom-integrated/services—1.23%
Hughes Satellite Systems Corp.
7.625%, due 06/15/21	1,088,000		1,191,360
Intelsat Luxembourg SA
7.750%, due 06/01/21[2]	1,730,000		1,825,150
8.125%, due 06/01/23[2]	1,860,000		1,966,950
			4,983,460
Telecommunication services—1.59%
Alcatel-Lucent USA, Inc.
6.450%, due 03/15/29	1,020,000		897,600
Colombia Telecomunicaciones SA ESP
5.375%, due 09/27/22[2]	1,800,000		1,683,000
CommScope, Inc.
8.250%, due 01/15/19[2]	2,135,000		2,343,162
Satmex Escrow SA de C.V.
9.500%, due 05/15/17	1,400,000		1,515,500
			6,439,262
Telephone-integrated—1.94%
Frontier Communications Corp.
7.000%, due 11/01/25	500,000		475,000
7.125%, due 01/15/23[3]	700,000		726,250
Sprint Capital Corp.
6.900%, due 05/01/19	4,625,000		4,983,437
8.750%, due 03/15/32	1,570,000		1,699,525
			7,884,212
Transportation—1.22%
Stena AB
5.875%, due 02/01/19[4]	EUR	650,000	922,251
6.125%, due 02/01/17[4]	EUR	1,500,000	2,184,279
Ukraine Railways via Shortline PLC
9.500%, due 05/21/18[2]	2,180,000		1,853,000
			4,959,530
Transportation services—1.69%
CEVA Group PLC
8.375%, due 12/01/17[2]	1,492,000		1,544,220
CHC Helicopter SA
9.250%, due 10/15/20	2,495,000		2,694,600
Hapag-Lloyd AG
9.750%, due 10/15/17[2,3]	1,280,000		1,340,800
PHI, Inc.
8.625%, due 10/15/18	1,000,000		1,067,500

PACE Select Advisors Trust

PACE High Yield Investments

Schedule of investments – October 31, 2013 (unaudited)

	Face amount[1]($)	Value($)
Corporate bonds—(concluded)
Transportation services—(concluded)
Teekay Corp.
8.500%, due 01/15/20	195,000	212,062
		6,859,182
Wireless telecommunication services—2.21%
Crown Castle International Corp.
7.125%, due 11/01/19	1,000,000	1,080,000
MetroPCS Wireless, Inc.
6.625%, due 11/15/20	490,000	518,175
7.875%, due 09/01/18	500,000	540,000
Sprint Nextel Corp.
6.000%, due 11/15/22	1,250,000	1,231,250
8.375%, due 08/15/17	325,000	376,187
9.125%, due 03/01/17	825,000	973,500
T-Mobile USA, Inc.
6.542%, due 04/28/20	1,350,000	1,431,000
ViaSat, Inc.
6.875%, due 06/15/20	1,984,000	2,073,280
Windstream Corp.
6.375%, due 08/01/23	750,000	727,500
		8,950,892
Total corporate bonds (cost—$345,499,129)		370,475,915

Loan assignments[5]—1.76%
Airlines—0.49%
US Airways Group, Inc. Term Loan B1
4.250%, due 05/23/19	2,000,000	2,000,840

Broadcast—0.26%
Clear Channel Communications, Inc. Term Loan B
3.818%, due 01/29/16	283,487	274,781
Clear Channel Communications, Inc. Term Loan D
6.918%, due 01/30/19	836,165	794,465
		1,069,246
Computer software & services—0.32%
Sungard Data Systems, Inc. Term Loan E
4.000%, due 03/09/20	1,286,687	1,295,372

Gaming—0.45%
Scientific Games International Term Loan B
4.250%, due 10/18/20	1,800,000	1,800,000

Support-services—0.24%
KAR Auction Services, Inc. Term Loan B
3.750%, due 05/19/17	958,439	961,314

PACE Select Advisors Trust

PACE High Yield Investments

Schedule of investments – October 31, 2013 (unaudited)

	Face amount[1]($)		Value($)
Loan assignments[5]—(concluded)
Support-services—(concluded)
Total loan assignments (cost—$7,031,726)			7,126,772

Non-US government obligation—1.52%
Sovereign—1.52%
Portugal Obrigacoes do Tesouro OT, 4.950%, due 10/25/23[2,4] (cost—$5,209,180)	EUR	5,000,000	6,161,138

Asset-backed securities—0.95%
Citigroup Mortgage Loan Trust, Inc., Series 2007-AHL2, Class A3A
0.240%, due 05/25/37[5]	388,741		294,556
Home Equity Loan Trust, Series 2007-FRE1, Class 2AV1
0.300%, due 04/25/37[5]	443,936		412,242
HSI Asset Securitization Corp. Trust, Series 2007-NC1, Class A1
0.270%, due 04/25/37[5]	542,449		485,087
Merrill Lynch Mortgage Investors Trust, Series 2007-MLN1, Class A2A
0.280%, due 03/25/37[5]	1,164,886		790,516
Morgan Stanley Capital, Inc.,
Series 2006-HE6, Class A2B
0.270%, due 09/25/36[5]	295,053		172,376
Series 2006-HE8, Class A2B
0.270%, due 10/25/36[5]	185,756		98,579
Renaissance Home Equity Loan Trust, Series 2007-2, Class AF1
5.893%, due 06/25/37[7]	1,444,559		803,290
Soundview Home Equity Loan Trust,
Series 2006-EQ2, Class A2
0.280%, due 01/25/37[5]	900,748		554,826
Series 2007-OPT1, Class 2A1
0.250%, due 06/25/37[5]	308,880		229,409
Total asset-backed securities (cost—$5,730,127)			3,840,881

Collateralized mortgage obligations—0.27%
Banc of America Mortgage Securities, Series 2005-J, Class 1A1
2.723%, due 11/25/35[5]	532,080		458,454
GSAA Home Equity Trust, Series 2006-14, Class A1
0.220%, due 09/25/36[5]	729,784		354,635

PACE Select Advisors Trust

PACE High Yield Investments

Schedule of investments – October 31, 2013 (unaudited)

	Face amount[1]($)	Value($)
Collateralized mortgage obligations—(concluded)
WaMu Mortgage Pass-Through Certificates, Series 2006-AR14, Class 1A1
2.254%, due 11/25/36[5]	333,713	277,894
Total collateralized mortgage obligations (cost—$1,595,577)		1,090,983

	Shares
Common stocks—0.65%
Automobiles—0.60%
General Motors Co.*	53,428	1,974,164
Motors Liquidation Co. GUC Trust*,10	13,413	486,892
		2,461,056
Metals—0.05%
Aleris International, Inc.*,8,9	15,446	200,489
Total common stocks (cost—$2,486,996)		2,661,545

	Number of warrants
Warrants—0.61%
Automobiles—0.57%
General Motors Co., strike price $10.00, expires 07/10/16*	48,571	1,350,274
General Motors Co., strike price $18.33, expires 07/10/19*	48,571	951,020
		2,301,294
Cable—0.04%
Charter Communications, Inc., strike price $46.86, expires 11/30/14*	1,818	165,620
Total warrants (cost—$2,020,844)		2,466,914

Face amount($)
Repurchase agreement—1.48%

Repurchase agreement dated 10/31/13 with State Street Bank and Trust Co., 0.001% due 11/01/13, collateralized by $3,507,701 Federal Home Loan Mortgage Corp. obligations, 2.060% due 10/17/22 and $2,794,593 Federal National Mortgage Association obligations, 2.170% due 10/17/22; (value—$6,122,094); proceeds: $6,002,000

(cost—$6,002,000)	6,002,000	6,002,000

PACE Select Advisors Trust

PACE High Yield Investments

Schedule of investments – October 31, 2013 (unaudited)

	Number of shares
Investment of cash collateral from securities loaned—8.82%
Money market fund—8.82%
UBS Private Money Market Fund LLC[11] (cost—$35,801,180)	35,801,180	35,801,180
Total investments (cost—$411,376,759)[12]—107.40%		435,627,328
Liabilities in excess of other assets—(7.40)%		(30,011,939)
Net assets—100.00%		405,615,389

For a listing of defined portfolio acronyms, counterparty acronyms and currency abbreviations that are used throughout the Schedule of investments as well as the tables that follow, please refer to the end of the last Portfolio.

Aggregate cost for federal income tax purposes was substantially the same as for book purposes; and net unrealized appreciation consisted of:

Gross unrealized appreciation	$30,995,541
Gross unrealized depreciation	(6,744,972)
Net unrealized appreciation	$24,250,569

Futures contracts

Number of			Expiration		Current	Unrealized
contracts	Currency		date	Proceeds($)	value($)	(depreciation)($)
US Treasury futures sell contracts:
1,262	USD	US Treasury Note 2 Year Futures	December 2013	277,242,470	278,172,408	(929,938)

Forward foreign currency contracts

Counterparty	Contracts to deliver		In exchange for		Maturity date	Unrealized (depreciation)($)
JPMCB	EUR	30,222,000	USD	40,223,518	12/17/13	(813,458)
JPMCB	GBP	17,296,000	USD	27,371,996	12/17/13	(351,445)
						(1,164,903)

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of October 31, 2013 in valuing the Portfolio’s investments:

	Unadjusted quoted prices in active markets for identical investments (Level 1) ($)	Other significant observable inputs (Level 2) ($)	Unobservable inputs (Level 3) ($)	Total ($)
Corporate bonds	—	370,462,568	13,347	370,475,915
Loan assignments	—	7,126,772	—	7,126,772
Non-US government obligation	—	6,161,138	—	6,161,138
Asset-backed securities	—	3,840,881	—	3,840,881
Collateralized mortgage obligations	—	1,090,983	—	1,090,983
Common stocks	2,461,056	—	200,489	2,661,545
Warrants	2,301,294	165,620	—	2,466,914
Repurchase agreement	—	6,002,000	—	6,002,000
Investment of cash collateral from securities loaned	—	35,801,180	—	35,801,180
Futures contracts, net	(929,938)	—	—	(929,938)
Forward foreign currency contracts, net	—	(1,164,903)	—	(1,164,903)
Total	3,832,412	429,486,238	213,836	433,532,487

PACE Select Advisors Trust

PACE High Yield Investments

Schedule of investments – October 31, 2013 (unaudited)

At October 31, 2013, there were no transfers between Level 1 and Level 2.

The following is a rollforward of the Portfolio’s investments that were valued using unobservable inputs (Level 3) for the three months ended October 31, 2013:

	Corporate bonds ($)	Common stocks ($)	Total ($)
Beginning balance	13,347	274,167	287,514
Purchases	—	—	—
Sales	—	—	—
Accrued discounts/(premiums)	(24)	—	(24)
Total realized gain/(loss)	—	—	—
Net change in unrealized appreciation/depreciation	24	(73,678)	(73,654)
Transfers into Level 3	—	—	—
Transfers out of Level 3	—	—	—
Ending balance	13,347	200,489	213,836

The change in net unrealized appreciation/depreciation relating to the Level 3 investments held at October 31, 2013, was $(73,654).

Issuer breakdown by country or territory of origin

Issuer breakdown by country or territory of origin	Percentage of total investments (%)
United States	73.2
United Kingdom	5.7
Luxembourg	5.0
Netherlands	2.7
Canada	1.6
Portugal	1.4
Sweden	1.1
Jersey	1.0
Venezuela	1.0
Brazil	0.8
Ireland	0.8
Australia	0.7
Germany	0.7
Spain	0.6
Cayman Islands	0.5
Belgium	0.5
France	0.5
Georgia	0.4
Colombia	0.4
Paraguay	0.4
Mexico	0.4
Finland	0.2
Norway	0.2
Austria	0.1
Marshall Islands	0.1
Total	100.0

PACE Select Advisors Trust

PACE High Yield Investments

Schedule of investments – October 31, 2013 (unaudited)

Portfolio footnotes

*	Non-income producing security.
1	In US Dollars unless otherwise indicated.
2

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities, which represent 24.39% of net assets as of October 31, 2013, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

3	Security, or portion thereof, was on loan at October 31, 2013.
4

Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. At October 31, 2013, the value of this security amounted to 9.34% of net assets.

5	Variable or floating rate security. The interest rate shown is the current rate as of October 31, 2013 and changes periodically.
6	Perpetual bond security. The maturity date reflects the next call date.
7	Step bond that converts to the noted fixed rate at a designated future date.
8	Illiquid securities representing 0.05% of net assets as of October 31, 2013.
9	Security is being fair valued by a valuation committee under the direction of the board of trustees.
10	Security exchanged on 04/21/11; position represents remaining escrow balance expected to be received upon finalization of debt restructuring.
11

The table below details the Portfolio’s transaction activity in an affiliated issuer during the three months ended October 31, 2013. The investment manager earns a management fee from UBS Private Money Market Fund LLC. Please see the Notes to financial statements in the most recent shareholder report for further information.

Net income
		Purchases	Sales		earned from
		during the	during the		affiliate for the
		three months	three months		three months
	Value at	ended	ended	Value at	ended
Security description	07/31/13 ($)	10/31/13 ($)	10/31/13 ($)	10/31/13 ($)	10/31/13 ($)
UBS Private Money Market Fund LLC	44,014,743	36,923,067	45,136,630	35,801,180	1,035

12	Includes $35,031,583 of investments in securities on loan, at value plus accrued interest and dividends, if any. The Portfolio includes cash collateral of $35,801,180.

For more information regarding the Portfolio’s other significant accounting policies, please refer to the Portfolio’s annual report to shareholders dated July 31, 2013.

PACE Select Advisors Trust

PACE Large Co Value Equity Investments

Schedule of investments – October 31, 2013 (unaudited)

	Number of shares	Value ($)
Common stocks—103.88%
Aerospace & defense—3.90%
Alliant Techsystems, Inc.	9,070	987,451
Exelis, Inc.	110,611	1,823,976
General Dynamics Corp.	22,916	1,985,213
Honeywell International, Inc.	155,593	13,494,581
L-3 Communications Holdings, Inc.[1]	46,267	4,647,520
Lockheed Martin Corp.	45,577	6,077,237
Northrop Grumman Corp.	54,600	5,870,046
Raytheon Co.	63,557	5,235,190
Spirit Aerosystems Holdings, Inc., Class A*	61,084	1,630,332
The Boeing Co.	83,700	10,922,850
		52,674,396
Air freight & logistics—0.19%
United Parcel Service, Inc., Class B	26,149	2,568,878

Airlines—0.43%
Delta Air Lines, Inc.[1]	219,146	5,781,071

Auto components—2.29%
Allison Transmission Holdings, Inc.	17,360	422,716
Delphi Automotive PLC	89,575	5,123,690
Johnson Controls, Inc.	281,750	13,002,762
Lear Corp.	84,244	6,519,643
TRW Automotive Holdings Corp.*	78,250	5,877,358
		30,946,169
Automobiles—0.88%
Ford Motor Co.	473,350	8,099,019
General Motors Co.*	103,897	3,838,994
		11,938,013
Biotechnology—0.42%
Amgen, Inc.	49,205	5,707,780

Building products—0.51%
Masco Corp.	281,225	5,942,284
Owens Corning*	26,121	938,528
		6,880,812
Capital markets—3.87%
BlackRock, Inc.	1,008	303,216
E*TRADE Financial Corp.*	50,780	858,690
Franklin Resources, Inc.	117,150	6,309,699
Invesco Ltd.	270,849	9,141,154
Legg Mason, Inc.	6,863	264,020

PACE Select Advisors Trust

PACE Large Co Value Equity Investments

Schedule of investments – October 31, 2013 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Capital markets—(concluded)
Morgan Stanley[1]	416,293	11,960,098
Raymond James Financial, Inc.	17,995	821,472
State Street Corp.	135,150	9,469,960
The Bank of New York Mellon Corp.	6,885	218,943
The Goldman Sachs Group, Inc.	80,297	12,916,575
		52,263,827
Chemicals—1.48%
Ashland, Inc.	25,860	2,393,343
Cabot Corp.	31,514	1,468,868
Huntsman Corp.	72,983	1,694,665
Monsanto Co.	90,100	9,449,688
The Mosaic Co.	107,130	4,911,910
		19,918,474
Commercial banks—5.38%
BB&T Corp.[1]	448,702	15,242,407
City National Corp.	24,845	1,791,573
Comerica, Inc.	33,075	1,432,148
Commerce Bancshares, Inc.	14,741	678,233
East West Bancorp, Inc.	76,364	2,572,703
Fifth Third Bancorp	498,758	9,491,365
M&T Bank Corp.	10,494	1,180,890
PNC Financial Services Group, Inc.	230,300	16,933,959
SunTrust Banks, Inc.	60,799	2,045,278
TCF Financial Corp.	13,097	198,812
US Bancorp	17,839	666,465
Wells Fargo & Co.	478,243	20,416,194
		72,650,027
Commercial services & supplies—0.34%
Iron Mountain, Inc.	10,146	269,275
Tyco International Ltd.	66,601	2,434,266
Waste Management, Inc.	42,009	1,829,072
		4,532,613
Communications equipment—2.33%
Brocade Communications Systems, Inc.*	834,500	6,692,690
Cisco Systems, Inc.	792,968	17,841,780
EchoStar Corp., Class A*	3,999	191,792
Harris Corp.	23,416	1,450,856
JDS Uniphase Corp.*	10,614	138,937
Polycom, Inc.*	40,978	426,171

PACE Select Advisors Trust

PACE Large Co Value Equity Investments

Schedule of investments – October 31, 2013 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Communications equipment—(concluded)
QUALCOMM, Inc.	67,638	4,698,812
		31,441,038
Computers & peripherals—2.45%
Diebold, Inc.	37,426	1,121,283
Hewlett-Packard Co.[1]	868,077	21,155,037
Lexmark International, Inc., Class A	37,048	1,317,056
NetApp, Inc.	127,126	4,933,760
Seagate Technology PLC	63,393	3,085,971
Western Digital Corp.	20,925	1,457,008
		33,070,115
Construction & engineering—0.13%
AECOM Technology Corp.*	54,784	1,741,035

Consumer finance—2.08%
Capital One Financial Corp.	343,200	23,567,544
Discover Financial Services	87,355	4,531,977
		28,099,521
Containers & packaging—0.81%
Crown Holdings, Inc.*	107,925	4,705,530
MeadWestvaco Corp.	30,434	1,060,625
Owens-Illinois, Inc.*	40,667	1,292,804
Rock-Tenn Co., Class A	36,713	3,928,658
		10,987,617
Diversified consumer services—0.04%
Service Corp. International	27,249	490,754

Diversified financial services—8.69%
Bank of America Corp.	2,075,770	28,977,749
Citigroup, Inc.	684,932	33,410,983
CME Group, Inc.[1]	62,481	4,636,715
ING US, Inc.	183,650	5,696,823
Interactive Brokers Group, Inc., Class A	21,891	451,611
JPMorgan Chase & Co.[1]	692,497	35,691,296
MSCI, Inc.*	41,236	1,681,192
NYSE Euronext[1]	103,159	4,541,059
The NASDAQ OMX Group, Inc.	65,512	2,321,090
		117,408,518
Diversified telecommunication services—0.66%
AT&T, Inc.[1]	216,087	7,822,349

PACE Select Advisors Trust

PACE Large Co Value Equity Investments

Schedule of investments – October 31, 2013 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Diversified telecommunication services—(concluded)
CenturyLink, Inc.	30,987	1,049,220
		8,871,569
Electric utilities—1.73%
American Electric Power Co., Inc.	18,334	858,765
Duke Energy Corp.	6,455	463,017
Entergy Corp.	112,698	7,293,815
Exelon Corp.	283,250	8,083,955
FirstEnergy Corp.	86,032	3,258,032
Pepco Holdings, Inc.	30,282	583,837
PPL Corp.	22,656	693,953
The Southern Co.	31,663	1,295,333
Westar Energy, Inc.	5,320	168,165
Xcel Energy, Inc.	21,552	621,991
		23,320,863
Electronic equipment, instruments & components—0.93%
AVX Corp.	27,794	368,271
Ingram Micro, Inc., Class A*	84,549	1,959,000
TE Connectivity Ltd.	160,611	8,269,860
Tech Data Corp.*	20,754	1,080,453
Vishay Intertechnology, Inc.*	73,852	906,164
		12,583,748
Energy equipment & services—2.07%
Baker Hughes, Inc.	167,150	9,709,743
Halliburton Co.	238,051	12,623,845
Schlumberger Ltd.	59,867	5,610,735
		27,944,323
Food & staples retailing—1.63%
CVS Caremark Corp.	337,057	20,985,169
Wal-Mart Stores, Inc.	12,993	997,213
		21,982,382
Food products—0.88%
Bunge Ltd	23,217	1,906,812
ConAgra Foods, Inc.	18,377	584,573
Dean Foods Co.*	54,838	1,069,341
Kellogg Co.	11,913	753,497
Mondelez International, Inc., Class A	96,685	3,252,484
Pinnacle Foods, Inc.	8,337	225,849

PACE Select Advisors Trust

PACE Large Co Value Equity Investments

Schedule of investments – October 31, 2013 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Food products—(concluded)
Tyson Foods, Inc., Class A	149,881	4,147,207
		11,939,763
Gas utilities—0.05%
Atmos Energy Corp.	12,685	561,565
Questar Corp.	5,756	136,187
		697,752
Health care equipment & supplies—3.04%
Alere, Inc.*	47,789	1,611,923
Baxter International, Inc.	190,200	12,528,474
Becton, Dickinson and Co.	51,425	5,406,310
Boston Scientific Corp.*,1	479,054	5,600,141
Covidien PLC	191,479	12,275,719
Hologic, Inc.*	111,940	2,506,337
Medtronic, Inc.	19,732	1,132,617
		41,061,521
Health care providers & services—4.31%
Cardinal Health, Inc.	2,789	163,603
Cigna Corp.	159,255	12,259,450
Express Scripts Holding Co.*	106,110	6,633,997
HCA Holdings, Inc.[1]	89,225	4,206,067
Health Net, Inc.*	44,481	1,352,222
Humana, Inc.	27,634	2,546,473
Laboratory Corp. of America Holdings*	61,725	6,228,053
LifePoint Hospitals, Inc.*	25,855	1,335,152
McKesson Corp.	56,111	8,772,394
Omnicare, Inc.	98,795	5,448,544
Patterson Cos., Inc.	5,395	229,341
Quest Diagnostics, Inc.	51,954	3,112,564
UnitedHealth Group, Inc.	70,529	4,814,310
WellPoint, Inc.	13,613	1,154,382
		58,256,552
Hotels, restaurants & leisure—1.00%
Carnival Corp.	5,764	199,723
Marriott International, Inc., Class A	5,456	245,956
McDonald’s Corp.	111,500	10,761,980
MGM Resorts International*	45,479	865,920
The Wendy’s Co.	166,448	1,446,433
		13,520,012
Household durables—0.08%
Harman International Industries, Inc.	6,754	547,209

PACE Select Advisors Trust

PACE Large Co Value Equity Investments

Schedule of investments – October 31, 2013 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Household durables—(concluded)
Leggett & Platt, Inc.	18,835	560,153
		1,107,362
Household products—0.40%
The Clorox Co.	7,712	695,545
The Procter & Gamble Co.[1]	57,767	4,664,685
		5,360,230
Independent power producers & energy traders—0.55%
AES Corp.	526,609	7,419,921

Industrial conglomerates—2.00%
Danaher Corp.	1,971	142,089
General Electric Co.	887,503	23,199,328
Siemens AG, ADR[2]	28,659	3,668,639
		27,010,056
Insurance—7.80%
ACE Ltd.	62,731	5,987,047
Aflac, Inc.	44,600	2,898,108
American International Group, Inc.	242,741	12,537,573
Axis Capital Holdings Ltd.	231,413	10,973,604
Berkshire Hathaway, Inc., Class B*,1	203,693	23,440,990
Cincinnati Financial Corp.	18,022	901,100
Endurance Specialty Holdings Ltd.	10,017	553,840
Genworth Financial, Inc., Class A*	35,090	509,858
HCC Insurance Holdings, Inc.	16,251	741,858
Lincoln National Corp.	26,210	1,190,196
Marsh & McLennan Cos., Inc.	21,433	981,631
MetLife, Inc.	228,683	10,818,993
PartnerRe Ltd.	32,700	3,276,867
Protective Life Corp.	44,530	2,051,942
Reinsurance Group of America, Inc.	14,372	1,022,999
The Allstate Corp.[1]	166,396	8,828,972
The Chubb Corp.	10,969	1,010,026
The Hanover Insurance Group, Inc.	13,487	789,529
The Progressive Corp.	5,120	132,966
The Travelers Cos., Inc.	42,229	3,644,363
Unum Group[1]	137,167	4,353,681
Validus Holdings Ltd.	71,032	2,804,343

PACE Select Advisors Trust

PACE Large Co Value Equity Investments

Schedule of investments – October 31, 2013 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Insurance—(concluded)
Willis Group Holdings PLC	129,800	5,850,086
		105,300,572
Internet & catalog retail—0.42%
Liberty Interactive Corp., Class A*,1	208,631	5,624,692

Internet software & services—0.67%
Google, Inc., Class A*	2,700	2,782,566
IAC/InterActiveCorp.	118,257	6,313,741
		9,096,307
IT services—0.48%
Amdocs Ltd.	24,501	942,064
Computer Sciences Corp.[1]	88,031	4,336,407
CoreLogic, Inc.*	5,251	174,701
Global Payments, Inc.	16,182	962,505
		6,415,677
Life sciences tools & services—0.37%
Agilent Technologies, Inc.	36,224	1,838,730
QIAGEN N.V.*	121,610	2,816,488
Quintiles Transnational Holdings, Inc.*	8,824	370,520
		5,025,738
Machinery—2.00%
AGCO Corp.	49,623	2,896,991
Crane Co.	2,190	139,065
Dover Corp.	50,919	4,673,855
Joy Global, Inc.	63,299	3,592,218
Oshkosh Corp.*	51,725	2,461,593
Parker Hannifin Corp.	84,920	9,911,862
SPX Corp.	28,280	2,565,279
Trinity Industries, Inc.	15,538	786,689
		27,027,552
Media—7.72%
CBS Corp., Class B	74,564	4,409,715
Comcast Corp., Class A	207,552	9,875,324
DreamWorks Animation SKG, Inc., Class A*	43,382	1,485,400
Gannett Co., Inc.	139,084	3,848,454
Liberty Global PLC, Series C*	71,031	5,317,381
Liberty Media Corp., Class A*	47,506	7,264,143
News Corp., Class A*	288,916	5,084,922
News Corp., Class B*	108,425	1,944,060
Omnicom Group, Inc.	154,885	10,549,217

PACE Select Advisors Trust

PACE Large Co Value Equity Investments

Schedule of investments – October 31, 2013 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Media—(concluded)
The Interpublic Group Cos., Inc.	137,263	2,306,018
The Walt Disney Co.	52,144	3,576,557
Thomson Reuters Corp.	77,090	2,896,271
Time Warner Cable, Inc.	30,348	3,646,312
Time Warner, Inc.[1]	428,396	29,447,941
Viacom, Inc., Class B	151,550	12,622,600
		104,274,315
Metals & mining—0.20%
Alcoa, Inc.	10,510	97,428
Newmont Mining Corp.	97,975	2,670,798
		2,768,226
Multi-utilities—0.50%
Centerpoint Energy, Inc.	70,755	1,740,573
Consolidated Edison, Inc.	13,640	794,121
Dominion Resources, Inc.	30,716	1,958,145
DTE Energy Co.	2,056	142,152
NiSource, Inc.	11,251	354,631
PG&E Corp.	6,078	254,364
Public Service Enterprise Group, Inc.	31,601	1,058,633
TECO Energy, Inc.	16,958	291,169
Wisconsin Energy Corp.	4,923	207,308
		6,801,096
Multiline retail—0.28%
Kohl’s Corp.	4,530	257,304
Macy’s, Inc.	76,120	3,509,893
		3,767,197
Office electronics—0.21%
Xerox Corp.	290,287	2,885,453

Oil, gas & consumable fuels—12.23%
Apache Corp.	37,851	3,361,169
BP PLC, ADR	284,960	13,250,640
Chevron Corp.	16,636	1,995,655
Cimarex Energy Co.	21,925	2,309,799
ConocoPhillips[1]	69,348	5,083,208
CONSOL Energy, Inc.[1]	136,185	4,970,753
Encana Corp.	240,850	4,316,032
EOG Resources, Inc.	19,360	3,453,824
Exxon Mobil Corp.[1]	552,591	49,523,205
Marathon Oil Corp.	453,727	15,998,414
Murphy Oil Corp.	61,035	3,681,631
Occidental Petroleum Corp.	130,241	12,513,555

PACE Select Advisors Trust

PACE Large Co Value Equity Investments

Schedule of investments – October 31, 2013 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Oil, gas & consumable fuels—(concluded)
Peabody Energy Corp.	160,610	3,128,683
Phillips 66	95,658	6,163,245
Royal Dutch Shell PLC, ADR	269,511	17,965,603
Southwestern Energy Co.*	156,950	5,841,679
Spectra Energy Corp.	121,131	4,308,630
Teekay Corp.	22,308	968,837
Tesoro Corp.	17,538	857,433
Ultra Petroleum Corp.*	77,990	1,431,896
Valero Energy Corp.	96,373	3,967,676
		165,091,567
Paper & forest products—0.28%
International Paper Co.	83,839	3,740,058

Pharmaceuticals—5.51%
Abbott Laboratories	134,759	4,925,441
AbbVie, Inc.	60,975	2,954,239
Bristol-Myers Squibb Co.	16,609	872,305
Eli Lilly & Co.	17,428	868,263
Johnson & Johnson	160,081	14,825,101
Merck & Co., Inc.	67,666	3,051,060
Pfizer, Inc.	1,271,342	39,004,773
Sanofi, ADR	148,503	7,941,940
		74,443,122
Professional services—0.01%
The Dun & Bradstreet Corp.	1,764	191,906

Real estate investment trusts—0.75%
American Homes 4 Rent, Class A*	145,419	2,251,086
Equity Residential	65,402	3,424,449
General Growth Properties, Inc.	153,380	3,256,257
Hospitality Properties Trust	2,653	77,945
Kimco Realty Corp.	7,210	154,871
Taubman Centers, Inc.	14,538	956,455
		10,121,063
Real estate management & development—0.21%
Jones Lang LaSalle, Inc.	26,658	2,537,842
Realogy Holdings Corp.*	7,622	313,569
		2,851,411
Road & rail—0.61%
Con-way, Inc.	21,000	865,200
Norfolk Southern Corp.	61,745	5,311,305

PACE Select Advisors Trust

PACE Large Co Value Equity Investments

Schedule of investments – October 31, 2013 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Road & rail—(concluded)
Ryder System, Inc.	30,524	2,009,395
		8,185,900
Semiconductors & semiconductor equipment—1.87%
Broadcom Corp., Class A1	191,488	5,116,559
First Solar, Inc.*	1,270	63,843
Freescale Semiconductor Ltd.*	18,276	282,181
Lam Research Corp.*	23,673	1,283,787
LSI Corp.	385,031	3,265,063
ON Semiconductor Corp.*	416,280	2,938,937
Texas Instruments, Inc.	293,050	12,331,544
		25,281,914
Software—2.69%
CA, Inc.	32,481	1,031,597
Microsoft Corp.	465,884	16,468,999
Oracle Corp.	283,225	9,488,038
Symantec Corp.	408,222	9,282,968
		36,271,602
Specialty retail—1.60%
Bed, Bath & Beyond, Inc.*	48,613	3,758,757
Best Buy Co., Inc.[1]	94,631	4,050,207
Staples, Inc.[2]	852,245	13,738,189
		21,547,153
Thrifts & mortgage finance—0.47%
Hudson City Bancorp, Inc.	310,674	2,789,853
New York Community Bancorp, Inc.	106,354	1,723,998
TFS Financial Corp.*	45,032	546,689
Washington Federal, Inc.	58,748	1,338,279
		6,398,819
Tobacco—0.06%
Reynolds American, Inc.	15,037	772,451

Trading companies & distributors—0.08%
WESCO International, Inc.*	12,130	1,036,630

Wireless telecommunication services—1.31%
Telephone & Data Systems, Inc.	11,141	347,376

PACE Select Advisors Trust

PACE Large Co Value Equity Investments

Schedule of investments – October 31, 2013 (unaudited)

	Number of shares	Value ($)
Common stocks—(concluded)
Wireless telecommunication services—(concluded)
Vodafone Group PLC, ADR	471,600	17,364,312
		17,711,688
Total common stocks (cost—$1,191,074,532)		1,402,808,821

Face amount($)
Repurchase agreement—1.86%
Repurchase agreement dated 10/31/13 with State Street Bank and Trust Co., 0.001% due 11/01/13, collateralized by $14,690,032 Federal Home Loan Mortgage Corp. obligations, 2.060% due 10/17/22 and $11,703,582 Federal National Mortgage Association obligations, 2.170% due 10/17/22; (value—$25,638,948); proceeds: $25,136,001 (cost—$25,136,000)	25,136,000	25,136,000

	Number of shares
Investment of cash collateral from securities loaned—0.01%
Money market fund—0.01%
UBS Private Money Market Fund LLC[3] (cost—$84,364)	84,364	84,364
Total investments before investments sold short (cost—$1,216,294,896)[4]—105.75%		1,428,029,185

Investments sold short—(5.87)%
Building products—(0.04)%
Fortune Brands Home & Security, Inc.	(11,739)	(505,716)

Capital markets—(0.24)%
American Capital Ltd.	(101,183)	(1,417,574)
Ares Capital Corp.	(104,535)	(1,815,773)
		(3,233,347)
Chemicals—(0.11)%
Air Products & Chemicals, Inc.	(5,223)	(569,359)
Rockwood Holdings, Inc.	(12,515)	(791,574)

PACE Select Advisors Trust

PACE Large Co Value Equity Investments

Schedule of investments – October 31, 2013 (unaudited)

	Number of shares	Value ($)
Investments sold short—(continued)
Chemicals—(concluded)
Westlake Chemical Corp.	(1,689)	(181,432)
		(1,542,365)
Commercial banks—(0.08)%
Synovus Financial Corp.	(324,750)	(1,055,437)

Computers & peripherals—(0.16)%
Apple, Inc.	(3,318)	(1,733,157)
SanDisk Corp.	(6,016)	(418,112)
		(2,151,269)
Construction & engineering—(0.05)%
Jacobs Engineering Group, Inc.	(10,712)	(651,504)

Containers & packaging—(0.02)%
Aptargroup, Inc.	(4,118)	(264,211)

Diversified financial services—(0.38)%
ING US, Inc.	(44,659)	(1,385,322)
Leucadia National Corp.	(131,115)	(3,715,799)
		(5,101,121)
Electronic equipment, instruments & components—(0.12)%
Corning, Inc.	(67,984)	(1,161,847)
FLIR Systems, Inc.	(15,365)	(437,595)
		(1,599,442)
Energy equipment & services—(0.06)%
Helmerich & Payne, Inc.	(9,048)	(701,673)

PACE Select Advisors Trust

PACE Large Co Value Equity Investments

Schedule of investments – October 31, 2013 (unaudited)

	Number of shares	Value ($)
Investments sold short—(continued)
Energy equipment & services—(concluded)
McDermott International, Inc.	(16,802)	(118,790)
		(820,463)
Food & staples retailing—(0.16)%
Walgreen Co.	(36,981)	(2,190,754)

Food products—(0.02)%
Tyson Foods, Inc., Class A	(9,901)	(273,961)

Gas utilities—(0.02)%
National Fuel Gas Co.	(4,121)	(294,858)

Health care equipment & supplies—(0.07)%
The Cooper Cos., Inc.	(7,278)	(940,390)

Household durables—(0.02)%
Toll Brothers, Inc.	(7,159)	(235,388)

Independent power producers & energy traders—(0.26)%
NRG Energy, Inc.	(121,321)	(3,461,288)

Insurance—(0.22)%
Alleghany Corp.	(2,371)	(961,251)
Aspen Insurance Holdings Ltd.	(11,834)	(461,644)
Assured Guaranty Ltd.	(25,400)	(520,700)
MBIA, Inc.	(85,654)	(973,886)
		(2,917,481)
Internet software & services—(0.31)%
Yahoo!, Inc.	(127,123)	(4,186,160)

IT services—(0.05)%
Total System Services, Inc.	(21,794)	(650,115)

Machinery—(0.16)%
AGCO Corp.	(24,870)	(1,451,911)
Pentair Ltd.	(10,294)	(690,624)
		(2,142,535)
Media—(0.32)%
Liberty Media Corp., Class A	(2,293)	(350,623)
Sirius XM Radio, Inc.	(649,660)	(2,449,218)

PACE Select Advisors Trust

PACE Large Co Value Equity Investments

Schedule of investments – October 31, 2013 (unaudited)

	Number of shares	Value ($)
Investments sold short—(continued)
Media—(concluded)
Twenty-First Century Fox, Inc., Class A	(45,809)	(1,561,171)
		(4,361,012)
Metals & mining—(0.36)%
Freeport-McMoRan Copper & Gold, Inc.	(96,578)	(3,550,207)
Royal Gold, Inc.	(28,750)	(1,381,150)
		(4,931,357)
Oil, gas & consumable fuels—(0.42)%
Cobalt International Energy, Inc.	(13,613)	(315,958)
Energen Corp.	(4,899)	(383,690)
Gulfport Energy Corp.	(8,651)	(507,727)
Pioneer Natural Resources Co	(21,627)	(4,428,777)
		(5,636,152)
Professional services—(0.21)%
Towers Watson & Co., Class A	(24,966)	(2,866,346)

Real estate investment trusts—(1.50)%
American Capital Agency Corp.	(7,840)	(170,285)
AvalonBay Communities, Inc.	(26,873)	(3,360,469)
Chimera Investment Corp.	(45,566)	(138,065)
Corporate Office Properties Trust	(21,596)	(531,262)
Equity Residential	(54,745)	(2,866,448)
Extra Space Storage, Inc.	(60,816)	(2,796,928)
Prologis, Inc.	(48,090)	(1,921,195)
Public Storage	(5,816)	(971,097)
Realty Income Corp.	(88,235)	(3,674,988)
SL Green Realty Corp.	(8,727)	(825,312)
Two Harbors Investment Corp.	(217,569)	(2,029,919)
UDR, Inc.	(38,511)	(955,458)
		(20,241,426)
Real estate management & development—(0.01)%
The St. Joe Co.	(9,434)	(176,133)

Semiconductors & semiconductor equipment—(0.14)%
Avago Technologies Ltd.	(12,491)	(567,466)
Intel Corp.	(30,192)	(737,590)
Micron Technology, Inc.	(13,704)	(242,287)

PACE Select Advisors Trust

PACE Large Co Value Equity Investments

Schedule of investments – October 31, 2013 (unaudited)

	Number of shares	Value ($)
Investments sold short—(concluded)
Semiconductors & semiconductor equipment—(concluded)
Skyworks Solutions, Inc.	(11,724)	(302,245)
		(1,849,588)
Software—(0.09)%
Rovi Corp.	(2,490)	(41,733)
Zynga, Inc., Class A	(348,441)	(1,250,903)
		(1,292,636)
Specialty retail—(0.16)%
Abercrombie & Fitch Co., Class A	(41,495)	(1,555,233)
American Eagle Outfitters, Inc.	(22,448)	(347,719)
Signet Jewelers Ltd.	(3,905)	(291,547)
		(2,194,499)
Trading companies & distributors—(0.06)%
MRC Global, Inc.	(27,867)	(778,883)

Wireless telecommunication services—(0.05)%
T-Mobile US, Inc.*	(26,964)	(747,712)
Total investments sold short (proceeds—$75,367,168)		(79,293,549)
Other assets in excess of liabilities—0.12%		1,647,466
Net assets—100.00%		1,350,383,102

For a listing of defined portfolio acronyms that are used throughout the Schedule of investments as well as the tables that follow, please refer to the end of the last Portfolio.

Aggregate cost for federal income tax purposes before investments sold short was substantially the same as for book purposes; and net unrealized appreciation consisted of:

Gross unrealized appreciation	$220,697,012
Gross unrealized depreciation	(8,962,723)
Net unrealized appreciation	$211,734,289

PACE Select Advisors Trust

PACE Large Co Value Equity Investments

Schedule of investments – October 31, 2013 (unaudited)

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of October 31, 2013 in valuing the Portfolio’s investments:

	Unadjusted quoted prices in active markets for identical investments (Level 1) ($)	Other significant observable inputs (Level 2) ($)	Unobservable inputs (Level 3) ($)	Total ($)

Common stocks	1,402,808,821	—	—	1,402,808,821
Repurchase agreement	—	25,136,000	—	25,136,000
Investment of cash collateral from securities loaned	—	84,364	—	84,364
Investments sold short	(79,293,549)	—	—	(79,293,549)
Total	1,323,515,272	25,220,364	—	1,348,735,636

At October 31, 2013, there were no transfers between Level 1 and Level 2.

Issuer breakdown by country or terrotory of origin

	Percentage of total investments
Investments before investments sold short	before investments sold short (%)
United States	89.0
United Kingdom	3.8
Bermuda	2.0
Ireland	1.5
Switzerland	1.1
Canada	0.6
France	0.5
Curacao	0.4
Jersey	0.4
Germany	0.3
Netherlands	0.2
Marshall Islands	0.1
Guernsey	0.1
Panama	0.0	†
Total	100.0

Percentage of total
Investments sold short	investments sold short (%)
United States	(96.7)
Bermuda	(1.6)
Switzerland	(0.9)
Singapore	(0.7)
Panama	(0.1)
Total	(100.0)

Portfolio footnotes

†                                         Amount represents less than 0.05%

*                                         Non-income producing security.

1                                         Security, or portion thereof, pledged as collateral for investments sold short.  In addition, the Portfolio deposited cash in the amount of $27,218,749 in a segregated account to cover collateral requirements in connection with securities sold short.

2                                         Security, or portion thereof, was on loan at October 31, 2013.

PACE Select Advisors Trust

PACE Large Co Value Equity Investments

Schedule of investments – October 31, 2013 (unaudited)

3                                         The table below details the Portfolio’s transaction activity in an affiliated issuer during the three months ended October 31, 2013. The investment manager earns a management fee from UBS Private Money Market Fund LLC. Please see the Notes to financial statements in the most recent shareholder report for further information.

Net income
		Purchases	Sales		earned from
		during the	during the		affiliate for the
		three months	three months		three months
	Value at	ended	ended	Value at	ended
Security description	07/31/13 ($)	10/31/13 ($)	10/31/13 ($)	10/31/13 ($)	10/31/13 ($)
UBS Private Money Market Fund LLC	2,009,700	58,393,217	60,318,553	84,364	3

4                                         Includes $3,676,028 of investments in securities on loan, at value plus accrued interest and dividends, if any. The Portfolio includes cash collateral of $84,364 and non-cash collateral of $3,620,549.

For more information regarding the Portfolio’s other significant accounting policies, please refer to the Portfolio’s annual report to shareholders dated July 31, 2013.

PACE Select Advisors Trust

PACE Large Co Growth Equity Investments

Schedule of investments – October 31, 2013 (unaudited)

	Number of shares	Value ($)
Common stocks—95.98%
Aerospace & defense—6.49%
Honeywell International, Inc.	348,794	30,250,904
TransDigm Group, Inc.	195,079	28,366,437
United Technologies Corp.	228,903	24,320,944
		82,938,285
Beverages—1.58%
PepsiCo, Inc.	240,313	20,207,920

Biotechnology—5.95%
Alexion Pharmaceuticals, Inc.*	11,900	1,481,136
Biogen Idec, Inc.*	65,430	15,977,352
Celgene Corp.*	144,875	21,512,489
Gilead Sciences, Inc.*	307,570	21,834,394
Regeneron Pharmaceuticals, Inc.*	52,993	15,240,787
		76,046,158
Capital markets—1.81%
TD Ameritrade Holding Corp.	464,365	12,658,590
The Goldman Sachs Group, Inc.	65,562	10,546,303
		23,204,893
Chemicals—1.67%
Monsanto Co.	114,778	12,037,916
Syngenta AG, ADR	115,225	9,304,419
		21,342,335
Communications equipment—3.04%
QUALCOMM, Inc.	558,802	38,819,975

Computers & peripherals—4.20%
Apple, Inc.	64,282	33,577,703
EMC Corp.	836,715	20,139,730
		53,717,433
Consumer finance—0.69%
Capital One Financial Corp.	127,808	8,776,575

Diversified financial services—1.86%
CME Group, Inc.	134,850	10,007,219
IntercontinentalExchange, Inc.*,1	71,625	13,804,286
		23,811,505
Food & staples retailing—2.79%
Walgreen Co.	346,950	20,553,318

PACE Select Advisors Trust

PACE Large Co Growth Equity Investments

Schedule of investments – October 31, 2013 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Food & staples retailing—(concluded)
Whole Foods Market, Inc.	239,116	15,095,393
		35,648,711
Food products—1.86%
Mondelez International, Inc., Class A	708,566	23,836,160

Health care providers & services—0.55%
Express Scripts Holding Co.*	112,659	7,043,441

Hotels, restaurants & leisure—3.32%
Las Vegas Sands Corp.	193,677	13,599,999
Starbucks Corp.	356,509	28,895,054
		42,495,053
Household products—1.28%
The Procter & Gamble Co.	203,148	16,404,201

Insurance—4.91%
Berkshire Hathaway, Inc., Class B*	307,676	35,407,354
Markel Corp.*	27,512	14,572,281
The Progressive Corp.	494,425	12,840,217
		62,819,852
Internet & catalog retail—5.76%
Amazon.com, Inc.*	42,406	15,437,056
Liberty Interactive Corp., Class A*	819,325	22,089,002
priceline.com, Inc.*	34,270	36,114,754
		73,640,812
Internet software & services—7.89%
eBay, Inc.*	267,100	14,078,841
Facebook, Inc., Class A*	241,279	12,126,683
Google, Inc., Class A*	59,123	60,930,981
LinkedIn Corp., Class A*	15,370	3,437,808
VeriSign, Inc.*	190,875	10,360,695
		100,935,008
IT services—8.15%
Alliance Data Systems Corp.*,1	63,320	15,010,639
MasterCard, Inc., Class A	63,980	45,880,058
Teradata Corp.*	323,036	14,236,197
VeriFone Systems, Inc.*	148,550	3,366,143

PACE Select Advisors Trust

PACE Large Co Growth Equity Investments

Schedule of investments – October 31, 2013 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
IT services—(concluded)
Visa, Inc., Class A	131,075	25,778,520
		104,271,557
Machinery—0.81%
Flowserve Corp.	148,246	10,298,650

Media—2.37%
Comcast Corp., Special Class A	360,622	16,696,799
Twenty-First Century Fox, Inc., Class A	397,493	13,546,561
		30,243,360
Oil, gas & consumable fuels—6.69%
Cabot Oil & Gas Corp.	395,651	13,974,393
EOG Resources, Inc.	137,225	24,480,940
Kinder Morgan, Inc.	520,090	18,364,378
Occidental Petroleum Corp.	298,914	28,719,657
		85,539,368
Pharmaceuticals—3.78%
Allergan, Inc.	316,620	28,688,938
Novo Nordisk A/S, ADR	63,950	10,658,547
Perrigo Co.[1]	65,400	9,018,006
		48,365,491
Real estate investment trusts—2.48%
American Tower Corp.	399,105	31,668,982

Road & rail—1.54%
Kansas City Southern	162,460	19,742,139

Semiconductors & semiconductor equipment—1.31%
ARM Holdings PLC, ADR	245,655	11,592,459
ASML Holding N.V.	54,898	5,195,547
		16,788,006
Software—6.50%
Adobe Systems, Inc.*	318,075	17,239,665
Intuit, Inc.	197,675	14,115,972
Microsoft Corp.	487,400	17,229,590
Oracle Corp.	720,410	24,133,735
Salesforce.com, Inc.*	194,739	10,391,273
		83,110,235
Specialty retail—2.71%
L Brands, Inc.	270,025	16,906,265
Sally Beauty Holdings, Inc.*	211,425	5,564,706

PACE Select Advisors Trust

PACE Large Co Growth Equity Investments

Schedule of investments – October 31, 2013 (unaudited)

	Number of shares	Value ($)
Common stocks—(concluded)
Specialty retail—(concluded)
The Home Depot, Inc.	156,736	12,208,167
		34,679,138
Textiles, apparel & luxury goods—2.18%
Michael Kors Holdings Ltd.*	96,662	7,438,141
Nike, Inc., Class B	269,527	20,419,366
		27,857,507
Wireless telecommunication services—1.81%
Crown Castle International Corp.*	305,100	23,193,702
Total common stocks (cost—$903,916,245)		1,227,446,452

	Number of warrants
Warrants—0.05%
Oil, gas & consumable fuel - 0.05%
Kinder Morgan, Inc., strike price $40.00, expires 05/25/17* (cost—$294,616)	154,654	661,919

	Face amount ($)
Repurchase agreement—3.83%
Repurchase agreement dated 10/31/13 with State Street Bank and Trust Co., 0.001% due 11/01/13, collateralized by $28,624,992 Federal Home Loan Mortgage Corp. obligations, 2.060% due 10/17/22 and $22,805,595 Federal National Mortgage Association obligations, 2.170% due 10/17/22; (value—$49,960,044); proceeds: $48,980,001 (cost—$48,980,000)	48,980,000	48,980,000

	Number of shares
Investment of cash collateral from securities loaned—0.26%
Money market fund—0.26%
UBS Private Money Market Fund LLC[2] (cost—$3,325,792)	3,325,792	3,325,792
Total investments (cost—$956,516,653)[3]—100.12%		1,280,414,163
Liabilities in excess of other assets—(0.12)%		(1,579,317)
Net assets—100.00%		1,278,834,846

For a listing of defined portfolio acronyms that are used throughout the Schedule of investments as well as the tables that follow, please refer to the end of the last Portfolio.

PACE Select Advisors Trust

PACE Large Co Growth Equity Investments

Schedule of investments – October 31, 2013 (unaudited)

Aggregate cost for federal income tax purposes was substantially the same for book purposes; and net unrealized appreciation consisted of:

Gross unrealized appreciation	$329,929,402
Gross unrealized depreciation	(6,031,892)
Net unrealized appreciation	$323,897,510

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of October 31, 2013 in valuing the Portfolio’s investments:

	Unadjusted quoted prices in active markets for identical investments (Level 1) ($)	Other significant observable inputs (Level 2) ($)	Unobservable inputs (Level 3) ($)	Total ($)
Common stocks	1,227,446,452	—	—	1,227,446,452
Warrants	661,919	—	—	661,919
Repurchase agreement	—	48,980,000	—	48,980,000
Investment of cash collateral from securities loaned	—	3,325,792	—	3,325,792
Total	1,228,108,371	52,305,792	—	1,280,414,163

At October 31, 2013, there were no transfers between Level 1 and Level 2.

Issuer breakdown by country or territory of origin

Percentage of total investments (%)
United States	96.6
United Kingdom	0.9
Denmark	0.8
Switzerland	0.7
British Virgin Islands	0.6
Netherlands	0.4
Total	100.0

PACE Select Advisors Trust

PACE Large Co Growth Equity Investments

Schedule of investments – October 31, 2013 (unaudited)

Portfolio footnotes

*	Non-income producing security.
1	Security, or portion thereof, was on loan at October 31, 2013.
2

The table below details the Portfolio’s transaction activity in an affiliated issuer during the three months ended October 31, 2013. The investment manager earns a management fee from UBS Private Money Market Fund LLC. Please see the Notes to financial statements in the most recent shareholder report for further information.

Net income
		Purchases	Sales		earned from
		during the	during the		affiliate for the
	Value at	three months	three months	Value at	three months
Security description	07/31/13 ($)	ended 10/31/13 ($)	ended 10/31/13 ($)	10/31/13 ($)	ended 10/31/13 ($)
UBS Private Money Market Fund LLC	22,558,968	39,509,115	58,742,291	3,325,792	532

3

Includes $17,092,625 of investments in securities on loan, at value plus accrued interest and dividends, if any. The Portfolio includes cash collateral of $3,325,792 and non-cash collateral of $13,931,063.

For more information regarding the Portfolio’s other significant accounting policies, please refer to the Portfolio’s annual report to shareholders dated July 31, 2013.

PACE Select Advisors Trust

PACE Small/Medium Co Value Equity Investments

Schedule of investments – October 31, 2013 (unaudited)

	Number of shares	Value ($)
Common stocks—95.35%
Aerospace & defense—0.21%
Alliant Techsystems, Inc.	10,275	1,118,639

Air freight & logistics—1.03%
Expeditors International of Washington, Inc.	119,000	5,389,510

Airlines—0.48%
JetBlue Airways Corp.*	165,850	1,175,877
US Airways Group, Inc.*,1	59,725	1,312,158
		2,488,035
Auto components—1.73%
Dana Holding Corp.	76,750	1,504,300
Drew Industries, Inc.	33,950	1,706,327
Lear Corp.	17,650	1,365,934
Stoneridge, Inc.*	180,525	2,303,499
TRW Automotive Holdings Corp.*	19,150	1,438,356
Visteon Corp.*	9,425	726,573
		9,044,989
Automobiles—0.63%
Thor Industries, Inc.	56,600	3,283,366

Beverages—0.50%
Treasury Wine Estates Ltd., ADR[1]	576,800	2,595,600

Biotechnology—0.23%
Myriad Genetics, Inc.*,1	49,200	1,199,496

Capital markets—3.01%
Ares Capital Corp.	129,700	2,252,889
Cohen & Steers, Inc.[1]	56,200	2,155,832
E*TRADE Financial Corp.*	101,800	1,721,438
Eaton Vance Corp.	177,275	7,411,867
Evercore Partners, Inc., Class A	14,925	753,265
Waddell & Reed Financial, Inc. Class A	23,125	1,427,969
		15,723,260
Chemicals—1.17%
FutureFuel Corp.	1,025	17,845
Huntsman Corp.	141,500	3,285,630
Methanex Corp.	47,975	2,790,226
		6,093,701
Commercial banks—5.19%
Associated Banc-Corp	151,500	2,463,390
Cathay General Bancorp	55,500	1,366,965
Hancock Holding Co.	66,000	2,163,480
Huntington Bancshares, Inc.	290,000	2,552,000

PACE Select Advisors Trust

PACE Small/Medium Co Value Equity Investments

Schedule of investments – October 31, 2013 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Commercial banks—(concluded)
KeyCorp	121,075	1,517,070
MB Financial, Inc.	73,375	2,179,238
Prosperity Bancshares, Inc.	36,900	2,304,405
Regions Financial Corp.	544,075	5,239,442
TCF Financial Corp.	108,000	1,639,440
Umpqua Holdings Corp.[1]	187,650	3,071,830
Zions Bancorporation	93,000	2,638,410
		27,135,670
Commercial services & supplies—2.69%
ABM Industries, Inc.	54,675	1,504,109
Herman Miller, Inc.	61,500	1,865,910
KAR Auction Services, Inc.	185,200	5,504,144
Schawk, Inc.	94,200	1,377,204
Tetra Tech, Inc.*	70,650	1,846,085
United Stationers, Inc.	44,250	1,966,470
		14,063,922
Communications equipment—1.27%
ARRIS Group, Inc.*	44,850	801,021
Brocade Communications Systems, Inc.*	207,800	1,666,556
Finisar Corp.*	131,675	3,029,842
Plantronics, Inc.	26,000	1,116,440
		6,613,859
Computers & peripherals—0.95%
Avid Technology, Inc.*	259,500	1,933,275
Diebold, Inc.	101,850	3,051,426
		4,984,701
Construction & engineering—1.22%
EMCOR Group, Inc.	74,805	2,772,273
Pike Electric Corp.	331,450	3,582,975
		6,355,248
Construction materials—0.21%
Texas Industries, Inc.*	20,184	1,083,881

Consumer finance—1.40%
Essent Group Ltd.*	65,944	1,384,824
First Cash Financial Services, Inc.*	97,800	5,915,922
		7,300,746
Containers & packaging—1.69%
AptarGroup, Inc.	40,400	2,592,064
Berry Plastics Group, Inc.*	43,722	877,938
Graphic Packaging Holding Co.*	477,100	4,007,640

PACE Select Advisors Trust

PACE Small/Medium Co Value Equity Investments

Schedule of investments – October 31, 2013 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Containers & packaging—(concluded)
Silgan Holdings, Inc.	30,450	1,372,381
		8,850,023
Diversified financial services—0.08%
ING US, Inc.	13,425	416,444

Diversified telecommunication services—0.20%
General Communication, Inc., Class A*	112,000	1,065,120

Electric utilities—0.97%
Cleco Corp.	62,625	2,902,043
Westar Energy, Inc.[1]	67,800	2,143,158
		5,045,201
Electrical equipment—0.60%
Generac Holdings, Inc.	64,000	3,158,400

Electronic equipment, instruments & components—1.97%
Avnet, Inc.	58,525	2,323,442
Checkpoint Systems, Inc.*	113,725	1,935,600
Cognex Corp.	78,600	2,456,250
Jabil Circuit, Inc.	172,100	3,590,006
		10,305,298
Energy equipment & services—3.59%
CARBO Ceramics, Inc.[1]	49,800	6,241,932
Dresser-Rand Group, Inc.*	77,000	4,679,290
Forum Energy Technologies, Inc.*	102,800	3,007,928
Helix Energy Solutions Group, Inc.*	93,340	2,208,424
Parker Drilling Co.*	363,175	2,614,860
		18,752,434
Food & staples retailing—1.37%
Rite Aid Corp.*	507,325	2,704,042
SUPERVALU, Inc.*,1	458,275	3,221,673
Village Super Market, Inc., Class A	33,900	1,242,774
		7,168,489
Food products—1.48%
Brooklyn Cheesecake & Deserts Co., Inc.*,2	4,355	2,221
Dean Foods Co.*	169,950	3,314,025
Flowers Foods, Inc.	102,100	2,587,214
J&J Snack Foods Corp.	21,350	1,826,920
		7,730,380
Gas utilities—1.48%
Atmos Energy Corp.	68,275	3,022,534

PACE Select Advisors Trust

PACE Small/Medium Co Value Equity Investments

Schedule of investments – October 31, 2013 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Gas utilities—(concluded)
Questar Corp.	200,000	4,732,000
		7,754,534
Health care equipment & supplies—1.11%
Integra LifeSciences Holdings*	18,150	830,907
NuVasive, Inc.*	75,750	2,407,335
STERIS Corp.	56,200	2,539,678
		5,777,920
Health care providers & services—2.53%
AMN Healthcare Services, Inc.*	221,850	2,750,940
Centene Corp.*	34,600	1,943,136
Omnicare, Inc.	49,825	2,747,849
Owens & Minor, Inc.[1]	33,025	1,235,795
Patterson Cos., Inc.	107,000	4,548,570
		13,226,290
Health care technology—1.06%
Computer Programs & Systems, Inc.	69,400	3,958,576
MedAssets, Inc.*	67,950	1,564,888
		5,523,464
Hotels, restaurants & leisure—1.22%
MGM Resorts International*	23,225	442,204
Six Flags Entertainment Corp.	90,000	3,384,900
The Wendy’s Co.	295,550	2,568,329
		6,395,433
Household durables—1.70%
Mohawk Industries, Inc.*	17,830	2,361,048
Taylor Morrison Home Corp., Class A*	133,450	2,967,928
The Ryland Group, Inc.	49,500	1,989,900
Whirlpool Corp.	10,875	1,587,859
		8,906,735
Household products—0.83%
WD-40 Co.	59,700	4,327,653

Insurance—3.91%
Everest Re Group, Ltd.	18,840	2,896,461
HCC Insurance Holdings, Inc.	87,075	3,974,974
Lincoln National Corp.	86,900	3,946,129
RLI Corp.	54,100	5,111,368
Unum Group	21,550	683,997

PACE Select Advisors Trust

PACE Small/Medium Co Value Equity Investments

Schedule of investments – October 31, 2013 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Insurance—(concluded)
Validus Holdings Ltd.	97,275	3,840,417
		20,453,346
Internet & catalog retail—0.61%
Blue Nile, Inc.*	33,250	1,365,578
Orbitz Worldwide, Inc.*	196,700	1,817,508
		3,183,086
Internet software & services—0.52%
Web.com Group, Inc.*	100,625	2,711,844

IT services—4.68%
Computer Services, Inc.	79,000	2,547,750
EVERTEC, Inc.	87,742	2,058,427
Jack Henry & Associates, Inc.	124,900	6,820,789
Syntel, Inc.	85,800	7,365,072
VeriFone Systems, Inc.*	249,500	5,653,670
		24,445,708
Life sciences tools & services—1.57%
Affymetrix, Inc.*,1	193,800	1,370,166
Bio-Rad Laboratories, Inc., Class A*	25,000	3,088,000
Charles River Laboratories International, Inc.*	40,300	1,983,163
Waters Corp.*	17,700	1,786,284
		8,227,613
Machinery—6.28%
AGCO Corp.	47,125	2,751,158
Graco, Inc.	57,100	4,411,546
Harsco Corp.	88,500	2,467,380
IDEX Corp.	50,400	3,485,160
Lincoln Electric Holdings, Inc.	58,400	4,043,616
RBC Bearings, Inc.*	83,500	5,743,965
Snap-on, Inc.	38,000	3,954,660
SPX Corp.	11,875	1,077,181
Terex Corp.*	32,775	1,145,486
Trinity Industries, Inc.	17,725	897,417
Wabtec Corp.	44,000	2,868,360
		32,845,929
Marine—0.56%
Kirby Corp.*	20,300	1,796,347

PACE Select Advisors Trust

PACE Small/Medium Co Value Equity Investments

Schedule of investments – October 31, 2013 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Marine—(concluded)
Safe Bulkers, Inc.	152,825	1,140,075
		2,936,422
Media—0.41%
Gannett Co., Inc.	78,025	2,158,952

Metals & mining—1.14%
Steel Dynamics, Inc.	223,725	4,020,338
Walter Energy, Inc.[1]	120,400	1,913,156
		5,933,494

Multi-utilities—1.12%
Ameren Corp.	80,850	2,925,153
CMS Energy Corp.	107,150	2,942,339
		5,867,492
Oil, gas & consumable fuels—3.76%
Bill Barrett Corp.*	59,600	1,649,132
Cimarex Energy Co.	26,500	2,791,775
Newfield Exploration Co.*	108,525	3,304,586
Oasis Petroleum, Inc.*	61,500	3,274,875
Peabody Energy Corp.	191,175	3,724,089
Tesoro Corp.	21,100	1,031,579
Whiting Petroleum Corp.*	58,050	3,882,965
		19,659,001
Pharmaceuticals—0.13%
Jazz Pharmaceuticals PLC*	7,650	694,161

Professional services—2.02%
Korn/Ferry International*	105,000	2,499,000
Manpowergroup, Inc.	55,075	4,301,357
Resources Connection, Inc.	215,500	2,749,780
Towers Watson & Co., Class A	8,950	1,027,550
		10,577,687
Real estate investment trusts—7.46%
BioMed Realty Trust, Inc.	171,400	3,414,288
Brandywine Realty Trust	271,275	3,860,243
CBL & Associates Properties, Inc.	171,894	3,405,220
CommonWealth REIT	72,500	1,766,825
CubeSmart	160,000	2,923,200
DuPont Fabros Technology, Inc.[1]	92,450	2,297,383
EPR Properties	81,000	4,160,970
Hudson Pacific Properties, Inc.	85,050	1,759,685
Kilroy Realty Corp.	56,175	2,986,263
Liberty Property Trust	108,950	4,051,850
NorthStar Realty Finance Corp.	182,125	1,699,226

PACE Select Advisors Trust

PACE Small/Medium Co Value Equity Investments

Schedule of investments – October 31, 2013 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Real estate investment trusts—(concluded)
PennyMac Mortgage Investment Trust	151,450	3,493,952
Redwood Trust, Inc.[1]	179,500	3,144,840
		38,963,945
Real estate management & development—0.99%
CBRE Group, Inc., Class A*	25,000	580,750
Jones Lang LaSalle, Inc.	48,000	4,569,600
		5,150,350
Road & rail—1.97%
AMERCO	5,170	1,043,978
Arkansas Best Corp.	86,800	2,375,716
Landstar System, Inc.	88,150	4,873,814
Swift Transportation Co.*,1	92,600	2,017,754
		10,311,262
Semiconductors & semiconductor equipment—3.12%
ATMI, Inc.*	61,500	1,681,410
International Rectifier Corp.*	105,400	2,744,616
Lam Research Corp.*	58,625	3,179,234
Linear Technology Corp.	119,400	4,912,116
NXP Semiconductor NV*	60,450	2,546,154
Skyworks Solutions, Inc.*	49,000	1,263,220
		16,326,750
Software—2.03%
AVG Technologies NV*	23,925	480,892
FactSet Research Systems, Inc.[1]	44,400	4,836,936
Informatica Corp.*	84,200	3,250,120
TiVo, Inc.*	152,275	2,023,735
		10,591,683
Specialty retail—5.93%
Abercrombie & Fitch Co., Class A	91,000	3,410,680
Advance Auto Parts, Inc.	58,800	5,831,784
Ascena Retail Group, Inc.*	179,500	3,552,305
Chico’s FAS, Inc.	181,100	3,105,865
DSW, Inc., Class A	22,550	1,976,959
Guess?, Inc.	29,400	918,750
OfficeMax, Inc.[1]	328,269	4,917,470
Penske Automotive Group, Inc.	56,025	2,219,710
Ross Stores, Inc.	52,200	4,037,670

PACE Select Advisors Trust

PACE Small/Medium Co Value Equity Investments

Schedule of investments – October 31, 2013 (unaudited)

	Number of shares	Value ($)
Common stocks—(concluded)
Specialty retail—(concluded)
The Children’s Place Retail Stores, Inc.*	19,200	1,048,128
		31,019,321
Textiles, apparel & luxury goods—0.54%
The Jones Group Inc.	181,000	2,812,740

Thrifts & mortgage finance—0.61%
Nationstar Mortgage Holdings, Inc.*,1	61,925	3,177,991

Trading companies & distributors—2.19%
AerCap Holdings NV*	341,750	6,934,107
MSC Industrial Direct Co, Inc.	58,900	4,498,193
		11,432,300
Total common stocks (cost—$409,654,069)		498,359,518

Investment company—0.69%
iShares Russell 2000 Value ETF (cost—$3,444,559)[1]	38,000	3,594,040

Face amount ($)
Repurchase agreement—3.88%
Repurchase agreement dated 10/31/13 with State Street Bank and Trust Co., 0.001% due 11/01/13, collateralized by $11,867,858 Federal Home Loan Mortgage Corp. obligations, 2.060% due 10/17/22 and $9,455,149 Federal National Mortgage Association obligations, 2.170% due 10/17/22; (value—$20,713,324); proceeds: $20,307,001 (cost—$20,307,000)	20,307,000	20,307,000

	Number of shares
Investment of cash collateral from securities loaned—6.79%
Money market fund—6.79%
UBS Private Money Market Fund LLC[3] (cost—$35,499,793)	35,499,793	35,499,793
Total investments (cost—$468,905,421)[4]—106.71%		557,760,351
Liabilities in excess of other assets—(6.71)%		(35,075,225)
Net assets—100.00%		522,685,126

For a listing of defined portfolio acronyms that are used throughout the Schedule of investments as well as the tables that follow, please refer to the end of the last Portfolio.

Aggregate cost for federal income tax purposes was substantially the same for book purposes; and net unrealized appreciation consisted of:

PACE Select Advisors Trust

PACE Small/Medium Co Value Equity Investments

Schedule of investments – October 31, 2013 (unaudited)

Gross unrealized appreciation	$94,180,870
Gross unrealized depreciation	(5,325,940)
Net unrealized appreciation	$88,854,930

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of October 31, 2013 in valuing the Portfolio’s investments:

	Unadjusted quoted prices in active markets for identical investments (Level 1) ($)	Other significant observable inputs (Level 2) ($)	Unobservable inputs (Level 3) ($)	Total ($)
Common stocks	498,357,297	—	2,221	498,359,518
Investment company	3,594,040	—	—	3,594,040
Repurchase agreement	—	20,307,000	—	20,307,000
Investment of cash collateral from securities loaned	—	35,499,793	—	35,499,793
Total	501,951,337	55,806,793	2,221	557,760,351

At October 31, 2013, there were no transfers between Level 1 and Level 2.

The following is a rollforward of the Portfolio’s investment that was valued using unobservable inputs (Level 3) for the three months ended October 31, 2013:

Common stock ($)
Beginning balance	871
Purchases	—
Sales	—
Accrued discounts/(premiums)	—
Total realized gain/(loss)	—
Net change in unrealized appreciation/depreciation	1,350
Transfers into Level 3	—
Transfers out of Level 3	—
Ending balance	2,221

The change in net unrealized appreciation/depreciation relating to the Level 3 investment held at October 31, 2013 was $1,350.

PACE Select Advisors Trust

PACE Small/Medium Co Value Equity Investments

Schedule of investments – October 31, 2013 (unaudited)

Issuer breakdown by country or territory of origin

Percentage of total investments (%)
United States	95.1
Netherlands	1.8
Bermuda	1.4
Canada	0.5
Australia	0.5
Puerto Rico	0.4
Marshall Islands	0.2
Ireland	0.1
Total	100.0

Portfolio footnotes

*                                         Non-income producing security.

1                                         Security, or portion thereof, was on loan at October 31, 2013.

2                                         Illiquid security representing 0.00% of net assets as of October 31, 2013.

3                                         The table below details the Portfolio’s transaction activity in an affiliated issuer during the three months ended October 31, 2013. The investment manager earns a management fee from UBS Private Money Market Fund LLC. Please see the Notes to financial statements in the most recent shareholder report for further information.

Net income
		Purchases	Sales		earned from
		during the	during the		affiliate for the
		three months	three months		three months
	Value at	ended	ended	Value at	ended
Security description	07/31/13 ($)	10/31/13 ($)	10/31/13 ($)	10/31/13 ($)	10/31/13 ($)
UBS Private Money Market Fund LLC	30,367,763	64,497,377	59,365,347	35,499,793	660

4                                         Includes $35,760,925 of investments in securities on loan, at value plus accrued interest and dividends, if any. The Portfolio includes cash collateral of $35,499,793 and non-cash collateral of $39,366.

For more information regarding the Portfolio’s other significant accounting policies, please refer to the Portfolio’s annual report to shareholders dated July 31, 2013

PACE Select Advisors Trust

PACE Small/Medium Co Growth Equity Investments

Schedule of investments – October 31, 2013 (unaudited)

	Number of shares	Value ($)
Common stocks—96.08%
Aerospace & defense—2.37%
BE Aerospace, Inc.*	56,868	4,615,407
Hexcel Corp.*	77,810	3,292,141
TransDigm Group, Inc.	13,871	2,016,982
Triumph Group, Inc.	39,320	2,817,278
		12,741,808
Air freight & logistics—1.08%
Forward Air Corp.	31,930	1,292,526
Hub Group, Inc., Class A*	77,600	2,850,248
XPO Logistics, Inc.*,1	81,350	1,641,643
		5,784,417
Auto components—1.21%
Dorman Products, Inc.	35,650	1,732,947
Gentex Corp.	101,682	2,993,518
Tenneco, Inc.*	33,820	1,794,827
		6,521,292
Biotechnology—1.65%
ACADIA Pharmaceuticals, Inc.*,1	97,850	2,224,130
Cepheid, Inc.*	108,295	4,409,772
Medivation, Inc.*	37,810	2,263,307
		8,897,209
Building products—0.32%
A.O. Smith Corp.	33,568	1,733,787

Capital markets—3.21%
Affiliated Managers Group, Inc.*	32,362	6,389,553
Financial Engines, Inc.	102,115	5,705,165
HFF, Inc., Class A	43,386	1,065,127
Lazard Ltd., Class A	62,205	2,404,223
WisdomTree Investments, Inc.*	122,068	1,696,745
		17,260,813
Chemicals—2.45%
Axiall Corp.	49,960	1,942,945
Balchem Corp.	32,274	1,848,009
FMC Corp.	58,133	4,229,757
H.B. Fuller Co.	108,231	5,181,018
		13,201,729
Commercial banks—0.96%
PrivateBancorp, Inc.	76,049	1,852,554

PACE Select Advisors Trust

PACE Small/Medium Co Growth Equity Investments

Schedule of investments – October 31, 2013 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Commercial banks—(concluded)
Signature Bank*	32,289	3,287,666
		5,140,220
Commercial services & supplies—4.97%
Clean Harbors, Inc.*	60,560	3,739,580
CyrusOne, Inc.	96,327	1,877,413
Innerworkings, Inc.*	127,480	1,219,984
Mobile Mini, Inc.*	87,765	3,170,072
Portfolio Recovery Associates, Inc.*	121,467	7,221,213
Ritchie Brothers Auctioneers, Inc.[1]	143,210	2,835,558
Rollins, Inc.	141,500	3,911,060
Waste Connections, Inc.	64,380	2,751,601
		26,726,481
Communications equipment—0.24%
Digi International, Inc.*	129,395	1,304,302

Computers & peripherals—0.62%
Stratasys Ltd.*	23,320	2,640,524
Synaptics, Inc.*	15,131	703,591
		3,344,115
Consumer finance—0.66%
Cardtronics, Inc.*	54,709	2,147,328
Encore Capital Group, Inc.*,1	28,599	1,397,061
		3,544,389
Distributors—0.54%
LKQ Corp.*	88,284	2,916,021

Diversified consumer services—1.68%
Bright Horizons Family Solutions, Inc.*	48,690	1,813,702
Grand Canyon Education, Inc.*	121,795	5,757,250
K12, Inc.*	79,175	1,447,319
		9,018,271
Diversified financial services—0.57%
CBOE Holdings, Inc.	36,825	1,786,013
MarketAxess Holdings, Inc.	19,932	1,300,164
		3,086,177
Diversified telecommunication services—0.31%
Cogent Communications Group, Inc.	47,585	1,671,661

Electronic equipment, instruments & components—2.17%
Belden, Inc.	35,720	2,402,527
Coherent, Inc.	50,759	3,359,738
FEI Co.	22,003	1,960,027

PACE Select Advisors Trust

PACE Small/Medium Co Growth Equity Investments

Schedule of investments – October 31, 2013 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Electronic equipment, instruments & components—(concluded)
National Instruments Corp.	136,635	3,969,247
		11,691,539
Energy equipment & services—1.20%
Core Laboratories N.V.	8,168	1,529,213
Dril-Quip, Inc.*	9,235	1,084,374
Geospace Technologies Corp.*	16,917	1,648,054
Oceaneering International, Inc.	25,825	2,217,851
		6,479,492
Food & staples retailing—1.10%
The Fresh Market, Inc.*	35,341	1,799,210
United Natural Foods, Inc.*	57,738	4,125,380
		5,924,590
Food products—1.34%
Boulder Brands, Inc.*	86,591	1,419,227
The Hain Celestial Group, Inc.*	53,660	4,466,122
WhiteWave Foods Co., Class A*	66,748	1,335,627
		7,220,976
Health care equipment & supplies—5.44%
Abaxis, Inc.	50,778	1,814,298
Align Technology, Inc.*	41,138	2,347,334
Cyberonics, Inc.*	33,719	1,947,610
DexCom, Inc.*	123,195	3,539,392
Endologix, Inc.*	195,454	3,531,854
Neogen Corp.*	79,478	3,673,450
Sirona Dental Systems, Inc.*	39,644	2,864,279
The Cooper Cos., Inc.	25,318	3,271,339
Thoratec Corp.*	80,770	3,488,456
West Pharmaceutical Services, Inc.	57,320	2,771,422
		29,249,434
Health care providers & services—6.57%
Acadia Healthcare Co., Inc.*	107,190	4,647,758
Bio-Reference Laboratories, Inc.*,1	78,779	2,553,227
Chemed Corp.[1]	46,840	3,176,689
Envision Healthcare Holdings, Inc.*	84,750	2,461,988
ExamWorks Group, Inc.*	53,343	1,378,917
HMS Holdings Corp.*	69,730	1,473,395
IPC The Hospitalist Co.*	65,652	3,597,073
Magellan Health Services, Inc.*	60,175	3,532,273
MEDNAX, Inc.*	34,675	3,780,268
MWI Veterinary Supply, Inc.*	19,009	3,015,588
Team Health Holdings, Inc.*	33,887	1,472,051
VCA Antech, Inc.*	42,165	1,199,594

PACE Select Advisors Trust

PACE Small/Medium Co Growth Equity Investments

Schedule of investments – October 31, 2013 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Health care providers & services—(concluded)
WellCare Health Plans, Inc.*	46,240	3,083,283
		35,372,104
Health care technology—1.23%
athenahealth, Inc.*,1	31,648	4,225,324
Greenway Medical Technologies, Inc.*	116,870	2,378,305
		6,603,629
Hotels, restaurants & leisure—4.34%
Bally Technologies, Inc.*	30,782	2,251,395
Buffalo Wild Wings, Inc.*	16,974	2,420,153
Multimedia Games Holding Co., Inc.*	67,990	2,210,355
Papa John’s International, Inc.	32,919	2,490,981
Red Robin Gourmet Burgers, Inc.*	71,889	5,476,504
Sonic Corp.*	121,901	2,352,689
The Cheesecake Factory, Inc.	66,060	3,121,335
Wyndham Worldwide Corp.	45,705	3,034,812
		23,358,224
Household durables—1.19%
Harman International Industries, Inc.	35,040	2,838,941
Jarden Corp.*	39,053	2,161,974
Meritage Homes Corp.*	31,021	1,408,043
		6,408,958
Insurance—0.26%
Employers Holdings, Inc.	47,287	1,421,920

Internet & catalog retail—0.40%
HomeAway, Inc.*	73,010	2,164,747

Internet software & services—2.13%
ChannelAdvisor Corp.*	6,223	216,934
DealerTrack Holdings, Inc.*	80,378	2,998,099
OpenTable, Inc.*	24,540	1,705,039
SciQuest, Inc.*	83,395	1,821,347
SPS Commerce, Inc.*	53,371	3,637,234
Trulia, Inc.*,1	27,539	1,100,734
		11,479,387
IT services—2.94%
Cass Information Systems, Inc.	36,705	2,104,298
Echo Global Logistics, Inc.*	71,786	1,321,580
EPAM Systems, Inc.*	60,400	2,263,188
Gartner, Inc.*	24,516	1,445,218
Jack Henry & Associates, Inc.	42,235	2,306,454
MAXIMUS, Inc.	107,265	5,196,989

PACE Select Advisors Trust

PACE Small/Medium Co Growth Equity Investments

Schedule of investments – October 31, 2013 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
IT services—(concluded)
WEX, Inc.*	12,766	1,191,706
		15,829,433
Leisure equipment & products—1.73%
Brunswick Corp.	60,924	2,749,500
Polaris Industries, Inc.	49,978	6,544,619
		9,294,119
Life sciences tools & services—1.37%
Covance, Inc.*	17,128	1,528,845
Mettler-Toledo International, Inc.*	7,424	1,837,143
PAREXEL International Corp.*	30,520	1,395,069
Techne Corp.	30,115	2,631,750
		7,392,807
Machinery—3.16%
Chart Industries, Inc.*	14,344	1,541,550
Lincoln Electric Holdings, Inc.	30,780	2,131,207
Middleby Corp.*	10,545	2,400,569
Proto Labs, Inc.*	35,065	2,940,551
Sun Hydraulics Corp.	26,157	1,037,910
Terex Corp.*	75,460	2,637,327
The Toro Co.	16,842	992,668
Trimas Corp.*	34,526	1,307,154
Woodward, Inc.	50,610	2,028,955
		17,017,891
Media—0.61%
Cinemark Holdings, Inc.	91,720	3,009,333
SFX Entertainment, Inc.*	28,696	246,212
		3,255,545
Oil, gas & consumable fuels—3.20%
Bill Barrett Corp.*,1	158,860	4,395,656
Gulfport Energy Corp.*	15,568	913,686
Laredo Petroleum Holdings, Inc.*	38,108	1,210,691
Magnum Hunter Resources Corp.*,1	562,190	4,008,415
Oasis Petroleum, Inc.*	69,017	3,675,155

PACE Select Advisors Trust

PACE Small/Medium Co Growth Equity Investments

Schedule of investments – October 31, 2013 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Oil, gas & consumable fuels—(concluded)
QEP Resources, Inc.	91,680	3,030,941
		17,234,544
Paper & forest products—0.44%
Boise Cascade Co.*	91,630	2,346,644

Personal products—0.39%
Prestige Brands Holdings, Inc.*	66,534	2,077,857

Professional services—4.65%
Acacia Research[1]	106,740	1,610,707
CoStar Group, Inc.*	47,651	8,433,750
Huron Consulting Group, Inc.*	61,290	3,589,755
Manpower, Inc.	23,127	1,806,219
On Assignment, Inc.*	43,478	1,469,122
The Advisory Board Co.*	47,924	3,287,586
TrueBlue, Inc.*	63,824	1,576,453
WageWorks, Inc.*	63,680	3,261,053
		25,034,645
Real estate investment trusts—0.36%
Extra Space Storage, Inc.	42,364	1,948,320

Road & rail—1.29%
Genesee & Wyoming, Inc., Class A*	29,540	2,949,274
Old Dominion Freight Line, Inc.*	58,638	2,750,122
Roadrunner Transportation Systems, Inc.*	47,641	1,262,486
		6,961,882
Semiconductors & semiconductor equipment—3.54%
Atmel Corp.*	252,990	1,841,767
Cabot Microelectronics Corp.*	59,326	2,425,840
CEVA, Inc.*	119,122	1,707,018
Diodes, Inc.*	40,718	986,190
Mellanox Technologies Ltd.*	73,150	2,653,882
Power Integrations, Inc.	46,470	2,669,237
Semtech Corp.*	158,420	4,928,446
Teradyne, Inc.*,1	105,770	1,849,918
		19,062,298
Software—13.02%
ACI Worldwide, Inc.*	27,201	1,499,319
Allot Communications Ltd.*,1	182,957	2,466,260
BroadSoft, Inc.*	62,255	2,036,984
Cadence Design Systems, Inc.*	196,590	2,549,772
CommVault Systems, Inc.*	43,226	3,375,086
Concur Technologies, Inc.*,1	19,107	1,998,592
Ebix, Inc.[1]	72,182	821,431

PACE Select Advisors Trust

PACE Small/Medium Co Growth Equity Investments

Schedule of investments – October 31, 2013 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Software—(concluded)
FireEye, Inc.*	44,970	1,702,115
Fortinet, Inc.*	122,644	2,466,371
Guidewire Software, Inc.*	17,306	877,760
Imperva, Inc.*	69,630	2,669,614
Infoblox, Inc.*	63,090	2,804,351
Informatica Corp.*	62,644	2,418,058
Jive Software, Inc.*	224,754	2,447,571
Manhattan Associates, Inc.*	31,383	3,342,603
Pegasystems, Inc.	43,063	1,638,978
Proofpoint, Inc.*	91,820	2,905,185
PROS Holdings, Inc.*	34,007	1,202,147
QLIK Technologies, Inc.*	121,418	3,076,732
ServiceNow, Inc.*	66,920	3,654,501
SS&C Technologies Holdings, Inc.*	99,920	3,926,856
Synchronoss Technologies, Inc.*	152,167	5,268,022
TIBCO Software, Inc.*	155,680	3,823,501
Ultimate Software Group, Inc.*	60,326	9,319,161
Verint Systems, Inc.*	48,760	1,780,715
		70,071,685
Specialty retail—6.11%
Asbury Automotive Group, Inc.*	59,339	2,851,239
Ascena Retail Group, Inc.*	127,480	2,522,829
Dick’s Sporting Goods, Inc.	47,050	2,503,531
Five Below, Inc.*,1	29,040	1,401,470
Foot Locker, Inc.	87,175	3,024,973
Francesca’s Holdings Corp.*,1	103,780	1,867,002
GNC Holdings, Inc., Class A	34,956	2,056,112
Penske Automotive Group, Inc.	25,263	1,000,920
PetSmart, Inc.	13,684	995,648
Restoration Hardware Holdings, Inc.*	53,149	3,706,611
The Children’s Place Retail Stores, Inc.*	41,250	2,251,838
Ulta Salon, Cosmetics & Fragrance, Inc.*	26,110	3,364,273
Urban Outfitters, Inc.*	84,440	3,198,587
Williams-Sonoma, Inc.	41,170	2,158,955
		32,903,988
Textiles, apparel & luxury goods—1.26%
Fifth & Pacific Cos., Inc.*	62,453	1,654,380
Hanesbrands, Inc.	25,496	1,736,788
Steven Madden Ltd.*	42,333	1,552,774

PACE Select Advisors Trust

PACE Small/Medium Co Growth Equity Investments

Schedule of investments – October 31, 2013 (unaudited)

	Number of shares	Value ($)
Common stocks—(concluded)
Textiles, apparel & luxury goods—(concluded)
Under Armour, Inc., Class A*	22,931	1,860,851
		6,804,793
Thrifts & mortgage finance—0.48%
BankUnited, Inc.	83,120	2,557,602

Trading companies & distributors—1.32%
Beacon Roofing Supply, Inc.*	132,875	4,612,091
United Rentals, Inc.*,1	38,304	2,474,056
		7,086,147
Total common stocks (cost—$360,398,663)		517,147,892

Number of warrants
Warrants—0.00%
Oil, gas & consumable fuels—0.00%
Magnum Hunter Resources Corp., strike price $8.50, expires 04/15/16*,1 (cost—$0)	53,494	0

	Number of shares
Investment companies—0.88%
iShares Russell 2000 Growth Index Fund[1]	4,172	533,849
iShares Russell Midcap Growth Index Fund[1]	52,736	4,229,955
Total investment companies (cost—$4,714,377)		4,763,804

Face amount($)
Repurchase agreement—3.03%
Repurchase agreement dated 10/31/13 with State Street Bank and Trust Co., 0.001% due 11/01/13, collateralized by $9,522,573 Federal Home Loan Mortgage Corp. obligations, 2.060% due 10/17/22 and $7,586,655 Federal National Mortgage Association obligations, 2.170% due 10/17/22; (value—$16,620,028); proceeds: $16,294,000 (cost—$16,294,000)	16,294,000	16,294,000

Number of shares
Investment of cash collateral from securities loaned—7.27%
Money market fund—7.27%
UBS Private Money Market Fund LLC[2] (cost—$39,118,398)	39,118,398	39,118,398

PACE Select Advisors Trust

PACE Small/Medium Co Growth Equity Investments

Schedule of investments – October 31, 2013 (unaudited)

Total investments (cost—$420,525,438)[3]—107.26%	577,324,094
Liabilities in excess of other assets—(7.26)%	(39,094,565)
Net assets—100.00%	538,229,529

For a listing of defined portfolio acronyms that are used throughout the Schedule of investments as well as the tables that follow, please refer to the end of the last Portfolio.

Aggregate cost for federal income tax purposes was substantially the same for book purposes; and net unrealized appreciation consisted of:

Gross unrealized appreciation	$165,611,371
Gross unrealized depreciation	(8,812,715)
Net unrealized appreciation	$156,798,656

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of October 31, 2013 in valuing the Portfolio’s investments:

	Unadjusted quoted prices in active markets for identical investments (Level 1) ($)	Other significant observable inputs (Level 2) ($)	Unobservable inputs (Level 3) ($)	Total ($)
Common stocks	517,147,892	—	—	517,147,892
Warrants	—	—	0	0
Investment companies	4,763,804	—	—	4,763,804
Repurchase agreement	—	16,294,000	—	16,294,000
Investment of cash collateral from securities loaned	—	39,118,398	—	39,118,398
Total	521,911,696	55,412,398	0	577,324,094

At October 31, 2013, there were no transfers between Level 1 and Level 2.

The following is a rollforward of the Portfolio’s investment that was valued using unobservable inputs (Level 3) for the three months ended October 31, 2013:

Warrants ($)
Beginning balance	—
Purchases	—
Issuance	0
Sales	—
Accrued discounts/(premiums)	—
Total realized gain/(loss)	—
Net change in unrealized appreciation/depreciation	—
Transfers into Level 3	—
Transfers out of Level 3	—
Ending balance	0

The change in net unrealized appreciation/depreciation relating to the Level 3 investment held at October 31, 2013 was $0.

Issuer breakdown by country or territory of origin

Percentage of total investments (%)
United States	97.5
Israel	1.3
Canada	0.5
Bermuda	0.4
Netherlands	0.3
Total	100.0

PACE Select Advisors Trust

PACE Small/Medium Co Growth Equity Investments

Schedule of investments – October 31, 2013 (unaudited)

Portfolio footnotes

*                                                                 Non-income producing security.

1                                                                 Security, or portion thereof, was on loan at October 31, 2013.

2                                                                 The table below details the Portfolio’s transaction activity in an affiliated issuer during the three months ended October 31, 2013. The investment manager earns a management fee from UBS Private Money Market Fund LLC. Please see the Notes to financial statements in the most recent shareholder report for further information.

Net income
		Purchases	Sales		earned from
		during the three	during the three		affiliate for the three
	Value at	months ended	months ended	Value at	months ended
Security description	07/31/13 ($)	10/31/13 ($)	10/31/13 ($)	10/31/13 ($)	10/31/13 ($)
UBS Private Money Market Fund LLC	41,413,440	64,010,240	66,305,282	39,118,398	964

3                                                                 Includes $37,624,241 of investments in securities on loan, at value plus accrued interest and dividends, if any. The Portfolio includes cash collateral of $39,118,398 and non-cash collateral of $9,795.

For more information regarding the Portfolio’s other significant accounting policies, please refer to the Portfolio’s annual report to shareholders dated July 31, 2013.

PACE Select Advisors Trust

PACE International Equity Investments

Industry diversification – (unaudited)

As a percentage of net assets as of October 31, 2013

Common stocks
Aerospace & defense	0.98%
Air freight & logistics	0.11
Airlines	0.35
Auto components	1.95
Automobiles	1.85
Beverages	1.07
Building products	1.72
Capital markets	2.66
Chemicals	2.40
Commercial banks	8.10
Commercial services & supplies	0.89
Communications equipment	0.40
Computers & peripherals	0.23
Construction & engineering	0.61
Construction materials	0.21
Consumer finance	0.18
Containers & packaging	0.50
Distributors	0.12
Diversified financial services	1.84
Diversified telecommunication services	6.06
Electric utilities	2.42
Electrical equipment	1.90
Electronic equipment, instruments & components	1.06
Energy equipment & services	2.20
Food & staples retailing	3.51
Food products	2.24
Gas utilities	0.14
Health care equipment & supplies	1.52
Hotels, restaurants & leisure	2.41
Household durables	0.64
Household products	0.27
Industrial conglomerates	1.63
Insurance	8.35
Internet software & services	0.88
IT services	0.32
Leisure equipment & products	0.37
Life sciences tools & services	0.18
Machinery	2.14
Marine	0.25
Media	1.48
Metals & mining	1.26
Multi-utilities	1.85
Multiline retail	0.19
Office electronics	1.20
Oil, gas & consumable fuels	6.99
Paper & forest products	0.37
Personal products	0.83
Pharmaceuticals	9.94
Professional services	0.47
Real estate investment trusts	0.84
Real estate management & development	2.29

PACE Select Advisors Trust

PACE International Equity Investments

Industry diversification – (unaudited)

As a percentage of net assets as of October 31, 2013

Common stocks—(concluded)
Road & rail	0.38%
Semiconductors & semiconductor equipment	3.92
Software	1.50
Specialty retail	2.15
Textiles, apparel & luxury goods	1.65
Tobacco	0.81
Trading companies & distributors	0.37
Transportation infrastructure	0.15
Wireless telecommunication services	1.87
Total common stocks	105.17
Preferred stocks
Aerospace & defense	0.00	[1]
Automobiles	0.18
Household products	0.27
Total preferred stocks	0.45

PACE Select Advisors Trust

PACE International Equity Investments

Industry diversification – (unaudited)

As a percentage of net assets as of October 31, 2013

Rights	0.01
Repurchase agreement	1.79
Investment of cash collateral from securities loaned	2.71
Investments sold short
Aerospace & defense	(0.01)
Airlines	0.00 [1]
Automobiles	(0.36)
Chemicals	(0.24)
Commercial banks	(0.64)
Commercial services & supplies	(0.02)
Communications equipment	(0.12)
Construction & engineering	(0.05)
Distributors	(0.00)[1]
Diversified financial services	(0.51)
Diversified telecommunication services	(0.10)
Electric utilities	(0.10)
Electronic equipment, instruments & components	(0.20)
Energy equipment & services	(0.15)
Food & staples retailing	(0.07)
Food products	(0.14)
Health care equipment & supplies	(0.03)
Health care providers & services	(0.24)
Hotels, restaurants & leisure	(0.26)
Independent power producers & energy traders	(0.01)
Insurance	(0.29)
Machinery	(0.03)
Marine	(0.02)
Media	(0.12)
Metals & mining	(0.62)
Multi-utilities	(0.24)
Office electronics	(0.14)
Oil, gas & consumable fuels	(0.20)
Paper & forest products	(0.28)
Pharmaceuticals	(0.25)
Professional services	(0.24)
Real estate investment trusts	(0.64)
Real estate management & development	(0.55)
Rights	(0.00)
Road & rail	(0.08)
Semiconductors & semiconductor equipment	(0.09)
Specialty retail	(0.14)
Textiles, apparel & luxury goods	(0.03)
Tobacco	(0.09)
Trading companies & distributors	(0.12)
Transportation infrastructure	(0.06)
Wireless telecommunication services	(0.03)
Total investments sold short	(7.51)
Liabilities in excess of other assets	(2.62)
Net assets	100.00%

1 Weighting represents less than 0.005% of the Portfolio’s net assets as of October 31, 2013.

PACE Select Advisors Trust

PACE International Equity Investments

Schedule of investments – October 31, 2013 (unaudited)

	Number of shares	Value ($)
Common stocks—105.17%
Australia—4.90%
Amcor Ltd.	499,181	5,114,323
AMP Ltd.	1,674,214	7,500,498
Australia & New Zealand Banking Group Ltd.	75,560	2,416,702
Bendigo and Adelaide Bank Ltd.	79,540	819,432
BHP Billiton Ltd.	53,040	1,887,924
CFS Retail Property Trust Group	628,825	1,230,271
Commonwealth Bank of Australia	27,984	2,012,246
Dexus Property Group	1,670,306	1,712,879
GPT Group	193,498	674,844
Macquarie Group Ltd.	31,283	1,506,445
Origin Energy Ltd.	178,049	2,461,981
Qantas Airways Ltd.*	421,746	496,274
QBE Insurance Group Ltd.	444,244	6,214,183
SP AusNet	491,976	581,239
Suncorp Group Ltd.	298,928	3,780,276
Tabcorp Holdings Ltd.	271,458	923,647
Telstra Corp. Ltd.	552,838	2,706,627
Transurban Group	57,045	382,804
Westfield Retail Trust	894,144	2,611,360
Westpac Banking Corp.	72,125	2,337,513
Woodside Petroleum Ltd.	57,222	2,099,517
Woolworths Ltd.	32,553	1,073,785
Total Australia common stocks		50,544,770

Austria—0.08%
Andritz AG	7,235	445,684
Verbund AG	100	2,348
Vienna Insurance Group AG Wiener Versicherung Gruppe	7,905	418,856
Total Austria common stocks		866,888

Belgium—0.60%
Ageas	3,230	137,464
Ageas STRIP VVPR*,1	7,563	10
Anheuser-Busch InBev N.V.	21,973	2,285,271
Delhaize Group SA	2,173	138,860
Groupe Bruxelles Lambert SA	12,149	1,084,896
KBC Groep N.V.	4,413	240,569
Solvay SA	13,179	2,063,153
Telenet Group Holding N.V.	4,219	231,711
Total Belgium common stocks		6,181,934

Bermuda—0.58%
Jardine Matheson Holdings Ltd., ADR	62,400	3,400,176
Li & Fung Ltd.	870,000	1,229,872

PACE Select Advisors Trust

PACE International Equity Investments

Schedule of investments – October 31, 2013 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Bermuda—(concluded)
Noble Group Ltd.	1,617,000	1,340,775
Total Bermuda common stocks		5,970,823

Brazil—1.75%
BB Seguridade Participacoes SA	851,236	9,298,163
BM&FBovespa SA	1,551,437	8,746,830
Total Brazil common stocks		18,044,993

Canada—1.42%
First Quantum Minerals Ltd.	76,045	1,442,641
Pacific Rubiales Energy Corp.	528,881	10,941,316
Potash Corp. of Saskatchewan, Inc.[2]	71,678	2,229,186
Total Canada common stocks		14,613,143

Cayman Islands—0.80%
Belle International Holdings Ltd.	821,000	1,158,486
ENN Energy Holdings Ltd.	128,000	758,622
MGM China Holdings Ltd.	211,200	727,337
SA SA International Holdings Ltd.	3,620,000	3,950,110
Sands China Ltd.	239,000	1,698,555
Total Cayman Islands common stocks		8,293,110

China—0.11%
China Shenhua Energy Co. Ltd., Class H	361,000	1,098,878

Curacao—1.04%
Schlumberger Ltd.	114,122	10,695,514

Denmark—1.31%
AP Moller - Maersk A/S, Class B	269	2,602,712
Danske Bank A/S*	53,099	1,240,177
Novo Nordisk A/S, ADR	39,685	6,614,299
Novo-Nordisk A/S, Class B	12,512	2,081,822
TDC A/S	109,009	984,271
Total Denmark common stocks		13,523,281

Finland—1.18%
Metso Oyj	21,133	832,106
Neste Oil Oyj	49,222	976,403
Nokia Oyj*	290,732	2,198,708
Orion Oyj, Class B	16,221	435,856
Sampo Oyj, A Shares[3]	76,599	3,628,638
Stora Enso Oyj, R Shares	105,462	980,858
UPM-Kymmene Oyj	180,011	2,862,039

PACE Select Advisors Trust

PACE International Equity Investments

Schedule of investments – October 31, 2013 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Finland—(concluded)
Wartsila Oyj Abp	6,793	301,322
Total Finland common stocks		12,215,930

France—11.94%
Atos Origin SA	20,385	1,740,375
AXA SA	98,990	2,473,026
BNP Paribas	31,758	2,351,732
Cap Gemini SA	8,169	537,381
Carrefour SA	101,261	3,709,401
Cie de Saint-Gobain	223,302	11,747,024
Cie Generale des Etablissements Michelin	15,974	1,670,463
CNP Assurances	100	1,765
Electricite de France (EDF)	127,373	4,468,785
Essilor International SA3	31,304	3,361,986
France Telecom SA3	898,970	12,340,022
GDF Suez	42,763	1,064,847
GDF Suez, STRIP VVPR*,1	23,226	32
Iliad SA	50,784	11,611,507
Lagardere S.C.A.	5,010	182,234
LVMH Moet Hennessy Louis Vuitton SA	3,627	698,302
Natixis	24,964	134,630
Pernod Ricard SA	45,453	5,461,669
Publicis Groupe SA	13,625	1,136,414
Safran SA	23,554	1,505,479
Sanofi SA3	149,072	15,896,685
Schneider Electric SA	27,053	2,279,170
Societe BIC SA	6,069	758,509
Societe Generale SA	66,241	3,761,235
Sodexo	25,009	2,427,511
Suez Environnement Co.	57,263	999,461
Technip SA	51,846	5,430,887
Total SA	170,384	10,471,549
Valeo SA	16,068	1,595,863
Vallourec SA	54,343	3,233,591
Veolia Environnement SA	128,588	2,203,329
Vinci SA	97,430	6,249,829
Wendel SA	12,016	1,677,153
Total France common stocks		123,181,846

Germany—6.44%
Allianz SE	30,080	5,060,212
BASF SE	22,534	2,344,535
Bayer AG	33,191	4,125,255
Commerzbank AG*	126,035	1,620,373
Continental AG	25,724	4,713,364
Daimler AG	60,035	4,926,614

PACE Select Advisors Trust

PACE International Equity Investments

Schedule of investments – October 31, 2013 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Germany—(concluded)
Deutsche Bank AG	31,493	1,523,524
Deutsche Boerse AG	18,324	1,379,563
Deutsche Lufthansa AG*	88,292	1,710,065
Deutsche Post AG	5,161	174,658
Deutsche Telekom AG	697,047	10,978,415
GEA Group AG	89,199	3,881,572
Metro AG	7,562	354,581
ProSiebenSat.1 Media AG	1,648	78,494
RWE AG	122,829	4,534,503
SAP AG	122,313	9,608,833
Siemens AG3	44,228	5,655,559
ThyssenKrupp AG*,3	148,150	3,786,659
Total Germany common stocks		66,456,779

Hong Kong—2.95%
AIA Group Ltd.	2,312,716	11,738,085
BOC Hong Kong Holdings Ltd.	403,000	1,315,091
China Mobile Ltd.	485,000	5,092,093
China Overseas Land & Investment Ltd.[2]	324,000	1,002,967
CLP Holdings Ltd.	86,500	696,195
Hang Seng Bank Ltd.[3]	208,423	3,467,892
HKT Trust/HKT Ltd.	73,000	67,699
Hutchison Whampoa Ltd.	335,491	4,180,115
MTR Corp. Ltd.	365,000	1,414,710
SJM Holdings Ltd.	46,000	148,626
Wharf Holdings Ltd.	127,500	1,073,875
Wheelock & Co. Ltd.	55,000	280,924
Total Hong Kong common stocks		30,478,272

Ireland—0.30%
Bank of Ireland*	8,415,612	3,085,099

Israel—1.58%
Bezeq The Israeli Telecommunication Corp. Ltd.	761,111	1,325,482
Check Point Software Technologies Ltd.*,2	74,179	4,303,866
Delek Group Ltd.	1,545	534,534
Teva Pharmaceutical Industries Ltd., ADR	259,400	9,621,146
The Israel Corp. Ltd.*	1,034	521,655
Total Israel common stocks		16,306,683

Italy—1.83%
Assicurazioni Generali SpA[3]	188,020	4,395,991
Enel SpA	432,600	1,908,928
ENI SpA	378,697	9,589,374
Fiat SpA*	230,738	1,813,916

PACE Select Advisors Trust

PACE International Equity Investments

Schedule of investments – October 31, 2013 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Italy—(concluded)
Finmeccanica SpA*	155,385	1,140,314
Total Italy common stocks		18,848,523

Japan—16.61%
Aeon Financial Service Co. Ltd.	25,500	779,289
AEON Mall Co. Ltd.	44,300	1,256,511
Air Water, Inc.	22,000	313,231
Asics Corp.	15,300	268,719
Astellas Pharma, Inc.	113,400	6,296,796
Calbee, Inc.	24,400	638,723
Canon, Inc.	392,987	12,349,536
Cosmo Oil Co. Ltd.*	220,000	387,064
Credit Saison Co Ltd	39,100	1,064,086
Daikin Industries Ltd.	35,600	2,038,320
Dainippon Sumitomo Pharma Co. Ltd.[2]	9,400	125,805
Dena Co. Ltd.	41,000	891,884
East Japan Railway Co.	13,400	1,159,707
FANUC Corp.[3]	25,400	4,060,694
Fuji Heavy Industries Ltd.	43,000	1,168,036
Fujitsu Ltd.*	327,616	1,402,688
Furukawa Electric Co. Ltd.	148,000	341,666
Hamamatsu Photonics KK2	19,400	724,072
Hirose Electric Co. Ltd.	7,600	1,154,724
Hitachi Ltd.	230,500	1,605,741
Hitachi Metals Ltd.	15,000	201,363
Hokkaido Electric Power Co., Inc.*	70,300	902,254
Honda Motor Co. Ltd.	57,700	2,297,320
Hoya Corp.	126,800	3,034,276
Hulic Co. Ltd.	99,200	1,569,767
Inpex Corp.	107,600	1,240,907
Isuzu Motors Ltd.	140,000	865,656
Japan Airlines Co. Ltd.	17,600	1,025,608
Japan Exchange Group, Inc.	95,000	2,190,227
Japan Real Estate Investment Corp.	181	2,070,833
Japan Tobacco, Inc.	75,300	2,718,550
JFE Holdings, Inc.	31,807	718,755
Kamigumi Co. Ltd.	22,000	190,847
Kao Corp.	257,100	8,536,881
Kawasaki Heavy Industries Ltd.	290,000	1,126,614
Keio Corp.	35,000	241,686
Keyence Corp.[3]	8,600	3,673,345
Kyushu Electric Power Co., Inc.*	118,100	1,656,259
Makita Corp.	11,300	568,850
Mazda Motor Corp*	61,000	272,958
McDonald’s Holdings Co. Japan Ltd.[2]	26,500	731,964
Mitsubishi Estate Co. Ltd.[3]	184,000	5,233,886

PACE Select Advisors Trust

PACE International Equity Investments

Schedule of investments – October 31, 2013 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Japan—(continued)
Mitsubishi Logistics Corp.	47,000	649,578
Mitsubishi Motors Corp.*,2	161,700	1,805,620
Mitsubishi UFJ Financial Group, Inc. (MUFG)	424,550	2,676,914
Mitsui Fudosan Co. Ltd.	30,164	992,378
Nintendo Co. Ltd.	8,900	997,437
Nippon Steel & Sumitomo Metal Corp.	636,000	2,089,169
Nitori Holdings Co. Ltd.	7,100	665,016
Nitto Denko Corp.	45,198	2,358,037
NKSJ Holdings, Inc.	16,900	434,488
Nomura Holdings, Inc.	147,000	1,080,860
Nomura Real Estate Holdings, Inc.	63,800	1,608,463
Nomura Research Institute Ltd.	29,600	990,379
NTT Urban Development Corp.	43,400	550,390
Odakyu Electric Railway Co. Ltd.	111,000	1,067,894
Olympus Corp.*	63,500	2,027,764
Oracle Corp. Japan	14,600	576,101
Oriental Land Co. Ltd.	5,500	879,284
ORIX Corp.	139,900	2,398,774
Panasonic Corp.	50,100	501,866
Park24 Co. Ltd.	25,000	487,135
Rinnai Corp.[2]	11,900	919,760
Sankyo Co. Ltd.	20,500	971,524
Sanrio Co. Ltd.	17,000	930,133
SBI Holdings, Inc.	69,400	834,240
Sega Sammy Holdings, Inc.	20,884	534,153
Sekisui Chemical Co. Ltd.	133,000	1,537,893
Seven & I Holdings Co. Ltd.	233,450	8,594,417
Sharp Corp.*	278,000	817,065
Shikoku Electric Power Co., Inc.*	55,400	984,839
Shimano, Inc.	26,000	2,273,975
SMC Corp.	7,200	1,668,016
Softbank Corp.	35,192	2,612,647
Sumitomo Corp.	36,700	475,872
Sumitomo Electric Industries Ltd.	107,000	1,597,437
Sumitomo Mitsui Financial Group, Inc.	55,650	2,668,461
Sumitomo Realty & Development Co. Ltd.[3]	76,000	3,574,697
Suzuki Motor Corp.	14,600	365,408
Takeda Pharmaceutical Co. Ltd.	226,300	10,736,189
The Kansai Electric Power Co., Inc.*	94,500	1,191,701
Toho Gas Co. Ltd.	136,000	706,763
Tokio Marine Holdings, Inc.	215,300	7,017,558
Tokyo Electron Ltd.	69,900	3,817,380
TonenGeneral Sekiyu KK	109,000	1,010,963
Toppan Printing Co. Ltd.	15,000	118,072
Toshiba Corp.	234,000	989,973
Toyota Industries Corp.	3,400	149,202

PACE Select Advisors Trust

PACE International Equity Investments

Schedule of investments – October 31, 2013 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Japan—(concluded)
Toyota Motor Corp.	85,726	5,544,771
Toyota Tsusho Corp.	72,800	2,013,050
Yahoo Japan Corp.	408,100	1,896,692
Yamato Holdings Co. Ltd.	43,400	929,527
Total Japan common stocks		171,416,023

Jersey—1.17%
Delphi Automotive PLC	152,097	8,699,948
Experian PLC	12,900	262,685
Petrofac Ltd.	49,289	1,156,208
Shire PLC	45,397	2,002,440
Total Jersey common stocks		12,121,281

Netherlands—5.05%
Aegon N.V.	76,486	608,969
ASML Holding N.V.	25,873	2,456,223
ASML Holding N.V., NY Registered Shares	123,864	11,722,489
Corio N.V.	7,883	343,945
Delta Lloyd N.V.	75,488	1,605,053
European Aeronautic Defense and Space Co. N.V.	56,116	3,856,050
Koninklijke Ahold N.V.	567,711	10,806,745
Koninklijke KPN N.V.*	225,161	719,647
Reed Elsevier N.V.	317,960	6,404,417
Sensata Technologies Holding N.V.*	169,008	6,359,771
STMicroelectronics N.V.	221,080	1,709,775
Unilever N.V.[3]	140,514	5,565,134
Total Netherlands common stocks		52,158,218

New Zealand—0.39%
Fletcher Building Ltd.	266,644	2,200,277
SKYCITY Entertainment Group Ltd.	139,974	449,756
Telecom Corp. of New Zealand Ltd.	706,188	1,370,781
Total New Zealand common stocks		4,020,814

Norway—0.31%
DnB NOR ASA[3]	179,488	3,180,888

Portugal—0.25%
EDP-Electricidade de Portugal SA	180,546	664,809
Jeronimo Martins, SGPS SA	45,756	845,524
Portugal Telecom, SGPS, SA2	241,048	1,088,215
Total Portugal common stocks		2,598,548

Singapore—2.01%
Global Logistic Properties Ltd.	2,105,999	5,238,719
Hutchison Port Holdings Trust	496,000	362,080

PACE Select Advisors Trust

PACE International Equity Investments

Schedule of investments – October 31, 2013 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Singapore—(concluded)
Keppel Land Ltd.	28,000	83,626
SembCorp Industries Ltd.	833,000	3,567,509
Singapore Airlines Ltd.	50,000	419,819
Singapore Telecommunications Ltd.	1,641,000	4,993,544
United Overseas Bank Ltd.	320,420	5,375,586
Wilmar International Ltd.	265,000	738,126
Total Singapore common stocks		20,779,009

South Korea—0.85%
LG Chem Ltd.	3,499	987,934
NAVER Corp.	11,200	6,303,464
Samsung Electronics Co. Ltd.	1,092	1,508,159
Total South Korea common stocks		8,799,557

Spain—5.24%
ACS Actividades de Contruccion y Servicios SA	117	3,840
Banco Bilbao Vizcaya Argentaria SA	94,502	1,107,187
Banco Popular Espanol SA*	512,739	2,918,349
Banco Santander SA	1,166,538	10,356,901
CaixaBank SA	299,171	1,555,337
Iberdrola SA	1,900,375	11,941,317
Industria de Diseno Textil SA (Inditex)[2,3]	84,399	13,865,715
Repsol SA	72,406	1,944,556
Telefonica SA*	590,076	10,403,261
Total Spain common stocks		54,096,463

Sweden—2.37%
Electrolux AB, Series B	56,969	1,406,631
Elekta AB, B Shares[2]	645,177	9,518,279
Husqvarna AB, B Shares	142,836	840,257
Nordea Bank AB	82,401	1,055,437
Ratos AB, B Shares	20,700	179,367
Securitas AB, B Shares	70,178	801,409
Svenska Handelsbanken, A Shares	22,907	1,037,877
Swedbank AB, A Shares[3]	220,586	5,752,893
Swedish Match AB	56,937	1,878,555
Telefonaktiebolaget LM Ericsson, B Shares	162,317	1,937,519
Total Sweden common stocks		24,408,224

Switzerland—10.54%
ABB Ltd.*	353,474	9,026,277
Banque Cantonale Vaudoise	220	122,444
Cie Financiere Richemont SA	21,088	2,162,604
Credit Suisse Group*	48,517	1,509,489
Geberit AG	13,419	4,012,316
Julius Baer Group Ltd.*	213,190	10,476,819

PACE Select Advisors Trust

PACE International Equity Investments

Schedule of investments – October 31, 2013 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Switzerland—(concluded)
Lonza Group AG*	20,664	1,846,972
Nestle SA3	87,695	6,330,548
Novartis AG	216,182	16,785,168
Roche Holding AG	65,743	18,200,961
Schindler Holding AG	2,436	345,526
SGS SA	1,967	4,608,852
Sonova Holding AG*	5,701	742,038
Swiss Life Holding AG*	12,274	2,438,973
Swiss Prime Site AG*	15,219	1,153,984
Swiss Re AG*,3	63,583	5,585,017
Swisscom AG	2,213	1,129,487
Syngenta AG	18,517	7,479,452
The Swatch Group AG	8,545	5,466,879
Transocean Ltd.	6,509	307,677
Zurich Insurance Group AG*	32,844	9,082,008
Total Switzerland common stocks		108,813,491

Taiwan—1.56%
HON HAI Precision Industry Co. Ltd., GDR	120,318	597,016
HON HAI Precision Industry Co. Ltd., GDR[4]	29,385	145,809
Taiwan Semiconductor Manufacturing Co. Ltd.	883,000	3,291,019
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	657,681	12,107,907
Total Taiwan common stocks		16,141,751

United Kingdom—19.21%
Aberdeen Asset Management PLC	202,956	1,441,283
Admiral Group PLC	38,763	794,931
AMEC PLC	269,508	5,086,157
ARM Holdings PLC[3]	242,530	3,832,338
BAE Systems PLC	18,700	136,335
BG Group PLC	488,287	9,970,473
BP PLC	976,246	7,555,761
British American Tobacco PLC	68,889	3,795,288
British Sky Broadcasting Group PLC[3]	190,999	2,871,072
BT Group PLC	465,799	2,815,669
Burberry Group PLC	5,846	143,883
Centrica PLC	186,169	1,054,910
Compass Group PLC	567,146	8,156,972
Croda International PLC	165,956	6,482,043
Diageo PLC	43,259	1,378,212
Direct Line Insurance Group PLC	315,641	1,138,722
G4S PLC	1,679,420	7,041,621
GKN PLC	559,402	3,299,860
GlaxoSmithKline PLC	368,050	9,698,804
Hargreaves Lansdown PLC	466,691	8,904,674

PACE Select Advisors Trust

PACE International Equity Investments

Schedule of investments – October 31, 2013 (unaudited)

	Number of shares	Value ($)
Common stocks—(concluded)
United Kingdom—(concluded)
HSBC Holdings PLC[3]	835,074	9,133,026
IMI PLC	90,151	2,195,685
InterContinental Hotels Group PLC	154,353	4,496,884
ITV PLC	705,714	2,160,112
Kingfisher PLC	275,483	1,667,452
Lloyds Banking Group PLC*	1,662,584	2,066,784
Meggitt PLC	210,039	1,928,045
Melrose Industries PLC	190,424	977,653
National Grid PLC	731,944	9,206,880
Next PLC	22,542	1,968,031
Pearson PLC	71,028	1,485,077
Persimmon PLC*	28,093	569,810
Prudential PLC	137,070	2,810,960
Reckitt Benckiser Group PLC	36,201	2,814,005
Reed Elsevier PLC	53,141	744,702
Rio Tinto PLC	56,985	2,885,455
Rolls-Royce Holdings PLC*	84,752	1,562,750
Royal Dutch Shell PLC, A Shares[5]	23,601	785,785
Royal Dutch Shell PLC, A Shares[6]	298,322	9,949,967
SABMiller PLC	37,614	1,962,496
Segro PLC	200	1,048
Standard Chartered PLC	471,575	11,338,064
Tesco PLC	1,833,045	10,704,213
The Weir Group PLC	69,304	2,505,801
TUI Travel PLC	173,802	1,072,895
Tullow Oil PLC	76,929	1,162,554
Unilever PLC	242,634	9,823,239
Vodafone Group PLC	3,225,306	11,609,912
Whitbread PLC[3]	56,706	3,121,364
Total United Kingdom common stocks		198,309,657

United States—0.80%
Lululemon Athletica, Inc.*,2	119,609	8,259,001
Total common stocks (cost—$971,370,719)		1,085,509,391

Preferred stocks—0.45%
Germany—0.45%
Henkel AG & Co. KGaA Vorzug	25,871	2,799,568

PACE Select Advisors Trust

PACE International Equity Investments

Schedule of investments – October 31, 2013 (unaudited)

	Number of shares	Value ($)
Preferred stocks—(concluded)
Germany—(concluded)
Volkswagen AG	7,212	1,833,079
Total Germany common stocks		4,632,647

United Kingdom—0.00%
Rolls-Royce Holdings PLC*	7,288,672	11,687
Total preferred stocks (cost—$3,152,856)		4,644,334

Rights—0.01%
Spain—0.01%
Banco Santander SA, expires 11/04/13* (cost—$108,912)	526,709	112,992

Face amount ($)
Repurchase agreement—1.79%
Repurchase agreement dated 10/31/13 with State Street Bank and Trust Co., 0.001% due 11/01/13, collateralized by $10,789,600 Federal Home Loan Mortgage Corp. obligations, 2.060% due 10/17/22 and $8,596,098 Federal National Mortgage Association obligations, 2.170% due 10/17/22; (value—$18,831,407); proceeds: $18,462,001 (cost—$18,462,000)	18,462,000	18,462,000

	Number of shares
Investment of cash collateral from securities loaned—2.71%
Money market fund—2.71%
UBS Private Money Market Fund LLC[7] (cost—$27,926,907)	27,926,907	27,926,907
Total investments before investments sold short (cost—$1,021,021,394)[8]—110.13%		1,136,655,624

Investments sold short—(7.51)%
Common stocks—(7.51)%
Australia—(0.83)%
AGL Energy Ltd.	(170,307)	(2,517,503)
ALS Ltd.	(128,350)	(1,216,739)
Alumina Ltd.	(936,301)	(911,493)

PACE Select Advisors Trust

PACE International Equity Investments

Schedule of investments – October 31, 2013 (unaudited)

	Number of shares	Value ($)
Investments sold short—(continued)
Common stocks—(continued)
Australia—(concluded)
Federation Centres Ltd.	(252,042)	(590,780)
Iluka Resources Ltd.	(167,056)	(1,626,298)
Santos Ltd.	(5,764)	(82,644)
Seek Ltd.	(104,204)	(1,279,365)
Whitehaven Coal Ltd.	(216,486)	(331,471)
Total Australia common stocks		(8,556,293)

Austria—(0.02)%
Telekom Austria AG	(33,457)	(275,601)

Bermuda—(0.30)%
First Pacific Co. Ltd.	(932,000)	(1,060,266)
Orient Overseas International Ltd.	(32,500)	(167,887)
Seadrill Ltd.	(33,207)	(1,536,780)
Shangri-La Asia Ltd.	(168,000)	(307,700)
Total Bermuda common stocks		(3,072,633)

Cayman Islands—(0.21)%
AAC Technologies Holdings, Inc.	(289,500)	(1,278,908)
ASM Pacific Technology Ltd.	(92,800)	(894,725)
Total Cayman Islands common stocks		(2,173,633)

France—(0.12)%
Vivendi SA	(48,438)	(1,229,508)

Germany—(0.49)%
Deutsche Boerse AG	(5,369)	(404,217)
Fraport AG Frankfurt Airport Services Worldwide	(8,094)	(627,178)
Hugo Boss AG	(2,665)	(347,511)
Lanxess AG	(13,565)	(954,782)
Porsche Automobil Holding SE	(28,954)	(2,712,154)
Total Germany common stocks		(5,045,842)

Hong Kong—(0.63)%
Cathay Pacific Airways Ltd.	(25,000)	(49,594)
Galaxy Entertainment Group Ltd.	(137,000)	(1,022,243)
Hopewell Holdings Ltd.	(140,000)	(471,301)
New World Development Co. Ltd.	(487,000)	(674,627)
Sino Land Co. Ltd.	(522,000)	(732,537)
Sun Hung Kai Properties Ltd.	(44,000)	(576,603)
The Link REIT	(551,000)	(2,778,808)

PACE Select Advisors Trust

PACE International Equity Investments

Schedule of investments – October 31, 2013 (unaudited)

	Number of shares	Value ($)
Investments sold short—(continued)
Common stocks—(continued)
Hong Kong—(concluded)
Wharf Holdings Ltd.	(26,000)	(218,986)
Total Hong Kong common stocks		(6,524,699)

Isle of Man—(0.13)%
Genting Singapore PLC	(1,124,000)	(1,379,890)

Italy—(0.11)%
Eni SpA	(7,787)	(197,182)
EXOR SpA	(24,653)	(977,065)
Total Italy common stocks		(1,174,247)

Japan—(2.66)%
Aeon Co. Ltd.	(56,000)	(761,436)
Alfresa Holdings Corp.	(15,800)	(861,263)
Aozora Bank Ltd.	(422,000)	(1,223,126)
Chubu Electric Power Co., Inc.	(30,900)	(456,288)
Daihatsu Motor Co. Ltd.	(50,000)	(967,151)
Electric Power Development Co. Ltd.	(4,000)	(127,326)
Fukuoka Financial Group, Inc.	(292,000)	(1,312,560)
Hokuriku Electric Power Co.	(37,100)	(526,712)
Hoya Corp.	(50,900)	(1,218,018)
Japan Petroleum Exploration Co.	(7,600)	(308,390)
Japan Prime Realty Investment Corp.	(296)	(984,359)
Japan Retail Fund Investment Corp.	(427)	(865,464)
Japan Tobacco, Inc.	(24,900)	(898,963)
Kaneka Corp.	(22,000)	(138,940)
Kinden Corp.	(51,000)	(558,080)
Marubeni Corp.	(154,000)	(1,201,241)
Medipal Holdings Corp.	(51,600)	(694,787)
MEIJI Holdings Co. Ltd.	(2,400)	(133,754)
Mizuho Financial Group, Inc.	(552,800)	(1,152,487)
Nippon Electric Glass Co. Ltd.	(143,000)	(732,960)
Resona Holdings, Inc.	(54,700)	(283,708)
Ricoh Co. Ltd.	(138,000)	(1,449,751)
Santen Pharmaceutical Co. Ltd.	(3,100)	(156,214)
Shimadzu Corp.	(15,000)	(146,293)
Shionogi & Co. Ltd.	(108,000)	(2,379,010)
Suzuken Co. Ltd.	(24,700)	(889,230)
T&D Holdings, Inc.	(129,400)	(1,546,273)
Taiyo Nippon Sanso Corp.	(45,000)	(307,078)
The Bank of Yokohama Ltd.	(193,000)	(1,059,900)
The Dai-ichi Life Insurance Co. Ltd.	(99,200)	(1,408,352)
The Gunma Bank Ltd.	(70,000)	(402,929)
The Hachijuni Bank Ltd.	(66,000)	(405,410)

PACE Select Advisors Trust

PACE International Equity Investments

Schedule of investments – October 31, 2013 (unaudited)

	Number of shares	Value ($)
Investments sold short—(continued)
Common stocks—(continued)
Japan—(concluded)
The Iyo Bank Ltd.	(53,000)	(550,859)
The Nishi-Nippon City Bank Ltd.	(21,000)	(56,595)
Tobu Railway Co. Ltd.	(170,000)	(878,267)
United Urban Investment Corp.	(82)	(125,172)
Yamada Denki Co. Ltd.	(39,700)	(111,029)
Yamaguchi Financial Group, Inc.	(17,000)	(159,575)
Total Japan common stocks		(27,438,950)

Jersey—(0.14)%
Glencore Xstrata PLC	(121,929)	(664,703)
Randgold Resources Ltd.	(10,147)	(754,914)
Total Jersey common stocks		(1,419,617)

Luxembourg—(0.03)%
Millicom International Cellular SA, SDR	(3,735)	(344,390)

Mauritius—(0.13)%
Golden Agri-Resources Ltd.	(2,711,000)	(1,309,451)

Netherlands—(0.10)%
Akzo Nobel N.V.	(14,158)	(1,029,585)

Norway—(0.13)%
Norsk Hydro ASA	(189,212)	(845,455)
Telenor ASA	(19,845)	(476,703)
Total Norway common stocks		(1,322,158)

Singapore—(0.45)%
Ascendas Real Estate Investment Trust	(649,000)	(1,238,231)
CapitaLand Ltd.	(401,000)	(1,007,181)
CapitaMalls Asia Ltd.	(502,000)	(816,326)
City Developments Ltd.	(116,000)	(961,842)
Jardine Cycle & Carriage Ltd.	(1,000)	(29,504)
Singapore Technologies Engineering Ltd.	(37,000)	(125,696)
Singapore Telecommunications Ltd.	(66,000)	(200,837)
UOL Group Ltd.	(50,000)	(265,255)
Total Singapore common stocks		(4,644,872)

Sweden—(0.85)%
Elekta AB, B Shares	(22,777)	(336,028)
Hennes & Mauritz AB, B Shares	(29,767)	(1,286,219)
Industrivarden AB, C Shares	(6,848)	(122,058)
Investment AB Kinnevik, B Shares	(72,142)	(2,658,546)
Lundin Petroleum AB	(53,777)	(1,110,387)

PACE Select Advisors Trust

PACE International Equity Investments

Schedule of investments – October 31, 2013 (unaudited)

	Number of shares	Value ($)
Investments sold short—(concluded)
Common stocks—(concluded)
Sweden—(concluded)
Sandvik AB	(21,825)	(295,376)
Svenska Cellulosa AB SCA, Class B	(103,285)	(2,932,761)
Total Sweden common stocks		(8,741,375)

United Kingdom—(0.18)%
Aggreko PLC	(8,995)	(232,203)
Antofagasta PLC	(51,583)	(707,155)
Fresnillo PLC	(54,740)	(856,197)
Inmarsat PLC	(3,677)	(42,479)
Total United Kingdom common stocks		(1,838,034)

	Number of rights
Rights—(0.00)%
Hong Kong—(0.00)%
New Hotel, expires 12/31/13*	(6,088)	(0)
Total investments sold short (proceeds—$75,256,309)		(77,520,778)
Liabilities in excess of other assets—(2.62)%		(26,994,168)
Net assets—100.00%		1,032,140,678

For a listing of defined portfolio acronyms, counterparty acronyms and currency abbreviations that are used throughout the Schedule of investments as well as the tables that follow, please refer to the end of the last Portfolio.

Aggregate cost for federal income tax purposes before investments sold short was substantially the same for book purposes; and net unrealized appreciation consisted of:

Gross unrealized appreciation	$132,676,927
Gross unrealized depreciation	(17,042,697)
Net unrealized appreciation	$115,634,230

PACE Select Advisors Trust

PACE International Equity Investments

Schedule of investments – October 31, 2013 (unaudited)

Forward foreign currency contracts

Counterparty	Contracts to deliver		In exchange for		Maturity date	Unrealized appreciation (depreciation)($)
ANZ	HKD	68,320,849	USD	8,812,398	12/18/13	(755)
ANZ	SEK	9,077,151	USD	1,383,980	12/18/13	(15,325)
BB	DKK	2,866,182	USD	530,732	12/18/13	8,780
BB	EUR	515,878	USD	696,478	12/18/13	(4,008)
BNP	DKK	2,034,665	USD	376,495	12/18/13	5,968
BOA	EUR	351,114	USD	473,959	12/18/13	(2,802)
BOA	USD	549,444	CHF	496,027	12/18/13	(2,568)
BOA	USD	664,669	GBP	421,781	12/18/13	11,391
CITI	AUD	9,601,057	USD	8,858,761	12/18/13	(189,557)
CITI	CHF	2,793,316	USD	2,989,099	12/18/13	(90,565)
CITI	EUR	170,153	GBP	144,661	12/18/13	830
CITI	NOK	5,023,599	USD	841,591	12/18/13	(911)
CITI	SGD	2,833,845	USD	2,234,569	12/18/13	(46,810)
CITI	USD	812,571	CAD	842,212	12/18/13	(5,760)
CITI	USD	1,108,537	EUR	833,023	12/18/13	22,586
CITI	USD	2,987,907	GBP	1,900,158	12/18/13	57,799
CITI	USD	4,367,566	HKD	33,860,529	12/18/13	325
CITI	USD	2,268,752	JPY	226,599,266	12/18/13	36,339
CITI	USD	681,979	SEK	4,482,857	12/18/13	9,084
GSI	GBP	236,202	USD	372,828	12/18/13	(5,773)
HSBC	CHF	739,632	USD	814,351	12/18/13	(1,103)
HSBC	DKK	2,676,550	USD	495,235	12/18/13	7,817
HSBC	EUR	806,399	USD	1,094,379	12/18/13	(591)
HSBC	USD	2,340,747	GBP	1,464,515	12/18/13	6,680
HSBC	USD	1,645,386	JPY	160,788,099	12/18/13	(9,762)
HSBC	USD	455,427	JPY	44,820,570	12/18/13	512
HSBC	USD	2,076,618	NOK	12,326,290	12/18/13	(9,389)
HSBC	USD	4,470,215	SGD	5,673,158	12/18/13	96,946
RBS	EUR	261,376	USD	352,998	12/18/13	(1,912)
RBS	JPY	30,226,966	GBP	191,376	12/18/13	(735)
SSC	AUD	10,507,500	USD	9,941,146	01/31/14	67,360
SSC	GBP	332,771	USD	540,104	12/18/13	6,716
SSC	JPY	107,954,698	USD	1,107,409	12/18/13	9,235
SSC	USD	18,548,446	AUD	20,173,414	12/18/13	463,571
SSC	USD	5,478,663	CHF	5,099,491	12/18/13	143,586
SSC	USD	1,173,659	DKK	6,579,909	12/18/13	24,588
SSC	USD	476,568	HKD	3,694,165	12/18/13	(33)
TDB	JPY	439,806,994	USD	4,425,754	12/18/13	(48,202)
WBC	CAD	1,968,738	USD	1,901,235	12/18/13	15,250
WBC	EUR	2,076,890	USD	2,770,631	12/18/13	(49,479)
WBC	GBP	4,065,942	USD	6,425,864	12/18/13	(91,311)
WBC	JPY	64,552,896	USD	654,150	12/18/13	(2,517)
						415,495

PACE Select Advisors Trust

PACE International Equity Investments

Schedule of investments – October 31, 2013 (unaudited)

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of October 31, 2013 in valuing the Portfolio’s investments:

	Unadjusted quoted prices in active markets for identical investments (Level 1) ($)	Other significant observable inputs (Level 2) ($)	Unobservable inputs (Level 3) ($)	Total ($)
Common stocks	1,085,509,349	—	42	1,085,509,391
Preferred stocks	4,644,334	—	—	4,644,334
Rights	112,992	—	—	112,992
Repurchase agreement	—	18,462,000	—	18,462,000
Investment of cash collateral from securities loaned	—	27,926,907	—	27,926,907
Investments sold short	(77,520,778)	—	(0)	(77,520,778)
Forward foreign currency contracts, net	—	415,495	—	415,495
Total	1,012,745,897	46,804,402	42	1,059,550,341

At October 31, 2013 there were no transfers between Level 1 and Level 2.

The following is a rollforward of the Portfolio’s investments that were valued using unobservable inputs (Level 3) for the three months ended October 31, 2013:

	Common stocks ($)	Investment sold short ($)	Total ($)
Beginning balance	41	—	41
Purchases	—	—	—
Issuances	—	(0)	(0)
Sales	—	—	—
Accrued discounts/(premiums)	—	—	—
Total realized gain/(loss)	—	—	—
Net change in unrealized appreciation/depreciation	1	—	1
Transfers into Level 3	—	—	—
Transfers out of Level 3	—	—	—
Ending balance	42	(0)	42

The change in net unrealized appreciation/depreciation relating to the Level 3 investments held at October 31, 2013, was $1.

Portfolio footnotes

*                                         Non-income producing security.

1                                         Illiquid investments representing 0.00% of net assets as of October 31, 2013.

2                                         Security, or portion thereof, was on loan at October 31, 2013.

3                                         Security, or portion thereof, pledged as collateral for investments sold short. In addition, the Portfolio deposited cash in the amount of $9,090,759 in a segregated account to cover collateral requirements in connection with securities sold short.

4                                         Security is traded on the over-the-counter (“OTC”)  market.

5                                         Security is traded on the London Exchange.

6                                         Security is traded on the Amsterdam Exchange.

7                                         The table below details the Portfolio’s transaction activity in an affiliated issuer during the three months ended October 31, 2013. The investment manager earns a management fee from UBS Private Money Market Fund LLC. Please see the Notes to financial statements in the most recent shareholder report for further information.

Net income
		Purchases	Sales		earned from
		during the	during the		affiliate for the
		three months	three months		three months
	Value at	ended	ended	Value at	ended
Security description	07/31/13 ($)	10/31/13 ($)	10/31/13 ($)	10/31/13 ($)	10/31/13 ($)
UBS Private Money Market Fund LLC	5,492,556	117,191,474	94,757,123	27,926,907	705

8                                         Includes $31,144,296 of investments in securities on loan, at value plus accrued interest and dividends, if any. The Portfolio includes cash collateral of $27,926,907 and non-cash collateral of $4,710,437.

For more information regarding the Portfolio’s other significant accounting policies, please refer to the Portfolio’s annual report to shareholders dated July 31, 2013.

PACE Select Advisors Trust

PACE International Emerging Markets Equity Investments

Industry diversification – (unaudited)

As a percentage of net assets as of October 31, 2013

Common stocks
Aerospace & defense	0.13%
Airlines	0.84
Auto components	0.87
Automobiles	4.40
Beverages	2.11
Building products	0.37
Chemicals	1.31
Commercial banks	13.23
Computers & peripherals	1.00
Construction & engineering	1.29
Construction materials	0.40
Consumer finance	0.59
Distributors	0.51
Diversified consumer services	0.23
Diversified financial services	1.54
Diversified telecommunication services	1.27
Electric utilities	1.73
Electronic equipment, instruments & components	1.10
Food & staples retailing	2.31
Food products	3.22
Gas utilities	0.54
Health care equipment & supplies	0.45
Health care providers & services	1.47
Hotels, restaurants & leisure	1.53
Household durables	1.33
Household products	0.12
Independent power producers & energy traders	1.27
Industrial conglomerates	1.70
Insurance	0.98
Internet software & services	2.29
IT services	1.50
Life sciences tools & services	0.48
Media	0.51
Metals & mining	1.50
Multi-utilities	0.37
Multiline retail	0.29
Oil, gas & consumable fuels	8.20
Paper & forest products	0.55
Personal products	0.93
Pharmaceuticals	1.06
Real estate investment trusts	0.96
Real estate management & development	2.20
Road & rail	0.11
Semiconductors & semiconductor equipment	8.55
Software	0.37
Specialty retail	0.96
Thrifts & mortgage finance	0.60
Tobacco	0.44
Transportation infrastructure	2.76
Water utilities	0.09
Wireless telecommunication services	6.25
Total common stocks	88.81%

PACE Select Advisors Trust

PACE International Emerging Markets Equity Investments

Industry diversification – (unaudited)

As a percentage of net assets as of October 31, 2013

Preferred stocks
Automobiles	0.20
Beverages	0.85
Chemicals	0.48
Commercial banks	0.82
Electric utilities	0.41
Food & staples retailing	0.35
Metals & mining	1.73
Oil, gas & consumable fuels	0.48
Paper & forest products	0.56
Total preferred stocks	5.88
Investment companies	2.92
Repurchase agreement	2.71
Investments of cash collateral from securities loaned	6.75
Liabilities in excess of other assets	(7.07)
Net assets	100.00%

PACE Select Advisors Trust

PACE International Emerging Markets Equity Investments

Schedule of investments – October 31, 2013 (unaudited)

	Number of shares	Value ($)
Common stocks—88.81%
Bermuda—2.42%
China Gas Holdings Ltd.	440,000	490,339
COSCO Pacific Ltd.	1,150,000	1,676,126
Credicorp Ltd.	22,320	3,048,912
GOME Electrical Appliances Holding Ltd.[1]	13,850,000	2,143,686
Huabao International Holdings Ltd.[1]	1,198,000	525,371
VimpelCom Ltd., ADR	143,418	2,063,785
Total Bermuda common stocks		9,948,219

Brazil—6.32%
Banco Bradesco SA, ADR[1]	191,920	2,767,486
BB Seguridade Participacoes SA	137,900	1,506,300
BR Malls Participacoes SA	170,550	1,652,056
Cielo SA	94,692	2,874,322
Companhia de Concessoes Rodoviarias (CCR)	400,700	3,332,310
CPFL Energia SA	100,500	858,660
Cyrela Brazil Realty SA Empreendimentos e Participacoes	221,200	1,653,915
Diagnosticos da America SA	76,400	392,197
EcoRodovias Infraestrutura e Logistica SA	156,600	1,062,548
Embraer SA, ADR[1]	18,455	542,392
Grupo BTG Pactual	75,474	1,009,712
Hypermarcas SA	257,800	2,249,795
JBS SA	543,000	1,951,232
Kroton Educacional SA	63,400	936,765
Localiza Rent A Car SA	27,635	450,262
Transmissora Alianca de Energia Eletrica SA	86,900	843,708
Ultrapar Participacoes SA	50,000	1,332,470
Vale SA, ADR[1]	33,400	534,734
Total Brazil common stocks		25,950,864

British Virgin Islands—0.14%
Mail.ru Group Ltd., GDR	16,103	593,879

Canada—0.44%
Pacific Rubiales Energy Corp.	86,251	1,784,332

Cayman Islands—5.76%
Baidu, Inc., ADR*	10,673	1,717,286
Belle International Holdings Ltd.	1,286,976	1,816,009
Chaoda Modern Agriculture Holdings Ltd.*,1,2,3	1,038,000	1,339
China Resources Cement Holdings Ltd.	2,478,000	1,658,818
Geely Automobile Holdings Ltd.[1]	3,665,000	1,848,336
Giant Interactive Group, Inc., ADR[1]	170,173	1,506,031
Golden Eagle Retail Group Ltd.[1]	542,000	813,734
Hengan International Group Co. Ltd.	128,500	1,573,723
Mindray Medical International Ltd., ADR[1]	49,000	1,842,890

PACE Select Advisors Trust

PACE International Emerging Markets Equity Investments

Schedule of investments – October 31, 2013 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Cayman Islands—(concluded)
Sands China Ltd.	275,200	1,955,826
Shimao Property Holdings Ltd.	729,000	1,835,429
SouFun Holdings Ltd., ADR[1]	8,796	468,211
Tencent Holdings Ltd.	53,900	2,942,149
Want Want China Holdings Ltd.	1,120,000	1,721,966
WuXi PharmaTech Cayman, Inc., ADR*	66,799	1,953,871
Total Cayman Islands common stocks		23,655,618

Chile—1.24%
Banco Santander Chile, ADR	35,572	873,648
Cia Cervecerias Unidas SA	41,795	560,530
Enersis SA, ADR	200,581	3,309,587
Inversiones Aguas Metropolitanas SA (IAM), ADR[4]	9,800	360,610
Total Chile common stocks		5,104,375

China—5.06%
Angang Steel Co. Ltd., Class H*,1	2,424,000	1,469,470
Bank of China Ltd., Class H	8,044,000	3,766,248
China Bluechemical Ltd., Class H	1,248,000	801,630
China Communications Construction Co. Ltd., Class H	1,693,000	1,382,264
China Construction Bank Corp., Class H	2,889,000	2,243,232
China Merchants Bank Co. Ltd., Class H	1,384,855	2,750,776
China Shenhua Energy Co. Ltd., Class H	360,000	1,095,834
Great Wall Motor Co. Ltd., Class H1	300,500	1,765,481
Huaneng Power International, Inc., Class H	1,696,000	1,771,908
Industrial & Commercial Bank of China Ltd., Class H	3,187,000	2,232,092
Jiangsu Expressway Co. Ltd., Class H1	1,182,000	1,487,981
Total China common stocks		20,766,916

Colombia—0.11%
Bancolombia SA, ADR	7,700	432,201

Hong Kong—4.49%
Beijing Enterprises Holdings Ltd.	170,500	1,399,758
China Mobile Ltd.	678,500	7,123,681
China Overseas Land & Investment Ltd.[1]	396,000	1,225,848
China Power International Development Ltd.[1]	3,904,000	1,530,783
China Resources Power Holdings Co. Ltd.	722,000	1,890,443
China Unicom (Hong Kong) Ltd.	990,000	1,562,956
CNOOC Ltd.	1,129,000	2,318,287

PACE Select Advisors Trust

PACE International Emerging Markets Equity Investments

Schedule of investments – October 31, 2013 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Hong Kong—(concluded)
Sun Art Retail Group Ltd.[1]	847,000	1,387,450
Total Hong Kong common stocks		18,439,206

Hungary—0.39%
MOL Hungarian Oil and Gas PLC	23,459	1,605,449

India—5.97%
Axis Bank Ltd.	90,322	1,797,034
GAIL India Ltd.	58,985	339,388
HCL Technologies Ltd.	79,416	1,415,480
Housing Development Finance Corp.	77,403	1,076,941
ICICI Bank Ltd., ADR	54,413	2,030,693
ITC Ltd.	330,076	1,799,292
Larsen & Toubro Ltd.	143,702	2,276,831
Lupin Ltd.	87,800	1,268,532
Reliance Industries Ltd., GDR[4]	87,170	2,603,768
Rural Electrification Corp. Ltd.	248,931	786,833
Sesa Sterlite Ltd., ADR*	72,915	940,604
Sun Pharmaceutical Industries Ltd.	204,971	2,030,532
Tata Consultancy Services Ltd.	71,360	1,853,366
Tata Motors Ltd., ADR	137,275	4,299,453
Total India common stocks		24,518,747

Indonesia—2.20%
PT Astra International Tbk	2,431,500	1,434,418
PT Bank Mandiri (Persero) Tbk	2,116,000	1,614,336
PT Bank Negara Indonesia (Persero) Tbk	5,135,500	2,186,773
PT Bank Rakyat Indonesia (Persero) Tbk	3,135,500	2,197,423
PT Kalbe Farma Tbk	1,820,500	209,949
PT Perusahaan Gas Negara	3,075,000	1,391,217
Total Indonesia common stocks		9,034,116

Kazakhstan—0.16%
KazMunaiGas Exploration Production, GDR[5]	19,121	271,327
KazMunaiGas Exploration Production, GDR[6]	26,604	377,511
Total Kazakhstan common stocks		648,838

Malaysia—3.38%
AMMB Holdings Berhad	1,207,000	2,826,680
Genting Malaysia Berhad	727,600	996,096
IHH Healthcare Berhad*	623,900	816,563
IJM Corp. Berhad	886,300	1,629,047
IOI Corp. Berhad	1,121,600	1,933,579
Malayan Banking Berhad	221,893	686,307
Malaysia Building Society	1,546,710	1,372,435
Tenaga Nasional Berhad	701,900	2,097,548

PACE Select Advisors Trust

PACE International Emerging Markets Equity Investments

Schedule of investments – October 31, 2013 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Malaysia—(concluded)
YTL Power International Berhad	2,491,700	1,500,287
Total Malaysia common stocks		13,858,542

Mexico—3.97%
America Movil SA de C.V., ADR, Series L	59,000	1,263,190
Compartamos SAB de C.V.[1]	256,900	498,747
Fibra Uno Administracion SA de C.V.[1]	771,200	2,387,973
Fomento Economico Mexicano SAB de C.V.[1]	285,600	2,669,445
Fomento Economico Mexicano SAB de C.V., ADR	3,497	326,270
Grupo Aeroportuario del Pacifico SA de C.V., ADR	9,400	488,706
Grupo Aeroportuario del Pacifico SAB de C.V.	342,700	1,784,517
Grupo Comercial Chedraui SA de C.V.	335,800	1,046,476
Grupo Financiero Banorte SAB de C.V., Series O	307,850	1,970,655
Grupo Financiero Santander Mexico SAB de C.V., Class B, ADR	180,000	2,543,400
Grupo Lala SAB de C.V.*	190,800	423,651
Grupo Sanborns SA de C.V.	183,500	381,142
Kimberly-Clark de Mexico SA de C.V., Series A	166,700	506,849
Total Mexico common stocks		16,291,021

Netherlands—0.52%
Yandex N.V.*	57,890	2,133,825

Nigeria—0.19%
Guaranty Trust Bank PLC	4,782,567	761,958

Panama—0.11%
Copa Holdings SA, Class A	2,960	442,638

Philippines—1.59%
Alliance Global Group, Inc.	2,565,400	1,564,413
Metropolitan Bank & Trust Co.	828,470	1,706,407
Philippine Long Distance Telephone Co., ADR	33,400	2,209,410
SM Prime Holdings, Inc.	2,383,400	1,057,940
Total Philippines common stocks		6,538,170

Poland—0.47%
Polski Koncern Naftowy Orlen SA	135,719	1,916,593

Qatar—0.38%
Qatar National Bank	33,840	1,543,253

Russia—4.70%
Gazprom, ADR	661,470	6,172,070
LUKOIL, ADR	33,361	2,184,353
Magnit OJSC[3]	1,135	306,167

PACE Select Advisors Trust

PACE International Emerging Markets Equity Investments

Schedule of investments – October 31, 2013 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Russia—(concluded)
Magnit OJSC, GDR[4]	34,909	1,882,147
Sberbank, ADR	432,967	5,528,988
Severstal OAO	53,685	468,670
Severstal OAO, GDR	39,911	348,423
Tatneft, ADR[6]	32,674	1,343,228
Tatneft, ADR[5]	25,293	1,039,795
Total Russia common stocks		19,273,841

South Africa—8.03%
African Rainbow Minerals Ltd.	124,757	2,389,444
Aspen Pharmacare Holdings Ltd.	30,321	844,110
Bidvest Group Ltd.	95,737	2,553,082
Clicks Group Ltd.[1]	82,302	512,812
Discovery Ltd.	95,414	807,888
FirstRand Ltd.	477,658	1,712,931
Imperial Holdings Ltd.	98,680	2,096,720
Liberty Holdings Ltd.	139,742	1,726,112
Life Healthcare Group Holdings Pte. Ltd.	124,344	507,843
Mediclinic International Ltd.	282,485	2,128,750
Mondi Ltd.	125,374	2,239,903
MTN Group Ltd.	270,037	5,367,519
Naspers Ltd., N Shares	22,282	2,084,203
Netcare Ltd.	888,758	2,206,236
Sasol Ltd.	32,655	1,668,410
Steinhoff International Holdings Ltd.*,1	496,265	1,918,570
Tiger Brands Ltd.[1]	20,492	600,507
Vodacom Group Ltd.[1]	137,603	1,576,326
Total South Africa common stocks		32,941,366

South Korea—13.67%
CJ CheilJedang Corp.	5,452	1,323,488
E-Mart Co. Ltd.	9,276	2,221,168
Hanwha Corp.	52,510	1,987,534
Hyundai Mobis	12,680	3,580,165
Hyundai Motor Co.	25,393	6,056,497
Kangwon Land, Inc.	35,170	966,491
KCC Corp.	3,757	1,507,050
Kia Motors Corp.	38,194	2,221,607
LG Display Co. Ltd.*	73,910	1,738,444
LG Electronics, Inc.[1]	29,326	1,879,960
LG Uplus Corp.*	144,990	1,660,739
NAVER Corp.	2,770	1,558,982
Samsung Card Co. Ltd.	52,250	1,935,824
Samsung Electronics Co. Ltd.	11,962	16,520,697
Shinhan Financial Group Co. Ltd.	65,680	2,869,920
SK Holdings Co. Ltd	8,006	1,452,892

PACE Select Advisors Trust

PACE International Emerging Markets Equity Investments

Schedule of investments – October 31, 2013 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
South Korea—(concluded)
SK Hynix, Inc.*	94,420	2,843,949
SK Telecom Co. Ltd.	17,765	3,801,702
Total South Korea common stocks		56,127,109

Taiwan—7.34%
Advanced Semiconductor Engineering, Inc.	1,712,000	1,681,145
AU Optronics Corp.*	4,037,000	1,336,987
Catcher Technology Co. Ltd.	297,000	1,728,654
Chong Hong Construction Co.	550,000	1,804,660
Innolux Corp.*	3,600,000	1,427,526
King Yuan Electronics Co. Ltd.	2,856,000	1,987,958
MediaTek, Inc.	132,000	1,806,157
Pegatron Corp.	1,121,000	1,560,575
President Chain Store Corp.	289,000	2,105,073
Quanta Computer, Inc.	237,000	562,259
Taiwan Mobile Co. Ltd.	111,000	379,703
Taiwan Semiconductor Manufacturing Co. Ltd.	1,606,156	5,986,286
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	136,040	2,504,496
Uni-President Enterprises Corp.	1,706,980	3,253,659
United Microelectronics Corp.	4,169,000	1,766,676
Wistron Corp.	261,772	245,917
Total Taiwan common stocks		30,137,731

Thailand—3.50%
Bangchak Petroleum PCL	1,012,300	1,081,413
Kasikornbank Public Co. Ltd.	286,700	1,786,982
Kasikornbank Public Co. Ltd., NVDR	103,900	634,249
PTT Exploration & Production PCL	315,000	1,705,301
PTT Global Chemical PCL	818,400	2,064,077
PTT Public Co. Ltd.[3]	248,100	2,526,834
Quality Houses PCL	14,663,700	1,432,214
Siam Commercial Bank PCL	369,500	1,952,859
Thai Airways International PCL	1,837,400	1,198,368
Total Thailand common stocks		14,382,297

Turkey—3.92%
Coca-Cola Icecek A.S.	25,791	739,654
Emlak Konut Gayrimenkul Yatirim Ortakligi AS	1,097,566	1,566,970
TAV Havalimanlari Holding A.S.	206,952	1,503,221
Tofas Turk Otomobil Fabrikasi A.S.	65,153	432,449
Tupras-Turkiye Petrol Rafinerileri A.S.	116,117	2,634,991
Turk Hava Yollari Anonim Ortakligi (THY)	460,379	1,803,463
Turk Telekomunikasyon A.S.	577,914	1,997,549
Turkcell Iletisim Hizmetleri A.S. (Turkcell)*	298,635	1,855,015
Turkiye Garanti Bankasi A.S.	127,074	511,797

PACE Select Advisors Trust

PACE International Emerging Markets Equity Investments

Schedule of investments – October 31, 2013 (unaudited)

	Number of shares	Value ($)
Common stocks—(concluded)
Turkey—(concluded)
Turkiye Halk Bankasi AS, Class C	173,617	1,404,591
Turkiye Is Bankasi (Isbank), Class C	599,294	1,645,150
Total Turkey common stocks		16,094,850

United Arab Emirates—0.20%
First Gulf Bank PJSC	186,113	820,863

United Kingdom—1.56%
SABMiller PLC	84,336	4,381,230
Unilever PLC	49,812	2,016,680
Total United Kingdom common stocks		6,397,910

United States—0.58%
Yum! Brands, Inc.	35,100	2,373,462
Total common stocks (cost—$342,766,816)		364,518,189

Preferred stocks—5.88%
Brazil—5.68%
Braskem SA*	223,200	1,980,723
Companhia Brasileira de Distribuicao Grupo Pao de Acucar, ADR[1]	28,634	1,443,726
Companhia de Bebidas das Americas (AmBev), ADR	93,672	3,484,598
Companhia Paranaense de Energia	119,700	1,669,238
Gerdau SA	277,900	2,191,989
Itau Unibanco Holding SA	218,720	3,378,141
Petroleo Brasileiro SA, ADR*	214,400	1,955,268
Suzano Papel e Celulose SA	569,700	2,309,114
Vale SA, ADR	336,715	4,929,508
Total Brazil preferred stocks		23,342,305

South Korea—0.20%
Hyundai Motor Co.	7,247	819,835
Total preferred stocks (cost—$24,124,541)		24,162,140

Investment companies—2.92%
United States—2.92%
iPath MSCI India Index ETN*,1	87,734	4,909,595
iShares MSCI Emerging Markets Index Fund	55,830	2,370,542
iShares MSCI India ETF	193,413	4,707,672
Total investment companies (cost—$11,576,905)		11,987,809

PACE Select Advisors Trust

PACE International Emerging Markets Equity Investments

Schedule of investments – October 31, 2013 (unaudited)

	Face amount ($)	Value ($)
Repurchase agreement—2.71%
Repurchase agreement dated 10/31/13 with State Street Bank and Trust Co., 0.001% due 11/01/13, collateralized by $6,498,189 Federal Home Loan Mortgage Corp. obligations, 2.060% due 10/17/22 and $5,177,121 Federal National Mortgage Association obligations, 2.170% due 10/17/22; (value—$11,341,481); proceeds: $11,119,000 (cost—$11,119,000)	11,119,000	11,119,000

	Number of shares
Investment of cash collateral from securities loaned—6.75%
Money market fund—6.75%
UBS Private Money Market Fund LLC[7] (cost—$27,695,117)	27,695,117	27,695,117
Total investments (cost—$417,282,379)[8]—107.07%		439,482,255
Liabilities in excess of other assets—(7.07)%		(29,023,044)
Net assets—100.00%		410,459,211

For a listing of defined portfolio acronyms that are used throughout the Schedule of investments as well as the tables that follow, please refer to the end of the last Portfolio.

Aggregate cost for federal income tax purposes was substantially the same for book purposes; and net unrealized appreciation consisted of:

Gross unrealized appreciation	$35,793,652
Gross unrealized depreciation	(13,593,776)
Net unrealized appreciation	$22,199,876

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of October 31, 2013 in valuing the Portfolio’s investments:

	Unadjusted quoted prices in active markets for identical investments (Level 1) ($)	Other significant observable inputs (Level 2) ($)	Unobservable inputs (Level 3) ($)	Total ($)
Common stocks	350,006,860	14,509,990	1,339	364,518,189
Preferred stocks	24,162,140	—	—	24,162,140
Investment companies	11,987,809	—	—	11,987,809
Repurchase agreement	—	11,119,000	—	11,119,000
Investment of cash collateral from securities loaned	—	27,695,117	—	27,695,117
Total	386,156,809	53,324,107	1,339	439,482,255

The following is a rollforward of the Portfolio’s investment that was valued using unobservable inputs (Level 3) for the three months ended October 31, 2013:

Common stocks ($)
Beginning balance	1,338
Purchases	—
Sales	—
Accrued discounts/(premiums)	—
Total realized gain/(loss)	—
Net change in unrealized appreciation/depreciation	1
Transfers into Level 3	—
Transfers out of Level 3	—
Ending balance	1,339

The change in net unrealized appreciation/depreciation relating to the Level 3 investments held at October 31, 2013, was $1.

Portfolio footnotes

*                                         Non-income producing security.

1                                         Security, or portion thereof, was on loan at October 31, 2013.

PACE Select Advisors Trust

PACE International Emerging Markets Equity Investments

Schedule of investments – October 31, 2013 (unaudited)

2                                         Illiquid investment representing 0.00% of net assets as of October 31, 2013.

3                                         Security is being fair valued by a valuation committee under the direction of the board of trustees.

4                                         Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities, which represent 1.18% of net assets as of October 31, 2013, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

5                                         Security is traded on the Turquoise Exchange.

6                                         Security is traded on the over-the-counter (“OTC”) market.

7                                         The table below details the Portfolio’s transaction activity in an affiliated issuer during the three months ended October 31, 2013. The investment manager earns a management fee from UBS Private Money Market Fund LLC. Please see the Notes to financial statements in the most recent shareholder report for further information.

Net income
		Purchases	Sales		earned from
		during the	during the		affiliate for the
		three months	three months		three months
	Value at	ended	ended	Value at	ended
Security description	07/31/13 ($)	10/31/13 ($)	10/31/13 ($)	10/31/13 ($)	10/31/13 ($)
UBS Private Money Market Fund LLC	34,204,798	51,659,922	58,169,603	27,695,117	819

8                                         Includes $25,968,361 of investments in securities on loan, at value plus accrued interest and dividends, if any. The Portfolio includes cash collateral of $27,695,117 and non-cash collateral of $95,637.

For more information regarding the Portfolio’s other significant accounting policies, please refer to the Portfolio’s annual report to shareholders dated July 31, 2013.

PACE Select Advisors Trust

PACE Global Real Estate Securities Investments

Industry diversification – (unaudited)

As a percentage of net assets as of October 31, 2013

Common stocks
Apartments	12.09%
Commercial services	1.42
Diversified	21.99
Diversified operations	1.10
Health care	5.15
Hotels	0.44
Hotels & motels	4.44
Office property	11.79
Real estate management/service	7.22
Real estate operations/development	12.24
Regional malls	8.29
Shopping centers	7.46
Storage	0.84
Storage/warehousing	0.88
Warehouse/industrial	2.91
Total common stocks	98.26
Rights	0.00 [1]
Repurchase agreement	2.42
Investments of cash collateral from securities loaned	2.77
Liabilities in excess of other assets	(3.45)
Net assets	100.00%

1 Weighting represents less than 0.005% of the Portfolio’s net assets as of October 31, 2013.

PACE Select Advisors Trust

PACE Global Real Estate Securities Investments

Schedule of investments – October 31, 2013 (unaudited)

	Number of shares	Value ($)
Common stocks—98.26%
Australia—8.75%
Dexus Property Group[1]	2,619,364	2,686,126
Federation Centres[1]	201,800	473,014
Goodman Group	468,146	2,238,889
Investa Office Fund	70,350	206,788
Mirvac Group	1,344,221	2,210,654
Stockland	109,000	413,116
Westfield Group	46,536	475,901
Westfield Retail Trust	904,435	2,641,415
Total Australia common stocks		11,345,903

Austria—0.70%
Conwert Immobilien Invest SE*,1	72,589	903,774

Bermuda—1.20%
Hongkong Land Holdings Ltd.	252,400	1,554,784

Canada—1.06%
Boardwalk Real Estate Investment Trust	5,900	335,615
Calloway Real Estate Investment Trust	11,200	269,621
Canadian Real Estate Investment Trust	3,300	134,418
Cominar Real Estate Investment Trust[2,3]	5,731	104,380
RioCan Real Estate Investment Trust[2,3,4]	2,200	53,700
RioCan Real Estate Investment Trust[5]	19,700	480,856
Total Canada common stocks		1,378,590

Cayman Islands—0.15%
Country Garden Holdings Co. Ltd.	280,293	191,610

France—4.96%
Accor SA	14,300	641,013
Fonciere des Regions	2,634	225,916
Gecina SA	2,300	307,754
ICADE	3,836	353,489
Klepierre	18,849	846,590
Mercialys SA	6,650	143,336
Unibail Rodamco	14,952	3,918,106
Total France common stocks		6,436,204

Germany—2.12%
Alstria Office REIT-AG*	90,200	1,143,615
DIC Asset AG	52,500	580,947

PACE Select Advisors Trust

PACE Global Real Estate Securities Investments

Schedule of investments – October 31, 2013 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Germany—(concluded)
LEG Immobilien AG*	18,100	1,032,161
Total Germany common stocks		2,756,723

Hong Kong—4.62%
China Overseas Land & Investment Ltd.[1]	94,000	290,984
New World Development Co. Ltd.	398,000	551,338
Sino Land Co. Ltd.	188,100	263,966
Sun Hung Kai Properties Ltd.	181,230	2,374,948
Swire Properties Ltd.	91,000	246,485
The Link REIT	165,300	833,642
Wharf (Holdings) Ltd.	169,170	1,424,842
Total Hong Kong common stocks		5,986,205

Italy—0.44%
Beni Stabili SpA	825,287	566,990

Japan—13.42%
Activia Properties, Inc.	24	208,685
GLP J-Reit[1]	551	572,126
Hulic Co. Ltd.	30,700	485,805
Japan Logistics Fund, Inc.	94	975,084
Japan Real Estate Investment Corp.	97	1,109,783
Japan Retail Fund Investment Corp.	502	1,017,478
Kenedix Realty Investment Corp.[1]	59	264,309
Mitsubishi Estate Co. Ltd.	197,989	5,631,803
Mitsui Fudosan Co. Ltd.	115,821	3,810,444
Nippon Building Fund, Inc.	28	346,547
Nippon Prologis REIT, Inc.	28	279,060
Orix JREIT, Inc.	58	72,375
Sumitomo Realty & Development Co. Ltd.	38,600	1,815,570
Tokyo Tatemono Co. Ltd.	43,000	401,007
United Urban Investment Corp.	269	410,626
Total Japan common stocks		17,400,702

Jersey—0.89%
Atrium European Real Estate Ltd.	193,500	1,157,564

Netherlands—2.21%
Corio N.V.	43,780	1,910,177
Eurocommercial Properties N.V.	8,961	381,064

PACE Select Advisors Trust

PACE Global Real Estate Securities Investments

Schedule of investments – October 31, 2013 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Netherlands—(concluded)
Vastned Retail NV	12,500	577,977
Total Netherlands common stocks		2,869,218

Norway—0.84%
Norwegian Property ASA	847,414	1,084,704

Singapore—2.20%
Ascendas Real Estate Investment Trust (A-REIT)	107,000	204,146
CapitaCommercial Trust[1]	472,000	560,458
Capitaland Ltd.	27,600	69,322
CapitaMalls Asia Ltd.	183,000	297,585
Global Logistic Properties Ltd.	393,000	977,596
Keppel Land Ltd.	204,800	611,663
Mapletree Greater China Commercial Trust*,1	182,000	134,793
Total Singapore common stocks		2,855,563

Sweden—0.44%
Castellum AB	23,536	361,028
Hufvudstaden AB, Class A	15,647	204,882
Total Sweden common stocks		565,910

Switzerland—0.31%
PSP Swiss Property AG*	4,744	407,816

United Kingdom—5.12%
British Land Co. PLC	64,504	643,308
Derwent London PLC	17,626	707,668
Great Portland Estates PLC	62,141	570,919
Hammerson PLC	254,514	2,158,783
Land Securities Group PLC	90,061	1,427,431
Safestore Holdings PLC	477,126	1,134,147
Total United Kingdom common stocks		6,642,256

United States—48.83%
American Homes 4 Rent, Class A*	7,800	120,744
AvalonBay Communities, Inc.	18,600	2,325,930
BioMed Realty Trust, Inc.	28,300	563,736
Boston Properties, Inc.	12,300	1,273,050
Brandywine Realty Trust	30,400	432,592
BRE Properties, Inc.	35,200	1,922,272
Brixmor Property Group, Inc.*	45,300	935,445
Camden Property Trust	13,400	860,280
CBL & Associates Properties, Inc.	39,600	784,476
DDR Corp.	46,200	783,090
Douglas Emmett, Inc.	70,600	1,760,058
Duke Realty Corp.	47,600	788,732

PACE Select Advisors Trust

PACE Global Real Estate Securities Investments

Schedule of investments – October 31, 2013 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
United States—(continued)
DuPont Fabros Technology, Inc.	28,700	713,195
Equity Residential	102,100	5,345,956
Essex Property Trust, Inc.	9,800	1,577,800
Federal Realty Investment Trust	1,300	134,680
General Growth Properties, Inc.	62,196	1,320,421
HCP, Inc.	32,400	1,344,600
Health Care REIT, Inc.	25,700	1,666,645
Healthcare Realty Trust, Inc.	14,700	352,947
Healthcare Trust of America, Inc., Class A	18,900	219,618
Highwoods Properties, Inc.	59,900	2,312,140
Host Hotels & Resorts, Inc.	166,883	3,095,680
Hyatt Hotels Corp., Class A*	13,100	623,560
Iron Mountain, Inc.	69,500	1,844,530
Kilroy Realty Corp.	16,500	877,140
Kimco Realty Corp.	39,800	854,904
Lexington Realty Trust	35,700	417,690
Liberty Property Trust	66,900	2,488,011
Mack-Cali Realty Corp.	40,300	828,568
Mid-America Apartment Communities, Inc.	23,700	1,573,680
Pebblebrook Hotel Trust	10,000	302,000
Post Properties, Inc.	15,100	690,674
ProLogis, Inc.	43,791	1,749,450
Public Storage, Inc.	6,500	1,085,305
Ramco-Gershenson Properties Trust	8,600	139,836
Senior Housing Properties Trust	20,400	502,656
Simon Property Group, Inc.	44,502	6,877,784
SL Green Realty Corp.	30,400	2,874,928
Starwood Hotels & Resorts Worldwide, Inc.	14,900	1,096,938
Strategic Hotels & Resorts, Inc.*	30,800	267,960
Sunstone Hotel Investors, Inc.	23,200	307,400
Tanger Factory Outlet Centers, Inc.	7,900	275,315
Taubman Centers, Inc.	6,720	442,109
The Macerich Co.	17,726	1,049,556
UDR, Inc.	42,300	1,049,463
Ventas, Inc.	39,736	2,592,377
Vornado Realty Trust	17,791	1,584,467

PACE Select Advisors Trust

PACE Global Real Estate Securities Investments

Schedule of investments – October 31, 2013 (unaudited)

	Number of shares	Value ($)
Common stocks—(concluded)
United States—(concluded)
Weyerhaeuser Co.	9,500	288,800
Total United States common stocks		63,319,188
Total common stocks (cost—$114,585,150)		127,423,704

Number of rights
Rights*—0.00%
Hong Kong—0.00%
New Hotel, expires 12/31/13 (cost—$0)	4,975	0

Face amount ($)
Repurchase agreement—2.42%
Repurchase agreement dated 10/31/13 with State Street Bank and Trust Co., 0.001% due 11/01/13, collateralized by $1,835,085 Federal Home Loan Mortgage Corp. obligations, 2.060% due 10/17/22 and $1,462,017 Federal National Mortgage Association obligations, 2.170% due 10/17/22; (value—$3,202,828); proceeds: $3,140,000 (cost—$3,140,000)	3,140,000	3,140,000

	Number of shares
Investment of cash collateral from securities loaned—2.77%
Money market fund—2.77%
UBS Private Money Market Fund LLC[6] (cost—$3,590,533)	3,590,533	3,590,533
Total investments (cost—$121,315,683)[7]—103.45%		134,154,237
Liabilities in excess of other assets—(3.45)%		(4,470,911)
Net assets—100.00%		129,683,326

For a listing of defined portfolio acronyms that are used throughout the Schedule of investments as well as the tables that follow, please refer to the end of the last Portfolio.

Aggregate cost for federal income tax purposes was substantially the same for book purposes; and net unrealized appreciation consisted of:

Gross unrealized appreciation	$14,924,234
Gross unrealized depreciation	(2,085,680)
Net unrealized appreciation	$12,838,554

PACE Select Advisors Trust

PACE Global Real Estate Securities Investments

Schedule of investments – October 31, 2013 (unaudited)

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of October 31, 2013 in valuing the Portfolio’s investments:

	Unadjusted quoted prices in active markets for identical investments (Level 1) ($)	Other significant observable inputs (Level 2) ($)	Unobservable inputs (Level 3) ($)	Total ($)
Common stocks	127,265,624	158,080	—	127,423,704
Rights	—	—	0	0
Repurchase agreement	—	3,140,000	—	3,140,000
Investment of cash collateral from securities loaned	—	3,590,533	—	3,590,533
Total	127,265,624	6,888,613	0	134,154,237

At October 31, 2013, there were no transfers between Level 1 and Level 2.

The following is a rollforward of the Portfolio’s investment that was valued using unobservable inputs (Level 3) for the three months ended October 31, 2013:

Rights ($)
Beginning balance	0
Purchases	—
Sales	—
Accrued discounts/(premiums)	—
Total realized gain/(loss)	—
Net change in unrealized appreciation/depreciation	—
Transfers into Level 3	—
Transfers out of Level 3	—
Ending balance	0

The change in net unrealized appreciation/depreciation relating to the Level 3 investment held at October 31, 2013 was $0.

Portfolio footnotes

*                                         Non-income producing security.

1                                         Security, or portion thereof, was on loan at October 31, 2013.

2                                         Security is being fair valued by a valuation committee under the direction of the board of trustees.

3                                         Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities, which represent 0.12% of net assets as of October 31, 2013, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

4                                         Security is traded on the over-the-counter (“OTC”) market.

5                                         Security is traded on the Toronto Stock Exchange.

6                                         The table below details the Portfolio’s transaction activity in an affiliated issuer during the three months ended October 31, 2013. The investment manager earns a management fee from UBS Private Money Market Fund LLC. Please see the Notes to financial statements in the most recent shareholder report for further information.

Net income
		Purchases	Sales		earned from
		during the	during the		affiliate for the
	Value at	three months	three months	Value at	three months
Security description	07/31/13 ($)	ended 10/31/13 ($)	ended 10/31/13 ($)	10/31/13 ($)	ended 10/31/13 ($)
UBS Private Money Market Fund LLC	3,476,030	16,693,056	16,578,553	3,590,533	151

7                                         Includes $3,374,580 of investments in securities on loan, at value plus accrued interest and dividends, if any. The Portfolio includes cash collateral of $3,590,533.

For more information regarding the Portfolio’s other significant accounting policies, please refer to the Portfolio’s annual report to shareholders dated July 31, 2013.

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Industry diversification – (unaudited)

As a percentage of net assets as of October 31, 2013

Common stocks
Aerospace & defense	0.30%
Air freight & logistics	0.15
Airlines	0.34
Auto components	0.31
Automobiles	0.52
Beverages	0.14
Biotechnology	1.07
Building products	0.00	[1]
Capital markets	0.57
Chemicals	0.38
Commercial banks	1.99
Commercial services & supplies	0.55
Communications equipment	0.12
Computers & peripherals	0.12
Construction & engineering	0.03
Consumer finance	0.62
Containers & packaging	0.09
Diversified consumer services	0.00	[1]
Diversified financial services	0.25
Diversified telecommunication services	0.47
Electric utilities	0.03
Electrical equipment	0.19
Electronic equipment, instruments & components	0.38
Energy equipment & services	0.26
Food & staples retailing	0.91
Food products	0.81
Health care equipment & supplies	0.63
Health care providers & services	0.70
Hotels, restaurants & leisure	0.76
Household durables	0.47
Independent power producers & energy traders	0.22
Industrial conglomerates	0.16
Internet software & services	1.13
IT services	0.58
Leisure equipment & products	0.36
Machinery	0.35
Media	1.30
Metals & mining	0.84
Multi-utilities	0.43
Multiline retail	0.23
Oil, gas & consumable fuels	3.83
Personal products	0.27
Pharmaceuticals	1.37
Professional services	0.11
Real estate investment trusts	3.39
Real estate management & development	0.83
Road & rail	0.41
Semiconductors & semiconductor equipment	0.33
Software	0.32
Specialty retail	1.21
Textiles, apparel & luxury goods	0.35

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Industry diversification – (unaudited)

As a percentage of net assets as of October 31, 2013

Common stocks—(concluded)
Trading companies & distributors	0.00	[1]%
Water utilities	0.19
Wireless telecommunication services	0.74
Total common stocks	32.11

Preferred stock
Metals & mining	0.08
Total preferred stock	0.08

Rights	0.00	[1]

Corporate notes
Apparel	0.02
Auto manufacturers	0.17
Banking non-US	0.69
Beverages	0.09
Building materials	0.05
Building societies	0.09
Chemicals	0.04
Commercial services	0.08
Diversified banking institution	0.58
Diversified financial services	0.01
Diversified operations	0.10
Electric-generation	0.07
Electric-integrated	0.37
Energy-alternate sources	0.02
Engineering & construction	0.10
Finance-auto loans	0.16
Finance-consumer loans	0.07
Food-retail	0.07
Gas-distribution	0.08
Gas-transportation	0.04
Insurance	0.23
Investment companies	0.03
Machinery-general industrial	0.05
Media	0.02
Medical	0.05
Mining	0.04
Money center banks	0.11
Multimedia	0.02
Oil & gas	0.10
Paper & forest products	0.02
REITS-diversified	0.03
REITS-shopping centers	0.04
Retail-discount	0.02
Satellite telecommunications	0.03
Software	0.03
Steel-producers	0.04
Telecommunications	0.37
Tobacco	0.09
Transportation	0.06
Water	0.04
Total corporate notes	4.32

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Industry diversification – (unaudited)

As a percentage of net assets as of October 31, 2013

Non-US government obligations	2.20%

Time deposits	16.31

Short-term US government obligations	35.98

Repurchase agreement	7.38

Options purchased
Call options purchased	2.14
Put options purchased	0.52
Total options purchased	2.66

Investments sold short

Common stocks
Automobiles	(0.12)
Chemicals	(0.20)
Commercial banks	(0.16)
Communications equipment	(0.07)
Containers & packaging	(0.02)
Diversified financial services	(0.19)
Diversified telecommunication services	(0.11)
Electric utilities	(0.27)
Electrical equipment	(0.12)
Electronic equipment, instruments & components	(0.13)
Health care providers & services	(0.11)
Leisure equipment & products	(0.11)
Machinery	(0.26)
Media	(0.01)
Metals & mining	(0.74)
Multi-utilities	(0.25)
Oil, gas & consumable fuels	(0.84)
Real estate investment trusts	(0.10)
Semiconductors & semiconductor equipment	(0.36)
Software	(0.08)
Total investments sold short	(4.25)
Other assets in excess of liabilities	3.21
Net assets	100.00%

1 Weighting represents less than 0.005% of the Portfolio’s net assets as of October 31, 2013.

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Schedule of investments – October 31, 2013 (unaudited)

	Number of shares	Value ($)
Common stocks—32.11%
Australia—1.31%
Caltex Australia Ltd.	37,236	652,138
Dexus Property Group	1,476,273	1,513,900
Federation Centres Ltd.	316,921	742,854
GPT Group	357,311	1,246,159
Mirvac Group	167,327	275,180
Rio Tinto Ltd.	15,803	955,768
Santos Ltd.	62,260	892,679
Westfield Group	39,971	408,764
Westfield Retail Trust	328,432	959,190
Total Australia common stocks		7,646,632

Austria—0.15%
Oesterreichische Post AG	18,032	847,477

Bermuda—0.38%
Bunge Ltd.[1]	4,416	362,686
First Pacific Co. Ltd.	236,000	268,480
Hongkong Land Holdings Ltd.	31,000	190,960
Lazard Ltd., Class A	22,911	885,510
Yue Yuen Industrial Holdings Ltd.	178,500	490,397
Total Bermuda common stocks		2,198,033

Canada—2.33%
Africa Oil Corp.*	51,684	458,612
Alimentation Couche Tard, Inc., Class B	19,931	1,349,952
Bell Aliant, Inc.	24,900	630,709
Blackberry Ltd.*	88,700	700,140
Canadian Imperial Bank of Commerce	1,200	102,086
Canadian Tire Corp. Ltd., Class A	6,600	612,620
Empire Co. Ltd.	6,500	478,655
First Quantum Minerals Ltd.	38,761	735,331
Husky Energy, Inc.	33,900	963,694
Magna International, Inc.	10,800	914,735
Metro, Inc.	1,600	100,099
National Bank of Canada	18,400	1,596,731
Open Text Corp.	7,600	558,492
RioCan Real Estate Investment Trust	26,000	634,633
Rogers Communications, Inc., Class B	57,000	2,586,908
Suncor Energy, Inc.	32,563	1,183,343
Total Canada common stocks		13,606,740

Cayman Islands—0.51%
51job, Inc., ADR*	8,396	643,134
China Mengniu Dairy Co. Ltd.	160,000	703,727
China Metal Recycling Holdings Ltd.*,2,3	352,200	0
Herbalife Ltd.[1]	12,045	780,757

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Schedule of investments – October 31, 2013 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Cayman Islands—(concluded)
Sands China Ltd.	116,400	827,246
Total Cayman Islands common stocks		2,954,864

Denmark—0.23%
Danske Bank A/S*	57,275	1,337,711

Finland—0.16%
Sponda Oyj	14,740	76,451
Wartsila Oyj	19,932	884,137
Total Finland common stocks		960,588

France—1.21%
BNP Paribas SA	20,543	1,521,243
Carrefour SA	38,090	1,395,316
Ingenico SA	9,053	681,698
Klepierre	6,639	298,186
Lagardere SCA	16,668	606,284
Sanofi	9,578	1,021,375
Total SA	15,400	946,461
Unibail-Rodamco SE	2,281	597,726
Total France common stocks		7,068,289

Germany—0.27%
GSW Immobilien AG*	2,635	122,535
Merck KGaA	8,561	1,425,065
Suedzucker AG	1,419	45,719
Total Germany common stocks		1,593,319

Hong Kong—0.72%
BOC Hong Kong (Holdings) Ltd.	337,500	1,101,348
Henderson Land Development Co. Ltd.	15,400	91,272
HKT Trust and HKT Ltd.	103,000	95,520
Hopewell Holdings Ltd.	73,500	247,433
New World Development Co. Ltd.	14,000	19,394
SJM Holdings Ltd.	72,000	232,633
Sun Hung Kai Properties Ltd.	22,000	288,301
Swire Properties Ltd.	10,600	28,711
The Link REIT	357,000	1,800,426
Wharf (Holdings) Ltd.	11,000	92,648
Wheelock & Co. Ltd.	42,000	214,523
Total Hong Kong common stocks		4,212,209

Ireland—0.53%
Accenture PLC, Class A	14,582	1,071,777

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Schedule of investments – October 31, 2013 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Ireland—(concluded)
Actavis PLC*,1	13,154	2,033,345
Total Ireland common stocks		3,105,122

Italy—0.26%
Eni SpA	23,800	602,664
Prada SpA	63,900	623,093
Telecom Italia SpA	294,797	287,187
Total Italy common stocks		1,512,944

Japan—4.72%
ABC-Mart, Inc.	500	24,967
Benesse Holdings, Inc.	100	3,722
Cosmos Pharmaceutical Corp.	3,300	401,383
Daiwa Securities Group, Inc.	145,000	1,315,367
Dena Co. Ltd.	25,400	552,533
Frontier Real Estate Investment Corp.	8	79,976
Fuji Heavy Industries Ltd.	22,100	600,316
Hakuhodo DY Holdings, Inc.	66,400	511,860
Japan Airlines Co. Ltd.	16,600	967,334
JS Group Corp.	600	14,022
JX Holdings, Inc.	4,500	22,196
Maruichi Steel Tube Ltd.	6,900	168,132
Mazda Motor Corp.*	286,000	1,279,772
Medipal Holdings Corp.	32,100	432,222
Mitsubishi Estate Co. Ltd.	23,000	654,236
Mitsubishi Materials Corp.	64,000	249,283
Mitsui Fudosan Co. Ltd.	56,000	1,842,367
NAMCO BANDAI Holdings, Inc.	59,100	1,111,919
Nippon Building Fund, Inc.	11	136,144
Nippon Prologis REIT, Inc.	9	89,698
Nippon Steel & Sumitomo Metal	341,000	1,120,136
Nomura Real Estate Office Fund, Inc.	96	473,996
Omron Corp.	40,400	1,536,622
Oracle Corp. Japan	6,700	264,375
ORIX Corp.	59,200	1,015,064
Otsuka Corp.	11,300	1,462,921
Park24 Co. Ltd.	35,000	681,989
Resorttrust, Inc.	19,200	728,323
Sekisui House Ltd.	182,000	2,596,827
Seven & I Holdings Co. Ltd.	22,000	809,926
Shionogi & Co. Ltd.	41,000	903,142
Showa Shell Sekiyu K.K.	108,400	1,161,940
Sojitz Corp.	5,100	9,855
Sumitomo Mitsui Financial Group, Inc.	33,100	1,587,171
Sumitomo Realty & Development Co. Ltd.	13,000	611,461
Taisei Corp.	35,000	178,684

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Schedule of investments – October 31, 2013 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Japan—(concluded)
Trend Micro, Inc.	500	18,509
Tsumura & Co.	28,800	902,105
Yamaha Corp.	66,800	991,844
Total Japan common stocks		27,512,339

Jersey—0.12%
Petrofac Ltd.	28,689	672,979

Netherlands—0.38%
Koninklijke Philips N.V.	27,211	963,544
LyondellBasell Industries N.V., Class A	16,665	1,243,209
Total Netherlands common stocks		2,206,753

Norway—0.24%
DNB ASA	78,740	1,395,431

Papua New Guinea—0.15%
Oil Search Ltd.	108,647	873,873

Portugal—0.16%
Galp Energia, SGPS SA	54,825	928,994

Russia—0.10%
Mining and Metallurgical Co. Norilsk Nickel, ADR	39,643	600,195

Singapore—0.52%
Ascendas Real Estate Investment Trust (A-REIT)	303,000	578,095
Avago Technologies Ltd.	18,300	831,369
ComfortDelGro Corp. Ltd.	510,000	790,332
Mapletree Commercial Trust	69,000	69,989
StarHub Ltd.	131,000	469,288
UOL Group Ltd.	52,000	275,866
Total Singapore common stocks		3,014,939

Spain—0.30%
Grifols SA	42,465	1,741,524

Sweden—0.27%
Castellum AB	5,474	83,968
Elekta AB, B Shares	61,437	906,379
Lundin Petroleum AB*	29,035	599,514
Total Sweden common stocks		1,589,861

Switzerland—0.39%
Roche Holding AG	4,777	1,322,513

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Schedule of investments – October 31, 2013 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Switzerland—(concluded)
Syngenta AG	2,388	964,570
Total Switzerland common stocks		2,287,083

United Kingdom—2.86%
Aveva Group PLC	13,614	564,490
BP PLC	122,000	944,232
British Sky Broadcasting Group PLC	131,915	1,982,929
BT Group PLC	220,262	1,331,443
Centrica PLC	283,826	1,608,275
Derwent London PLC	5,100	204,760
DS Smith PLC	110,562	536,434
Great Portland Estates PLC	28,394	260,869
Hammerson PLC	54,044	458,400
Inmarsat PLC	35,698	412,401
Land Securities Group PLC	26,132	414,182
Lloyds Banking Group PLC*	1,368,158	1,700,778
Rio Tinto PLC	20,654	1,045,822
Royal Dutch Shell PLC, A Shares	64,672	2,155,674
Segro PLC	52,631	275,782
Tate & Lyle PLC	41,780	530,226
Telecity Group PLC	25,000	305,648
Tui Travel PLC	127,467	786,865
United Utilities Group PLC	97,375	1,099,943
Workspace Group PLC	9,953	78,102
Total United Kingdom common stocks		16,697,255

United States—13.84%
Abbott Laboratories[1]	10,644	389,038
Acuity Brands, Inc.	11,298	1,135,562
Advance Auto Parts, Inc.[1]	23,690	2,349,574
Aetna, Inc.[1]	32,615	2,044,960
Alliance Data Systems Corp.*	3,711	879,730
American Capital Agency Corp.[1]	39,057	848,318
Amgen, Inc.	9,352	1,084,832
Annaly Capital Management, Inc.[1]	153,779	1,813,054
AutoZone, Inc.*,1	1,686	732,887
AvalonBay Communities, Inc.	2,485	310,749
Avery Dennison Corp.[1]	41,142	1,938,611
Baxter International, Inc.[1]	18,087	1,191,391
Beam, Inc.	12,566	845,692
BorgWarner, Inc.	8,860	913,732
Boston Properties, Inc.	2,326	240,741
Brixmor Property Group, Inc.*	5,455	112,646
CA, Inc.[1]	20,196	641,425
Calpine Corp.*	63,291	1,276,579
Celgene Corp.*,1	10,238	1,520,241

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Schedule of investments – October 31, 2013 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
United States—(continued)
Chevron Corp.	12,500	1,499,500
Citigroup, Inc.	23,864	1,164,086
CMS Energy Corp.	31,808	873,448
Cobalt International Energy, Inc.*	14,452	335,431
Comcast Corp., Class A1	20,767	988,094
CVS Caremark Corp.	12,545	781,052
DDR Corp.	14,429	244,572
Delta Air Lines, Inc.	39,687	1,046,943
eBay, Inc.*	19,146	1,009,186
Edison International[1]	3,143	154,101
Equinix, Inc.*	4,084	659,484
Equity Residential	5,793	303,321
Essex Property Trust, Inc.	1,340	215,740
Extra Space Storage, Inc.	5,438	250,094
Exxon Mobil Corp.	28,500	2,554,170
Facebook, Inc., Class A*	15,966	802,451
Federal Realty Investment Trust	1,189	123,180
First Republic Bank	25,037	1,278,640
General Growth Properties, Inc.	8,340	177,058
General Motors Co.*	31,187	1,152,360
Gilead Sciences, Inc.*,1	26,977	1,915,097
Google, Inc., Class A*	1,940	1,999,325
Halliburton Co.	15,457	819,685
Hanesbrands, Inc.	13,812	940,873
Health Care REIT, Inc.	3,428	222,306
Hologic, Inc.*,1	70,070	1,568,867
Host Hotels & Resorts, Inc.	18,857	349,797
J.B. Hunt Transport Services, Inc.	10,817	811,599
Kansas City Southern	6,330	769,222
Kilroy Realty Corp.	745	39,604
Kimco Realty Corp.	13,796	296,338
Kohl’s Corp.[1]	10,072	572,090
Kraft Foods Group, Inc.	18,554	1,008,967
Las Vegas Sands Corp.	7,369	517,451
Lennar Corp., Class A	2,996	106,508
Macy’s, Inc.[1]	2,951	136,071
Marathon Petroleum Corp.[1]	19,069	1,366,485
McKesson Corp.[1]	10,284	1,607,801
Micron Technology, Inc.*,1	49,459	874,435
NetApp, Inc.	15,110	586,419
News Corp., Class A*,1	95,001	1,672,018
Northrop Grumman Corp.[1]	6,434	691,719
Occidental Petroleum Corp.	12,035	1,156,323
ON Semiconductor Corp.*	33,781	238,494
Oracle Corp.[1]	12,055	403,842
Pall Corp.	14,418	1,160,937

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Schedule of investments – October 31, 2013 (unaudited)

	Number of shares		Value ($)
Common stocks—(concluded)
United States—(concluded)
PetSmart, Inc.[1]	21,952		1,597,228
Precision Castparts Corp.	4,138		1,048,776
ProLogis, Inc.	13,922		556,184
Public Storage	986		164,632
PulteGroup, Inc.	1,669		29,458
SanDisk Corp.[1]	1,432		99,524
Simon Property Group, Inc.	3,752		579,872
SL Green Realty Corp.	4,616		436,535
SLM Corp.[1]	102,052		2,589,059
Sprint Corp.*,1	189,813		1,277,441
Starbucks Corp.	14,743		1,194,920
Starwood Hotels & Resorts Worldwide, Inc.	1,879		138,332
Tesoro Corp.[1]	30,479		1,490,118
The ADT Corp.[1]	13,723		595,166
The Charles Schwab Corp.	48,521		1,099,001
The Estee Lauder Cos., Inc., Class A	10,979		779,070
The Home Depot, Inc.	13,575		1,057,357
The Macerich Co.	4,518		267,511
Time Warner Cable, Inc.	6,809		818,101
Time Warner, Inc.	14,608		1,004,154
TJX Cos., Inc.	21,105		1,282,973
Tyson Foods, Inc., Class A1	75,056		2,076,800
Valero Energy Corp.[1]	38,089		1,568,124
VeriSign, Inc.*,1	12,639		686,045
Vornado Realty Trust	6,999		623,331
Total United States common stocks			80,774,658
Total common stocks (cost—$163,591,375)			187,339,812

Preferred stock—0.08%
Brazil—0.08%
Vale SA (cost—$395,181)	30,200		442,714

Rights—0.00%
Hong Kong—0.00%
New Hotel, expires 12/31/13* (cost—$0)	975		0

	Face amount
Corporate notes—4.32%
Australia—0.05%
Santos Finance Ltd.
8.250%, due 09/22/70[4]	EUR	100,000	151,525

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Schedule of investments – October 31, 2013 (unaudited)

	Face amount		Value ($)
Corporate notes—(continued)
Australia—(concluded)
Telstra Corp. Ltd.
2.500%, due 09/15/23	EUR	100,000	134,222
Total Australia corporate notes			285,747

Belgium—0.03%
Anheuser-Busch InBev N.V.
2.000%, due 12/16/19[5]	EUR	150,000	207,206

Canada—0.02%
Great-West Lifeco, Inc.
2.500%, due 04/18/23[5]	EUR	100,000	133,166

Cayman Islands—0.08%
Hutchison Whampoa Finance 09 Ltd.
4.750%, due 11/14/16[5]	EUR	200,000	299,628
IPIC GMTN Ltd.
4.875%, due 05/14/16[5]	EUR	100,000	147,316
Total Cayman Islands corporate notes			446,944

Czech Republic—0.03%
CEZ AS
4.500%, due 06/29/20[5]	EUR	100,000	155,358

Denmark—0.11%
AP Moeller - Maersk A/S
3.375%, due 08/28/19[5]	EUR	100,000	145,485
Danske Bank A/S
3.875%, due 02/28/17	EUR	200,000	294,365
4.100%, due 03/16/18[4]	EUR	60,000	83,298
DONG Energy A/S
6.250%, due 06/26/3013[4,5]	EUR	78,000	113,327
Total Denmark corporate notes			636,475

Finland—0.03%
Teollisuuden Voima OYJ
4.625%, due 02/04/19[5]	EUR	100,000	152,201

France—0.85%
Areva SA
3.500%, due 03/22/21	EUR	100,000	141,315
ASF
7.375%, due 03/20/19[5]	EUR	150,000	261,357
AXA SA
5.250%, due 04/16/40[4,5]	EUR	100,000	148,095
BNP Paribas SA
2.875%, due 11/27/17[5]	EUR	100,000	143,800
2.875%, due 09/26/23	EUR	100,000	137,500

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Schedule of investments – October 31, 2013 (unaudited)

	Face amount		Value ($)
Corporate notes—(continued)
France—(concluded)
3.000%, due 02/24/17[5]	EUR	150,000	215,797
4.730%, due 04/12/16[4,5,6]	EUR	50,000	69,753
BPCE SA
2.000%, due 04/24/18	EUR	100,000	137,756
Casino Guichard-Perrachon SA
3.311%, due 01/25/23[5]	EUR	100,000	138,016
4.379%, due 02/08/17	EUR	200,000	297,600
Christian Dior SA
4.000%, due 05/12/16	EUR	100,000	143,866
Cie de St. Gobain
4.500%, due 09/30/19[5]	EUR	120,000	183,787
CNP Assurances
6.875%, due 09/30/41[4]	EUR	100,000	154,141
Credit Agricole SA
3.900%, due 04/19/21[5]	EUR	100,000	142,033
Electricite de France
4.500%, due 11/12/40[5]	EUR	50,000	75,485
4.625%, due 04/26/30	EUR	50,000	77,368
6.250%, due 01/25/21	EUR	250,000	432,306
Eutelsat SA
5.000%, due 01/14/19[5]	EUR	100,000	154,674
GDF Suez
3.500%, due 10/18/22	EUR	100,000	149,370
Lafarge SA
8.875%, due 05/27/14[5,7]	EUR	60,000	84,824
Orange SA
8.125%, due 01/28/33	EUR	70,000	143,276
Pernod-Ricard SA
4.875%, due 03/18/16[5]	EUR	100,000	147,654
5.000%, due 03/15/17[5]	EUR	100,000	151,716
RCI Banque SA
3.250%, due 01/17/14[5]	EUR	180,000	245,637
4.000%, due 03/16/16[5]	EUR	200,000	288,565
4.250%, due 04/27/17[5]	EUR	30,000	44,370
Societe Fonciere Lyonnaise SA
4.625%, due 05/25/16	EUR	100,000	146,131
Societe Generale SA
4.750%, due 03/02/21	EUR	100,000	157,789
9.375%, due 09/04/19[4,5,6]	EUR	50,000	79,686
Suez Environnement Co.
4.125%, due 06/24/22	EUR	50,000	76,497
Veolia Environnement SA
4.450%, due 04/16/18[4,5,6]	EUR	100,000	135,579
Vinci SA
6.250%, due 11/13/15[4,6]	EUR	50,000	72,470
Total France corporate notes			4,978,213

Germany—0.14%
ThyssenKrupp AG
9.250%, due 06/18/14[7]	EUR	150,000	213,183

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Schedule of investments – October 31, 2013 (unaudited)

	Face amount		Value ($)
Corporate notes—(continued)
Germany—(concluded)
Volkswagen Leasing GmbH
3.250%, due 05/10/18	EUR	400,000	588,275
Total Germany corporate notes			801,458

Ireland—0.20%
Bord Gais Eireann
3.625%, due 12/04/17[5]	EUR	100,000	145,101
ESB Finance Ltd.
6.250%, due 09/11/17[5]	EUR	100,000	157,443
FGA Capital Ireland PLC
4.375%, due 09/18/14[5]	EUR	100,000	138,759
GE Capital European Funding
3.750%, due 04/04/16	EUR	150,000	217,334
5.375%, due 01/23/20	EUR	80,000	129,514
6.000%, due 01/15/19	EUR	50,000	81,948
Willow No.2 Ireland PLC for Zurich Insurance Co. Ltd.
3.375%, due 06/27/22[5]	EUR	200,000	287,707
Total Ireland corporate notes			1,157,806

Italy—0.27%
Assicurazioni Generali SpA MTN
5.125%, due 09/16/24[5]	EUR	75,000	113,959
Edison SpA
3.250%, due 03/17/15[5]	EUR	50,000	70,068
Enel SpA
5.250%, due 06/20/17[5]	EUR	210,000	317,387
Intesa Sanpaolo SpA
5.000%, due 02/28/17[5]	EUR	200,000	294,220
Snam SpA
5.000%, due 01/18/19[5]	EUR	150,000	230,460
Telecom Italia Capital SA
5.250%, due 11/15/13	USD	120,000	120,130
Telecom Italia SpA
4.500%, due 09/20/17[5]	EUR	200,000	281,107
UniCredit SpA
4.875%, due 03/07/17[5]	EUR	100,000	145,794
Total Italy corporate notes			1,573,125

Jersey—0.08%
Heathrow Funding Ltd.
4.600%, due 02/15/18[5]	EUR	150,000	229,576

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Schedule of investments – October 31, 2013 (unaudited)

	Face amount		Value ($)
Corporate notes—(continued)
Jersey—(concluded)
Prosecure Funding
4.668%, due 06/30/16	EUR	160,000	225,658
Total Jersey corporate notes			455,234

Luxembourg—0.09%
Fiat Industrial Finance Europe SA
6.250%, due 03/09/18[5]	EUR	100,000	154,959
Gazprom (Gaz Capital SA)
8.125%, due 02/04/15	EUR	100,000	146,908
Glencore Finance Europe SA
5.250%, due 03/22/17[5]	EUR	50,000	75,624
Wind Acquisition Finance SA
7.375%, due 02/15/18[5]	EUR	100,000	142,607
Total Luxembourg corporate notes			520,098

Mexico—0.02%
America Movil SAB de C.V.
4.125%, due 10/25/19	EUR	100,000	151,729

Netherlands—0.68%
ABN Amro Bank N.V.
4.310%, due 03/10/16[4,6]	EUR	20,000	26,517
6.375%, due 04/27/21[5]	EUR	100,000	155,805
Allianz Finance II BV
5.750%, due 07/08/41[4]	EUR	100,000	154,819
BMW Finance N.V.
3.625%, due 01/29/18	EUR	180,000	268,948
Deutsche Bahn Finance BV
3.000%, due 03/08/24	EUR	100,000	143,790
Deutsche Telekom International Finance BV
6.000%, due 01/20/17	EUR	200,000	313,131
ELM BV (Swiss Reinsurance Co.)
5.252%, due 05/25/16[4,5,6]	EUR	50,000	70,603
Enel Finance International N.V.
5.750%, due 10/24/18	EUR	100,000	157,852
ING Bank N.V.
4.000%, due 12/23/16[5]	EUR	150,000	221,844
4.250%, due 01/13/17[5]	EUR	120,000	178,493
4.500%, due 02/21/22[5]	EUR	100,000	156,664
4.625%, due 03/15/19[4]	EUR	120,000	162,767
KBC IFIMA N.V.
3.875%, due 03/31/15[5]	EUR	80,000	113,276
4.375%, due 10/26/15[5]	EUR	100,000	144,880
Koninklijke KPN N.V.
3.250%, due 02/01/21[5]	EUR	100,000	139,744
LeasePlan Corp. N.V.
3.875%, due 09/16/15[5]	EUR	100,000	142,952

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Schedule of investments – October 31, 2013 (unaudited)

	Face amount		Value ($)
Corporate notes—(continued)
Netherlands—(concluded)
Linde Finance BV
7.375%, due 07/14/66[4]	EUR	170,000	260,824
OI European Group BV
6.750%, due 09/15/20[5]	EUR	100,000	158,096
Rabobank Nederland
4.125%, due 01/14/20	EUR	300,000	457,210
Repsol International Finance BV
4.250%, due 02/12/16[5]	EUR	100,000	144,605
RWE Finance BV
6.625%, due 01/31/19	EUR	50,000	83,949
Siemens Financieringsmaatschappij N.V.
2.875%, due 03/10/28	EUR	100,000	136,039
Telefonica Europe BV
5.875%, due 02/14/33[5]	EUR	50,000	77,804
Ziggo Bond Co.
8.000%, due 05/15/18[5]	EUR	70,000	101,220
Total Netherlands corporate notes			3,971,832

Norway—0.05%
DnB NOR Bank ASA
4.375%, due 02/24/21[5]	EUR	110,000	171,195
Statkraft AS
6.625%, due 04/02/19	EUR	80,000	135,976
Total Norway corporate notes			307,171

Spain—0.34%
Amadeus Capital Markets SA
4.875%, due 07/15/16[5]	EUR	100,000	148,373
Banco Bilbao Vizcaya Argentaria SA
3.500%, due 12/05/17	EUR	100,000	144,929
Bankia SA
3.500%, due 11/13/14	EUR	50,000	69,082
BBVA Senior Finance SAU
4.375%, due 09/21/15	EUR	100,000	143,033
Ferrovial Emisiones SA
3.375%, due 01/30/18[5]	EUR	200,000	284,640
Gas Natural Capital Markets SA
4.125%, due 01/26/18[5]	EUR	200,000	295,873
Iberdrola Finanzas SAU
4.750%, due 01/25/16	EUR	200,000	293,600
Santander International Debt SAU
3.500%, due 08/12/14[5]	EUR	100,000	138,318
Telefonica Emisiones SAU
4.710%, due 01/20/20[5]	EUR	100,000	149,067

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Schedule of investments – October 31, 2013 (unaudited)

	Face amount		Value ($)
Corporate notes—(continued)
Spain—(concluded)
4.797%, due 02/21/18[5]	EUR	200,000	300,508
Total Spain corporate notes			1,967,423

Sweden—0.14%
Atlas Copco AB
2.500%, due 02/28/23[5]	EUR	100,000	137,396
Nordea Bank AB
3.750%, due 02/24/17[5]	EUR	90,000	132,907
4.000%, due 06/29/20[5]	EUR	100,000	152,841
Svenska Handelsbanken AB
4.375%, due 10/20/21[5]	EUR	200,000	314,028
TeliaSonera AB
3.875%, due 10/01/25	EUR	50,000	74,588
Total Sweden corporate notes			811,760

United Arab Emirates—0.02%
Xstrata Finance Dubai Ltd.
1.750%, due 05/19/16[5,7]	EUR	100,000	137,192

United Kingdom—0.59%
Abbey National Treasury Services PLC
3.375%, due 10/20/15[5]	EUR	100,000	142,224
Barclays Bank PLC
6.625%, due 03/30/22[5]	EUR	70,000	112,334
BAT International Finance PLC
3.625%, due 11/09/21[5]	EUR	100,000	149,560
Brambles Finance PLC
4.625%, due 04/20/18[5]	EUR	100,000	152,068
Coventry Building Society
2.250%, due 12/04/17[5]	EUR	150,000	207,591
Experian Finance PLC
4.750%, due 02/04/20[5]	EUR	50,000	78,166
FCE Bank PLC
4.750%, due 01/19/15[5]	EUR	150,000	212,955
G4S International Finance PLC
2.625%, due 12/06/18[5]	EUR	100,000	136,980
Hammerson PLC
2.750%, due 09/26/19[5]	EUR	100,000	140,321
4.875%, due 06/19/15[5]	EUR	50,000	72,117
HSBC Holdings PLC
3.375%, due 01/10/24[4,5]	EUR	100,000	139,522
Imperial Tobacco Finance PLC
4.500%, due 07/05/18[5]	EUR	150,000	228,917
LBG Capital No. 2 PLC, Series 22
15.000%, due 12/21/19[5]	EUR	50,000	100,643
Legal & General Group PLC
4.000%, due 06/08/25[4,5]	EUR	50,000	69,771
Lloyds TSB Bank PLC

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Schedule of investments – October 31, 2013 (unaudited)

	Face amount		Value ($)
Corporate notes—(continued)
United Kingdom—(concluded)
6.500%, due 03/24/20[5]	EUR	90,000	142,803
10.375%, due 02/12/24[4,5]	EUR	50,000	85,163
Mondi Finance PLC
3.375%, due 09/28/20[5]	EUR	100,000	140,055
Nationwide Building Society
3.125%, due 04/03/17	EUR	100,000	143,900
6.750%, due 07/22/20[5]	EUR	100,000	158,934
Royal Bank of Scotland PLC
4.875%, due 01/20/17	EUR	270,000	407,198
5.375%, due 09/30/19[5]	EUR	50,000	79,575
6.934%, due 04/09/18	EUR	50,000	76,402
SSE PLC
5.025%, due 10/01/15[4,5,6]	EUR	150,000	211,809
Stagecoach Group PLC
5.750%, due 12/16/16	GBP	50,000	88,730
Total United Kingdom corporate notes			3,477,738

United States—0.50%
American International Group, Inc.
5.000%, due 06/26/17	EUR	50,000	75,949
AT&T, Inc.
2.500%, due 03/15/23	EUR	100,000	132,815
Bank of America Corp.
4.750%, due 04/03/17[5]	EUR	200,000	301,312
Citigroup, Inc.
0.869%, due 05/31/17[4]	EUR	100,000	130,982
1.495%, due 11/30/17[4]	EUR	75,000	99,694
4.000%, due 11/26/15	EUR	150,000	216,487
7.375%, due 09/04/19	EUR	120,000	209,638
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.
2.750%, due 05/19/23	EUR	100,000	129,179
GE Capital Trust II
5.500%, due 09/15/67[4,5]	EUR	50,000	71,365
HSBC Finance Corp.
3.750%, due 11/04/15	EUR	100,000	143,153
Merrill Lynch & Co., Inc.
4.625%, due 09/14/18	EUR	100,000	146,206
MetLife Global Funding I
4.625%, due 05/16/17	EUR	100,000	151,973
Morgan Stanley
4.000%, due 11/17/15	EUR	205,000	294,018
4.500%, due 02/23/16	EUR	50,000	72,789
5.500%, due 10/02/17	EUR	50,000	77,379
Pemex Project Funding Master Trust
6.375%, due 08/05/16[5]	EUR	100,000	153,928
Philip Morris International, Inc.
2.750%, due 03/19/25	EUR	100,000	134,230
Roche Holdings, Inc.
6.500%, due 03/04/21[5]	EUR	150,000	267,589

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Schedule of investments – October 31, 2013 (unaudited)

	Face amount		Value ($)
Corporate notes—(concluded)
United States—(concluded)
Wal-Mart Stores, Inc.
4.875%, due 09/21/29	EUR	60,000	99,505
Total United States corporate notes			2,908,191
Total corporate notes (cost—$23,266,648)			25,236,067

Non-US government obligations—2.20%
Germany—0.16%
Bundesrepublik Deutschland
1.500%, due 02/15/23	EUR	700,000	943,066

Italy—0.02%
Italy Buoni Poliennali Del Tesoro
4.250%, due 03/01/20	EUR	75,000	107,473

Mexico—2.02%
Mexican Bonos
6.500%, due 06/10/21	MXN	37,230,000	3,001,768
7.500%, due 06/03/27	MXN	34,870,000	2,929,230
8.500%, due 05/31/29	MXN	32,600,000	2,906,899
10.000%, due 12/05/24	MXN	29,140,000	2,951,529
Total Mexico			11,789,426
Total non-US government obligations (cost—$13,337,591)			12,839,965

Time deposits—16.31%
Abbey National
0.090%, due 11/01/13	USD	3,122,873	3,122,873
ABN Amro Bank N.V.
0.350%, due 04/10/14	USD	5,000,000	5,000,000
0.380%, due 01/21/14	USD	5,000,000	5,000,000
BNP Paribas
0.090%, due 11/01/13	USD	9,072,411	9,072,411
Caisse des Depots et Consignations
0.110%, due 11/21/13	USD	5,000,000	4,999,694
Commerzbank AG
0.290%, due 11/19/13	USD	5,000,000	4,999,276
Credit Agricole
0.450%, due 11/14/13	USD	2,500,000	2,500,000
DZ Bank AG
0.060%, due 11/01/13	USD	9,182,739	9,182,739
Export Development Canada
0.160%, due 01/13/14	USD	5,000,000	4,998,379
FMS Wertmanagement
0.120%, due 01/28/14	USD	5,000,000	4,998,534

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Schedule of investments – October 31, 2013 (unaudited)

	Face amount		Value ($)
Time deposits—(concluded)
ING Bank N.V.
0.530%, due 04/30/14	USD	2,500,000	2,500,000
KBC Bank N.V.
0.320%, due 02/26/14	USD	5,000,000	5,000,000
Landeskreditbank Baden Wurtt
0.130%, due 11/12/13	USD	5,000,000	4,999,801
Landwirtschaftliche Rentenbank
0.089%, due 11/13/13	USD	5,000,000	4,999,852
Mizuho Corporate Bank Ltd.
0.315%, due 01/27/14	USD	5,000,000	5,000,000
Nationwide Building Society
0.250%, due 01/13/14	USD	5,000,000	5,000,000
Natixis
0.120%, due 11/01/13	USD	8,800,369	8,800,369
Societe Generale
0.700%, due 09/05/14	USD	2,500,000	2,500,000
0.450%, due 11/01/13	USD	2,500,000	2,500,000
Total time deposits (cost—$95,173,928)			95,173,928

Short-term US government obligations[8]—35.98%
US Treasury Bills
0.068%, due 11/21/13[1]	USD	58,600,000	58,599,121
0.066%, due 11/29/13[1]	USD	18,753,000	18,752,494
0.010%, due 02/13/14[1]	USD	2,500,000	2,499,640
0.035%, due 03/20/14[1]	USD	23,000,000	22,995,124
0.042%, due 03/27/14[1]	USD	107,150,000	107,122,891
Total short-term US government obligations (cost—$209,959,784)			209,969,270

Repurchase agreement—7.38%
Repurchase agreement dated 10/31/13 with State Street Bank and Trust Co., 0.001% due 11/01/13, collateralized by $25,176,317 Federal Home Loan Mortgage Corp. obligations, 2.060% due 10/17/22 and $20,058,028 Federal National Mortgage Association obligations, 2.170% due 10/17/22; (value—$43,940,971); proceeds: $43,079,001 (cost—$43,079,000)	43,079,000		43,079,000

	Number of contracts/ Notional amount
Options purchased—2.66%
Call options purchased—2.14%
DAX Index, strike @ 9,350, expires 11/15/13	263		9,284
DAX Index, strike @ 9,400, expires 11/15/13	263		5,892
DAX Index, strike @ 9,600, expires 12/20/13	515		40,556

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Schedule of investments – October 31, 2013 (unaudited)

	Number of contracts/ Notional amount		Value ($)
Options purchased—(continued)
Call options purchased—(continued)
Euro STOXX 50 Index, strike @ 3,200, expires 11/15/13	527		8,586
Euro STOXX 50 Index, strike @ 3,300, expires 12/20/13	515		25,872
GBP Currency Futures, strike @ 166, expires 11/08/13	48		300
GBP Currency Futures, strike @ 167, expires 11/08/13	311		1,944
GBP Currency Futures, strike @ 168, expires 11/08/13	159		994
GBP Currency Futures, strike @ 168, expires 12/06/13	103		3,219
GBP Currency Futures, strike @ 169, expires 11/08/13	211		1,319
GBP Currency Futures, strike @ 169, expires 12/06/13	467		8,756
JPY Currency Futures, strike @ 106.5, expires 11/08/13	49		613
JPY Currency Futures, strike @ 107, expires 11/08/13	52		325
JPY Currency Futures, strike @ 107, expires 12/06/13	103		8,873
JPY Currency Futures, strike @ 109, expires 11/08/13	159		994
JPY Currency Futures, strike @ 109.5, expires 11/08/13	212		1,325
JPY Currency Futures, strike @ 109.5, expires 12/06/13	309		7,725
JPY Currency Futures, strike @ 110, expires 11/08/13	106		662
JPY Currency Futures, strike @ 112, expires 12/06/13	105		656
S&P 500 Index, strike @ 1,550, expires 03/22/14	180		3,778,200
S&P 500 Index, strike @ 1,635, expires 11/16/13	238		2,848,860
S&P 500 Index, strike @ 1,700, expires 12/21/13	30		208,800
S&P 500 Index, strike @ 1,720, expires 12/21/13	3		17,055
S&P 500 Index, strike @ 1,735, expires 11/16/13	129		479,880
S&P 500 Index, strike @ 1,850, expires 11/16/13	412		8,240
S&P 500 Index, strike @ 1,900, expires 12/21/13	154		7,700
S&P 500 Index, strike @ 1,950, expires 12/21/13	155		3,426
US Treasury Note 10 Year Futures, strike @ 132, expires 11/22/13	103		1,609
USD Call/CNY Put, strike @ CNY 6.38, expires 12/11/13	USD	23,000,000	0
USD Call/JPY Put, strike @ JPY 82, expires 02/09/15	USD	9,000,000	1,520,361
USD Call/JPY Put, strike @ JPY 84.5, expires 12/11/13	USD	23,000,000	3,227,636

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Schedule of investments – October 31, 2013 (unaudited)

	Number of contracts/ Notional amount		Value ($)
Options purchased—(continued)
Call options purchased—(concluded)
USD Call/JPY Put, strike @ JPY 86, expires 12/10/15	USD	1,000,000	138,483
USD Call/JPY Put, strike @ JPY 88, expires 05/16/14	USD	1,250,000	134,182
Total call options purchased			12,502,327

Put options purchased—0.52%
Apple, Inc., strike @ 505, expires 07/19/14	15		64,838
DAX Index, strike @ 7,150, expires 11/15/13	529		3,232
DAX Index, strike @ 7,200, expires 11/15/13	40		272
DAX Index, strike @ 7,250, expires 11/15/13	529		3,950
DAX Index, strike @ 7,250, expires 12/20/13	1,053		45,751
DAX Index, strike @ 7,300, expires 11/15/13	529		4,309
DAX Index, strike @ 7,300, expires 12/20/13	1,579		72,892
DAX Index, strike @ 7,350, expires 11/15/13	528		4,301
DAX Index, strike @ 8,100, expires 01/17/14	773		210,244
Euro STOXX 50 Index, strike @ 2,300, expires 11/15/13	517		1,404
Euro STOXX 50 Index, strike @ 2,350, expires 11/15/13	2,114		8,611
Euro STOXX 50 Index, strike @ 2,400, expires 11/15/13	1,057		4,305
Euro STOXX 50 Index, strike @ 2,450, expires 11/15/13	1,586		6,460
Euro STOXX 50 Index, strike @ 2,500, expires 12/20/13	1,031		30,796
Euro STOXX 50 Index, strike @ 2,525, expires 12/20/13	258		8,757
Euro STOXX 50 Index, strike @ 2,600, expires 12/20/13	1,848		85,310
Euro STOXX 50 Index, strike @ 2,700, expires 12/20/13	1,183		89,948
Euro STOXX 50 Index, strike @ 2,700, expires 01/17/14	1,546		230,899
GBP Currency Futures, strike @ 151, expires 12/06/13	309		3,863
GBP Currency Futures, strike @ 153, expires 11/08/13	317		1,981
GBP Currency Futures, strike @ 154, expires 11/08/13	472		2,950
GBP Currency Futures, strike @ 154, expires 12/06/13	205		11,531
GBP Currency Futures, strike @ 155, expires 12/06/13	206		18,025
GBP Currency Futures, strike @ 156, expires 11/08/13	152		1,900
JPY Currency Futures, strike @ 94, expires 11/08/13	106		663
JPY Currency Futures, strike @ 95, expires 12/06/13	103		3,863

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Schedule of investments – October 31, 2013 (unaudited)

	Number of contracts/ Notional amount		Value ($)
Options purchased—(continued)
Put options purchased—(continued)
JPY Currency Futures, strike @ 96, expires 11/08/13	212		1,325
JPY Currency Futures, strike @ 96, expires 12/06/13	206		12,875
JPY Currency Futures, strike @ 97, expires 11/08/13	106		1,325
JPY Currency Futures, strike @ 97.5, expires 11/08/13	103		1,931
Kospi 200 Index, strike @ 271.22, expires 09/11/14	KRW	30,512,204	461,794
S&P 500 Index, strike @ 1,270, expires 11/16/13	629		3,145
S&P 500 Index, strike @ 1,300, expires 11/16/13	636		3,180
S&P 500 Index, strike @ 1,320, expires 11/16/13	264		2,640
S&P 500 Index, strike @ 1,330, expires 11/16/13	318		3,180
S&P 500 Index, strike @ 1,340, expires 11/16/13	318		1,590
S&P 500 Index, strike @ 1,350, expires 11/16/13	318		4,770
S&P 500 Index, strike @ 1,350, expires 12/21/13	309		9,270
S&P 500 Index, strike @ 1,370, expires 11/16/13	159		3,180
S&P 500 Index, strike @ 1,370, expires 12/21/13	309		20,085
S&P 500 Index, strike @ 1,400, expires 11/16/13	155		2,325
S&P 500 Index, strike @ 1,400, expires 12/21/13	2,335		163,450
S&P 500 Index, strike @ 1,440, expires 12/21/13	309		33,990
S&P 500 Index, strike @ 1,450, expires 01/18/14	789		193,305
S&P 500 Index, strike @ 1,500, expires 11/16/13	302		9,060
S&P 500 Index, strike @ 1,520, expires 11/16/13	155		5,735
S&P 500 Index, strike @ 1,530, expires 11/16/13	155		7,750
S&P 500 Index, strike @ 1,540, expires 11/16/13	155		6,200
S&P 500 Index, strike @ 1,550, expires 11/16/13	209		9,405
S&P 500 Index, strike @ 1,550, expires 01/18/14	96		52,800
S&P 500 Index, strike @ 1,610, expires 12/21/13	112		50,960
S&P 500 Index, strike @ 1,695, expires 12/21/13	36		42,840
S&P 500 Index, strike @ 1,715, expires 12/21/13	31		55,273
US Treasury Note 10 Year Futures, strike @ 120.5, expires 11/22/13	155		2,422
US Treasury Note 10 Year Futures, strike @ 121, expires 11/22/13	154		2,406
US Treasury Note 10 Year Futures, strike @ 122, expires 11/22/13	412		6,438
US Treasury Note 10 Year Futures, strike @ 122.5, expires 11/22/13	154		2,406
US Treasury Note 10 Year Futures, strike @ 123, expires 11/22/13	206		3,219
USD Put/CNY Call, strike @ CNY 6.38, expires 12/11/13	USD	23,000,000	890,813
USD Put/JPY Call, strike @ JPY 71, expires 05/16/14	USD	1,250,000	46

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Schedule of investments – October 31, 2013 (unaudited)

	Number of contracts/ Notional amount		Value ($)
Options purchased—(concluded)
Put options purchased—(concluded)
USD Put/JPY Call, strike @ JPY 79.5, expires 12/11/13	USD	23,000,000	0
Total put options purchased			2,992,188
Total options purchased (cost—$14,627,601)			15,494,515
Total investments before investments sold short (cost—$563,431,108)—101.04%			589,575,271

	Shares
Investments sold short—(4.25)%
Common stocks—(4.25)%
Australia—(0.43)%
Alumina Ltd.	(808,328)		(786,911)
Iluka Resources Ltd.	(91,097)		(886,833)
Newcrest Mining Ltd.	(85,405)		(831,422)
Total Australia common stocks			(2,505,166)

Austria—(0.01)%
Telekom Austria AG	(5,802)		(47,794)

Canada—(0.67)%
Catamaran Corp.	(13,400)		(628,713)
Encana Corp.	(7,000)		(125,411)
MEG Energy Corp.	(32,000)		(1,024,160)
Pengrowth Energy Corp.	(36,500)		(234,547)
Penn West Petroleum Ltd.	(50,500)		(563,775)
Turquoise Hill Resources Ltd.	(78,300)		(377,739)
Ultra Petroleum Corp.	(51,429)		(944,236)
Total Canada common stocks			(3,898,581)

Finland—(0.06)%
Nokia Oyj	(49,892)		(377,316)

France—(0.37)%
Renault SA	(7,850)		(687,569)
Veolia Environnement SA	(85,223)		(1,460,279)
Total France common stocks			(2,147,848)

Germany—(0.21)%
Infineon Technologies AG	(124,330)		(1,203,439)

Japan—(1.14)%
Advantest Corp.	(77,200)		(918,580)
Hitachi Construction Machinery Co. Ltd.	(17,500)		(367,869)
Hokkaido Electric Power Co., Inc.	(43,200)		(554,443)
Hokuriku Electric Power Co.	(24,800)		(352,088)
JFE Holdings, Inc.	(900)		(20,338)

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Schedule of investments – October 31, 2013 (unaudited)

	Shares	Value ($)
Investments sold short—(concluded)
Common stocks—(concluded)
Japan—(concluded)
JTEKT Corp.	(5,400)	(68,811)
Mitsubishi Electric Corp.	(63,000)	(688,752)
Mitsui Chemicals, Inc.	(358,000)	(946,608)
Nintendo Co. Ltd.	(4,000)	(448,286)
Nippon Electric Glass Co. Ltd.	(152,000)	(779,091)
Shimano, Inc.	(7,500)	(655,955)
Sumitomo Chemical Co. Ltd.	(56,000)	(203,885)
The Chugoku Electric Power Co., Inc.	(38,900)	(594,201)
Tohoku Electric Power Co., Inc.	(5,000)	(60,256)
Total Japan common stocks		(6,659,163)

Jersey—(0.25)%
Glencore Xstrata PLC	(264,321)	(1,440,961)

Spain—(0.15)%
Banco Popular Espanol SA	(158,660)	(903,045)

Sweden—(0.43)%
Investment AB Kinnevik, B Shares	(30,249)	(1,114,723)
Lundin Petroleum AB	(48,837)	(1,008,386)
Volvo AB, B Shares	(32,140)	(412,906)
Total Sweden common stocks		(2,536,015)

United Kingdom—(0.13)%
Melrose Industries PLC	(135,234)	(694,303)
Royal Bank of Scotland Group PLC	(7,214)	(42,520)
Total United Kingdom common stocks		(736,823)

United States—(0.40)%
Cobalt International Energy, Inc.	(26,227)	(608,729)
CONSOL Energy, Inc.	(10,913)	(398,324)
Duke Realty Corp.	(33,425)	(553,852)
Level 3 Communications, Inc.	(19,469)	(594,778)
Sealed Air Corp.	(3,832)	(115,650)
Sirius XM Radio, Inc.	(22,617)	(85,266)
Total United States common stocks		(2,356,599)
Total investments sold short (proceeds—$23,926,479)—(4.25)%		(24,812,750)
Other assets in excess of liabilities—3.21%		18,743,714
Net assets—100.00%		583,506,235

For a listing of defined portfolio acronyms, counterparty acronyms and currency abbreviations that are used throughout the Schedule of investments as well as the tables that follow, please refer to the end of the Portfolio.

Aggregate cost for federal income tax purposes before investments sold short was substantially the same for book purposes; and net unrealized appreciation consisted of:

Gross unrealized appreciation	$33,767,463
Gross unrealized depreciation	(7,623,300)
Net unrealized appreciation	$26,144,163

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Schedule of investments – October 31, 2013 (unaudited)

Written options

Number of contracts/ Notional amount		Call options written	Expiration date	Premiums received($)	Current value($)	Unrealized appreciation (depreciation)($)
15		Apple Flex, Inc., strike @ 505	07/19/14	63,534	(81,038)	(17,504)
44		DAX Index, strike @ 9,150	11/15/13	3,367	(10,066)	(6,699)
335		DAX Index, strike @ 9,250	11/15/13	28,532	(30,475)	(1,943)
521		DAX Index, strike @ 9,300	11/15/13	34,127	(29,357)	4,770
257		DAX Index, strike @ 9,450	12/20/13	31,221	(45,886)	(14,665)
257		DAX Index, strike @ 9,500	12/20/13	30,162	(34,894)	(4,732)
526		Euro STOXX 50 Index, strike @ 3,125	11/15/13	35,748	(62,134)	(26,386)
257		Euro STOXX 50 Index, strike @ 3,150	11/15/13	7,763	(16,051)	(8,288)
1,183		Euro STOXX 50 Index, strike @ 3,150	12/20/13	271,919	(416,010)	(144,091)
515		Euro STOXX 50 Index, strike @ 3,175	11/15/13	11,981	(16,782)	(4,801)
515		Euro STOXX 50 Index, strike @ 3,225	12/20/13	45,166	(71,323)	(26,157)
208		GBP Currency Futures, strike @ 163	11/08/13	15,609	(11,700)	3,909
322		GBP Currency Futures, strike @ 164	11/08/13	28,012	(8,050)	19,962
199		GBP Currency Futures, strike @ 165	11/08/13	19,343	(2,488)	16,855
464		GBP Currency Futures, strike @ 165	12/06/13	56,670	(60,900)	(4,230)
106		GBP Currency Futures, strike @ 167	12/06/13	14,428	(5,300)	9,128
51		JPY Currency Futures, strike @ 103.5	11/08/13	4,946	(5,100)	(154)
52		JPY Currency Futures, strike @ 104	11/08/13	3,108	(2,925)	183
206		JPY Currency Futures, strike @ 105.5	11/08/13	32,894	(3,862)	29,032
103		JPY Currency Futures, strike @ 105.5	12/06/13	19,001	(19,001)	—
103		JPY Currency Futures, strike @ 106	11/08/13	6,805	(1,287)	5,518
52		JPY Currency Futures, strike @ 106	12/06/13	9,593	(7,800)	1,793
6		JPY Currency Futures, strike @ 107.5	11/08/13	1,432	(38)	1,394
206		JPY Currency Futures, strike @ 107.5	12/06/13	44,481	(12,874)	31,607
56		JPY Currency Futures, strike @ 108	11/08/13	13,831	(350)	13,481
105		JPY Currency Futures, strike @ 110	12/06/13	28,600	(1,969)	26,631
KRW	30,512,204	Kospi 200 Index, strike @ 271.22	09/11/14	462,394	(441,864)	20,530
36		S&P 500 Index, strike @ 1,695	12/21/13	154,724	(275,760)	(121,036)
31		S&P 500 Index, strike @ 1,715	12/21/13	139,435	(186,155)	(46,720)
8		S&P 500 Index, strike @ 1,750	11/16/13	6,383	(15,600)	(9,217)
46		S&P 500 Index, strike @ 1,760	11/16/13	33,713	(62,422)	(28,709)
206		S&P 500 Index, strike @ 1,800	11/16/13	51,066	(32,960)	18,106
258		S&P 500 Index, strike @ 1,810	11/16/13	26,802	(25,800)	1,002
103		S&P 500 Index, strike @ 1,820	11/16/13	12,143	(4,635)	7,508
96		S&P 500 Index, strike @ 1,820	01/18/14	43,958	(120,960)	(77,002)
112		S&P 500 Index, strike @ 1,825	12/21/13	75,364	(60,480)	14,884
155		S&P 500 Index, strike @ 1,840	11/16/13	5,099	(6,045)	(946)
154		S&P 500 Index, strike @ 1,850	12/21/13	38,946	(36,960)	1,986
155		S&P 500 Index, strike @ 1,860	12/21/13	26,799	(26,799)	—
				1,939,099	(2,254,100)	(315,001)

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Schedule of investments – October 31, 2013 (unaudited)

Written options—(continued)

Number of contracts/ Notional amount	Put options written	Expiration date	Premiums received($)	Current value($)	Unrealized appreciation (depreciation)($)
538	DAX Index, strike @ 7,700	12/20/13	65,579	(40,175)	25,404
527	DAX Index, strike @ 7,800	12/20/13	558,601	(44,720)	513,881
20	DAX Index, strike @ 7,900	11/15/13	3,234	(367)	2,867
515	DAX Index, strike @ 8,100	12/20/13	77,761	(70,274)	7,487
5	DAX Index, strike @ 8,200	11/15/13	245	(139)	106
263	DAX Index, strike @ 8,250	11/15/13	29,216	(8,035)	21,181
263	DAX Index, strike @ 8,300	11/15/13	16,905	(8,749)	8,156
257	DAX Index, strike @ 8,350	11/15/13	22,192	(9,247)	12,945
263	DAX Index, strike @ 8,400	11/15/13	21,111	(10,355)	10,756
263	DAX Index, strike @ 8,450	11/15/13	19,391	(11,427)	7,964
257	DAX Index, strike @ 8,500	11/15/13	23,094	(12,736)	10,358
258	DAX Index, strike @ 8,600	11/15/13	19,536	(17,340)	2,196
257	DAX Index, strike @ 8,750	01/17/14	224,736	(227,086)	(2,350)
1,053	Euro STOXX 50 Index, strike @ 2,575	11/15/13	125,632	(7,149)	118,483
1,183	Euro STOXX 50 Index, strike @ 2,575	12/20/13	276,169	(48,186)	227,983
527	Euro STOXX 50 Index, strike @ 2,600	11/15/13	80,512	(3,578)	76,934
12	Euro STOXX 50 Index, strike @ 2,625	11/15/13	1,615	(98)	1,517
257	Euro STOXX 50 Index, strike @ 2,650	11/15/13	16,665	(2,094)	14,571
773	Euro STOXX 50 Index, strike @ 2,700	12/20/13	86,814	(58,774)	28,040
1,053	Euro STOXX 50 Index, strike @ 2,725	12/20/13	139,974	(91,502)	48,472
401	Euro STOXX 50 Index, strike @ 2,775	11/15/13	25,340	(7,078)	18,262
515	Euro STOXX 50 Index, strike @ 2,800	11/15/13	36,380	(10,489)	25,891
515	Euro STOXX 50 Index, strike @ 2,825	11/15/13	31,567	(12,587)	18,980
514	Euro STOXX 50 Index, strike @ 2,850	11/15/13	27,240	(14,656)	12,584
258	Euro STOXX 50 Index, strike @ 2,875	11/15/13	13,796	(9,458)	4,338
515	Euro STOXX 50 Index, strike @ 2,925	01/17/14	372,074	(267,809)	104,265
309	GBP Currency Futures, strike @ 153	12/06/13	38,660	(9,656)	29,004
317	GBP Currency Futures, strike @ 155	11/08/13	38,468	(1,981)	36,487
411	GBP Currency Futures, strike @ 156	12/06/13	61,106	(59,081)	2,025
574	GBP Currency Futures, strike @ 158	11/08/13	55,066	(32,287)	22,779
103	JPY Currency Futures, strike @ 97.5	12/06/13	20,289	(15,450)	4,839
212	JPY Currency Futures, strike @ 98	11/08/13	47,035	(5,300)	41,735
155	JPY Currency Futures, strike @ 98	12/06/13	27,957	(31,000)	(3,043)
5	JPY Currency Futures, strike @ 98.5	11/08/13	985	(156)	829
51	JPY Currency Futures, strike @ 98.5	12/06/13	9,429	(13,388)	(3,959)
155	JPY Currency Futures, strike @ 99	11/08/13	10,520	(7,750)	2,770
103	JPY Currency Futures, strike @ 99.5	11/08/13	10,030	(9,012)	1,018
155	S&P 500 Index, strike @ 1,420	11/16/13	51,599	(1,550)	50,049
318	S&P 500 Index, strike @ 1,450	11/16/13	91,550	(6,360)	85,190
581	S&P 500 Index, strike @ 1,470	11/16/13	116,717	(11,620)	105,097
159	S&P 500 Index, strike @ 1,480	11/16/13	63,410	(5,565)	57,845
31	S&P 500 Index, strike @ 1,490	11/16/13	34,835	(930)	33,905
23	S&P 500 Index, strike @ 1,500	11/16/13	6,797	(690)	6,107
527	S&P 500 Index, strike @ 1,500	12/21/13	425,760	(86,955)	338,805
96	S&P 500 Index, strike @ 1,500	01/18/14	95,798	(34,752)	61,046
155	S&P 500 Index, strike @ 1,510	11/16/13	26,024	(3,875)	22,149

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Schedule of investments – October 31, 2013 (unaudited)

Written options—(concluded)

Put Options Written—(concluded)

Number of contracts/ Notional amount	Put options written	Expiration date	Premiums received($)	Current value($)	Unrealized appreciation (depreciation)($)
309	S&P 500 Index, strike @ 1,540	12/21/13	122,949	(67,980)	54,969
575	S&P 500 Index, strike @ 1,550	12/21/13	289,034	(143,750)	145,284
154	S&P 500 Index, strike @ 1,560	12/21/13	61,276	(37,730)	23,546
154	S&P 500 Index, strike @ 1,570	12/21/13	48,956	(44,660)	4,296
155	S&P 500 Index, strike @ 1,580	12/21/13	60,124	(54,250)	5,874
154	S&P 500 Index, strike @ 1,600	11/16/13	42,796	(11,550)	31,246
263	S&P 500 Index, strike @ 1,600	01/18/14	741,106	(227,495)	513,611
463	S&P 500 Index, strike @ 1,620	11/16/13	103,170	(46,300)	56,870
309	S&P 500 Index, strike @ 1,630	11/16/13	80,434	(30,900)	49,534
238	S&P 500 Index, strike @ 1,635	11/16/13	106,599	(23,800)	82,799
103	S&P 500 Index, strike @ 1,650	11/16/13	20,383	(11,330)	9,053
309	S&P 500 Index, strike @ 1,660	11/16/13	54,919	(41,715)	13,204
155	S&P 500 Index, strike @ 1,670	11/16/13	30,674	(24,025)	6,649
129	S&P 500 Index, strike @ 1,680	11/16/13	24,883	(24,510)	373
30	S&P 500 Index, strike @ 1,700	12/21/13	143,937	(45,150)	98,787
3	S&P 500 Index, strike @ 1,720	12/21/13	10,194	(5,262)	4,932
309	US Treasury Note 10 Year Futures, strike @ 123.5	11/22/13	33,092	(9,656)	23,436
257	US Treasury Note 10 Year Futures, strike @ 125	11/22/13	23,513	(24,094)	(581)
515	US Treasury Note 10 Year Futures, strike @ 125.5	11/22/13	58,409	(72,422)	(14,013)
			5,603,862	(2,278,045)	3,325,817
			7,542,961	(4,532,145)	3,010,816

Written option activity for the three months ended October 31, 2013 was as follows:

	Number of	Premiums
	Contracts	received ($)
Options outstanding at July 31, 2013	25,386	7,499,907
Options written	101,997	17,124,657
Options exercised	(1,724)	(1,333,516)
Options terminated in closing purchase transactions	(43,843)	(9,164,907)
Options expired prior to exercise	(53,506)	(7,045,574)
Options outstanding at October 31, 2013	28,310	7,080,567

	Notional	Premiums
	Amount (KRW)	received ($)
Options outstanding at July 31, 2013	35,100,000	327,600
Options written	30,512,204	462,394
Options exercised	—
Options terminated in closing purchase transactions	(35,100,000)	(327,600)
Options expired prior to exercise	—	—
Options outstanding at October 31, 2013	30,512,204	462,394

Foreign exchange written options

Notional amount (000)		Calls written	Counterparty	Expiration date	Premiums received($)	Current value($)	Unrealized appreciation (depreciation)($)
USD	23,000	USD Call/CNY Put, strike @ CNY 6.38	RBS	12/11/13	23,000	—	23,000
USD	23,000	USD Call/JPY Put, strike @ JPY 84.50	RBS	12/11/13	957,974	(3,227,636)	(2,269,662)
USD	1,250	USD Call/JPY Put, strike @ JPY 88	BB	05/16/14	50,525	(134,220)	(83,695)
USD	2,500	USD Call/JPY Put, strike @ JPY 105	BB	05/12/14	75,450	(18,695)	56,755
USD	2,500	USD Call/JPY Put, strike @ JPY 105	BB	05/09/14	78,775	(18,508)	60,267
USD	2,500	USD Call/JPY Put, strike @ JPY 105	BB	05/07/14	85,249	(18,140)	67,109
USD	2,500	USD Call/JPY Put, strike @ JPY 105	BB	05/08/14	83,525	(18,320)	65,205
USD	2,500	USD Call/JPY Put, strike @ JPY 105	BB	05/13/14	45,900	(18,880)	27,020
					1,400,398	(3,454,399)	(2,054,001)

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Schedule of investments – October 31, 2013 (unaudited)

Foreign exchange written options— (concluded)

Notional amount (000)		Puts written	Counterparty	Expiration date	Premiums received($)	Current value($)	Unrealized appreciation (depreciation)($)

USD	23,000	USD Put/CNY Call, strike @ CNY 6.38	RBS	12/11/13	549,700	(890,813)	(341,113)
USD	9,000	USD Put/JPY Call, strike @ JPY 67	RBS	02/09/15	423,000	(10,170)	412,830
USD	1,000	USD Put/JPY Call, strike @ JPY 68	RBS	12/10/15	84,275	(5,657)	78,618
USD	1,250	USD Put/JPY Call, strike @ JPY 71	BB	05/16/14	67,475	(181)	67,294
USD	23,000	USD Put/JPY Call, strike @ JPY 79.50	RBS	12/11/13	332,577	—	332,577
USD	2,500	USD Put/JPY Call, strike @ JPY 95	BB	05/07/14	43,500	(37,572)	5,928
USD	2,500	USD Put/JPY Call, strike @ JPY 95	BB	05/08/14	45,225	(37,857)	7,368
USD	2,500	USD Put/JPY Call, strike @ JPY 95	BB	05/09/14	49,975	(38,127)	11,848
USD	2,500	USD Put/JPY Call, strike @ JPY 95	BB	05/12/14	53,300	(38,398)	14,902
USD	2,500	USD Put/JPY Call, strike @ JPY 95	BB	05/13/14	82,850	(38,668)	44,182
					1,731,877	(1,097,443)	634,434
					3,132,275	(4,551,842)	(1,419,567)

Foreign exchange written options activity for the three months ended October 31, 2013 was as follows:

Premiums
received ($)
Foreign exchange options outstanding at July 31, 2013	3,724,880
Foreign exchange options written	491,985
Foreign exchange options expired prior to exercise	(1,084,590)
Foreign exchange options outstanding at October 31, 2013	3,132,275

Futures contracts

						Unrealized
Number of			Expiration		Current	appreciation
contracts	Currency		date	Cost ($)	value ($)	(depreciation) ($)
US Treasury futures buy contracts:
607	USD	US Treasury Note 10 Year Futures	December 2013	76,516,279	77,307,140	790,861
Index futures buy contracts:
40	CAD	S&P TSE 60 Index Futures	December 2013	5,626,127	5,876,972	250,845
39	EUR	Amerstdam Index Futures	November 2013	4,041,167	4,145,670	104,503
40	EUR	CAC 40 Index Futures	November 2013	2,301,949	2,335,347	33,398
49	EUR	DAX Index Futures	December 2013	14,214,336	15,042,603	828,267
17	EUR	FTSE MIB Index Futures	December 2013	2,206,548	2,235,458	28,910
28	GBP	FTSE 100 Index Futures	December 2013	2,931,479	3,017,807	86,328
109	HKD	H-Shares Index Futures	November 2013	7,291,026	7,477,270	186,244
17	HKD	Hang Seng Index Futures	November 2013	2,494,057	2,548,120	54,063
52	JPY	NIKKEI 225 Index Futures	December 2013	7,515,388	7,605,748	90,360
92	JPY	TOPIX Index Futures	December 2013	11,239,766	11,247,987	8,221
631	USD	MSCI EAFE Mini Index Futures	December 2013	56,408,459	59,165,715	2,757,256
323	USD	NASDAQ 100 Emini Index Futures	December 2013	20,474,272	21,763,740	1,289,468
939	USD	S&P 500 E-Mini Index Futures	December 2013	79,077,248	82,209,450	3,132,202
Interest rate futures buy contracts:
53	EUR	German Euro Bund Futures	December 2013	10,064,698	10,231,591	166,893
115	GBP	United Kingdom Long Gilt Bond Futures	December 2013	20,409,774	20,556,302	146,528
				322,812,573	332,766,920	9,954,347

						Unrealized
Number of			Expiration		Current	appreciation
contracts	Currency		date	Proceeds ($)	value ($)	(depreciation) ($)
Index futures sell contracts:
134	AUD	ASX SPI 200 Index Futures	December 2013	16,772,509	17,181,081	(408,572)
3	CAD	S&P TSE 60 Index Futures	December 2013	442,072	440,773	1,299
4	CHF	Swiss Market Index Futures	December 2013	356,750	364,419	(7,669)
255	EUR	CAC 40 Index Futures	November 2013	14,662,019	14,887,841	(225,822)
24	EUR	DAX Index Futures	December 2013	7,115,828	7,367,806	(251,978)
100	EUR	EURO STOXX 50 Index Futures	December 2013	3,945,799	4,158,708	(212,909)
83	EUR	IBEX 35 Index Futures	November 2013	11,031,714	11,124,402	(92,688)
7	HKD	Hang Seng Index Futures	November 2013	1,026,563	1,049,226	(22,663)
48	JPY	TOPIX Index Futures	December 2013	5,634,873	5,868,515	(233,642)
10	SEK	OMX 30 Index Futures	November 2013	195,843	198,229	(2,386)
259	USD	MSCI Taiwan Index Futures	November 2013	7,588,104	7,715,610	(127,506)
118	USD	Russell 2000 Mini Index Futures	December 2013	12,400,127	12,954,040	(553,913)
1270	USD	S&P 500 E-Mini Index Futures	December 2013	108,254,564	111,188,500	(2,933,936)
Interest rate futures sell contracts:
255	AUD	Australian Treasury Bond 10 Year Futures	December 2013	27,830,347	28,138,978	(308,631)
612	CAD	Canada Government Bond 10 Year Futures	December 2013	76,280,841	77,083,185	(802,344)
32	JPY	JGB MINI 10 Year Futures	December 2013	4,661,380	4,730,037	(68,657)
				298,199,333	304,451,350	(6,252,017)
						3,702,330

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Schedule of investments – October 31, 2013 (unaudited)

Forward foreign currency contracts

Counterparty	Contracts to deliver		In exchange for		Maturity date	Unrealized appreciation (depreciation)($)

BB	AUD	554,722	USD	512,021	12/18/13	(10,765)
BB	AUD	5,514,964	USD	5,291,487	12/18/13	94,024
BB	AUD	12,646,561	USD	11,702,432	01/23/14	(187,716)
BB	CAD	3,926,521	USD	3,800,000	11/22/13	36,076
BB	CAD	30,682,957	USD	29,597,965	12/18/13	204,727
BB	CAD	11,252,505	USD	10,854,869	01/15/14	82,915
BB	CHF	1,030,000	USD	1,110,117	11/13/13	(25,139)
BB	CHF	5,981,872	USD	6,664,141	12/18/13	69,056
BB	CHF	21,031,265	USD	22,597,922	12/18/13	(589,298)
BB	CHF	1,700,000	USD	1,887,146	01/14/14	12,436
BB	EUR	3,997,936	USD	5,316,295	11/13/13	(112,007)
BB	EUR	4,854,804	USD	6,457,132	11/19/13	(134,693)
BB	EUR	19,560,107	USD	25,943,782	12/05/13	(615,717)
BB	EUR	7,912,281	USD	10,647,732	12/18/13	(95,974)
BB	EUR	1,296,275	USD	1,783,564	12/18/13	23,415
BB	EUR	13,518,331	USD	18,051,785	01/23/14	(304,897)
BB	GBP	626,004	USD	971,939	11/13/13	(31,728)
BB	GBP	1,004,800	USD	1,571,576	12/11/13	(39,072)
BB	GBP	2,017,480	USD	3,250,762	12/18/13	17,005
BB	HKD	2,600,000	USD	335,331	11/13/13	(31)
BB	INR	260,190,750	USD	3,739,716	11/21/13	(478,248)
BB	JPY	171,493,973	USD	1,722,642	12/11/13	(21,776)
BB	JPY	59,331	USD	607	12/11/13	3
BB	JPY	252,506,447	USD	2,595,106	12/18/13	26,473
BB	MXN	80,029,630	USD	6,159,451	01/28/14	65,973
BB	NOK	14,847,789	USD	2,463,182	12/18/13	(26,924)
BB	NOK	54,764,061	USD	9,239,107	12/18/13	54,688
BB	NZD	20,429,612	USD	16,363,918	12/18/13	(460,096)
BB	NZD	16,209,148	USD	13,534,182	12/18/13	185,767
BB	SEK	45,799,516	USD	7,109,043	12/18/13	48,735
BB	SEK	83,578,987	USD	12,724,819	12/18/13	(159,454)
BB	SGD	5,686,857	USD	4,590,340	11/21/13	12,245
BB	SGD	1,766,504	USD	1,427,397	12/18/13	5,278
BB	SGD	12,385,623	USD	9,778,545	12/18/13	(192,467)
BB	USD	55,891	AUD	59,210	12/11/13	(64)
BB	USD	7,171,276	AUD	7,561,957	12/18/13	(44,666)
BB	USD	2,260,200	AUD	2,410,306	12/18/13	11,344
BB	USD	3,576,204	CAD	3,697,012	12/18/13	(34,591)
BB	USD	3,491,627	CHF	3,256,480	12/18/13	98,680
BB	USD	4,196,698	CHF	3,736,593	12/18/13	(77,060)
BB	USD	239,091	EUR	180,275	12/05/13	5,694
BB	USD	154,145	EUR	112,740	12/05/13	(1,062)
BB	USD	11,626,286	EUR	8,492,746	12/18/13	(94,394)
BB	USD	33,073,697	EUR	24,939,079	12/18/13	789,882
BB	USD	16,908,371	GBP	10,763,646	12/18/13	344,349
BB	USD	5,355,486	GBP	3,320,033	12/18/13	(33,906)

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Schedule of investments – October 31, 2013 (unaudited)

Forward foreign currency contracts— (continued)

Counterparty	Contracts to deliver		In exchange for		Maturity date	Unrealized appreciation (depreciation)($)
BB	USD	200,971	HKD	1,558,079	12/11/13	12
BB	USD	4,630,965	INR	260,190,750	11/21/13	(413,000)
BB	USD	28,905	JPY	2,827,524	12/11/13	(144)
BB	USD	6,414,055	JPY	637,532,883	12/18/13	71,276
BB	USD	14,126,288	JPY	1,376,276,591	12/18/13	(126,052)
BB	USD	11,550,663	MXN	151,100,000	02/20/14	(66,421)
BB	USD	8,244,611	NOK	48,888,714	12/18/13	(45,540)
BB	USD	16,376,838	NOK	97,977,791	12/18/13	54,907
BB	USD	1,147,417	NZD	1,395,072	12/18/13	1,440
BB	USD	2,906,555	NZD	3,496,908	12/18/13	(26,812)
BB	USD	1,439,272	SEK	9,147,501	12/18/13	(29,122)
BB	USD	4,458,532	SGD	5,686,857	11/21/13	119,563
BB	USD	18,137	SGD	22,711	12/11/13	147
BB	USD	933,533	SGD	1,171,173	12/18/13	9,317
BNP	AUD	989,645	USD	901,666	12/11/13	(31,436)
BNP	AUD	83,320	USD	80,151	12/11/13	1,592
BNP	AUD	1,900,000	USD	1,771,492	01/14/14	(15,934)
BNP	AUD	2,156,537	USD	1,989,157	01/16/14	(39,336)
BNP	AUD	1,961,835	USD	1,799,966	01/17/14	(45,263)
BNP	AUD	2,109,851	USD	1,935,278	01/21/14	(48,643)
BNP	AUD	1,962,341	USD	1,822,008	01/22/14	(23,084)
BNP	CAD	1,950,000	USD	1,873,280	11/13/13	3,608
BNP	CAD	2,281,880	USD	2,239,662	11/21/13	52,220
BNP	CAD	7,280,156	USD	7,119,991	11/25/13	141,830
BNP	CAD	11,915,760	USD	11,326,563	12/12/13	(90,048)
BNP	CAD	1,660,000	USD	1,602,491	01/14/14	13,344
BNP	DKK	1,200,000	USD	219,041	01/14/14	464
BNP	EUR	2,301,529	USD	3,069,884	11/13/13	(55,078)
BNP	EUR	63,551	USD	86,621	12/05/13	329
BNP	EUR	504,914	USD	684,207	12/05/13	(1,385)
BNP	EUR	46,940	USD	64,777	12/11/13	1,039
BNP	EUR	699,149	USD	922,396	12/11/13	(26,940)
BNP	EUR	2,775,794	USD	3,780,542	01/14/14	11,324
BNP	EUR	5,304,882	USD	7,180,620	01/23/14	(22,935)
BNP	GBP	57,081	USD	88,465	12/05/13	(3,037)
BNP	GBP	31,521	USD	50,389	12/11/13	(137)
BNP	HKD	3,900,000	USD	503,033	01/14/14	(85)
BNP	JPY	65,000,000	USD	654,542	11/13/13	(6,523)
BNP	JPY	303,000,000	USD	3,081,755	11/13/13	174
BNP	JPY	45,821,786	USD	462,939	12/11/13	(3,155)
BNP	NOK	1,000,000	USD	166,754	01/14/14	(782)
BNP	SEK	2,400,000	USD	363,784	11/13/13	(6,503)
BNP	SEK	401,888	USD	60,634	12/11/13	(1,330)
BNP	SEK	141,376	USD	22,301	12/11/13	503
BNP	SEK	3,800,000	USD	597,446	01/14/14	12,027
BNP	USD	50,298	AUD	55,308	12/11/13	1,850

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Schedule of investments – October 31, 2013 (unaudited)

Forward foreign currency contracts— (continued)

Counterparty	Contracts to deliver		In exchange for		Maturity date	Unrealized appreciation (depreciation)($)
BNP	USD	187,960	EUR	138,129	12/05/13	(403)
BNP	USD	756,128	EUR	564,778	12/05/13	10,750
BNP	USD	144,494	JPY	14,012,739	12/11/13	(1,958)
BNP	USD	1,677,406	MXN	22,200,000	02/18/14	10,151
BNP	USD	1,705,279	MXN	22,500,000	02/19/14	4,950
BNP	USD	1,860,105	MXN	24,000,000	02/24/14	(36,571)
MSCI	AUD	1,420,525	USD	1,331,521	12/18/13	(7,224)
MSCI	CAD	18,304,235	USD	17,645,272	12/18/13	110,432
MSCI	CHF	23,119,312	USD	24,807,448	12/18/13	(681,869)
MSCI	EUR	2,713,868	USD	3,672,883	12/18/13	(12,149)
MSCI	EUR	3,325,919	USD	4,543,982	12/18/13	27,876
MSCI	JPY	503,022,906	USD	5,016,584	12/18/13	(100,439)
MSCI	NZD	9,882,126	USD	7,902,934	12/18/13	(235,108)
MSCI	SEK	6,519,389	USD	1,025,015	12/18/13	20,007
MSCI	SEK	37,393,656	USD	5,684,006	12/18/13	(80,482)
MSCI	SGD	10,161,094	USD	8,004,328	12/18/13	(175,833)
MSCI	USD	1,331,150	AUD	1,442,098	12/18/13	27,925
MSCI	USD	4,099,920	AUD	4,321,891	12/18/13	(26,843)
MSCI	USD	10,908,718	CAD	11,275,477	12/18/13	(107,192)
MSCI	USD	4,574,227	CHF	4,169,746	12/18/13	22,968
MSCI	USD	28,871,253	EUR	21,765,082	12/18/13	682,508
MSCI	USD	10,835,643	GBP	6,904,476	12/18/13	231,331
MSCI	USD	1,332,034	GBP	829,481	12/18/13	(2,484)
MSCI	USD	2,281,791	JPY	226,517,459	12/18/13	22,468
MSCI	USD	5,544,894	NOK	33,072,243	12/18/13	1,615
MSCI	USD	2,452,500	NZD	2,929,955	12/18/13	(39,649)
MSCI	USD	1,107,810	SGD	1,378,513	12/18/13	1,958
RBS	AUD	900,000	USD	797,122	11/13/13	(53,013)
RBS	CAD	2,191,100	USD	2,138,827	11/22/13	38,460
RBS	EUR	350,000	USD	464,304	11/13/13	(10,918)
RBS	EUR	95,058	USD	130,095	12/05/13	1,022
RBS	EUR	45,381	USD	62,127	12/11/13	506
RBS	EUR	100,000	USD	137,869	01/14/14	2,080
RBS	EUR	383,007	USD	524,164	01/23/14	4,075
RBS	GBP	4,272,519	USD	6,556,932	11/13/13	(293,160)
RBS	GBP	150,000	USD	241,821	01/14/14	1,440
RBS	HKD	376,017	USD	48,506	12/11/13	2
RBS	HKD	8,004,717	USD	1,032,422	12/11/13	(142)
RBS	JPY	833,767,550	USD	8,500,000	11/21/13	20,058
RBS	JPY	20,591,888	USD	210,797	12/11/13	1,338
RBS	JPY	323,000,000	USD	3,308,528	01/14/14	22,073
RBS	SGD	178,488	USD	140,046	12/11/13	(3,645)
RBS	SGD	8,549	USD	6,910	12/11/13	28
RBS	SGD	450,000	USD	360,470	01/14/14	(1,811)
RBS	USD	87,846	HKD	681,003	12/11/13	—
RBS	USD	311,222	HKD	2,412,949	12/11/13	35

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Schedule of investments – October 31, 2013 (unaudited)

Forward foreign currency contracts— (concluded)

Counterparty	Contracts to deliver		In exchange for		Maturity date	Unrealized appreciation (depreciation)($)
RBS	USD	4,659,518	JPY	463,732,000	11/21/13	56,929
RBS	USD	1,731,369	MXN	22,500,000	02/21/14	(21,406)
						(2,784,053)

Interest rate swaps

				Rate type
Counterparty	Notional amount (000)		Termination date	Payments made by the Portfolio[9](%)	Payments received by the Portfolio[9](%)	Upfront payments received (made)($)	Value($)	Unrealized appreciation (depreciation)($)
RBS	EUR	17,520	03/22/27	6 Month EURIBOR	2.645	—	(539,504)	(539,504)
RBS	EUR	10,260	03/27/27	6 Month EURIBOR	2.615	—	(356,334)	(356,334)
RBS	EUR	3,720	03/27/27	6 Month EURIBOR	2.681	—	(100,195)	(100,195)
RBS	EUR	7,500	03/22/47	2.671	6 Month EURIBOR	—	534,455	534,455
RBS	EUR	4,400	03/27/47	2.644	6 Month EURIBOR	—	346,572	346,572
RBS	EUR	1,600	03/27/47	2.710	6 Month EURIBOR	—	97,484	97,484
						—	(17,522)	(17,522)

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Schedule of investments – October 31, 2013 (unaudited)

Variance Swaps3,10

Counterparty	Notional amount (000)		Termination date	Pay/ receive variance	Reference entity	Volatility strike price (%)	Upfront payments received (made)($)	Value($)	Unrealized appreciation (depreciation)($)
BB	GBP	9	12/20/13	Pay	FTSE 100 Index	27.95	—	156,275	156,275
BB	HKD	86	12/30/13	Receive	China Enterprises Index (Hang Seng)	37.75	—	(145,555)	(145,555)
BNP	EUR	13	12/20/13	Receive	DJ EuroStoxx 50 Index	20.50	—	(89,902)	(89,902)
BNP	GBP	5	12/20/13	Pay	FTSE 100 Index	24.00	—	70,681	70,681
BNP	GBP	25	12/20/13	Pay	FTSE 100 Index	27.50	—	418,620	418,620
BNP	GBP	5	12/19/14	Pay	FTSE 100 Index	25.00	—	60,600	60,600
BNP	GBP	10	12/19/14	Pay	FTSE 100 Index	25.20	—	124,049	124,049
BNP	GBP	13	12/19/14	Pay	FTSE 100 Index	26.90	—	186,274	186,274
BNP	GBP	2	12/19/14	Pay	FTSE 100 Index	28.20	—	37,450	37,450
BNP	GBP	4	12/19/14	Pay	FTSE 100 Index	28.50	—	66,004	66,004
BNP	HKD	140	12/30/13	Receive	China Enterprises Index (Hang Seng)	25.60	—	(72,455)	(72,455)
BNP	HKD	85	12/30/13	Receive	China Enterprises Index (Hang Seng)	32.60	—	(106,406)	(106,406)
BNP	HKD	254	12/30/13	Receive	China Enterprises Index (Hang Seng)	37.40	—	(420,391)	(420,391)
BNP	HKD	194	12/30/14	Receive	China Enterprises Index (Hang Seng)	28.90	—	(69,882)	(69,882)
BNP	HKD	85	12/30/14	Receive	China Enterprises Index (Hang Seng)	33.30	—	(86,783)	(86,783)
BNP	HKD	15	12/30/14	Receive	China Enterprises Index (Hang Seng)	33.50	—	(15,449)	(15,449)
BNP	HKD	129	12/30/14	Receive	China Enterprises Index (Hang Seng)	33.65	—	(136,479)	(136,479)
BNP	HKD	53	12/30/14	Receive	China Enterprises Index (Hang Seng)	34.00	—	(57,471)	(57,471)
BNP	HKD	41	12/30/14	Receive	China Enterprises Index (Hang Seng)	34.25	—	(45,287)	(45,287)
BNP	HKD	155	12/30/14	Receive	Hang Seng Index	23.00	—	(39,868)	(39,868)
BNP	KRW	38,613	12/11/14	Receive	Kospi 2 Index	22.70	—	(90,198)	(90,198)
BNP	USD	18	01/17/14	Receive	S&P 500 Index	15.35	—	(29,192)	(29,192)
BNP	USD	25	12/19/14	Pay	S&P 500 Index	20.80	—	60,132	60,132
BNP	USD	10	12/19/14	Pay	S&P 500 Index	21.00	—	26,466	26,466
BNP	USD	20	12/19/14	Pay	S&P 500 Index	21.40	—	72,467	72,467
BNP	USD	25	12/19/14	Pay	S&P 500 Index	21.60	—	94,795	94,795
CITI	EUR	13	12/20/13	Receive	DAX Index	19.95	—	(91,788)	(91,788)
CITI	GBP	11	12/20/13	Receive	FTSE 100 Index	16.75	—	(74,984)	(74,984)
							—	(198,277)	(198,277)

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Schedule of investments – October 31, 2013 (unaudited)

Centrally cleared credit default swap agreement—buy protection11

			Rate type
Referenced obligation[12]	Notional amount (000)		Termination date	Payments made by the Portfolio[9](%)	Upfront payments received ($)	Value($)	Unrealized (depreciation)($)
CDX North America High Yield Series 20 Index	USD	1,000	06/20/18	5.000	60,937	(82,286)	(21,349)

Centrally cleared credit default swap agreements—sell protection13

	Rate type
Referenced obligations[12]	Notional amount (000)		Termination date	Payments received by the Portfolio[9](%)	Upfront payments made($)	Value($)	Unrealized appreciation ($)	Credit spread[14]
CDX North America High Yield Series 20 Index	USD	1,000	06/20/18	5.000	(47,676)	82,287	34,611	3.21
CDX North America HighYield Series 21 Index	USD	24,400	12/20/18	5.000	(1,099,250)	1,737,870	638,620	3.58
					(1,146,926)	1,820,157	673,231

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Schedule of investments – October 31, 2013 (unaudited)

Centrally cleared interest rate swap agreements

			Rate type
Notional amount (000)		Termination date	Payments made by the Portfolio[9](%)	Payments received by the Portfolio[9](%)	Value($)	Unrealized appreciation (depreciation)($)
EUR	5,719	06/26/16	6 Month EURIBOR	1.380	42,841	42,841
EUR	11,438	06/29/16	6 Month EURIBOR	1.250	65,049	65,049
EUR	5,719	08/17/16	6 Month EURIBOR	1.200	24,119	24,119
EUR	5,098	08/17/16	6 Month EURIBOR	1.204	21,775	21,775
EUR	7,765	08/17/16	6 Month EURIBOR	1.208	33,531	33,531
EUR	7,765	08/17/16	6 Month EURIBOR	1.210	33,792	33,792
EUR	7,765	08/17/16	6 Month EURIBOR	1.220	34,836	34,836
EUR	5,098	08/19/16	6 Month EURIBOR	1.202	21,466	21,466
EUR	5,098	08/19/16	6 Month EURIBOR	1.207	21,808	21,808
EUR	5,098	08/19/16	6 Month EURIBOR	1.212	22,151	22,151
EUR	5,098	08/19/16	6 Month EURIBOR	1.239	24,000	24,000
EUR	5,098	08/19/16	6 Month EURIBOR	1.244	24,343	24,343
EUR	5,098	08/19/16	6 Month EURIBOR	1.252	24,891	24,891
EUR	5,098	08/19/16	6 Month EURIBOR	1.255	25,096	25,096
EUR	4,546	08/19/16	6 Month EURIBOR	1.270	23,295	23,295
EUR	1,000	06/06/27	2.784	6 Month EURIBOR	20,059	20,059
EUR	600	08/21/27	6 Month EURIBOR	3.216	15,165	15,165
EUR	1,300	08/21/27	6 Month EURIBOR	3.219	33,309	33,309
EUR	600	08/21/27	6 Month EURIBOR	3.227	15,929	15,929
EUR	300	06/06/47	6 Month EURIBOR	2.790	(13,669)	(13,669)
EUR	348	08/21/47	3.027	6 Month EURIBOR	(4,893)	(4,893)
EUR	754	08/21/47	3.030	6 Month EURIBOR	(11,201)	(11,201)
EUR	348	08/21/47	3.038	6 Month EURIBOR	(5,908)	(5,908)
					491,784	491,784

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of October 31, 2013 in valuing the Portfolio’s investments:

	Unadjusted quoted prices in active markets for identical investments (Level 1) ($)	Other significant observable inputs (Level 2) ($)	Unobservable inputs (Level 3) ($)	Total ($)
Common stocks	187,339,812	—	0	187,339,812
Preferred stock	442,714	—	—	442,714
Rights	—	—	0	0
Corporate notes	—	25,236,067	—	25,236,067
Non-US government obligations	—	12,839,965	—	12,839,965
Time deposits	—	95,173,928	—	95,173,928
Short-term US government obligations	—	209,969,270	—	209,969,270
Repurchase agreement	—	43,079,000	—	43,079,000
Options purchased	9,056,362	6,438,153	—	15,494,515
Investments sold short	(24,812,750)	—	—	(24,812,750)
Written options	(4,009,243)	(522,902)	—	(4,532,145)
Foreign exchange written options	—	(4,551,842)	—	(4,551,842)
Futures contracts, net	3,702,330	—	—	3,702,330
Forward foreign currency contracts, net	—	(2,784,053)	—	(2,784,053)
Swap agreements, net[15]	—	927,867	—	927,867
Total	171,719,225	385,805,453	0	557,524,678

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Schedule of investments – October 31, 2013 (unaudited)

At October 31, 2013, there were no transfers between Level 1 and Level 2.

The following is a rollforward of the Portfolio’s investments that were valued using unobservable inputs (Level 3) for the three months ended October 31, 2013:

	Common stocks ($)	Rights ($)
Beginning balance	0	0
Purchases	—	—
Sales	—	—
Accrued discounts/(premiums)	—	—
Total realized gain/(loss)	—	—
Net change in unrealized appreciation/depreciation	—	—
Transfers into Level 3	—	—
Transfers out of Level 3	—	—
Ending balance	0	0

The change in net unrealized appreciation/depreciation relating to the Level 3 investments held at October 31, 2013, was $0.

Portfolio footnotes

*	Non-income producing security.
1	Security, or portion thereof, pledged as collateral for investments sold short, written options or futures.
2	Security is being fair valued by a valuation committee under the direction of the board of trustees.
3	Illiquid investments representing 0.50% of net assets as of October 31, 2013.
4	Variable or floating rate security. The interest rate shown is the current rate as of October 31, 2013 and changes periodically.
5

Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. At October 31, 2013, the value of these securities amounted to 2.50% of net assets.

6	Perpetual bond security. The maturity date reflects the next call date.
7	Step bond that converts to the noted fixed rate at a designated future date.
8	Rate shown is the discount rate at date of purchase.
9	Payments made/received are based on the notional amount.
10

At the maturity date, a net cash flow is exchanged, where the payoff amount is equivalent to the difference between the realized price variance of the reference entity and the strike price multiplied by the notional amount. As a receiver of the realized price variance, the Portfolio would receive the payoff amount when the realized price variance of the reference entity is greater than the strike price and would owe the payoff amount when the variance is less than the strike price. As a payer of the realized price variance, the Portfolio would owe the payoff amount when the realized price variance of the reference entity is greater than the strike price and would receive the payoff amount when the variance is less than the strike price.

11

If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of the particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional value of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

12	Payments from/to the counterparty will be received/made upon the occurrence of a failure to pay, obligation acceleration, repudiation or restructuring of the referenced obligation.
13

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of the particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Schedule of investments – October 31, 2013 (unaudited)

14

Credit spreads, represented in absolute terms, utilized in determining the market value as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity. Credit spreads are unaudited.

15	Swap agreements are included in the table at value, with the exception of centrally cleared swap agreements which are included in the table at unrealized appreciation/(depreciation).

For more information regarding the Portfolio’s other significant accounting policies, please refer to the Portfolio’s annual report to shareholders dated July 31, 2013.

Portfolio acronyms:

ABS	Asset-backed Security
ADR	American Depositary Receipt
AGC	Associated General Contractors
AGM	Assured Guaranty Municipal Corporation
AMBAC	American Municipal Bond Assurance Corporation
AMT	Alternative Minimum Tax
ARM	Adjustable Rate Mortgage—The interest rate shown is the current rate as of October 31, 2013.
ASX	Australian Securities Exchange
BHAC	Berkshire Hathaway Assurance Corporation
BOBL	Bundesobligationen
CAC 40	French Stock Market Index
CDO	Collateralized Debt Obligation
CLO	Collateralized Loan Obligation
CETIP	Central of Custody and Settlement of Private Bonds
COFI	Cost of Funds Index
DAX	German Stock Index
ETN	Exchange Traded Notes
ETF	Exchange Traded Fund
EURIBOR	Euro Interbank Offered Rate
FGIC	Financial Guaranty Insurance Company
FHA	Federal Housing Administration
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
FTSE	London Stock Exchange Index
GDR	Global Depositary Receipt
GMAC	General Motors Acceptance Corporation
GMTN	Global Medium Term Note
GNMA	Government National Mortgage Association
GTD	Guaranteed
IBC	Insured Bond Certificate
IBEX 35	Spanish Exchange Index
ICC	International Code Council
JGB	Japan Government Bond
KOSPI	Korea Composite Stock Price Index
LIBOR	London Interbank Offered Rate
MLCC	Merrill Lynch Credit Corporation
MTN	Medium Term Note
NATL-RE	National Reinsurance
NCUA	National Credit Union Administration
NIKKEI	Tokyo Stock Exchange Index
NVDR	Non Voting Depositary Receipt
OJSC	Open Joint Stock Company
OMX 30	Stockholm Stock Exchange
PSF	Permanent School Fund
REIT	Real Estate Investment Trust

REMIC	Real Estate Mortgage Investment Conduit
SBA	Small Business Administration
S&P	Standard and Poor’s
SCSDE	South Carolina School District Enhancement
SPI	Swiss Performance Index
STOXX	A series of market indexes that are representative of the European and global markets.
STRIP	Separate Trading of Registered Interest and Principal of Securities
TBA

(To Be Announced) Security is purchased on a forward commitment basis with an approximate principal amount (generally +/- 1.0%) and no definite maturity date. The actual principal amount and maturity date will be determined upon settlement when the specific mortgage pools are assigned.

TIPS

Treasury inflation protected securities (“TIPS”) are debt securities issued by the US Treasury whose principal and/or interest payments are adjusted for inflation, unlike debt securities that make fixed principal and interest payments. The interest rate paid by the TIPS is fixed, while the principal value rises or falls based on changes in a published Consumer Price Index (“CPI”). Thus, if inflation occurs, the principal and interest payments on TIPS are adjusted accordingly to protect investors from inflationary loss. During a deflationary period, the principal and interest payments decrease, although the TIPS principal amounts will not drop below their face amounts at maturity. In exchange for the inflation protection, the TIPS generally pay lower interest rates than typical US Treasury securities. Only if inflation occurs will TIPS offer a higher real yield than a conventional Treasury bond of the same maturity.

TOPIX	Tokyo Stock Exchange
TSE	Tokyo Stock Exchange
VRD	Variable rate demand notes are payable on demand. The interest rates shown are the current rates as of October 31, 2013 and reset periodically.
VVPR	Verminderde Voorheffing Precompte Reduit (Belgium dividend coupon)

Currency type abbreviations:

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNY	Chinese Yuan Renminbi
CZK	Czech Koruna
DKK	Danish Krone

EUR	Euro
GBP	Great Britain Pound
HKD	Hong Kong Dollar
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Rupiah
NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peruvian Nouveau Sol
PHP	Philippine Peso
PLN	Polish Zloty
RUB	Russian Ruble
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TWD	Taiwan Dollar
USD	United States Dollar

Counterparty acronyms:

ANZ	Australia and New Zealand Banking Group
BB	Barclays Bank PLC
BNP	BNP Paribas
BOA	Bank of America
CITI	Citibank NA
CSI	Credit Suisse International
DB	Deutsche Bank AG
GS	Goldman Sachs
GSB	Goldman Sachs Bank
GSCM	Goldman Sachs Capital Management
GSI	Goldman Sachs International
HSBC	HSBC Bank PLC
JPMCB	JPMorgan Chase Bank
MSC	Morgan Stanley & Co., Inc.
MSCI	Morgan Stanley & Co. International PLC
RBS	Royal Bank of Scotland PLC
SSC	State Street Bank and Trust Co.
TDB	Toronto Dominion Bank
WBC	Westpac Banking Corp.

PACE Select Advisors Trust

Each Portfolio calculates its net asset value on days that the New York Stock Exchange (“NYSE”) is open. A Portfolio calculates net asset value separately for each class as of the close of regular trading on the NYSE (generally, 4:00 p.m., Eastern time). If trading on the NYSE is halted for the day before 4:00 p.m., Eastern time, a Portfolio’s net asset value per share will be calculated as of the time trading was halted.

PACE Money Market Investments’ net asset value per share is expected to be $1.00 per share, although this value is not guaranteed. PACE Money Market Investments values its securities at amortized cost. This method uses a constant amortization to maturity of the difference between the cost of the instrument to the fund and the amount due at maturity.

Each Portfolio (other than PACE Money Market Investments) calculates its net asset value based on the current market value, where available, for its portfolio securities. The Portfolios normally obtain market values for their investments from independent pricing sources and broker-dealers. Independent pricing sources may use reported last sale prices, official market closing prices, current market quotations or valuations from computerized evaluation systems that derive values based on comparable investments. An evaluation system incorporates parameters such as security quality, maturity and coupon, and/or research and evaluations by its staff, including review of broker-dealer market price quotations, if available, in determining the valuation of the portfolio investments. If a market value is not readily available from an independent pricing source for a particular investment, that investment is valued at fair value as determined in good faith by or under the direction of the board of trustees (the “board”).

The amortized cost method of valuation, which approximates market value, generally is used to value short-term debt instruments with 60 days or less remaining to maturity, unless the board determines that this does not represent fair value. Investments in open-end investment companies are valued at the daily closing net asset value of the respective investment company. Pursuant to the Portfolios’ use of the practical expedient within ASC Topic 820, investments in non-registered investment companies are also valued at the daily closing net asset value. All investments quoted in foreign currencies will be valued daily in US dollars on the basis of the foreign currency exchange rates prevailing at the time such valuation is determined by the Portfolios’ custodian and accounting agent. Foreign currency exchange rates are generally determined as of the close of the NYSE.

Investments traded in the over-the-counter (“OTC”) market and listed on The NASDAQ Stock Market, Inc. (“NASDAQ”) normally are valued at the NASDAQ Official Closing Price. Other OTC securities are valued at the last bid price on the valuation date available prior to valuation. Investments which are listed on US and foreign stock exchanges are normally valued at the market closing price, the last sale price on the day the securities are valued or, lacking any sales on such day, at the last available bid price.

The board has delegated to the UBS Global Asset Management (Americas) Inc. Global Valuation Committee (“GVC”) the responsibility for making fair value determinations with respect to the Portfolios’ holdings. The GVC is comprised of representatives of management, including members of the investment team. The GVC provides reports to the board at each quarterly meeting regarding any investments that have been fair valued, valued pursuant to standing instructions approved by the GVC, or where non-vendor pricing sources had been used to make fair value determinations when sufficient information exists during the prior quarter. Fair valuation determinations are subject to review at least monthly by the GVC during scheduled meetings. Pricing decisions, processes, and controls over fair value determinations are subject to internal and external reviews, including annual internal compliance reviews and periodic internal audit reviews of securities valuations.

The types of investments for which such fair value pricing may be necessary include, but are not limited to: foreign investments under some circumstances, as discussed below; securities of an issuer that has entered into a restructuring; investments whose trading has been halted or suspended; fixed income securities that are in default and for which there is no current market value quotation; and investments that are restricted as to transfer or resale. Various factors may be reviewed in order to make a good faith determination of a investment’s fair value. These factors include, but are not limited to, fundamental analytical data relating to the investment; the nature and duration of restrictions on disposition of the investments; and the evaluation of forces which influence the market in which the investments are purchased and sold. Valuing investments at fair value involves greater reliance on judgment than valuing investments that have readily available market quotations. Fair value determinations can also involve reliance on quantitative models employed by an independent third party.

Each Portfolio expects to price most of its portfolio holdings based on current market value, as discussed previously. Investments for which market quotations are not readily available may be valued based upon appraisals received from a pricing service using a computerized evaluation system or formula method that takes into consideration market indices, matrices, yield curves and other specific adjustments. Investments also may be valued based on appraisals derived from information concerning the investment or similar investments received from recognized dealers in those holdings. If a Portfolio concludes that a market quotation is not readily available for a portfolio investment for any number of reasons, including the occurrence of a “significant event” (e.g., natural disaster or governmental action), after the close of trading in its principal domestic or foreign market but before the close of regular trading on the NYSE, the Portfolio will use fair value methods to reflect those events. This policy is intended to assure that each Portfolio’s net asset value fairly reflects the value of its portfolio holdings as of the time of pricing. PACE International Equity Investments, PACE International Emerging Markets Equity Investments, PACE Global Real Estate Securities Investments and PACE Alternative Strategies Investments may use a systematic fair valuation model provided by an independent third party to value investments principally traded in foreign markets in order to adjust for possible stale pricing that may occur between the close of the foreign exchanges and the time for valuation. If an investment is valued at a “fair value,” that value is likely to be different from the last quoted market price for the investment. The use of the fair valuation model may result in investments being transferred between Level 1 and Level 2 of the fair value hierarchy at reporting period ends. In cases where investments are traded on more than one exchange, the investments are valued on the exchange designated as the primary market by UBS Global Asset Management (Americas) Inc., the investment manager of the Portfolios.

Futures contracts are generally valued at the settlement price established each day on the exchange on which they are traded. Forward foreign currency contracts are valued daily using forward exchange rates quoted by independent pricing services. Swaps and other OTC derivatives are marked to market daily based upon values from third party vendors or quotations from market makers to the extent available. In the event that market quotations are not readily available or deemed unreliable, the swap is valued at fair value as determined in good faith by or under the direction of the board.

US generally accepted accounting principles (“US GAAP”) requires disclosure surrounding the various inputs that are used in determining the value of each Portfolio’s investments. These inputs are summarized into the three broad levels listed below:

Level 1—Unadjusted quoted prices in active markets for identical investments.

Level 2— Other significant observable inputs, including but not limited to, quoted prices for similar investments, interest rates, prepayment speeds and credit risks.

Level 3—Unobservable inputs inclusive of each Portfolio’s own assumptions in determining the fair value of investments.

In accordance with US GAAP a fair value hierarchy has been included near the end of each Portfolio’s Schedule of investments.

In January 2013, Accounting Standards Update 2013-01 (“ASU 2013-01”), “Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities”, replaced Accounting Standards Update 2011-11 (“ASU 2011-11”), “Disclosures about Offsetting Assets and Liabilities”. ASU 2013-01 is effective for fiscal years beginning on or after January 1, 2013, and interim periods within those annual periods. ASU 2011-11 was intended to enhance disclosure requirements on the offsetting of financial assets and liabilities. ASU 2013-01 limits the scope of the new balance sheet offsetting disclosures to derivatives, repurchase agreements, and securities lending transactions to the extent that they are (1) offset in the financial statements or (2) subject to an enforceable master netting arrangement or similar agreement. Management is currently evaluating the application of ASU 2013-01 and its impact, if any, on the Funds’ financial statements.

For more information regarding the Portfolios’ other significant accounting policies, please refer to the Portfolio’s annual report to shareholders dated July 31, 2013.

Item 2.  Controls and Procedures.

(a)           The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (“Investment Company Act”)) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)           The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

(a)               Certifications of principal executive officer and principal financial officer of registrant pursuant to Rule 30a-2(a) under the Investment Company Act are attached hereto as Exhibit EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PACE Select Advisors Trust

By:	/s/ Mark E. Carver
Mark E. Carver
President

Date:	December 30, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mark E. Carver
Mark E. Carver
President

Date:	December 30, 2013

By:	/s/ Thomas Disbrow
Thomas Disbrow
Vice President and Treasurer

Date:	December 30, 2013